UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-670-2000

Date of fiscal year end: August 31, 2014

Date of reporting period: August 31, 2014

Item 1. Reports to Stockholders.

AUGUST 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares MSCI All Peru Capped ETF | EPU | NYSE Arca
➢	iShares MSCI China ETF | MCHI | NYSE Arca
➢	iShares MSCI Denmark Capped ETF | EDEN | BATS
➢	iShares MSCI Emerging Markets Latin America ETF | EEML | NASDAQ
➢	iShares MSCI Finland Capped ETF | EFNL | BATS
➢	iShares MSCI Indonesia ETF | EIDO | NYSE Arca
➢	iShares MSCI Ireland Capped ETF | EIRL | NYSE Arca
➢	iShares MSCI New Zealand Capped ETF | ENZL | NYSE Arca
➢	iShares MSCI Norway Capped ETF | ENOR | BATS
➢	iShares MSCI Philippines ETF | EPHE | NYSE Arca
➢	iShares MSCI Poland Capped ETF | EPOL | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

INTERNATIONAL MARKET OVERVIEW

International equities rose during the 12-month period ended August 31, 2014 (the “reporting period”), as modest economic growth and solid corporate profits offset concerns about global growth, the banking system and geopolitical events. Monetary policy continued to be a driving force for international equities, as several countries took steps to stimulate economic growth (as measured by gross domestic product, or “GDP”). The European Central Bank (“ECB”) cut interest rates several times, the Bank of Japan continued its bond purchasing efforts, and the U.S. Federal Reserve Bank (the “Fed”) reduced its unprecedented stimulus program.

Accommodative monetary policy and improving global growth led to a sustained rally in international equities from September to December 2013. However, events in early 2014 dampened the rally, as slow economic growth in the U.S. and China and the conflict in Ukraine raised concerns for international investors. In the final months of the reporting period, stagnant European growth, a Portuguese bank default and military escalation in Ukraine dampened international markets’ performance, particularly in Europe. Despite these challenges, most international markets finished with a solid return for the reporting period.

North American markets delivered strong gains during the reporting period. The U.S. economy strengthened in the latter half of the reporting period, as the combination of accommodative monetary policy, low inflation, steady job growth and rising corporate profits drove economic growth. Canada and Mexico also generated steady economic growth and rising stock prices during the reporting period.

Asian markets advanced during the reporting period, as investors generally embraced the region’s progress toward economic and political reform. Slow global growth presented new challenges for China and India after rapid economic growth in past decades. China, India and Japan, the three largest economies in the region, pursued dramatic changes to improve their competitive edge in the changing global economy.

China, Asia’s largest economy, continued to transition from an economy based on investment and manufacturing toward one based on consumption and services, which led to slowing economic growth. India underwent substantial political and economic change during the reporting period. The Bank of India made significant progress on curbing inflation, while the Indian government pursued growth-oriented political reform. By contrast, Japan attempted to reignite economic growth with monetary stimulus and political reform after twenty years of economic stagnation.

European equities posted solid gains while trailing developed markets in Asia and North America. Europe took steps toward an economic recovery during the reporting period after enduring a financial crisis and an economic recession. Europe’s uneven path to recovery included an improving credit environment and lower interest rates, as well as declining inflation and stagnant demand. France and Germany were mired in sluggish economic growth, while the United Kingdom expanded at a moderate pace during the reporting period. Spain and Italy experienced dramatically improving credit markets and lower interest rates, helping to revive investors’ interest in Spanish and Italian financial markets. European equity markets declined during the final months of the reporting period, as fear of economic stagnation and declining prices spurred the ECB to consider additional monetary support.

At the highest level, economic crosscurrents rippled across markets, while the ebb and flow of geopolitical risks drove market performance during the reporting period. International markets advanced through the uncertainty, as investors welcomed moderate global growth, low inflation and improving credit conditions.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® MSCI ALL PERU CAPPED ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.50%	8.28%	10.06%	9.50%	8.28%	10.06%
5 Years	7.81%	7.62%	8.31%	45.63%	44.37%	49.06%
Since Inception	9.89%	9.76%	10.58%	63.37%	62.30%	68.62%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/19/09. The first day of secondary market trading was 6/22/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 28 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,102.00	$2.70	$1,000.00	$1,022.60	$2.60	0.51%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 28 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL PERU CAPPED ETF

The iShares MSCI All Peru Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Peruvian equities, as represented by the MSCI All Peru Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 9.50%, net of fees, while the total return for the Index was 10.06%.

As represented by the Index, Peruvian equities advanced for reporting period but lagged the performance of broad international equity indexes.

Weak equity market conditions reflected a softening economic environment during the reporting period. As a major exporter of copper and gold, Peru relies on its export partners for much of its economic livelihood. In recent years, a commodities boom drove strong economic growth levels for the country.

During the reporting period, however, lower commodity prices and reduced mining output hindered economic growth. As export levels declined, economic growth, as measured by GDP, slowed to a modest 1.7% for the second quarter of 2014 versus the same quarter in 2013. Domestic demand also slowed, expanding by 2.2% in the second quarter of 2014, down from 4% growth in the first quarter of 2014 and 7.1% growth in the second quarter of 2013.

In response to weaker economic conditions, the Central Bank of Peru cut its reference interest rate two times during the reporting period, in November 2013 and July 2014, in an effort to stimulate economic conditions. Prior to November 2013, the reference rate had not been cut for more than four years.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Materials	50.33%
Financials	29.09
Industrials	7.01
Utilities	6.59
Consumer Staples	5.50
Energy	1.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Credicorp Ltd.	22.67%
Southern Copper Corp.	16.30
Cia de Minas Buenaventura SA SP ADR	7.29
Alicorp SA	4.28
Rio Alto Mining Ltd.	4.27
Grana y Montero SAA	4.18
Intergroup Financial Services Corp.	3.92
Volcan Compania Minera SAA Class B	3.86
Minsur SA	3.11
Union Andina de Cementos SAA	3.05

TOTAL	72.93%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI CHINA ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.03%	17.07%	17.57%	17.03%	17.07%	17.57%
Since Inception	2.61%	2.49%	3.16%	9.23%	8.79%	11.22%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 28 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,121.10	$3.31	$1,000.00	$1,022.10	$3.16	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 28 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI CHINA ETF

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 17.03%, net of fees, while the total return for the Index was 17.57%.

Despite challenges in early 2014, the Index posted a solid return as investors set aside concerns of a slowing Chinese economy. In comparison to pre-recession years when growth was more than 10% per year, GDP grew 7.5% in the second quarter of 2014 compared to the same period in 2013. This was in line with GDP growth for all of 2013 and 2012, which was 7.7%. China’s economy, largely driven by exports, is the second largest in the world after the U.S.

China’s trade surplus — the amount by which exports exceed imports – hit a record high in August 2014 for the second month in a row. Exports were driven by strong demand from the U.S., Europe and Southeast Asia, while imports were impaired by a weakness in domestic consumption within China, particularly the weak property sector. The Chinese government has recently attempted to stimulate the domestic economy by boosting government spending on transportation, housing and energy programs. Meanwhile, the U.S. Congress has called for the Chinese government to allow the yuan to appreciate, rather than keep it at artificially low levels, which benefits exports.

In terms of sector performance, the information technology sector posted the strongest contributions to Index returns for the reporting period, followed by the financials and energy sectors. Consumer staples, materials and health care were the smallest contributors to Index returns.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Financials	35.42%
Energy	14.55
Information Technology	13.27
Telecommunication Services	11.79
Industrials	6.17
Consumer Discretionary	5.35
Consumer Staples	4.88
Utilities	3.99
Materials	2.71
Health Care	1.87

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	10.29%
China Mobile Ltd.	9.28
China Construction Bank Corp. Class H	6.59
Industrial and Commercial Bank of China Ltd. Class H	6.02
Bank of China Ltd. Class H	4.54
CNOOC Ltd.	4.40
PetroChina Co. Ltd. Class H	3.67
China Petroleum & Chemical Corp. Class H	3.19
China Life Insurance Co. Ltd. Class H	2.63
Ping An Insurance (Group) Co. of China Ltd. Class H	2.02

TOTAL	52.63%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® MSCI DENMARK CAPPED ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	35.33%	35.23%	35.90%	35.33%	35.23%	35.90%
Since Inception	30.48%	30.52%	30.77%	99.72%	99.86%	100.84%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 28 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.30	$2.68	$1,000.00	$1,022.50	$2.70	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 28 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

The iShares MSCI Denmark Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 35.33%, net of fees, while the total return for the Index was 35.90%.

Danish stocks, as represented by the Index, delivered a strong return for the reporting period, significantly outperforming the broader international markets.

The Danish economy experienced relatively flat growth during the reporting period, as slight contractions in GDP offset slight expansions from quarter to quarter. Despite modest economic activity, rising consumer sentiment contributed to optimism that the Danish economy was improving after experiencing weak growth since the financial crisis in 2008. The unemployment rate declined to a low of 3.9% in April 2014, and hovered around 4% through the end of the reporting period. Inflation also remained subdued, as the inflation rate stayed at 1% or below during the majority of the reporting period. In addition, the declining krone relative to the U.S. dollar helped Danish companies that export to the United States.

In that environment, the Index produced strong performance. Novo Nordisk A/S, a large, multinational healthcare company, was the Index’s largest constituent by far as of the end of the reporting period. The company rallied on solid earnings, and contributed significantly to Index returns. Another large constituent within the Index, A.P. Moeller-Maersk A/S, the world’s largest shipping company, was also a large positive contributor to Index returns.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Health Care	33.97%
Industrials	24.60
Financials	16.48
Materials	7.80
Consumer Staples	7.06
Consumer Discretionary	5.71
Telecommunication Services	3.37
Information Technology	1.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Novo Nordisk A/S Class B	22.81%
Danske Bank A/S	8.05
A.P. Moeller-Maersk A/S Class B	7.60
Novozymes A/S Class B	4.70
Coloplast A/S Class B	4.47
Carlsberg A/S Class B	4.14
Vestas Wind Systems A/S	4.00
A.P. Moeller-Maersk A/S Class A	3.93
Pandora A/S	3.73
TDC A/S	3.37

TOTAL	66.80%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.49%	23.52%	23.99%	23.49%	23.52%	23.99%
Since Inception	(0.64)%	(0.73)%	(0.07)%	(1.66)%	(1.91)%	(0.19)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/18/12. The first day of secondary market trading was 1/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 28 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,263.90	$2.80	$1,000.00	$1,022.70	$2.50	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 28 for more information.

The iShares MSCI Emerging Markets Latin America ETF (the “Fund”) seeks to track the investment results of an index composed of Latin American emerging market equities, as represented by the MSCI Emerging Markets Latin America Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 23.49%, net of fees, while the total return for the Index was 23.99%.

As represented by the Index, emerging markets in Latin America advanced for the reporting period and outperformed broader international equity indexes.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

Early in the reporting period, concern regarding the Fed tapering its quantitative easing program led investors to abandon emerging market holdings. Political uncertainty among some emerging markets compounded investor aversion to emerging markets. As the reporting period progressed, rising expectations that the Fed would be slower to raise rates than originally had been anticipated, as well as reduced political unrest, helped to refuel investors’ appetite for risk, boosting returns for emerging markets equities, including those in Latin America.

Brazil, which comprised 57% of the Index on average during the reporting period, achieved strong absolute returns and was the largest individual contributor to Index returns, despite weak economic conditions. Economic growth, as measured by GDP, contracted in the third quarter of 2013 but expanded by 0.5% for the fourth quarter of 2013. In the first and second quarters of 2014, however, GDP contracted 0.2% and 0.6%, respectively. A key driver of Brazil’s tepid economy was slow growth in China and the European Union, which led to lower levels of foreign direct investment.

Mexico, which represented an average of 27% of the Index, contributed meaningfully to Index gains as the country continued to recover from its recession in 2009. After expanding 1.0% in the third quarter of 2013, GDP growth was a relatively muted 0.17% in the fourth quarter of 2013, followed by 0.44% and 1.0% growth rates in the first and second quarters of 2014, respectively. Export growth strengthened and the services sector, which reflects domestic demand, expanded.

Chile, which represented 8% of the Index on average, detracted from Index results. Chile relies on copper exports for much of its economic livelihood. The Chilean economy was hurt during the reporting period as decreased demand in China for copper sent the metal’s price to its lowest level in four years.

Colombia and Peru, the remaining country allocations within the Index, posted small, positive contributions to Index returns during the reporting period.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Financials	29.61%
Consumer Staples	16.88
Materials	14.68
Energy	11.67
Consumer Discretionary	6.60
Telecommunication Services	6.57
Industrials	6.05
Utilities	5.42
Information Technology	1.84
Health Care	0.68

TOTAL	100.00%

COUNTRY ALLOCATION

As of 8/31/14

Country	Percentage of Total Investments*

Brazil	59.31%
Mexico	26.41
Chile	6.96
Colombia	5.10
Peru	2.22

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® MSCI FINLAND CAPPED ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.25%	28.67%	28.89%	29.25%	28.67%	28.89%
Since Inception	17.17%	17.09%	16.63%	50.97%	50.73%	49.15%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 28 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.10	$2.68	$1,000.00	$1,022.50	$2.70	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 28 for more information.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

The iShares MSCI Finland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 29.25%, net of fees, while the total return for the Index was 28.89%.

Finnish stocks, as represented by the Index, posted a strong gain during the reporting period, outpacing the broader international equity market.

The Finnish economy continued to struggle with a two-year economic recession during most of the reporting period. However, the economy posted slightly positive growth during the last portion of the reporting period. In addition, Finland continued to benefit from near-zero interest rates, as well as stimulus packages administered by neighboring European central banks. However, the improvement in the economy was tempered by geopolitical tensions between Ukraine and Russia. Finland shares a long border and a significant trading relationship with Russia. Trade sanctions imposed on Russia by the European Union and the United States raised fear of a negative impact on Finland’s exports. The situation in Ukraine escalated during the final months of the reporting period, which weighed on the Index’s performance.

At the end of the reporting period, the Index had a large weighting in telecommunications company Nokia OYJ. The stock posted a strong return during the reporting period, as the company sought strategic partnerships to develop technology while continuing its expansion in China. Nokia was responsible for an outsized portion of the Finnish stock market’s overall gain due to its large market capitalization and strong performance during the reporting period.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Industrials	25.36%
Information Technology	21.57
Financials	15.99
Materials	13.72
Consumer Discretionary	6.19
Utilities	5.56
Health Care	3.64
Telecommunication Services	3.05
Consumer Staples	2.82
Energy	2.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Nokia OYJ	19.71%
Sampo OYJ Class A	13.11
Kone OYJ Class B	6.95
Fortum OYJ	5.56
UPM-Kymmene OYJ	4.55
Wartsila OYJ Abp	4.55
Stora Enso OYJ Class R	3.70
Metso OYJ	3.42
Orion OYJ Class B	3.08
Elisa OYJ	3.05

TOTAL	67.68%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® MSCI INDONESIA ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.79%	26.68%	17.56%	16.79%	26.68%	17.56%
Since Inception	5.88%	6.06%	6.40%	28.06%	28.98%	30.73%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 28 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.90	$3.31	$1,000.00	$1,022.10	$3.16	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 28 for more information.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI INDONESIA ETF

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 16.79%, net of fees, while the total return for the Index was 17.56%.

Despite challenges in early 2014, the Index posted a solid return for the reporting period as investors set aside concerns of a slowing economy in the region.

The economy continued to grow at about 5% per year, supported by natural resources exports and a growing population, which helped boost domestic consumption. Indonesia’s political and economic climate has been stable, and government reforms regarding taxes, capital markets and immigration have appeared to have favorable effects. Another factor affecting the Index’s performance was anticipation that the newly elected president would usher in a period of government reforms such as the funding of new infrastructure projects as well as making Indonesia more attractive for foreign investment.

However, Indonesia’s volatile currency continues to be a risk factor. Strong demand for Indonesia’s commodity exports, such as coal and palm oil, combined with healthy foreign investments into Indonesian assets, helped boost the rupiah during the past few years. However, slowing commodity demand, particularly from China, weighed on the currency during the reporting period, although it gained some ground since the start of 2014, after the government raised interest rates to boost demand for the currency.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Financials	34.62%
Consumer Discretionary	18.16
Consumer Staples	12.04
Telecommunication Services	10.96
Materials	6.45
Industrials	6.29
Energy	4.51
Utilities	4.15
Health Care	2.58
Information Technology	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

PT Astra International Tbk	10.05%
PT Bank Central Asia Tbk	9.05
PT Telekomunikasi Indonesia (Persero) Tbk	8.80
PT Bank Rakyat Indonesia (Persero) Tbk	8.04
PT Bank Mandiri (Persero) Tbk	6.35
PT Perusahaan Gas Negara (Persero) Tbk	4.15
PT Semen Gresik (Persero) Tbk	3.15
PT Unilever Indonesia Tbk	3.10
PT Bank Negara Indonesia (Persero) Tbk	2.62
PT United Tractors Tbk	2.44

TOTAL	57.75%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® MSCI IRELAND CAPPED ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.45%	13.58%	15.24%	15.45%	13.58%	15.24%
Since Inception	12.89%	12.82%	13.35%	68.94%	68.51%	71.82%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through November 26, 2013 reflects the performance of the MSCI Ireland Investable Market 25/50 Index. Index performance beginning on November 27, 2013 reflects the performance of the MSCI All Ireland Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 28 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$880.10	$2.27	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 28 for more information.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI IRELAND CAPPED ETF

The iShares MSCI Ireland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 15.45%, net of fees, while the total return for the Index was 15.24%.

The Index posted solid performance for the reporting period, while slightly trailing the broad international equity market. The Index staged a strong rally during the first half of the reporting period, as global economic growth generally improved, leading to optimism for a broad-based economic recovery in Europe. The second half of the reporting period brought a relatively sharp decline, as stagnant economic growth and geopolitical tension in Ukraine worked against the eurozone recovery.

The Irish economy continued to grow at a modest pace during the reporting period, as the government continued to make positive steps toward decreasing its relatively large debt burden. GDP growth was 2.8% for the first quarter of 2014, followed by 1.5% growth in the second quarter. The manufacturing sector expanded during the reporting period, while steady job growth drove the unemployment rate lower.

Several sectors and many individual stocks contributed to the performance of the Index, although one constituent had a relatively large impact on the Index’s return. Irish building materials conglomerate, CRH PLC, represented the largest constituent weighting within the Index as of the end of the reporting period. The stock posted a solid return during the reporting period, as investors anticipated rising demand for building materials.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Consumer Staples	26.08%
Materials	25.10
Industrials	19.44
Financials	16.62
Health Care	8.34
Consumer Discretionary	4.09
Information Technology	0.17
Energy	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

CRH PLC	20.50%
Kerry Group PLC Class A	13.27
Bank of Ireland	10.74
Grafton Group PLC Units	4.67
Smurfit Kappa Group PLC	4.60
C&C Group PLC	4.43
Kingspan Group PLC	4.40
Glanbia PLC	4.34
UDG Healthcare PLC	4.33
Paddy Power PLC	4.09

TOTAL	75.37%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® MSCI NEW ZEALAND CAPPED ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.02%	25.98%	25.47%	25.02%	25.98%	25.47%
Since Inception	18.23%	18.21%	18.72%	95.38%	95.23%	98.55%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/1/10. The first day of secondary market trading was 9/2/10.

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 28 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.70	$2.47	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 28 for more information.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

The iShares MSCI New Zealand Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 25.02%, net of fees, while the total return for the Index was 25.47%.

The New Zealand economy was one of the best-performing in the world during the reporting period. As a result, the Index posted a strong gain for the reporting period.

New Zealand’s economic growth has eclipsed much of the developed world due to surging exports of the country’s agricultural commodities, a construction boom following a series of earthquakes, and an influx of immigration.

As a result, the New Zealand central bank is one of a few in the world to have begun raising interest rates since the global financial crisis of 2008. In contrast to U.S. short-term interest rates that are near zero, New Zealand short-term rates are at 3.5%, having risen by one percentage point during the reporting period.

In addition, the New Zealand dollar has remained very strong. Rising interest rates and a convincing economic recovery attracted foreign investors, boosting demand for the currency. In July 2014, the New Zealand dollar reached a 30-year peak against a basket of other currencies. However, the central bank has expressed concerns that the strong currency could adversely impact exports, particularly at a time when prices for commodities such as dairy and timber have been dropping.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Materials	15.35%
Health Care	14.48
Consumer Discretionary	14.27
Utilities	13.58
Telecommunication Services	13.46
Industrials	11.97
Financials	9.24
Information Technology	4.04
Energy	2.73
Consumer Staples	0.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Fletcher Building Ltd.	13.80%
Spark New Zealand Ltd.	11.70
Auckland International Airport Ltd.	7.44
Ryman Healthcare Ltd.	6.25
Fisher & Paykel Healthcare Corp. Ltd.	5.71
SKYCITY Entertainment Group Ltd.	4.40
Sky Network Television Ltd.	4.34
Contact Energy Ltd.	4.19
Mighty River Power Ltd.	3.39
Trade Me Group Ltd.	3.25

TOTAL	64.47%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® MSCI NORWAY CAPPED ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.91%	16.52%	16.27%	15.91%	16.52%	16.27%
Since Inception	11.84%	12.00%	12.23%	33.85%	34.36%	35.06%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/23/12. The first day of secondary market trading was 1/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 28 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,037.40	$2.72	$1,000.00	$1,022.50	$2.70	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 28 for more information.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

The iShares MSCI Norway Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 15.91%, net of fees, while the total return for the Index was 16.27%.

Norwegian stocks, as represented by the Index, generated solid performance for the reporting period. The Index fluctuated along with the performance of developed markets and oil and gas prices during the reporting period.

Norway’s economy experienced relatively flat economic growth during the reporting period. Inflation declined to 2.1% in August 2014, while Norway’s unemployment rate remained well below 4% throughout the entire reporting period. The eurozone experienced sluggish growth overall, and nearly 75% of Norway’s exports were destined to countries in the European Union. Economic activity within Norway was also muted by slower investment in offshore oil and high levels of consumer debt. The Norwegian central bank, Norges Bank, maintained its interest rate policy, while the Norwegian krone fluctuated in a relatively wide range relative to the euro during the reporting period.

Approximately 40% of the Index was allocated to the energy sector as of the end of the reporting period, reflecting the relatively large market capitalization of Norwegian energy companies and the relative importance of oil and gas resources to the Norwegian economy. As a result, the fluctuation of oil prices had a material impact on Index performance during the reporting period. The integrated oil and gas company, Statoil ASA, was the largest constituent within the Index as of the end of the reporting period. Statoil posted strong performance during the period, as the company continued to execute on its development projects and divestitures.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Energy	41.98%
Financials	18.01
Consumer Staples	9.97
Materials	9.56
Telecommunication Services	9.48
Information Technology	4.30
Industrials	3.66
Consumer Discretionary	3.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Statoil ASA	18.37%
DNB ASA	9.99
Telenor ASA	9.48
Seadrill Ltd.	7.25
Yara International ASA	4.53
Orkla ASA	4.51
Norsk Hydro ASA	4.49
Gjensidige Forsikring ASA	3.10
Subsea 7 SA	3.00
Schibsted ASA	2.85

TOTAL	67.57%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® MSCI PHILIPPINES ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.53%	23.62%	21.68%	20.53%	23.62%	21.68%
Since Inception	12.61%	12.61%	13.10%	59.39%	59.39%	62.09%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 28 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,127.10	$3.32	$1,000.00	$1,022.10	$3.16	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 28 for more information.

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI PHILIPPINES ETF

The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 20.53%, net of fees, while the total return for the Index was 21.68%.

The Philippine equity market rose strongly during the reporting period, as the country’s GDP grew 6.4% in the second quarter of 2014 versus the same period in 2013. At that rate, the country’s economy was among the fastest growing in Asia.

Since coming to power in 2010, the current government has boosted infrastructure spending, employing nearly 10 million immigrant workers to keep local consumption growing at a 5% rate. Another factor contributing to growth is the country’s surging exports of electronics and agricultural products. Exports rose 12% in July 2014 compared to July of the prior year, while unemployment declined from 7.3% to 6.7% by the end of the reporting period.

The Philippines also benefited from the high cost of doing business elsewhere in Asia. Rising wages in China and Japan has led several companies to relocate operations to the Philippines. At the same time, manufacturing activity grew nearly 11% in the second quarter of 2014 from the same period in 2013.

One area of economic concern for the country was inflation. The inflation rate was at a three year high at the end of the reporting period, nearing 5%, approximately double what it was a year earlier.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Financials	39.33%
Industrials	22.06
Telecommunication Services	16.16
Utilities	8.44
Consumer Staples	7.05
Consumer Discretionary	4.76
Materials	2.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Philippine Long Distance Telephone Co.	13.70%
Ayala Land Inc.	9.40
Ayala Corp.	6.03
BDO Unibank Inc.	5.99
Universal Robina Corp.	5.84
JG Summit Holdings Inc.	5.21
SM Investments Corp.	4.63
SM Prime Holdings Inc.	4.42
Aboitiz Equity Ventures Inc.	4.37
Jollibee Foods Corp.	3.13

TOTAL	62.72%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance

iSHARES® MSCI POLAND CAPPED ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.82%	6.65%	7.38%	6.82%	6.65%	7.38%
Since Inception	7.55%	7.46%	7.94%	36.45%	35.97%	38.53%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/25/10. The first day of secondary market trading was 5/26/10.

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 28 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$913.20	$2.99	$1,000.00	$1,022.10	$3.16	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 28 for more information.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI POLAND CAPPED ETF

The iShares MSCI Poland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 6.82%, net of fees, while the total return for the Index was 7.38%.

The Index posted a modest return for the reporting period, lagging the broader international equity market. The Index’s performance reflected optimistic sentiment and a market rally in the first few months of the reporting period, followed by pessimistic sentiment and then a market decline in the last two months of the reporting period.

The Polish economy grew at a relatively moderate pace, while outpacing the stagnant economic growth of the overall eurozone during the reporting period. Retail sales grew for most of the reporting period, although sales experienced a brisk slowdown in the last two months of the reporting period. The military conflict in Ukraine also threatened to dampen Poland’s growth, as approximately 20% of its exports were destined for Ukraine and Russia. The Polish economy continued to struggle with demographic issues, including labor participation, the emigration of young workers and an aging population. Amid all of the economic crosscurrents, Polish equities posted a modest return, as investors took a balanced and somewhat cautious view of Poland’s growth potential.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Financials	48.61%
Utilities	11.71
Materials	11.70
Energy	11.32
Consumer Discretionary	6.28
Telecommunication Services	4.45
Consumer Staples	2.02
Industrials	2.00
Information Technology	1.91

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Powszechna Kasa Oszczednosci Bank Polski SA	13.02%
Powszechny Zaklad Ubezpieczen SA	10.05
Bank Pekao SA	8.94
KGHM Polska Miedz SA	6.79
Polska Grupa Energetyczna SA	6.10
Polski Koncern Naftowy Orlen SA	4.52
Bank Zachodni WBK SA	4.25
Polskie Gornictwo Naftowe i Gazownictwo SA	3.76
Orange Polska SA	3.21
mBank SA	3.13

TOTAL	63.77%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2014 and held through August 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ALL PERU CAPPED ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.63%

COMMERCIAL BANKS — 28.98%
BBVA Banco Continental SA	3,682,233	$6,277,269
Credicorp Ltd.	367,823	57,038,313
Intergroup Financial Services Corp.	315,023	9,875,971

		73,191,553
CONSTRUCTION & ENGINEERING — 4.17%
Grana y Montero SAA	3,211,276	10,531,179

		10,531,179
CONSTRUCTION MATERIALS — 5.39%
Cementos Pacasmayo SAA	3,186,580	5,936,335
Union Andina de Cementos SAA	6,872,337	7,681,558

		13,617,893
ELECTRIC UTILITIES — 3.97%
Empresa de Distribucion Electrica de Lima Norte SA	2,362,660	4,276,871
Luz del Sur SAA	1,702,768	5,745,720

		10,022,591
FOOD PRODUCTS — 5.48%
Alicorp SA	3,913,793	10,757,772
Casa Grande SAA	1,028,459	3,072,725

		13,830,497
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.60%
Edegel SA	6,786,008	6,559,410

		6,559,410
METALS & MINING — 44.75%
Cia de Minas Buenaventura SA SP ADR	1,260,183	18,348,265
Compania Minera Atacocha SA Class Ba	34,704,837	3,293,605
Compania Minera Milpo SA	7,854,848	7,620,169
Corporacion Aceros Arequipa SA	10,433,316	2,347,038
Hochschild Mining PLC[a]	2,271,245	6,087,956
Minsur SA	11,420,706	7,827,900
Rio Alto Mining Ltd.[a]	3,834,450	10,736,460
Sociedad Minera Cerro Verde SAa	251,825	6,046,318
Southern Copper Corp.	1,249,706	41,002,854
Volcan Compania Minera SAA Class B	24,658,533	9,707,401

		113,017,966

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 1.48%
Maple Energy PLC[a,b]	9,899,590	$1,088,955
Refineria la Pampilla SAa	25,756,599	2,643,559

		3,732,514
TRADING COMPANIES & DISTRIBUTORS — 2.81%
Ferreycorp SAA	11,746,717	7,101,706

		7,101,706

TOTAL COMMON STOCKS
(Cost: $344,919,676)		251,605,309

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	193,776	193,776

		193,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $193,776)		193,776

TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $345,113,452)		251,799,085
Other Assets, Less Liabilities — 0.29%		740,092

NET ASSETS — 100.00%		$252,539,177

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® MSCI CHINA ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 0.14%
AviChina Industry & Technology Co. Ltd. Class H	2,704,000	$1,611,902

		1,611,902
AIRLINES — 0.15%
Air China Ltd. Class H	2,700,000	1,672,226

		1,672,226
AUTOMOBILES — 3.14%
Brilliance China Automotive Holdings Ltd.	4,050,000	7,504,113
BYD Co. Ltd. Class Ha	900,000	6,392,779
Chongqing Changan Automobile Co. Ltd.	1,185,384	2,447,197
Dongfeng Motor Group Co. Ltd. Class H	3,600,000	6,670,322
Geely Automobile Holdings Ltd.	7,875,000	3,017,845
Great Wall Motor Co. Ltd. Class H	1,462,500	6,208,428
Guangzhou Automobile Group Co. Ltd. Class H	3,152,000	3,278,017

		35,518,701
BEVERAGES — 0.30%
Tsingtao Brewery Co. Ltd. Class H	450,000	3,417,031

		3,417,031
CAPITAL MARKETS — 1.11%
China Cinda Asset Management Co. Ltd.[b]	7,200,000	3,688,187
China Everbright Ltd.	1,350,000	2,560,595
CITIC Securities Co. Ltd. Class H	1,462,500	3,472,191
Haitong Securities Co. Ltd. Class H	1,800,000	2,875,299

		12,596,272
CHEMICALS — 0.38%
China BlueChemical Ltd. Class H	2,250,000	1,109,011
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,950,000	1,654,226
Yingde Gases Group Co. Ltd.	1,462,500	1,564,373

		4,327,610

Security	Shares	Value

COMMERCIAL BANKS — 21.86%
Agricultural Bank of China Ltd. Class H	29,925,000	$13,823,152
Bank of China Ltd. Class H	110,475,000	51,316,426
Bank of Communications Co. Ltd. Class H	12,150,200	8,873,394
China CITIC Bank Corp. Ltd. Class H	11,250,800	7,098,755
China Construction Bank Corp. Class H	100,350,000	74,581,266
China Everbright Bank Co. Ltd.	3,825,000	1,786,611
China Merchants Bank Co. Ltd. Class H	6,412,650	12,262,404
China Minsheng Banking Corp. Ltd. Class H	8,610,300	8,087,970
Chongqing Rural Commercial Bank Co. Ltd. Class H	3,375,000	1,676,580
Industrial and Commercial Bank of China Ltd. Class H	102,600,000	68,045,651

		247,552,209
COMMERCIAL SERVICES & SUPPLIES — 0.41%
China Everbright International Ltd.[a]	3,375,000	4,624,749

		4,624,749
COMMUNICATIONS EQUIPMENT — 0.17%
ZTE Corp. Class Ha	855,000	1,926,195

		1,926,195
COMPUTERS & PERIPHERALS — 1.15%
Lenovo Group Ltd.[a]	8,550,000	13,061,941

		13,061,941
CONSTRUCTION & ENGINEERING — 1.36%
China Communications Construction Co. Ltd. Class H	6,075,000	4,428,785
China Railway Construction Corp. Ltd. Class H	2,700,000	2,584,982
China Railway Group Ltd. Class H	5,625,000	2,910,428
China State Construction International Holdings Ltd.	2,250,000	3,628,962
Sinopec Engineering Group Co. Ltd.	1,575,000	1,796,481

		15,349,638

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CHINA ETF

August 31, 2014

Security	Shares	Value

CONSTRUCTION MATERIALS — 1.14%
Anhui Conch Cement Co. Ltd. Class Ha	1,687,500	$6,096,656
BBMG Corp. Class H	1,687,500	1,258,524
China National Building Material Co. Ltd. Class H	4,050,000	3,720,702
China Resources Cement Holdings Ltd.[a]	2,706,000	1,860,994

		12,936,876
DIVERSIFIED FINANCIAL SERVICES — 0.13%
Far East Horizon Ltd.	1,800,000	1,451,585

		1,451,585
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.50%
China Communications Services Corp. Ltd. Class H	3,150,800	1,520,486
China Telecom Corp. Ltd. Class H	19,350,000	11,959,317
China Unicom (Hong Kong) Ltd.	6,750,000	12,036,541
CITIC 21CN Co. Ltd.[b]	3,600,000	2,833,493

		28,349,837
ELECTRICAL EQUIPMENT — 0.40%
Shanghai Electric Group Co. Ltd. Class H	4,050,000	1,776,740
Zhuzhou CSR Times Electric Co. Ltd. Class H	787,500	2,728,254

		4,504,994
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.75%
AAC Technologies Holdings Inc.	1,012,500	6,603,985
Kingboard Chemical Holdings Co. Ltd.	900,300	1,870,265

		8,474,250
ENERGY EQUIPMENT & SERVICES — 0.71%
China Oilfield Services Ltd. Class H	2,700,000	7,995,329

		7,995,329
FOOD & STAPLES RETAILING — 0.77%
China Resources Enterprise Ltd.[a]	1,800,000	4,842,487
Sun Art Retail Group Ltd.[a]	3,262,500	3,893,876

		8,736,363
FOOD PRODUCTS — 2.85%
Biostime International Holdings Ltd.[a]	337,500	1,260,702

Security	Shares	Value

China Agri-Industries Holdings Ltd.[a]	2,925,900	$1,196,764
China Huishan Dairy Holdings Co. Ltd.[a,b]	8,100,000	1,881,254
China Mengniu Dairy Co. Ltd.	1,800,000	8,349,516
Tingyi (Cayman Islands) Holding Corp.[a]	2,700,000	7,577,273
Uni-President China Holdings Ltd.[a]	1,880,200	1,698,212
Want Want China Holdings Ltd.	8,325,000	10,322,800

		32,286,521
GAS UTILITIES — 1.44%
China Gas Holdings Ltd.	2,700,000	4,807,649
China Resources Gas Group Ltd.	1,354,000	3,939,627
ENN Energy Holdings Ltd.[a]	1,066,000	7,530,628

		16,277,904
HEALTH CARE EQUIPMENT & SUPPLIES — 0.24%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,704,000	2,738,837

		2,738,837
HEALTH CARE PROVIDERS & SERVICES — 0.59%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	967,500	1,984,897
Sinopharm Group Co. Ltd. Class H	1,350,000	4,711,844

		6,696,741
HOUSEHOLD DURABLES — 0.34%
Haier Electronics Group Co. Ltd.[a]	1,350,000	3,901,860

		3,901,860
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.79%
China Longyuan Power Group Corp. Ltd. Class H	4,275,000	4,622,426
China Resources Power Holdings Co. Ltd.	2,706,000	8,187,674
Datang International Power Generation Co. Ltd. Class H	3,600,000	1,997,381
Huaneng Power International Inc. Class H	4,500,000	5,411,508

		20,218,989

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI CHINA ETF

August 31, 2014

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 1.22%
Beijing Enterprises Holdings Ltd.	675,000	$5,817,952
CITIC Pacific Ltd.[a]	2,925,000	5,691,374
Shanghai Industrial Holdings Ltd.	675,000	2,251,408

		13,760,734
INSURANCE — 7.46%
China Life Insurance Co. Ltd. Class H	10,350,000	29,713,941
China Pacific Insurance (Group) Co. Ltd. Class H	3,645,000	13,686,122
China Taiping Insurance Holdings Co. Ltd.[b]	1,170,000	2,847,197
New China Life Insurance Co. Ltd. Class H	1,147,500	4,093,905
People’s Insurance Co. Group of China Ltd. Class H	9,000,000	3,762,508
PICC Property and Casualty Co. Ltd. Class H	4,501,200	7,468,943
Ping An Insurance (Group) Co. of China Ltd. Class H	2,812,500	22,898,750

		84,471,366
INTERNET SOFTWARE & SERVICES — 10.28%
Tencent Holdings Ltd.[a]	7,132,500	116,418,553

		116,418,553
MACHINERY — 0.92%
China International Marine Containers (Group) Co. Ltd. Class H	697,500	1,501,171
CSR Corp Ltd. Class H	2,925,000	2,638,110
Haitian International Holdings Ltd.	900,000	2,345,761
Weichai Power Co. Ltd. Class H	675,000	2,734,786
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Ha	1,935,160	1,206,018

		10,425,846
MARINE — 0.27%
China COSCO Holdings Co. Ltd. Class Ha,b	3,600,000	1,551,454
China Shipping Container Lines Co. Ltd. Class Ha,b	5,400,000	1,539,841

		3,091,295

Security	Shares	Value

MEDIA — 0.16%
Alibaba Pictures Group Ltd.[a,b]	8,840,000	$1,836,403

		1,836,403
METALS & MINING — 0.93%
Aluminum Corp. of China Ltd. Class Ha,b	5,400,000	2,292,343
Fosun International Ltd.	2,362,500	2,902,008
Jiangxi Copper Co. Ltd. Class H	1,800,000	3,181,874
Zijin Mining Group Co. Ltd. Class H	8,100,000	2,111,185

		10,487,410
MULTILINE RETAIL — 0.23%
Golden Eagle Retail Group Ltd.[a]	900,000	1,106,688
Intime Retail Group Co. Ltd.[a]	1,687,500	1,535,051

		2,641,739
OIL, GAS & CONSUMABLE FUELS — 13.82%
China Coal Energy Co. Class Ha	5,625,000	3,425,740
China Petroleum & Chemical Corp. Class H	35,551,000	36,054,897
China Shenhua Energy Co. Ltd. Class H	4,725,000	13,626,027
CNOOC Ltd.	24,750,000	49,754,521
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,462,574	2,470,287
Kunlun Energy Co. Ltd.[a]	4,504,000	7,438,721
PetroChina Co. Ltd. Class H	29,250,000	41,515,325
Yanzhou Coal Mining Co. Ltd. Class Ha	2,700,000	2,285,375

		156,570,893
PAPER & FOREST PRODUCTS — 0.26%
Lee & Man Paper Manufacturing Ltd.	2,025,000	1,191,461
Nine Dragons Paper (Holdings) Ltd.[a]	2,250,000	1,756,417

		2,947,878
PERSONAL PRODUCTS — 0.95%
Hengan International Group Co. Ltd.	1,012,500	10,797,614

		10,797,614
PHARMACEUTICALS — 1.03%
CSPC Pharmaceutical Group Ltd.[a]	3,150,000	2,633,755
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	562,500	1,828,997

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CHINA ETF

August 31, 2014

Security	Shares	Value

Sihuan Pharmaceutical Holdings Group Ltd.[a]	5,850,000	$3,917,537
Sino Biopharmaceutical Ltd.	3,600,000	3,316,581

		11,696,870
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.81%
Agile Property Holdings Ltd.	1,800,000	1,412,102
China Overseas Land & Investment Ltd.	5,850,000	16,455,165
China Resources Land Ltd.[a]	2,700,000	6,180,267
China Vanke Co. Ltd.[b]	1,856,431	3,478,046
Country Garden Holdings Co. Ltd.[a]	6,525,870	2,896,588
Evergrande Real Estate Group Ltd.[a]	8,100,000	3,386,257
Franshion Properties (China) Ltd.	4,950,000	1,341,264
Guangzhou R&F Properties Co. Ltd. Class H	1,440,000	1,735,399
Longfor Properties Co. Ltd.	1,912,500	2,443,017
New World China Land Ltd.[a]	3,600,000	2,206,409
Poly Property Group Co. Ltd.[a]	2,925,000	1,271,879
Shimao Property Holdings Ltd.	1,912,500	4,209,886
Shui On Land Ltd.	5,062,500	1,326,023
Sino-Ocean Land Holdings Ltd.[a]	4,612,500	2,606,756
SOHO China Ltd.	2,475,000	2,024,671
Yuexiu Property Co. Ltd.	7,200,000	1,542,164

		54,515,893
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.67%
GCL-Poly Energy Holdings Ltd.[a,b]	13,950,000	5,021,903
Hanergy Solar Group Ltd.[a,b]	15,760,000	2,582,556

		7,604,459
SOFTWARE — 0.23%
Kingsoft Corp. Ltd.[a]	900,000	2,578,015

		2,578,015
SPECIALTY RETAIL — 1.05%
Belle International Holdings Ltd.	6,525,000	8,343,419
GOME Electrical Appliances Holdings Ltd.	14,175,000	2,524,016
Zhongsheng Group Holdings Ltd.	900,000	997,529

		11,864,964

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.42%
Anta Sports Products Ltd.[a]	1,350,000	$2,591,950
Shenzhou International Group Holdings Ltd.[a]	675,000	2,103,346

		4,695,296
TRANSPORTATION INFRASTRUCTURE — 1.30%
Beijing Capital International Airport Co. Ltd. Class H	2,250,000	1,759,321
China Merchants Holdings (International) Co. Ltd.	1,800,000	5,968,917
COSCO Pacific Ltd.	2,250,000	3,152,842
Jiangsu Expressway Co. Ltd. Class H	1,800,000	2,050,799
Zhejiang Expressway Co. Ltd. Class H	1,800,000	1,790,675

		14,722,554
WATER UTILITIES — 0.76%
Beijing Enterprises Water Group Ltd.	6,300,000	4,292,046
Guangdong Investment Ltd.	3,600,000	4,352,432

		8,644,478
WIRELESS TELECOMMUNICATION SERVICES — 9.27%
China Mobile Ltd.	8,437,500	104,949,582

		104,949,582

TOTAL COMMON STOCKS
(Cost: $1,097,241,676)		1,130,950,402

SHORT-TERM INVESTMENTS — 6.87%

MONEY MARKET FUNDS — 6.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	72,514,479	72,514,479
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,564,986	4,564,986
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	729,176	729,176

		77,808,641

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,808,641)		77,808,641

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MSCI CHINA ETF

August 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 106.73%
(Cost: $1,175,050,317)	$1,208,759,043
Other Assets, Less Liabilities — (6.73)%	(76,200,551)

NET ASSETS — 100.00%	$1,132,558,492

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of August 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
16	H-Shares Index (Sept. 2014)	Hong Kong Futures	$1,129,681	$267

See notes to financial statements.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI DENMARK CAPPED ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

BEVERAGES — 5.46%
Carlsberg A/S Class B	27,408	$2,505,337
Royal Unibrew A/Sa	4,536	806,806

		3,312,143
BIOTECHNOLOGY — 2.53%
Bavarian Nordic A/Sa	23,640	468,127
Genmab A/Sa	20,448	818,152
Zealand Pharma A/Sa	19,680	247,048

		1,533,327
BUILDING PRODUCTS — 1.00%
Rockwool International A/S Class B	3,840	604,933

		604,933
CHEMICALS — 7.79%
Auriga Industries A/S Class Ba	10,968	608,913
Christian Hansen Holding A/S	31,104	1,268,159
Novozymes A/S Class B	61,128	2,844,621

		4,721,693
COMMERCIAL BANKS — 12.14%
Danske Bank A/S	172,824	4,870,692
Jyske Bank A/S Registered[a]	23,976	1,309,886
Spar Nord Bank AS	24,168	258,520
Sydbank A/Sa	30,000	924,521

		7,363,619
CONSTRUCTION & ENGINEERING — 1.77%
FLSmidth & Co. A/Sb	18,312	980,046
PER Aarsleff A/S Class B	494	92,496

		1,072,542
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.37%
TDC A/S	237,240	2,041,072

		2,041,072
ELECTRICAL EQUIPMENT — 4.00%
Vestas Wind Systems A/Sa	57,432	2,422,828

		2,422,828
FOOD PRODUCTS — 1.58%
Schouw & Co. A/S	10,680	513,616
United International Enterprises Ltd.	2,208	445,043

		958,659
HEALTH CARE EQUIPMENT & SUPPLIES — 7.69%
Coloplast A/S Class B	32,472	2,701,838
GN Store Nord A/S	55,056	1,254,746
William Demant Holding A/Sa	9,144	708,123

		4,664,707

Security	Shares	Value

HOUSEHOLD DURABLES — 0.63%
Bang & Olufsen A/S Class Ba,b	33,000	$379,250

		379,250
INSURANCE — 4.30%
Alm. Brand A/Sa	91,488	504,681
Topdanmark A/Sa	37,200	1,150,353
TrygVesta A/S	9,576	953,215

		2,608,249
MACHINERY — 1.18%
NKT Holding A/S	12,072	712,892

		712,892
MARINE — 13.05%
A.P. Moeller-Maersk A/S Class A	984	2,374,794
A.P. Moeller-Maersk A/S Class B	1,831	4,597,005
D/S Norden A/Sb	14,376	456,248
DFDS A/S	5,712	487,286

		7,915,333
PHARMACEUTICALS — 23.68%
ALK-Abello A/S	4,152	554,980
Novo Nordisk A/S Class B	301,499	13,806,510

		14,361,490
ROAD & RAIL — 2.96%
DSV A/S	58,416	1,796,097

		1,796,097
SOFTWARE — 1.01%
SimCorp A/S	20,784	613,683

		613,683
SPECIALTY RETAIL — 0.65%
Matas A/S	16,680	396,658

		396,658
TEXTILES, APPAREL & LUXURY GOODS — 4.42%
IC Companys A/S	13,272	418,864
Pandora A/S	30,144	2,258,708

		2,677,572
TRADING COMPANIES & DISTRIBUTORS — 0.60%
Solar Holdings A/S Class B	5,832	360,897

		360,897

TOTAL COMMON STOCKS
(Cost: $57,972,151)		60,517,644

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

August 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.84%

MONEY MARKET FUNDS — 2.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,612,721	$1,612,721
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	101,525	101,525
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,634	8,634

		1,722,880

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,722,880)		1,722,880

TOTAL INVESTMENTS IN SECURITIES — 102.65%
(Cost: $59,695,031)		62,240,524
Other Assets, Less Liabilities — (2.65)%		(1,605,484)

NET ASSETS — 100.00%		$60,635,040

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 72.38%

BRAZIL — 33.75%
ALL – America Latina Logistica SA	7,800	$28,759
AMBEV SA	81,600	594,436
B2W Companhia Global do Varejo[a]	2,000	33,876
Banco Bradesco SA	11,130	199,067
Banco do Brasil SA	15,000	234,565
Banco Santander (Brasil) SA Units	16,200	111,931
BB Seguridade Participacoes SA	12,000	191,674
BM&F Bovespa SA	31,200	188,242
BR Malls Participacoes SA	7,200	74,878
BR Properties SA	2,400	15,982
BRF SA	11,400	305,182
CCR SA	15,300	138,534
Centrais Eletricas Brasileiras SA	3,600	13,113
CETIP SA – Mercados Organizados	3,904	56,967
Cielo SA	12,428	233,058
Companhia de Saneamento Basico do Estado de Sao Paulo	6,000	57,357
Companhia de Saneamento de Minas Gerais SA	900	16,089
Companhia Siderurgica Nacional SA	12,600	55,298
Cosan SA Industria e Comercio	1,800	37,407
CPFL Energia SA	4,200	42,403
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,100	32,343
Duratex SA	5,984	26,931
EcoRodovias Infraestrutura e Logistica SA	3,600	23,007
EDP Energias do Brasil SA	3,600	18,181
Embraer SA	11,700	114,043
Estacio Participacoes SA	5,100	67,763
Fibria Celulose SAa	4,200	43,698
Hypermarcas SAa	6,300	54,791
JBS SA	12,300	55,630
Klabin SA	8,700	44,209
Kroton Educacional SA	5,829	174,671
Localiza Rent A Car SA	2,520	44,880
Lojas Americanas SA	2,250	13,072
Lojas Renner SA	2,100	71,910
M Dias Branco SA	600	27,083
Multiplan Empreendimentos Imobiliarios SA	1,500	38,687
Natura Cosmeticos SA	3,000	54,984
Odontoprev SA	4,500	19,629

Security	Shares	Value

Petroleo Brasileiro SA	51,600	$510,569
Porto Seguro SA	1,800	26,692
Qualicorp SAa	3,600	45,049
Raia Drogasil SA	3,900	37,997
Souza Cruz SA	6,600	61,825
Sul America SA Units	3,083	21,315
TIM Participacoes SA	14,700	82,449
Totvs SA	2,100	38,348
Tractebel Energia SA	3,000	50,292
Transmissora Alianca de Energia Eletrica SA	1,500	15,647
Ultrapar Participacoes SA	6,300	162,431
Vale SA	22,500	292,820
Via Varejo SAa	2,100	23,463
WEG SA	5,070	63,422

		4,986,649
CHILE — 6.51%
AES Gener SA	45,860	23,445
Aguas Andinas SA Series A	49,083	30,781
Banco de Chile	363,924	44,410
Banco de Credito e Inversiones	543	29,594
Banco Santander (Chile) SA	1,077,867	63,863
CAP SA	1,323	15,718
Cencosud SA	21,366	64,109
Colbun SA	145,395	38,052
Compania Cervecerias Unidas SA	2,644	28,399
CorpBanca SA	2,284,425	28,071
Empresa Nacional de Electricidad SA	59,880	91,485
Empresa Nacional de Telecomunicaciones SA	2,364	27,119
Empresas CMPC SA	23,459	58,394
Empresas Copec SA	7,482	94,046
Enersis SA	335,022	112,777
LATAM Airlines Group SAa	5,691	70,404
S.A.C.I. Falabella SA	16,299	122,744
Vina Concha y Toro SA	9,528	18,582

		961,993
COLOMBIA — 3.56%
Almacenes Exito SA	3,456	58,835
Cementos Argos SA	7,102	41,832
Cemex Latam Holdings SAa	2,937	29,087
Corporacion Financiera Colombiana SA NVS	1,377	29,357
Ecopetrol SA	86,955	150,708
Grupo Argos SA	5,259	65,187

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

August 31, 2014

Security	Shares	Value

Grupo de Inversiones Suramericana SA	4,132	$94,984
Interconexion Electrica SA ESP	6,831	34,539
Isagen SA ESP	14,410	21,557

		526,086
MEXICO — 26.34%
Alfa SAB de CV Series A	49,800	160,230
America Movil SAB de CV Series L	586,800	717,596
Arca Continental SAB de CV	6,900	50,723
Cemex SAB de CV CPO[a]	206,403	274,194
Coca-Cola FEMSA SAB de CV Series L	7,500	81,766
Compartamos SAB de CV	19,200	40,998
Controladora Comercial Mexicana SAB de CV BC Units	7,800	30,042
El Puerto de Liverpool SAB de CV Series C1	3,300	37,630
Fibra Uno Administracion SAB de CV	39,300	141,114
Fomento Economico Mexicano SAB de CV BD Units	33,900	329,083
Genomma Lab Internacional SAB de CV Series Ba,b	13,200	35,212
Gruma SAB de CV Series Ba	3,000	34,225
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,700	39,569
Grupo Aeroportuario del Sureste SAB de CV Series B	3,600	46,147
Grupo Bimbo SAB de CV Series A	28,200	88,770
Grupo Carso SAB de CV Series A1	9,900	60,496
Grupo Comercial Chedraui SAB de CVb	6,300	21,889
Grupo Financiero Banorte SAB de CV Series O	43,500	306,235
Grupo Financiero Inbursa SAB de CV Series O	40,500	123,060
Grupo Financiero Santander Mexico SAB de CV Series B	32,100	96,137
Grupo Lala SAB de CV	9,900	25,697
Grupo Mexico SAB de CV Series B	66,000	239,761
Grupo Televisa SAB de CV CPO	45,000	334,828
Industrias Penoles SAB de CV	2,310	58,618
Kimberly-Clark de Mexico SAB de CV Series A	27,300	72,846
Mexichem SAB de CV	16,568	71,452
Minera Frisco SAB de CV Series A1[a]	9,900	19,905

Security	Shares	Value

OHL Mexico SAB de CVa	12,000	$35,241
Promotora y Operadora Infraestructura SAB de CVa	4,800	67,289
Wal-Mart de Mexico SAB de CV Series V	91,800	249,939

		3,890,692
PERU — 2.22%
Compania de Minas Buenaventura SA SP ADR	3,330	48,485
Credicorp Ltd.	1,194	185,154
Southern Copper Corp.	2,862	93,902

		327,541

TOTAL COMMON STOCKS
(Cost: $10,581,282)		10,692,961

PREFERRED STOCKS — 27.33%

BRAZIL — 25.39%
AES Tiete SA	2,100	18,883
Banco Bradesco SA	36,340	663,282
Banco do Estado do Rio Grande do Sul SA Class B	3,300	22,786
Bradespar SA	3,900	35,644
Braskem SA Class A	2,700	18,402
Centrais Eletricas Brasileiras SA Class B	5,100	28,149
Companhia Brasileira de Distribuicao	2,400	122,191
Companhia Energetica de Minas Gerais	12,990	111,233
Companhia Energetica de Sao Paulo Class B	3,000	42,488
Companhia Paranaense de Energia Class B	1,800	31,905
Gerdau SA	15,300	88,618
Itau Unibanco Holding SA	47,924	864,433
Itausa – Investimentos Itau SA	55,029	268,068
Lojas Americanas SA	8,465	59,925
Metalurgica Gerdau SA	5,100	36,149
Oi SA	48,361	31,339
Petroleo Brasileiro SA	73,200	763,880
Suzano Papel e Celulose SA Class A	5,400	21,503
Telefonica Brasil SA	5,100	109,064
Usinas Siderurgicas de Minas Gerais SA Class A	7,200	26,000
Vale SA Class A	33,300	386,495

		3,750,437

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

August 31, 2014

Security	Shares	Value

CHILE — 0.42%
Embotelladora Andina SA Class B	5,424	$17,780
Sociedad Quimica y Minera de Chile SA Series B	1,638	44,841

		62,621
COLOMBIA — 1.52%
Banco Davivienda SA	1,683	27,985
Bancolombia SA	7,459	118,196
Grupo Argos SA	2,064	25,175
Grupo Aval Acciones y Valores SA	22,482	16,817
Grupo de Inversiones Suramericana SA	1,626	36,954

		225,127

TOTAL PREFERRED STOCKS
(Cost: $4,246,675)		4,038,185

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	22,820	22,820
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,437	1,437
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	9,474	9,474

		33,731

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,731)		33,731

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $14,861,688)		14,764,877
Other Assets, Less Liabilities — 0.06%		8,647

NET ASSETS — 100.00%		$14,773,524

CPO  —  Certificates of Participation (Ordinary)

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments

iSHARES® MSCI FINLAND CAPPED ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AUTO COMPONENTS — 2.85%
Nokian Renkaat OYJ	32,319	$1,032,337

		1,032,337
BUILDING PRODUCTS — 0.93%
Uponor OYJ	21,735	335,250

		335,250
CHEMICALS — 1.32%
Kemira OYJ	34,251	478,675

		478,675
COMMERCIAL SERVICES & SUPPLIES — 0.92%
Caverion Corp.	41,223	332,852

		332,852
COMPUTERS & PERIPHERALS — 19.67%
Nokia OYJ	846,405	7,129,689

		7,129,689
CONSTRUCTION & ENGINEERING — 2.36%
Outotec OYJ[a]	55,146	498,662
YIT OYJ[a]	38,598	355,381

		854,043
CONTAINERS & PACKAGING — 1.95%
Huhtamaki OYJ	26,334	707,618

		707,618
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.04%
Elisa OYJ	40,425	1,103,295

		1,103,295
ELECTRIC UTILITIES — 5.55%
Fortum OYJ	79,947	2,011,348

		2,011,348
ELECTRICAL EQUIPMENT — 0.74%
PKC Group OYJ	10,248	267,544

		267,544
FOOD & STAPLES RETAILING — 1.99%
Kesko OYJ Class B	19,677	721,832

		721,832
FOOD PRODUCTS — 0.83%
Atria PLC	15,708	147,937
HKScan OYJ Class A	32,298	151,453

		299,390
HEALTH CARE PROVIDERS & SERVICES — 0.55%
Oriola-KD OYJ Class Bb	64,596	199,952

		199,952

Security	Shares	Value

INSURANCE — 13.09%
Sampo OYJ Class A	96,222	$4,744,014

		4,744,014
IT SERVICES — 1.32%
Tieto OYJ	17,514	477,537

		477,537
LEISURE EQUIPMENT & PRODUCTS — 2.00%
Amer Sports OYJ Class A	36,162	724,015

		724,015
MACHINERY — 18.86%
Cargotec Corp. OYJ Class Ba	13,083	475,457
Kone OYJ Class B	59,283	2,514,420
Konecranes OYJ	15,834	503,686
Metso OYJ	31,437	1,235,639
Valmet OYJ	43,449	461,568
Wartsila OYJ Abp	32,655	1,645,684

		6,836,454
MEDIA — 0.73%
Sanoma OYJ	36,141	266,350

		266,350
METALS & MINING — 1.33%
Outokumpu OYJ[b]	62,391	483,227

		483,227
MULTILINE RETAIL — 0.60%
Stockmann OYJ Abp Class Ba	17,052	216,411

		216,411
OIL, GAS & CONSUMABLE FUELS — 2.10%
Neste Oil OYJ[a]	38,766	760,832

		760,832
PAPER & FOREST PRODUCTS — 9.09%
Metsa Board OYJ Class B	67,746	310,538
Stora Enso OYJ Class R	153,384	1,338,498
UPM-Kymmene OYJ	109,347	1,646,285

		3,295,321
PHARMACEUTICALS — 3.08%
Orion OYJ Class B	28,371	1,115,503

		1,115,503
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.87%
Citycon OYJ	101,808	375,484
Sponda OYJ	77,553	406,568
Technopolis OYJ	46,662	259,375

		1,041,427

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

August 31, 2014

Security	Shares	Value

SOFTWARE — 0.54%
F-Secure OYJ	57,393	$196,555

		196,555
TRADING COMPANIES & DISTRIBUTORS — 1.51%
Cramo OYJ	15,582	279,545
Ramirent OYJ	30,030	268,187

		547,732

TOTAL COMMON STOCKS
(Cost: $37,017,574)		36,179,203

SHORT-TERM INVESTMENTS — 5.62%

MONEY MARKET FUNDS — 5.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,906,071	1,906,071
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	119,993	119,993
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	11,425	11,425

		2,037,489

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,037,489)		2,037,489

TOTAL INVESTMENTS IN SECURITIES — 105.44%
(Cost: $39,055,063)		38,216,692
Other Assets, Less Liabilities — (5.44)%		(1,971,171)

NET ASSETS — 100.00%		$36,245,521

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® MSCI INDONESIA ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.98%

AIRLINES — 0.15%
PT Garuda Indonesia (Persero) Tbk[a]	22,948,206	$849,461

		849,461
AUTO COMPONENTS — 0.22%
PT Gajah Tunggal Tbk	6,954,686	1,052,344
PT Selamat Sempurna Tbk	558,400	187,844

		1,240,188
AUTOMOBILES — 10.05%
PT Astra International Tbk	89,447,830	57,924,113

		57,924,113
BUILDING PRODUCTS — 0.32%
PT Arwana Citramulia Tbk	21,046,700	1,826,236

		1,826,236
CAPITAL MARKETS — 0.05%
PT Minna Padi Investama Tbk[a]	5,014,420	312,932

		312,932
COMMERCIAL BANKS — 27.56%
PT Bank Bukopin Tbk	14,105,599	892,340
PT Bank Central Asia Tbk	54,475,058	52,158,209
PT Bank Danamon Indonesia Tbk	14,822,860	4,751,932
PT Bank Mandiri (Persero) Tbk	41,243,580	36,580,649
PT Bank Negara Indonesia (Persero) Tbk	32,962,258	15,075,707
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	10,751,336	799,629
PT Bank Pembangunan Daerah Jawa Timur Tbk	13,230,800	507,855
PT Bank Rakyat Indonesia (Persero) Tbk	49,055,472	46,340,070
PT Bank Tabungan Negara (Persero) Tbk	18,636,526	1,776,424

		158,882,815
COMMERCIAL SERVICES & SUPPLIES — 0.28%
PT Hanson International Tbk[a]	28,189,207	1,602,550

		1,602,550
CONSTRUCTION & ENGINEERING — 1.56%
PT Adhi Karya (Persero) Tbk	3,990,500	1,047,304
PT Inovisi Infracom Tbk[a]	8,860,600	996,084
PT Pembangunan Perumahan (Persero) Tbk	9,615,900	2,026,347
PT Surya Semesta Internusa Tbk	15,640,874	1,083,061

Security	Shares	Value

PT Total Bangun Persada Tbk	5,284,100	$359,124
PT Waskita Karya (Persero) Tbk	14,952,700	1,156,845
PT Wijaya Karya (Persero) Tbk	9,486,639	2,327,562

		8,996,327
CONSTRUCTION MATERIALS — 5.56%
PT Indocement Tunggal Prakarsa Tbk	6,506,444	13,488,461
PT Semen Baturaja (Persero) Tbk	10,908,700	381,420
PT Semen Gresik (Persero) Tbk	13,105,255	18,177,624

		32,047,505
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.97%
PT Telekomunikasi Indonesia (Persero) Tbk	222,716,890	50,740,800
PT XL Axiata Tbk	13,198,700	6,713,594

		57,454,394
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.24%
PT Erajaya Swasembada Tbk[a]	5,163,300	503,198
PT Sigmagold Inti Perkasa Tbk[a]	23,091,300	872,525

		1,375,723
FOOD PRODUCTS — 7.08%
PT Astra Agro Lestari Tbk	1,739,470	3,791,963
PT BW Plantation Tbk	7,931,152	698,362
PT Charoen Pokphand Indonesia Tbk	32,607,325	10,718,116
PT Indofood CBP Sukses Makmur Tbk	5,152,977	4,625,455
PT Indofood Sukses Makmur Tbk	19,399,930	11,401,968
PT Japfa Comfeed Indonesia Tbk	21,186,400	2,336,435
PT Malindo Feedmill Tbk	3,750,300	1,080,445
PT Nippon Indosari Corpindo Tbk	6,732,000	699,242
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	13,554,000	2,166,786
PT Salim Ivomas Pratama Tbk	17,400,100	1,234,630
PT Sampoerna Agro Tbk	2,930,972	528,690
PT Tiga Pilar Sejahtera Food Tbk	7,109,900	1,522,573

		40,804,665
GAS UTILITIES — 4.15%
PT Perusahaan Gas Negara (Persero) Tbk	48,204,707	23,901,458

		23,901,458
HEALTH CARE PROVIDERS & SERVICES — 0.29%
PT Siloam International Hospitals Tbk[a]	1,278,400	1,647,521

		1,647,521

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI INDONESIA ETF

August 31, 2014

Security	Shares	Value

HOUSEHOLD PRODUCTS — 3.10%
PT Unilever Indonesia Tbk	6,743,004	$17,884,309

		17,884,309
INSURANCE — 0.23%
PT Panin Financial Tbk[a]	59,752,978	1,343,452

		1,343,452
MACHINERY — 2.44%
PT United Tractors Tbk	7,417,296	14,045,147

		14,045,147
MARINE — 0.52%
PT Berlian Laju Tanker Tbk[a,b]	20,137,514	—
PT Trada Maritime Tbk[a]	19,126,600	3,016,762

		3,016,762
MEDIA — 3.84%
PT Global Mediacom Tbk	28,399,900	4,697,910
PT Media Nusantara Citra Tbk	22,158,900	5,313,589
PT MNC Investama Tbk	127,384,000	4,105,473
PT MNC Sky Vision Tbk	3,130,500	436,223
PT Surya Citra Media Tbk	19,382,600	6,810,215
PT Visi Media Asia Tbk[a]	25,556,400	745,008

		22,108,418
METALS & MINING — 0.65%
PT Aneka Tambang (Persero) Tbk	14,708,966	1,502,647
PT Borneo Lumbung Energi & Metal Tbk[a]	6,149,467	50,994
PT Krakatau Steel (Persero) Tbk[a]	13,992,200	604,066
PT Timah (Persero) Tbk	13,132,480	1,605,424

		3,763,131
MULTILINE RETAIL — 3.27%
PT Matahari Department Store Tbk	9,042,500	12,581,037
PT Matahari Putra Prima Tbk	4,732,200	1,246,008
PT Mitra Adiperkasa Tbk	3,293,800	1,696,529
PT Multipolar Tbk	31,064,427	2,097,961
PT Ramayana Lestari Sentosa Tbk	14,152,000	1,203,782

		18,825,317
OIL, GAS & CONSUMABLE FUELS — 4.51%
PT Adaro Energy Tbk	63,601,639	7,149,917
PT Benakat Integra Tbk[a]	97,155,210	1,096,344
PT Bukit Asam (Persero) Tbk	3,563,150	4,066,514
PT Bumi Resources Tbk[a]	64,496,217	1,075,167

Security	Shares	Value

PT Energi Mega Persada Tbk[a]	176,921,042	$1,361,222
PT Golden Eagle Energy Tbk[a]	4,869,969	736,896
PT Harum Energy Tbk	3,597,300	661,184
PT Indika Energy Tbk	6,818,700	428,446
PT Indo Tambangraya Megah Tbk	1,747,280	4,208,559
PT Medco Energi Internasional Tbk	7,352,452	2,294,204
PT Sugih Energy Tbk[a]	81,776,311	2,922,205

		26,000,658
PAPER & FOREST PRODUCTS — 0.24%
PT Indah Kiat Pulp and Paper Tbk[a]	12,044,200	1,379,716

		1,379,716
PERSONAL PRODUCTS — 0.15%
PT Industri Jamu Dan Farmasi Sido Muncul Tbk	13,253,100	872,399

		872,399
PHARMACEUTICALS — 2.29%
PT Kalbe Farma Tbk	93,212,085	13,227,789

		13,227,789
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.76%
PT Agung Podomoro Land Tbk	27,278,400	881,491
PT Alam Sutera Realty Tbk	47,703,416	2,079,824
PT Bekasi Fajar Industrial Estate Tbk	17,079,700	905,272
PT Bumi Serpong Damai Tbk	32,470,622	4,455,255
PT Ciputra Development Tbk	46,908,322	4,872,290
PT Ciputra Property Tbk	12,271,140	792,025
PT Ciputra Surya Tbk	3,506,380	717,912
PT Intiland Development Tbk	27,381,220	1,369,354
PT Kawasan Industri Jababeka Tbk	75,870,749	1,835,556
PT Lippo Cikarang Tbk[a]	1,848,100	1,346,873
PT Lippo Karawaci Tbk	86,677,962	7,928,653
PT Modernland Realty Tbk	38,763,518	1,772,899
PT Nirvana Development Tbk[a]	15,923,300	348,482
PT Pakuwon Jati Tbk	95,757,077	3,560,960
PT Sentul City Tbk[a]	97,478,650	991,661
PT Summarecon Agung Tbk	44,622,958	5,111,756

		38,970,263
ROAD & RAIL — 0.09%
PT Express Transindo Utama Tbk	4,754,500	532,455

		532,455

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI INDONESIA ETF

August 31, 2014

Security	Shares	Value

SPECIALTY RETAIL — 0.71%
PT ACE Hardware Indonesia Tbk	34,098,979	$2,725,586
PT Mitra Pinasthika Mustika Tbk[a]	7,913,300	733,997
PT Tiphone Mobile Indonesia Tbk[a]	8,579,900	612,457

		4,072,040
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
PT Sri Rejeki Isman Tbk	37,108,200	482,193

		482,193
TOBACCO — 1.70%
PT Gudang Garam Tbk	2,125,142	9,810,444

		9,810,444
TRANSPORTATION INFRASTRUCTURE — 0.93%
PT Jasa Marga (Persero) Tbk	9,014,100	4,777,723
PT Nusantara Infrastructure Tbk[a]	33,787,300	595,015

		5,372,738
WIRELESS TELECOMMUNICATION SERVICES — 0.99%
PT Tower Bersama Infrastructure Tbk	8,477,500	5,707,229

		5,707,229

TOTAL COMMON STOCKS
(Cost: $630,496,014)		576,280,348

RIGHTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
PT Bumi Resources Tbk[a]	91,310,836	7,806

		7,806

TOTAL RIGHTS
(Cost: $0)		7,806

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	194,192	194,192

		194,192

TOTAL SHORT-TERM INVESTMENTS
(Cost: $194,192)		194,192

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $630,690,206)		576,482,346
Other Assets, Less Liabilities — (0.01)%		(71,628)

NET ASSETS — 100.00%		$576,410,718

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI IRELAND CAPPED ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AIRLINES — 6.73%
Aer Lingus Group PLC	2,057,184	$3,671,675
Ryanair Holdings PLC SP ADR[a]	88,839	4,877,261

		8,548,936
BEVERAGES — 4.42%
C&C Group PLC	986,400	5,612,917

		5,612,917
BUILDING PRODUCTS — 4.39%
Kingspan Group PLC	319,248	5,569,702

		5,569,702
COMMERCIAL BANKS — 10.71%
Bank of Ireland[a]	34,086,168	13,604,188

		13,604,188
CONSTRUCTION MATERIALS — 20.45%
CRH PLC	1,121,616	25,972,567

		25,972,567
CONTAINERS & PACKAGING — 4.59%
Smurfit Kappa Group PLC	256,320	5,829,092

		5,829,092
FOOD & STAPLES RETAILING — 1.12%
Fyffes PLC	519,840	705,276
Total Produce PLC	544,392	717,073

		1,422,349
FOOD PRODUCTS — 20.49%
Donegal Investment Group PLC	19,440	151,078
Glanbia PLC	360,072	5,501,729
Kerry Group PLC Class A	222,912	16,809,730
Origin Enterprises PLC	338,904	3,548,915

		26,011,452
HEALTH CARE PROVIDERS & SERVICES — 4.32%
UDG Healthcare PLC	971,496	5,485,597

		5,485,597
HOTELS, RESTAURANTS & LEISURE — 4.08%
Paddy Power PLC	80,856	5,181,397

		5,181,397
INSURANCE — 2.91%
FBD Holdings PLC	181,944	3,690,713

		3,690,713
INTERNET SOFTWARE & SERVICES — 0.17%
Datalex PLC	100,728	216,267

		216,267

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 4.00%
ICON PLC[a]	102,528	$5,079,237

		5,079,237
MARINE — 3.36%
Irish Continental Group PLC	1,098,890	4,270,002

		4,270,002
OIL, GAS & CONSUMABLE FUELS — 0.16%
San Leon Energy PLC[a]	4,487,472	201,219

		201,219
PROFESSIONAL SERVICES — 0.26%
CPL Resources PLC	36,792	334,391

		334,391
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.97%
Hibernia REIT PLC[a]	2,554,632	3,768,757

		3,768,757
TRADING COMPANIES & DISTRIBUTORS — 4.66%
Grafton Group PLC Units	552,024	5,913,187

		5,913,187

TOTAL COMMON STOCKS
(Cost: $122,138,565)		126,711,970

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	4,176	4,176

		4,176

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,176)		4,176

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $122,142,741)		126,716,146
Other Assets, Less Liabilities — 0.21%		263,203

NET ASSETS — 100.00%		$126,979,349

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iSHARES® MSCI NEW ZEALAND CAPPED ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AIR FREIGHT & LOGISTICS — 1.92%
Freightways Ltd.	706,992	$3,053,808

		3,053,808
AIRLINES — 2.61%
Air New Zealand Ltd.	2,265,588	4,162,871

		4,162,871
CHEMICALS — 1.55%
Nuplex Industries Ltd.	968,916	2,473,794

		2,473,794
CONSTRUCTION MATERIALS — 13.78%
Fletcher Building Ltd.	2,853,084	21,972,520

		21,972,520
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.45%
Chorus Ltd.	1,907,958	2,803,002
Spark New Zealand Ltd.	7,585,500	18,636,734

		21,439,736
ELECTRIC UTILITIES — 10.47%
Contact Energy Ltd.	1,437,852	6,680,126
Infratil Ltd.	2,288,130	4,625,677
Mighty River Power Ltd.	2,674,854	5,396,282

		16,702,085
FOOD PRODUCTS — 0.88%
a2 Milk Co. Ltd.[a,b]	1,169,532	626,570
Synlait Milk Ltd.[a]	271,986	774,110

		1,400,680
HEALTH CARE EQUIPMENT & SUPPLIES — 5.71%
Fisher & Paykel Healthcare Corp. Ltd.	2,122,926	9,098,762

		9,098,762
HEALTH CARE PROVIDERS & SERVICES — 8.76%
Metlifecare Ltd.	390,390	1,519,599
Ryman Healthcare Ltd.	1,474,590	9,949,101
Summerset Group Holdings Ltd.	996,528	2,494,240

		13,962,940
HOTELS, RESTAURANTS & LEISURE — 4.39%
SKYCITY Entertainment Group Ltd.	2,213,874	7,005,227

		7,005,227
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.09%
Meridian Energy Ltd.	4,654,572	4,928,875

		4,928,875

Security	Shares	Value

INTERNET & CATALOG RETAIL — 3.25%
Trade Me Group Ltd.	1,672,242	$5,179,387

		5,179,387
MEDIA — 4.34%
Sky Network Television Ltd.	1,252,134	6,917,867

		6,917,867
MULTILINE RETAIL — 1.06%
Warehouse Group Ltd.(The)	648,414	1,682,641

		1,682,641
OIL, GAS & CONSUMABLE FUELS — 2.73%
New Zealand Oil & Gas Ltd.	2,145,468	1,391,878
Z Energy Ltd.	888,186	2,966,568

		4,358,446
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.32%
Goodman Property Trust	4,731,948	4,456,255
Kiwi Income Property Trust	4,020,588	4,021,934

		8,478,189
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.91%
Argosy Property Ltd.	2,663,544	2,274,246
Precinct Properties New Zealand Ltd.	4,189,536	3,962,980

		6,237,226
SOFTWARE — 4.03%
Diligent Board Member Services Inc.[a,b]	372,450	1,418,590
Xero Ltd.[a,b]	237,666	5,013,547

		6,432,137
SPECIALTY RETAIL — 1.22%
Kathmandu Holdings Ltd.	705,900	1,944,091

		1,944,091
TRANSPORTATION INFRASTRUCTURE — 7.43%
Auckland International Airport Ltd.	3,857,568	11,851,058

		11,851,058

TOTAL COMMON STOCKS
(Cost: $141,388,145)		159,282,340

SHORT-TERM INVESTMENTS — 4.38%

MONEY MARKET FUNDS — 4.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	6,545,086	6,545,086

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

August 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	412,031	$412,031
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	28,034	28,034

		6,985,151

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,985,151)		6,985,151

TOTAL INVESTMENTS IN SECURITIES — 104.28%
(Cost: $148,373,296)		166,267,491
Other Assets, Less Liabilities — (4.28)%		(6,821,898)

NET ASSETS — 100.00%		$159,445,593

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® MSCI NORWAY CAPPED ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.72%

AIRLINES — 0.66%
Norwegian Air Shuttle ASa,b	4,427	$147,275

		147,275
AUTO COMPONENTS — 0.19%
Kongsberg Automotive Holding ASA[a]	34,335	41,410

		41,410
CHEMICALS — 5.06%
Borregaard ASA	17,080	119,725
Yara International ASA	19,999	1,006,878

		1,126,603
COMMERCIAL BANKS — 11.10%
DNB ASA	118,661	2,220,619
SpareBank 1 Nord-Norge	8,568	51,182
SpareBank 1 SMN	21,420	201,120

		2,472,921
COMMERCIAL SERVICES & SUPPLIES — 1.05%
Tomra Systems ASA	27,638	233,777

		233,777
COMPUTERS & PERIPHERALS — 0.06%
Thin Film Electronics ASA[a]	20,622	14,355

		14,355
DIVERSIFIED FINANCIAL SERVICES — 0.84%
Aker ASA Class A	5,089	187,835

		187,835
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.45%
Telenor ASA	91,565	2,106,357

		2,106,357
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.07%
IDEX ASA[a]	20,454	15,894

		15,894
ENERGY EQUIPMENT & SERVICES — 20.14%
Aker Solutions ASA	27,073	411,100
Archer Ltd.[a]	64,277	110,819
Awilco Drilling PLC	1,120	25,746
BW Offshore Ltd.	87,995	122,223
Deep Sea Supply PLC	84,332	124,235
Dolphin Group ASA[a]	63,472	43,156
Electromagnetic GeoServices ASa	45,593	32,623
Fred Olsen Energy ASA	6,125	144,072
Kvaerner ASA	42,822	73,829
Ocean Yield ASA	2,298	15,513

Security	Shares	Value

Odfjell Drilling Ltd.	3,735	$17,716
Petroleum Geo-Services ASA	34,696	261,967
Polarcus Ltd.[a]	95,742	36,423
Prosafe SE	41,556	253,889
Seadrill Ltd.[b]	43,625	1,611,608
Sevan Drilling ASa,b	33,548	15,315
Songa Offshore SEa	129,960	52,176
Subsea 7 SA	39,923	666,331
TGS-NOPEC Geophysical Co. ASA[b]	16,636	468,605

		4,487,346
FOOD PRODUCTS — 9.94%
Austevoll Seafood ASA	21,777	138,900
Bakkafrost P/F	4,039	87,616
Cermaq ASA	8,358	110,273
Leroey Seafood Group ASA	4,578	169,715
Marine Harvest ASA	44,108	598,727
Orkla ASA	110,521	1,001,939
Salmar ASA	5,824	108,424

		2,215,594
INSURANCE — 5.09%
Gjensidige Forsikring ASA	32,967	687,924
Storebrand ASA[a]	79,964	445,309

		1,133,233
INTERNET SOFTWARE & SERVICES — 1.61%
Opera Software ASA[b]	24,718	357,533

		357,533
IT SERVICES — 0.77%
Atea ASA	14,147	172,337

		172,337
MACHINERY — 0.13%
Hexagon Composites ASA	5,348	27,878

		27,878
MARINE — 1.81%
American Shipping ASA	2,478	19,977
Golden Ocean Group Ltd.[b]	82,366	136,005
Stolt-Nielsen Ltd.	6,370	139,214
Wilh Wilhelmsen ASA	12,285	107,891

		403,087
MEDIA — 2.84%
Schibsted ASA	12,434	633,053

		633,053
METALS & MINING — 4.48%
Norsk Hydro ASA	169,276	997,482

		997,482

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

August 31, 2014

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 21.72%
BW LPG Ltd.[c]	8,673	$119,624
Det norske oljeselskap ASA[a,b]	19,705	203,360
DNO ASA[a]	106,155	321,015
Hoegh LNG Holdings Ltd.[a]	8,744	114,658
Statoil ASA	144,862	4,080,487

		4,839,144
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.93%
Norwegian Property ASA[a]	105,000	168,280
Selvaag Bolig ASA	11,117	38,873

		207,153
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.78%
Nordic Semiconductor ASA[a,b]	29,540	179,329
REC Silicon ASA[a]	317,450	171,542
REC Solar ASA[a]	3,101	45,406

		396,277

TOTAL COMMON STOCKS
(Cost: $23,323,251)		22,216,544

SHORT-TERM INVESTMENTS — 10.24%

MONEY MARKET FUNDS — 10.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	2,125,759	2,125,759
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	133,822	133,822
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	22,308	22,308

		2,281,889

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,281,889)		2,281,889

TOTAL INVESTMENTS IN SECURITIES — 109.96%
(Cost: $25,605,140)		24,498,433
Other Assets, Less Liabilities — (9.96)%		(2,218,761)

NET ASSETS — 100.00%		$22,279,672

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® MSCI PHILIPPINES ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

AIRLINES — 0.55%
Cebu Air Inc.	1,346,310	$1,926,829

		1,926,829
BEVERAGES — 0.25%
Pepsi-Cola Products Philippines Inc.[a]	8,484,500	895,154

		895,154
CHEMICALS — 0.58%
D&L Industries Inc.	8,018,000	2,059,670

		2,059,670
COMMERCIAL BANKS — 12.30%
Asia United Bank[a]	533,920	869,457
Bank of the Philippine Islands	4,953,829	10,793,894
BDO Unibank Inc.	10,118,416	21,002,675
East West Banking Corp.[a]	1,827,700	1,219,864
Metropolitan Bank & Trust Co.	1,748,617	3,447,102
Philippine National Bank[a]	1,447,252	2,897,823
Rizal Commercial Banking Corp.	2,428,148	2,968,355

		43,199,170
CONSTRUCTION & ENGINEERING — 0.20%
EEI Corp.	2,826,327	722,139

		722,139
DIVERSIFIED FINANCIAL SERVICES — 8.50%
Ayala Corp.	1,315,998	21,143,500
Metro Pacific Investments Corp.	73,796,600	8,716,800

		29,860,300
ELECTRIC UTILITIES — 0.73%
First Philippine Holdings Corp.	1,408,939	2,552,894

		2,552,894
FOOD & STAPLES RETAILING — 0.70%
Cosco Capital Inc.	12,968,800	2,453,959

		2,453,959
FOOD PRODUCTS — 6.08%
RFM Corp.	7,915,300	889,563
Universal Robina Corp.	5,489,010	20,457,893

		21,347,456
HOTELS, RESTAURANTS & LEISURE — 3.86%
Jollibee Foods Corp.	2,658,863	10,976,957
Melco Crown Philippines Resorts Corp.[a]	9,783,500	2,589,486

		13,566,443

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 6.23%
Aboitiz Power Corp.	9,305,815	$8,003,855
Energy Development Corp.	58,604,020	9,771,817
First Gen Corp.	7,427,237	4,105,422

		21,881,094
INDUSTRIAL CONGLOMERATES — 18.88%
Aboitiz Equity Ventures Inc.	12,189,030	15,306,179
Alliance Global Group Inc.	12,953,039	7,308,366
DMCI Holdings Inc.	5,031,000	9,231,193
JG Summit Holdings Inc.	15,454,962	18,237,564
SM Investments Corp.	917,034	16,237,391

		66,320,693
MEDIA — 0.89%
ABS-CBN Holdings Corp. PDR	1,967,100	1,615,187
Lopez Holdings Corp.	11,781,450	1,513,214

		3,128,401
METALS & MINING — 1.60%
Atlas Consolidated Mining & Development Corp.	5,320,931	2,055,149
Nickel Asia Corp.	3,947,700	3,576,471

		5,631,620
REAL ESTATE MANAGEMENT & DEVELOPMENT — 18.44%
Ayala Land Inc.	43,543,140	32,956,964
Belle Corp.	26,764,567	2,915,865
Filinvest Land Inc.	62,227,590	2,212,219
Megaworld Corp.	74,897,000	7,506,878
SM Prime Holdings Inc.	41,729,135	15,485,720
Vista Land & Lifescapes Inc.	26,595,200	3,702,589

		64,780,235
TRANSPORTATION INFRASTRUCTURE — 2.38%
International Container Terminal Services Inc.	3,227,730	8,358,044

		8,358,044
WATER UTILITIES — 1.47%
Manila Water Co. Inc.	7,500,329	5,160,777

		5,160,777
WIRELESS TELECOMMUNICATION SERVICES — 16.12%
Globe Telecom Inc.	208,855	8,622,454
Philippine Long Distance Telephone Co.	606,757	48,011,735

		56,634,189

TOTAL COMMON STOCKS
(Cost: $340,608,587)		350,479,067

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PHILIPPINES ETF

August 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	110,824	$110,824

		110,824

TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,824)		110,824

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $340,719,411)		350,589,891
Other Assets, Less Liabilities — 0.21%		723,306

NET ASSETS — 100.00%		$351,313,197

PDR  —  Philippine Depositary Receipt

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® MSCI POLAND CAPPED ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.28%

AIR FREIGHT & LOGISTICS — 0.33%
Integer.pl SAa	14,365	$970,441

		970,441
BUILDING PRODUCTS — 0.43%
Rovese SAa	3,320,212	1,266,880

		1,266,880
CHEMICALS — 4.23%
Boryszew SAa	750,985	1,444,496
Ciech SA	178,196	2,013,054
Grupa Azoty SA	208,037	4,863,642
Grupa Azoty Zaklady Chemiczne Police SA	62,629	421,137
Synthos SA	2,658,609	3,824,918

		12,567,247
COMMERCIAL BANKS — 36.16%
Alior Bank SAa	167,439	3,990,970
Bank Handlowy w Warszawie SA	151,744	5,434,090
Bank Millennium SA	2,015,816	5,062,631
Bank Pekao SA	468,237	26,374,805
Bank Zachodni WBK SA	108,271	12,546,142
Getin Holding SAa,b	2,067,704	1,726,670
Getin Noble Bank SAa	5,721,921	4,652,914
mBank SA	63,692	9,233,034
Powszechna Kasa Oszczednosci Bank Polski SA	3,209,198	38,391,738

		107,412,994
CONSTRUCTION & ENGINEERING — 0.87%
Budimex SA	67,775	2,586,063

		2,586,063
DIVERSIFIED FINANCIAL SERVICES — 0.72%
Warsaw Stock Exchange SA	182,063	2,144,430

		2,144,430
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.10%
Netia SA	1,568,890	2,698,764
Orange Polska SA	2,819,645	9,471,277

		12,170,041
ELECTRIC UTILITIES — 11.63%
ENEA SA	867,590	4,070,199
Energa SA	678,359	4,423,596
Polska Grupa Energetyczna SA	2,638,073	17,995,018
Tauron Polska Energia SA	4,641,252	7,243,451

Security	Shares	Value

Zespol Elektrowni Patnow Adamow Konin SA	85,627	$808,775

		34,541,039
FOOD & STAPLES RETAILING — 1.27%
Eurocash SAb	349,854	3,774,990

		3,774,990
FOOD PRODUCTS — 0.73%
Kernel Holding SAa	269,550	2,170,833

		2,170,833
INSURANCE — 9.97%
Powszechny Zaklad Ubezpieczen SA	201,957	29,623,855

		29,623,855
MACHINERY — 0.36%
Kopex SAa	318,019	1,069,231

		1,069,231
MEDIA — 3.62%
Cyfrowy Polsat SA	862,389	6,902,133
TVN SAa	878,100	3,850,364

		10,752,497
METALS & MINING — 7.39%
Jastrzebska Spolka Weglowa SAa,b	182,190	1,907,742
KGHM Polska Miedz SA	486,119	20,038,621

		21,946,363
OIL, GAS & CONSUMABLE FUELS — 11.24%
Grupa Lotos SAa	344,537	3,247,798
Lubelski Wegiel Bogdanka SA	157,257	5,729,883
Polski Koncern Naftowy Orlen SA	1,081,285	13,334,501
Polskie Gornictwo Naftowe i Gazownictwo SA	7,257,410	11,076,723

		33,388,905
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.40%
Globe Trade Centre SAa,b	1,356,171	2,502,513
LC Corp. SAa	2,451,020	1,303,184
Polski Holding Nieruchomosci SA	48,488	363,961

		4,169,658
SOFTWARE — 1.90%
Asseco Poland SA	357,059	4,723,785
CD Projekt SAa,b	189,018	916,315

		5,640,100
TEXTILES, APPAREL & LUXURY GOODS — 2.61%
LPP SA	2,922	7,767,995

		7,767,995

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI POLAND CAPPED ETF

August 31, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.32%
Midas SAa,b	5,896,570	$958,987

		958,987

TOTAL COMMON STOCKS
(Cost: $345,995,648)		294,922,549

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,807,130	3,807,130
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	239,669	239,669
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	274,820	274,820

		4,321,619

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,321,619)		4,321,619

TOTAL INVESTMENTS IN SECURITIES — 100.74%
(Cost: $350,317,267)		299,244,168
Other Assets, Less Liabilities — (0.74)%		(2,188,298)

NET ASSETS — 100.00%		$297,055,870

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Statements of Assets and Liabilities

iSHARES® TRUST

August 31, 2014

	iShares MSCI All Peru Capped ETF	iShares MSCI China ETF	iShares MSCI Denmark Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$339,490,657	$1,097,241,676	$57,972,151
Affiliated (Note 2)	5,622,795	77,808,641	1,722,880

Total cost of investments	$345,113,452	$1,175,050,317	$59,695,031

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$250,516,354	$1,130,950,402	$60,517,644
Affiliated (Note 2)	1,282,731	77,808,641	1,722,880

Total fair value of investments	251,799,085	1,208,759,043	62,240,524
Foreign currency, at value[b]	328,704	1,885,016	86,387
Foreign currency pledged to broker, at value[b]	—	159,622	—
Receivables:
Investment securities sold	6,991,073	202,402	1,291,965
Due from custodian (Note 4)	—	58,881	—
Dividends and interest	—	494,410	36,554
Futures variation margin	—	7,994	—

Total Assets	259,118,862	1,211,567,368	63,655,430

LIABILITIES
Payables:
Investment securities purchased	6,453,759	1,366,744	1,278,888
Collateral for securities on loan (Note 1)	—	77,079,465	1,714,246
Capital shares redeemed	16,220	—	—
Foreign taxes (Note 1)	25	—	—
Investment advisory fees (Note 2)	109,681	562,667	27,256

Total Liabilities	6,579,685	79,008,876	3,020,390

NET ASSETS	$252,539,177	$1,132,558,492	$60,635,040

Net assets consist of:
Paid-in capital	$380,673,401	$1,124,274,143	$58,156,136
Undistributed net investment income	2,040	7,017,367	7,508
Accumulated net realized loss	(34,821,755)	(32,442,031)	(70,650)
Net unrealized appreciation (depreciation)	(93,314,509)	33,709,013	2,542,046

NET ASSETS	$252,539,177	$1,132,558,492	$60,635,040

Shares outstanding[c]	6,900,000	22,500,000	1,200,000

Net asset value per share	$36.60	$50.34	$50.53

[a]	Securities on loan with values of $ —, $71,962,801 and $1,624,840, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $329,014, $2,044,649 and $88,482, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

August 31, 2014

	iShares MSCI Emerging Markets Latin America ETF	iShares MSCI Finland Capped ETF	iShares MSCI Indonesia ETF

ASSETS
Investments, at cost:
Unaffiliated	$14,827,957	$37,017,574	$630,496,014
Affiliated (Note 2)	33,731	2,037,489	194,192

Total cost of investments	$14,861,688	$39,055,063	$630,690,206

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$14,731,146	$36,179,203	$576,288,154
Affiliated (Note 2)	33,731	2,037,489	194,192

Total fair value of investments	14,764,877	38,216,692	576,482,346
Foreign currency, at value[b]	29,001	15,465	493,976
Receivables:
Investment securities sold	32,053	1,243,424	2,529,512
Dividends and interest	12,411	2,069	80,881
Capital shares sold	—	—	169,886

Total Assets	14,838,342	39,477,650	579,756,601

LIABILITIES
Payables:
Investment securities purchased	34,712	1,189,455	3,052,780
Collateral for securities on loan (Note 1)	24,257	2,026,064	—
Investment advisory fees (Note 2)	5,849	16,610	293,103

Total Liabilities	64,818	3,232,129	3,345,883

NET ASSETS	$14,773,524	$36,245,521	$576,410,718

Net assets consist of:
Paid-in capital	$15,697,750	$37,367,113	$659,967,246
Undistributed (distributions in excess of) net investment income	40,735	(5,095)	242,174
Accumulated net realized loss	(868,473)	(277,835)	(29,592,568)
Net unrealized depreciation	(96,488)	(838,662)	(54,206,134)

NET ASSETS	$14,773,524	$36,245,521	$576,410,718

Shares outstanding[c]	300,000	1,050,000	20,200,000

Net asset value per share	$49.25	$34.52	$28.54

[a]	Securities on loan with values of $23,247, $1,926,590 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $28,657, $15,756 and $492,110, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

August 31, 2014

	iShares MSCI Ireland Capped ETF	iShares MSCI New Zealand Capped ETF	iShares MSCI Norway Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$122,138,565	$141,388,145	$23,323,251
Affiliated (Note 2)	4,176	6,985,151	2,281,889

Total cost of investments	$122,142,741	$148,373,296	$25,605,140

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$126,711,970	$159,282,340	$22,216,544
Affiliated (Note 2)	4,176	6,985,151	2,281,889

Total fair value of investments	126,716,146	166,267,491	24,498,433
Foreign currency, at value[b]	205,702	137,220	66,831
Receivables:
Investment securities sold	3,537,368	1,270,171	287,011
Dividends	290,642	79,224	9,010

Total Assets	130,749,858	167,754,106	24,861,285

LIABILITIES
Payables:
Investment securities purchased	3,697,791	1,286,447	312,131
Collateral for securities on loan (Note 1)	—	6,957,117	2,259,581
Capital shares redeemed	12,285	—	—
Investment advisory fees (Note 2)	60,433	64,949	9,901

Total Liabilities	3,770,509	8,308,513	2,581,613

NET ASSETS	$126,979,349	$159,445,593	$22,279,672

Net assets consist of:
Paid-in capital	$122,105,688	$147,283,278	$23,494,219
Undistributed (distributions in excess of) net investment income	64,598	(34,931)	38,027
Undistributed net realized gain (accumulated net realized loss)	242,387	(5,689,652)	(145,796)
Net unrealized appreciation (depreciation)	4,566,676	17,886,898	(1,106,778)

NET ASSETS	$126,979,349	$159,445,593	$22,279,672

Shares outstanding[c]	3,600,000	3,900,000	700,000

Net asset value per share	$35.27	$40.88	$31.83

[a]	Securities on loan with values of $ —, $6,594,048 and $2,144,220, respectively. See Note 1.
[b]	Cost of foreign currency: $211,729, $143,336 and $66,896, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

August 31, 2014

	iShares MSCI Philippines ETF	iShares MSCI Poland Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$340,608,587	$345,995,648
Affiliated (Note 2)	110,824	4,321,619

Total cost of investments	$340,719,411	$350,317,267

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$350,479,067	$294,922,549
Affiliated (Note 2)	110,824	4,321,619

Total fair value of investments	350,589,891	299,244,168
Foreign currency, at value[b]	265,392	489,752
Receivables:
Investment securities sold	29,211,036	11,447,274
Due from custodian (Note 4)	—	210,771
Dividends	442,447	1,165,742
Capital shares sold	16,201	—

Total Assets	380,524,967	312,557,707

LIABILITIES
Payables:
Investment securities purchased	29,028,702	10,945,034
Collateral for securities on loan (Note 1)	—	4,046,799
Capital shares redeemed	8,616	188,794
Securities related to in-kind transactions (Note 4)	—	158,685
Investment advisory fees (Note 2)	174,452	162,525

Total Liabilities	29,211,770	15,501,837

NET ASSETS	$351,313,197	$297,055,870

Net assets consist of:
Paid-in capital	$367,611,937	$368,548,172
Undistributed net investment income	440,963	2,315,271
Accumulated net realized loss	(26,612,995)	(22,688,580)
Net unrealized appreciation (depreciation)	9,873,292	(51,118,993)

NET ASSETS	$351,313,197	$297,055,870

Shares outstanding[c]	9,200,000	10,600,000

Net asset value per share	$38.19	$28.02

[a]	Securities on loan with values of $ — and $3,850,484, respectively. See Note 1.
[b]	Cost of foreign currency: $265,248 and $490,378, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations

iSHARES® TRUST

Year ended August 31, 2014

	iShares MSCI All Peru Capped ETF	iShares MSCI China ETF	iShares MSCI Denmark Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,045,572	$29,549,307	$607,623
Interest — unaffiliated	2,228	—	—
Interest — affiliated (Note 2)	42	79	1
Securities lending income — affiliated (Note 2)	—	1,173,477	7,122

Total investment income	5,047,842	30,722,863	614,746

EXPENSES
Investment advisory fees (Note 2)	1,694,781	6,138,956	176,583

Total expenses	1,694,781	6,138,956	176,583
Less investment advisory fees waived (Note 2)	(298,909)	—	—

Net expenses	1,395,872	6,138,956	176,583

Net investment income	3,651,970	24,583,907	438,163

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(25,557,372)	(22,127,960)	(56,529)
In-kind redemptions — unaffiliated	2,433,100	21,391,527	2,744,314
In-kind redemptions — affiliated (Note 2)	(745,951)	—	—
Futures contracts	—	1,086,901	—
Foreign currency transactions	(14,779)	5,013	(1,705)

Net realized gain (loss)	(23,885,002)	355,481	2,686,080

Net change in unrealized appreciation/depreciation on:
Investments	40,605,539	105,501,289	2,068,792
Futures contracts	—	267	—
Translation of assets and liabilities in foreign currencies	5,765	(348)	(3,374)

Net change in unrealized appreciation/depreciation	40,611,304	105,501,208	2,065,418

Net realized and unrealized gain	16,726,302	105,856,689	4,751,498

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,378,272	$130,440,596	$5,189,661

[a]	Net of foreign withholding tax of $84,810, $2,648,638 and $104,995, respectively.

See notes to financial statements.

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended August 31, 2014

	iShares MSCI Emerging Markets Latin America ETF	iShares MSCI Finland Capped ETF	iShares MSCI Indonesia ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$424,210	$1,375,531	$8,713,312
Interest — affiliated (Note 2)	2	—	24
Securities lending income — affiliated (Note 2)	335	31,201	—

	424,547	1,406,732	8,713,336
Less: Other foreign taxes (Note 1)	—	—	(5,718)

Total investment income	424,547	1,406,732	8,707,618

EXPENSES
Investment advisory fees (Note 2)	89,345	136,055	2,653,285

Total expenses	89,345	136,055	2,653,285
Less investment advisory fees waived (Note 2)	(24,964)	—	—

Net expenses	64,381	136,055	2,653,285

Net investment income	360,166	1,270,677	6,054,333

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(401,853)	(255,147)	(21,435,218)
In-kind redemptions — unaffiliated	—	3,091,170	11,443,510
Foreign currency transactions	(2,848)	898	(96,261)

Net realized gain (loss)	(404,701)	2,836,921	(10,087,969)

Net change in unrealized appreciation/depreciation on:
Investments	2,878,033	(745,202)	73,138,118
Translation of assets and liabilities in foreign currencies	3,781	(322)	21,006

Net change in unrealized appreciation/depreciation	2,881,814	(745,524)	73,159,124

Net realized and unrealized gain	2,477,113	2,091,397	63,071,155

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,837,279	$3,362,074	$69,125,488

[a]	Net of foreign withholding tax of $33,533, $239,355 and $1,765,493, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Continued)

iSHARES® TRUST

Year ended August 31, 2014

	iShares MSCI Ireland Capped ETF	iShares MSCI New Zealand Capped ETF	iShares MSCI Norway Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,512,759	$7,238,336	$604,662
Interest — affiliated (Note 2)	51	20	1
Securities lending income — affiliated (Note 2)	—	104,230	8,244

Total investment income	2,512,810	7,342,586	612,907

EXPENSES
Investment advisory fees (Note 2)	678,383	757,851	80,975

Total expenses	678,383	757,851	80,975

Net investment income	1,834,427	6,584,735	531,932

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	521,058	(371,226)	(41,435)
In-kind redemptions — unaffiliated	19,043,470	11,899,386	2,334,952
Foreign currency transactions	4,052	117,502	(3,040)

Net realized gain	19,568,580	11,645,662	2,290,477

Net change in unrealized appreciation/depreciation on:
Investments	(10,841,954)	14,290,972	(1,059,184)
Translation of assets and liabilities in foreign currencies	(3,663)	(6,642)	—

Net change in unrealized appreciation/depreciation	(10,845,617)	14,284,330	(1,059,184)

Net realized and unrealized gain	8,722,963	25,929,992	1,231,293

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,557,390	$32,514,727	$1,763,225

[a]	Net of foreign withholding tax of $ —, $1,061,502 and $144,579, respectively.

See notes to financial statements.

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended August 31, 2014

	iShares MSCI Philippines ETF	iShares MSCI Poland Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,038,392	$10,630,292
Interest — affiliated (Note 2)	10	46
Securities lending income — affiliated (Note 2)	—	97,788

Total investment income	5,038,402	10,728,126

EXPENSES
Investment advisory fees (Note 2)	1,907,905	1,924,440

Total expenses	1,907,905	1,924,440

Net investment income	3,130,497	8,803,686

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,462,053)	(8,848,963)
In-kind redemptions — unaffiliated	23,732,859	34,999,668
Foreign currency transactions	(39,403)	73,482

Net realized gain	6,231,403	26,224,187

Net change in unrealized appreciation/depreciation on:
Investments	52,256,253	(22,938,928)
Translation of assets and liabilities in foreign currencies	4,957	1,945

Net change in unrealized appreciation/depreciation	52,261,210	(22,936,983)

Net realized and unrealized gain	58,492,613	3,287,204

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,623,110	$12,090,890

[a]	Net of foreign withholding tax of $2,159,310 and $1,867,964, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Peru Capped ETF		iShares MSCI China ETF
	Year ended August 31, 2014	Year ended August 31, 2013	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,651,970	$8,568,284	$24,583,907	$27,805,070
Net realized gain (loss)	(23,885,002)	7,406,802	355,481	(13,970,149)
Net change in unrealized appreciation/depreciation	40,611,304	(73,132,852)	105,501,208	(25,088,546)

Net increase (decrease) in net assets resulting from operations	20,378,272	(57,157,766)	130,440,596	(11,253,625)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,493,168)	(11,165,007)	(19,335,379)	(26,571,171)

Total distributions to shareholders	(3,493,168)	(11,165,007)	(19,335,379)	(26,571,171)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	106,660,654	403,190,277	522,854,679	994,982,284
Cost of shares redeemed	(184,571,425)	(354,010,608)	(357,476,472)	(450,222,700)

Net increase (decrease) in net assets from capital share transactions	(77,910,771)	49,179,669	165,378,207	544,759,584

INCREASE (DECREASE) IN NET ASSETS	(61,025,667)	(19,143,104)	276,483,424	506,934,788

NET ASSETS
Beginning of year	313,564,844	332,707,948	856,075,068	349,140,280

End of year	$252,539,177	$313,564,844	$1,132,558,492	$856,075,068

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$2,040	$(141,983)	$7,017,367	$1,763,826

SHARES ISSUED AND REDEEMED
Shares sold	3,150,000	9,550,000	11,000,000	21,500,000
Shares redeemed	(5,500,000)	(8,350,000)	(8,000,000)	(10,800,000)

Net increase (decrease) in shares outstanding	(2,350,000)	1,200,000	3,000,000	10,700,000

See notes to financial statements.

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Denmark Capped ETF		iShares MSCI Emerging Markets Latin America ETF
	Year ended August 31, 2014	Year ended August 31, 2013	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$438,163	$37,297	$360,166	$266,356
Net realized gain (loss)	2,686,080	704,405	(404,701)	(404,972)
Net change in unrealized appreciation/depreciation	2,065,418	254,122	2,881,814	(2,470,289)

Net increase (decrease) in net assets resulting from operations	5,189,661	995,824	2,837,279	(2,608,905)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(429,223)	(41,497)	(334,041)	(244,023)

Total distributions to shareholders	(429,223)	(41,497)	(334,041)	(244,023)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	54,081,563	10,416,530	—	10,347,284
Cost of shares redeemed	(7,617,090)	(7,824,241)	—	—

Net increase in net assets from capital share transactions	46,464,473	2,592,289	—	10,347,284

INCREASE IN NET ASSETS	51,224,911	3,546,616	2,503,238	7,494,356

NET ASSETS
Beginning of year	9,410,129	5,863,513	12,270,286	4,775,930

End of year	$60,635,040	$9,410,129	$14,773,524	$12,270,286

Undistributed net investment income included in net assets at end of year	$7,508	$273	$40,735	$17,458

SHARES ISSUED AND REDEEMED
Shares sold	1,100,000	300,000	—	200,000
Shares redeemed	(150,000)	(250,000)	—	—

Net increase in shares outstanding	950,000	50,000	—	200,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Finland Capped ETF		iShares MSCI Indonesia ETF
	Year ended August 31, 2014	Year ended August 31, 2013	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,270,677	$125,962	$6,054,333	$7,457,606
Net realized gain (loss)	2,836,921	372,242	(10,087,969)	13,383,265
Net change in unrealized appreciation/depreciation	(745,524)	216,572	73,159,124	(92,895,515)

Net increase (decrease) in net assets resulting from operations	3,362,074	714,776	69,125,488	(72,054,644)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,306,010)	(132,181)	(6,071,208)	(7,039,501)

Total distributions to shareholders	(1,306,010)	(132,181)	(6,071,208)	(7,039,501)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,854,637	9,608,014	490,282,558	421,510,821
Cost of shares redeemed	(17,316,047)	(2,749,907)	(369,694,773)	(231,720,862)

Net increase in net assets from capital share transactions	24,538,590	6,858,107	120,587,785	189,789,959

INCREASE IN NET ASSETS	26,594,654	7,440,702	183,642,065	110,695,814

NET ASSETS
Beginning of year	9,650,867	2,210,165	392,768,653	282,072,839

End of year	$36,245,521	$9,650,867	$576,410,718	$392,768,653

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(5,095)	$(58)	$242,174	$354,344

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	350,000	18,800,000	13,500,000
Shares redeemed	(500,000)	(100,000)	(14,450,000)	(7,550,000)

Net increase in shares outstanding	700,000	250,000	4,350,000	5,950,000

See notes to financial statements.

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Ireland Capped ETF		iShares MSCI New Zealand Capped ETF
	Year ended August 31, 2014	Year ended August 31, 2013	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,834,427	$862,456	$6,584,735	$6,565,283
Net realized gain	19,568,580	312,985	11,645,662	9,647,202
Net change in unrealized appreciation/depreciation	(10,845,617)	14,920,858	14,284,330	(573,789)

Net increase in net assets resulting from operations	10,557,390	16,096,299	32,514,727	15,638,696

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,720,783)	(726,453)	(6,688,512)	(7,645,073)

Total distributions to shareholders	(2,720,783)	(726,453)	(6,688,512)	(7,645,073)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,501,974	60,392,188	38,813,459	87,427,396
Cost of shares redeemed	(59,480,165)	—	(50,275,192)	(54,603,181)

Net increase (decrease) in net assets from capital share transactions	35,021,809	60,392,188	(11,461,733)	32,824,215

INCREASE IN NET ASSETS	42,858,416	75,762,034	14,364,482	40,817,838

NET ASSETS
Beginning of year	84,120,933	8,358,899	145,081,111	104,263,273

End of year	$126,979,349	$84,120,933	$159,445,593	$145,081,111

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$64,598	$141,244	$(34,931)	$(328,682)

SHARES ISSUED AND REDEEMED
Shares sold	2,600,000	2,300,000	950,000	2,450,000
Shares redeemed	(1,700,000)	—	(1,300,000)	(1,550,000)

Net increase (decrease) in shares outstanding	900,000	2,300,000	(350,000)	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Norway Capped ETF		iShares MSCI Philippines ETF
	Year ended August 31, 2014	Year ended August 31, 2013	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$531,932	$318,575	$3,130,497	$3,357,952
Net realized gain	2,290,477	388,491	6,231,403	16,306,245
Net change in unrealized appreciation/depreciation	(1,059,184)	(240,615)	52,261,210	(48,993,680)

Net increase (decrease) in net assets resulting from operations	1,763,225	466,451	61,623,110	(29,329,483)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(494,680)	(312,758)	(2,817,616)	(3,281,996)

Total distributions to shareholders	(494,680)	(312,758)	(2,817,616)	(3,281,996)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,205,852	8,686,162	224,446,180	369,760,274
Cost of shares redeemed	(13,526,145)	(2,982,737)	(209,762,520)	(157,704,634)

Net increase in net assets from capital share transactions	9,679,707	5,703,425	14,683,660	212,055,640

INCREASE IN NET ASSETS	10,948,252	5,857,118	73,489,154	179,444,161

NET ASSETS
Beginning of year	11,331,420	5,474,302	277,824,043	98,379,882

End of year	$22,279,672	$11,331,420	$351,313,197	$277,824,043

Undistributed net investment income included in net assets at end of year	$38,027	$3,815	$440,963	$167,485

SHARES ISSUED AND REDEEMED
Shares sold	700,000	300,000	6,500,000	9,900,000
Shares redeemed	(400,000)	(100,000)	(6,000,000)	(4,550,000)

Net increase in shares outstanding	300,000	200,000	500,000	5,350,000

See notes to financial statements.

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Poland Capped ETF
	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,803,686	$4,798,563
Net realized gain (loss)	26,224,187	(3,307,726)
Net change in unrealized appreciation/depreciation	(22,936,983)	25,857,173

Net increase in net assets resulting from operations	12,090,890	27,348,010

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,993,625)	(5,363,774)

Total distributions to shareholders	(9,993,625)	(5,363,774)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	440,489,205	230,906,729
Cost of shares redeemed	(423,463,121)	(102,593,788)

Net increase in net assets from capital share transactions	17,026,084	128,312,941

INCREASE IN NET ASSETS	19,123,349	150,297,177

NET ASSETS
Beginning of year	277,932,521	127,635,344

End of year	$297,055,870	$277,932,521

Undistributed net investment income included in net assets at end of year	$2,315,271	$3,431,728

SHARES ISSUED AND REDEEMED
Shares sold	15,000,000	8,800,000
Shares redeemed	(14,650,000)	(3,800,000)

Net increase in shares outstanding	350,000	5,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Peru Capped ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of year	$33.90	$41.33	$42.15	$36.28	$28.30

Income from investment operations:
Net investment income[a]	0.45	0.94	0.99	1.02	0.97
Net realized and unrealized gain (loss)[b]	2.73	(7.07)	(0.67)	5.79	7.78

Total from investment operations	3.18	(6.13)	0.32	6.81	8.75

Less distributions from:
Net investment income	(0.48)	(1.30)	(1.14)	(0.94)	(0.77)
Net realized gain	—	—	—	—	(0.00)[c,d]

Total distributions	(0.48)	(1.30)	(1.14)	(0.94)	(0.77)

Net asset value, end of year	$36.60	$33.90	$41.33	$42.15	$36.28

Total return	9.50%	(15.36)%	0.79%	18.68%	31.36%

Ratios/Supplemental data:
Net assets, end of year (000s)	$252,539	$313,565	$332,708	$472,091	$235,816
Ratio of expenses to average net assets	0.51%	0.51%	0.51%	0.51%	0.52%
Ratio of expenses to average net assets prior to waived fees	0.62%	0.61%	0.61%	0.59%	0.62%
Ratio of net investment income to average net assets	1.33%	2.24%	2.37%	2.29%	2.91%
Portfolio turnover rate[e]	13%	11%	10%	9%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Mar. 29, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$43.90	$39.68	$44.50	$50.30

Income from investment operations:
Net investment income[b]	1.15	1.36	1.56	0.89
Net realized and unrealized gain (loss)[c]	6.24	3.88	(5.46)	(5.74)

Total from investment operations	7.39	5.24	(3.90)	(4.85)

Less distributions from:
Net investment income	(0.95)	(1.02)	(0.92)	(0.93)
Return of capital	—	—	—	(0.02)

Total distributions	(0.95)	(1.02)	(0.92)	(0.95)

Net asset value, end of period	$50.34	$43.90	$39.68	$44.50

Total return	17.03%	13.40%	(8.80)%	(9.75)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,132,558	$856,075	$349,140	$22,252
Ratio of expenses to average net assets[e]	0.62%	0.61%	0.61%	0.58%
Ratio of net investment income to average net assets[e]	2.48%	3.02%	3.69%	4.23%
Portfolio turnover rate[f]	7%	10%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the year ended August 31, 2014 was 7%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Denmark Capped ETF

	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$37.64	$29.32	$26.12

Income from investment operations:
Net investment income[b]	0.65	0.33	0.32
Net realized and unrealized gain[c]	12.66	8.40	3.20

Total from investment operations	13.31	8.73	3.52

Less distributions from:
Net investment income	(0.42)	(0.41)	(0.32)

Total distributions	(0.42)	(0.41)	(0.32)

Net asset value, end of period	$50.53	$37.64	$29.32

Total return	35.33%	29.94%	13.58%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$60,635	$9,410	$5,864
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[e]	1.32%	0.96%	1.87%
Portfolio turnover rate[f]	9%	12%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Latin America ETF

	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 18, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$40.90	$47.76	$53.47

Income from investment operations:
Net investment income[b]	1.20	1.30	0.89
Net realized and unrealized gain (loss)[c]	8.26	(7.06)	(5.84)

Total from investment operations	9.46	(5.76)	(4.95)

Less distributions from:
Net investment income	(1.11)	(1.10)	(0.76)

Total distributions	(1.11)	(1.10)	(0.76)

Net asset value, end of period	$49.25	$40.90	$47.76

Total return	23.49%	(12.28)%	(9.22)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,774	$12,270	$4,776
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	2.74%	2.71%	2.79%
Portfolio turnover rate[f]	9%	12%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 9%, 12% and 3%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Finland Capped ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$27.57	$22.10	$25.63

Income from investment operations:
Net investment income[b]	1.72	0.90	1.01
Net realized and unrealized gain (loss)[c]	6.37	5.47	(3.50)

Total from investment operations	8.09	6.37	(2.49)

Less distributions from:
Net investment income	(1.14)	(0.90)	(1.00)
Return of capital	—	—	(0.04)

Total distributions	(1.14)	(0.90)	(1.04)

Net asset value, end of period	$34.52	$27.57	$22.10

Total return	29.25%	29.10%	(9.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$36,246	$9,651	$2,210
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[e]	4.95%	3.38%	7.04%
Portfolio turnover rate[f]	14%	12%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$24.78	$28.49	$31.43	$25.09	$23.58

Income from investment operations:
Net investment income[b]	0.37	0.53	0.39	0.36	0.24
Net realized and unrealized gain (loss)[c]	3.75	(3.77)	(2.88)	6.23	1.35

Total from investment operations	4.12	(3.24)	(2.49)	6.59	1.59

Less distributions from:
Net investment income	(0.36)	(0.47)	(0.45)	(0.25)	(0.08)

Total distributions	(0.36)	(0.47)	(0.45)	(0.25)	(0.08)

Net asset value, end of period	$28.54	$24.78	$28.49	$31.43	$25.09

Total return	16.79%	(11.67)%	(7.92)%	26.31%	6.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$576,411	$392,769	$282,073	$265,596	$11,290
Ratio of expenses to average net assets[e]	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets[e]	1.41%	1.67%	1.31%	1.21%	3.02%
Portfolio turnover rate[f]	8%	15%	8%	16%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Ireland Capped ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$31.16	$20.90	$19.32	$18.85	$22.77

Income from investment operations:
Net investment income[b]	0.47	0.56	0.38	0.52	0.01
Net realized and unrealized gain (loss)[c]	4.32	10.06	1.56	0.66	(3.90)

Total from investment operations	4.79	10.62	1.94	1.18	(3.89)

Less distributions from:
Net investment income	(0.68)	(0.36)	(0.36)	(0.71)	(0.03)

Total distributions	(0.68)	(0.36)	(0.36)	(0.71)	(0.03)

Net asset value, end of period	$35.27	$31.16	$20.90	$19.32	$18.85

Total return	15.45%	51.07%	10.11%	6.03%	(17.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$126,979	$84,121	$8,359	$4,830	$2,828
Ratio of expenses to average net assets[e]	0.48%	0.50%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[e]	1.30%	2.03%	1.91%	2.47%	0.22%
Portfolio turnover rate[f]	31%	29%	21%	24%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI New Zealand Capped ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 1, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$34.14	$31.12	$32.41	$25.55

Income from investment operations:
Net investment income[b]	1.68	1.45	1.25	1.41
Net realized and unrealized gain (loss)[c]	6.78	3.23	(0.50)	6.49

Total from investment operations	8.46	4.68	0.75	7.90

Less distributions from:
Net investment income	(1.72)	(1.66)	(2.04)	(1.04)

Total distributions	(1.72)	(1.66)	(2.04)	(1.04)

Net asset value, end of period	$40.88	$34.14	$31.12	$32.41

Total return	25.02%	15.15%	3.30%	31.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$159,446	$145,081	$104,263	$134,494
Ratio of expenses to average net assets[e]	0.48%	0.51%	0.53%	0.51%
Ratio of net investment income to average net assets[e]	4.17%	4.07%	4.21%	4.65%
Portfolio turnover rate[f]	20%	26%	12%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Norway Capped ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 23, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$28.33	$27.37	$25.94

Income from investment operations:
Net investment income[b]	1.09	0.92	0.82
Net realized and unrealized gain[c]	3.43	0.85	1.26

Total from investment operations	4.52	1.77	2.08

Less distributions from:
Net investment income	(1.02)	(0.81)	(0.65)

Total distributions	(1.02)	(0.81)	(0.65)

Net asset value, end of period	$31.83	$28.33	$27.37

Total return	15.91%	6.61%	8.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,280	$11,331	$5,474
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[e]	3.48%	3.16%	5.16%
Portfolio turnover rate[f]	12%	10%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$31.93	$29.37	$24.74	$24.85

Income from investment operations:
Net investment income[b]	0.35	0.42	0.33	0.46
Net realized and unrealized gain (loss)[c]	6.22	2.47	4.62	(0.40)

Total from investment operations	6.57	2.89	4.95	0.06

Less distributions from:
Net investment income	(0.31)	(0.33)	(0.32)	(0.17)

Total distributions	(0.31)	(0.33)	(0.32)	(0.17)

Net asset value, end of period	$38.19	$31.93	$29.37	$24.74

Total return	20.53%[d]	9.81%	20.08%	0.29%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$351,313	$277,824	$98,380	$85,360
Ratio of expenses to average net assets[f]	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[f]	1.02%	1.14%	1.21%	2.03%
Portfolio turnover rate[g]	24%	23%	25%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 20.63%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Poland Capped ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 25, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$27.12	$24.31	$30.61	$27.52	$23.66

Income from investment operations:
Net investment income[b]	0.84	0.74	1.22	1.42	0.29
Net realized and unrealized gain (loss)[c]	1.04	2.94	(6.23)	2.10	3.74

Total from investment operations	1.88	3.68	(5.01)	3.52	4.03

Less distributions from:
Net investment income	(0.98)	(0.87)	(1.29)	(0.43)	(0.17)

Total distributions	(0.98)	(0.87)	(1.29)	(0.43)	(0.17)

Net asset value, end of period	$28.02	$27.12	$24.31	$30.61	$27.52

Total return	6.82%	15.13%	(15.88)%	12.63%	17.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$297,056	$277,933	$127,635	$165,274	$59,176
Ratio of expenses to average net assets[e]	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets[e]	2.83%	2.73%	5.03%	4.08%	4.05%
Portfolio turnover rate[f]	10%	21%	15%	23%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI All Peru Capped	Non-diversified
MSCI China	Non-diversified
MSCI Denmark Capped	Non-diversified
MSCI Emerging Markets Latin America	Non-diversified
MSCI Finland Capped	Non-diversified
MSCI Indonesia	Non-diversified

iShares ETF	Diversification Classification
MSCI Ireland Capped	Non-diversified
MSCI New Zealand Capped	Non-diversified
MSCI Norway Capped	Non-diversified
MSCI Phillippines	Non-diversified
MSCI Poland Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI All Peru Capped
Assets:
Common Stocks	$251,605,309	$—	$—	$251,605,309
Money Market Funds	193,776	—	—	193,776

	$251,799,085	$—	$—	$251,799,085

MSCI China
Assets:
Common Stocks	$1,129,113,999	$1,836,403	$—	$1,130,950,402
Money Market Funds	77,808,641	—	—	77,808,641
Futures Contracts[a]	267	—	—	267

	$1,206,922,907	$1,836,403	$—	$1,208,759,310

MSCI Denmark Capped
Assets:
Common Stocks	$60,517,644	$—	$—	$60,517,644
Money Market Funds	1,722,880	—	—	1,722,880

	$62,240,524	$—	$—	$62,240,524

MSCI Emerging Markets Latin America
Assets:
Common Stocks	$10,692,961	$—	$—	$10,692,961
Preferred Stocks	4,038,185	—	—	4,038,185
Money Market Funds	33,731	—	—	33,731

	$14,764,877	$—	$—	$14,764,877

MSCI Finland Capped
Assets:
Common Stocks	$36,179,203	$—	$—	$36,179,203
Money Market Funds	2,037,489	—	—	2,037,489

	$38,216,692	$—	$—	$38,216,692

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI Indonesia
Assets:
Common Stocks	$573,212,592	$3,067,756	$0	[b]	$576,280,348
Rights	7,806	—	—		7,806
Money Market Funds	194,192	—	—		194,192

	$573,414,590	$3,067,756	$0	[b]	$576,482,346

MSCI Ireland Capped
Assets:
Common Stocks	$126,711,970	$—	$—		$126,711,970
Money Market Funds	4,176	—	—		4,176

	$126,716,146	$—	$—		$126,716,146

MSCI New Zealand Capped
Assets:
Common Stocks	$159,282,340	$—	$—		$159,282,340
Money Market Funds	6,985,151	—	—		6,985,151

	$166,267,491	$—	$—		$166,267,491

MSCI Norway Capped
Assets:
Common Stocks	$22,216,544	$—	$—		$22,216,544
Money Market Funds	2,281,889	—	—		2,281,889

	$24,498,433	$—	$—		$24,498,433

MSCI Philippines
Assets:
Common Stocks	$350,479,067	$—	$—		$350,479,067
Money Market Funds	110,824	—	—		110,824

	$350,589,891	$—	$—		$350,589,891

MSCI Poland Capped
Assets:
Common Stocks	$294,922,549	$—	$—		$294,922,549
Money Market Funds	4,321,619	—	—		4,321,619

	$299,244,168	$—	$—		$299,244,168

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

authorities as of August 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of August 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of August 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI China	$71,962,801	$71,962,801	$—
MSCI Denmark Capped	1,624,840	1,624,840	—
MSCI Emerging Markets Latin America	23,247	23,247	—
MSCI Finland Capped	1,926,590	1,926,590	—
MSCI New Zealand Capped	6,594,048	6,594,048	—
MSCI Norway Capped	2,144,220	2,144,220	—
MSCI Poland Capped	3,850,484	3,850,484	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Ireland Capped and iShares MSCI New Zealand Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion[a]

[a]	Breakpoint level was added effective July 1, 2014.

For its investment advisory services to each of the iShares MSCI All Peru Capped, iShares MSCI China, iShares MSCI Indonesia, iShares MSCI Philippines and iShares MSCI Poland Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For the year ended August 31, 2014, BFA has voluntarily waived a portion of its investment advisory fee for the iShares MSCI All Peru Capped ETF in the amount of $298,909.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Denmark Capped	0.53%
MSCI Emerging Markets Latin America	0.68
MSCI Finland Capped	0.53
MSCI Norway Capped	0.53

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Latin America ETF through December 31, 2015 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the year ended August 31, 2014. In addition, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2015 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following (the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended August 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI China	$473,269
MSCI Denmark Capped	2,660
MSCI Emerging Markets Latin America	142
MSCI Finland Capped	11,653
MSCI New Zealand Capped	41,539
MSCI Norway Capped	3,238
MSCI Poland Capped	41,839

Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended August 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended August 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
MSCI All Peru Capped
Maple Energy PLC	5,017,195	8,652,309	(3,769,914)	9,899,590	$1,088,955	$—	$(745,951)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI All Peru Capped	$34,806,632	$34,453,424
MSCI China	79,325,854	71,253,575
MSCI Denmark Capped	5,598,297	3,002,983
MSCI Emerging Markets Latin America	1,151,761	1,113,386
MSCI Finland Capped	5,664,019	3,489,338
MSCI Indonesia	36,784,040	33,605,415
MSCI Ireland Capped	55,608,613	42,609,370
MSCI New Zealand Capped	30,842,434	31,087,537
MSCI Norway Capped	1,850,357	1,803,386
MSCI Philippines	76,275,260	74,347,076
MSCI Poland Capped	37,707,056	31,048,095

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended August 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI All Peru Capped	$106,408,505	$183,788,408
MSCI China	515,848,017	352,076,049
MSCI Denmark Capped	51,262,926	7,497,258
MSCI Finland Capped	39,535,228	17,269,134
MSCI Indonesia	482,666,830	366,860,958
MSCI Ireland Capped	80,402,931	59,064,470
MSCI New Zealand Capped	38,500,323	49,819,971
MSCI Norway Capped	23,080,241	13,410,739
MSCI Philippines	221,690,834	208,511,596
MSCI Poland Capped	430,756,214	420,347,279

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform

88	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI China ETF as of August 31, 2014 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$7,994

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI China ETF during the year ended August 31, 2014 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$1,086,901	$267

For the year ended August 31, 2014, the average quarter-end number of contracts and notional value of open futures contracts for the iShares MSCI China ETF were 23 and $1,485,845, respectively.

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund, except iShares MSCI Emerging Markets Latin America ETF, invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences

90	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

as of August 31, 2014, attributable to passive foreign investment companies, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
MSCI All Peru Capped	$(1,951,436)	$(14,779)	$1,966,215
MSCI China	15,457,970	5,013	(15,462,983)
MSCI Denmark Capped	2,736,885	(1,705)	(2,735,180)
MSCI Emerging Markets Latin America	—	(2,848)	2,848
MSCI Finland Capped	2,999,280	30,296	(3,029,576)
MSCI Indonesia	2,337,906	(95,295)	(2,242,611)
MSCI Ireland Capped	18,182,003	809,710	(18,991,713)
MSCI New Zealand Capped	10,965,588	397,528	(11,363,116)
MSCI Norway Capped	2,277,367	(3,040)	(2,274,327)
MSCI Philippines	17,800,696	(39,403)	(17,761,293)
MSCI Poland Capped	25,793,634	73,482	(25,867,116)

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 was as follows:

iShares ETF	2014	2013
MSCI All Peru Capped
Ordinary income	$3,493,168	$11,165,007

MSCI China
Ordinary income	$19,335,379	$26,571,171

MSCI Denmark Capped
Ordinary income	$429,223	$41,497

MSCI Emerging Markets Latin America
Ordinary income	$334,041	$244,023

MSCI Finland Capped
Ordinary income	$1,306,010	$132,181

MSCI Indonesia
Ordinary income	$6,071,208	$7,039,501

MSCI Ireland Capped
Ordinary income	$2,720,783	$726,453

MSCI New Zealand Capped
Ordinary income	$6,688,512	$7,645,073

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2014	2013
MSCI Norway Capped
Ordinary income	$494,680	$312,758

MSCI Philippines
Ordinary income	$2,817,616	$3,281,996

MSCI Poland Capped
Ordinary income	$9,993,625	$5,363,774

As of August 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
MSCI All Peru Capped	$172,828	$—	$(10,140,881)	$(111,099,638)	$(7,066,533)	$(128,134,224)
MSCI China	7,386,884	—	(11,023,743)	25,192,850	(13,271,642)	8,284,349
MSCI Denmark Capped	7,508	—	(13,826)	2,487,097	(1,875)	2,478,904
MSCI Emerging Markets Latin America	40,735	—	(436,124)	(131,349)	(397,488)	(924,226)
MSCI Finland Capped	—	—	(43,343)	(1,029,208)	(49,041)	(1,121,592)
MSCI Indonesia	969,034	—	(10,243,275)	(62,971,460)	(11,310,827)	(83,556,528)
MSCI Ireland Capped	604,457	127,585	—	4,141,619	—	4,873,661
MSCI New Zealand Capped	1,164,384	—	(3,981,031)	15,525,527	(546,565)	12,162,315
MSCI Norway Capped	38,160	—	(48,807)	(1,187,992)	(15,908)	(1,214,547)
MSCI Philippines	440,976	—	(11,723,709)	3,602,160	(8,618,167)	(16,298,740)
MSCI Poland Capped	2,315,271	—	(15,310,446)	(57,653,092)	(844,035)	(71,492,302)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purpose of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of August 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
MSCI All Peru Capped	$9,659,857	$481,024	$10,140,881
MSCI China	11,023,743	—	11,023,743
MSCI Denmark Capped	13,826	—	13,826
MSCI Emerging Markets Latin America	436,124	—	436,124
MSCI Finland Capped	43,343	—	43,343
MSCI Indonesia	10,222,946	20,329	10,243,275
MSCI New Zealand Capped	3,981,031	—	3,981,031
MSCI Norway Capped	48,807	—	48,807
MSCI Philippines	11,723,709	—	11,723,709
MSCI Poland Capped	15,310,441	5	15,310,446

[a]	Must be utilized prior to losses subject to expiration.

92	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of August 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI All Peru Capped	$362,898,581	$4,397,073	$(115,496,569)	$(111,099,496)
MSCI China	1,183,564,310	97,409,232	(72,214,499)	25,194,733
MSCI Denmark Capped	59,749,980	3,764,210	(1,273,666)	2,490,544
MSCI Emerging Markets Latin America	14,896,549	1,481,987	(1,613,659)	(131,672)
MSCI Finland Capped	39,245,609	1,133,791	(2,162,708)	(1,028,917)
MSCI Indonesia	639,455,532	17,424,026	(80,397,212)	(62,973,186)
MSCI Ireland Capped	122,567,798	8,263,054	(4,114,706)	4,148,348
MSCI New Zealand Capped	150,734,667	22,407,793	(6,874,969)	15,532,824
MSCI Norway Capped	25,686,354	429,871	(1,617,792)	(1,187,921)
MSCI Philippines	346,990,543	22,014,537	(18,415,189)	3,599,348
MSCI Poland Capped	356,851,366	1,206,519	(58,813,717)	(57,607,198)

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	93

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares MSCI All Peru Capped ETF, iShares MSCI China ETF, iShares MSCI Denmark Capped ETF, iShares MSCI Emerging Markets Latin America ETF, iShares MSCI Finland Capped ETF, iShares MSCI Indonesia ETF, iShares MSCI Ireland Capped ETF, iShares MSCI New Zealand Capped ETF, iShares MSCI Norway Capped ETF, iShares MSCI Philippines ETF and iShares MSCI Poland Capped ETF (the “Funds”) at August 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 22, 2014

94	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended August 31, 2014, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI All Peru Capped	$4,468,401	$84,739
MSCI China	32,197,945	2,648,638
MSCI Denmark Capped	712,920	104,995
MSCI Emerging Markets Latin America	456,323	33,533
MSCI Finland Capped	1,614,886	239,355
MSCI Indonesia	10,478,805	1,765,206
MSCI Ireland Capped	2,512,759	—
MSCI New Zealand Capped	8,299,838	1,061,396
MSCI Norway Capped	749,241	143,768
MSCI Philippines	7,197,702	2,156,566
MSCI Poland Capped	12,498,256	1,854,994

For corporate shareholders, the percentage of the income dividends paid by the iShares MSCI All Peru Capped ETF during the fiscal year ended August 31, 2014 which qualified for the dividends-received deduction is 17.59%.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2014:

iShares ETF	Qualified Dividend Income
MSCI All Peru Capped	$2,062,299
MSCI China	21,984,017
MSCI Denmark Capped	534,218
MSCI Emerging Markets Latin America	113,110
MSCI Finland Capped	1,545,365
MSCI Indonesia	7,836,414

iShares ETF	Qualified Dividend Income
MSCI Ireland Capped	$2,265,308
MSCI New Zealand Capped	5,977,787
MSCI Norway Capped	614,701
MSCI Philippines	4,974,182
MSCI Poland Capped	11,848,619

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	95

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I.  iShares MSCI All Peru Capped ETF, iShares MSCI China ETF and iShares MSCI Poland Capped ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

96	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	97

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

98	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

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services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares MSCI Denmark Capped ETF, iShares MSCI Finland Capped ETF and iShares MSCI Norway Capped ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee,

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the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were at the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares MSCI Finland Capped ETF. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board

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considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III.  iShares MSCI Indonesia ETF and iShares MSCI Philippines ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel

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throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for iShares MSCI Indonesia ETF were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group, and the investment advisory fee rates and overall expenses for iShares MSCI Philippines ETF were at the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support,

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the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of

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potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV.  iShares MSCI Emerging Markets Latin America ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and

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BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that

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the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s

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shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

V.  iShares MSCI Ireland Capped ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request,

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Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board

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also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

VI.  iShares MSCI New Zealand Capped ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

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Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets

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support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Contract (Continued)

iSHARES® TRUST

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	115

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI All Peru Capped	$0.484051	$—	$—	$0.484051	100%	—%	—%	100%
MSCI Emerging Markets Latin America	1.096791	—	0.016679	1.113470	99	—	1	100
MSCI Indonesia	0.357761	—	—	0.357761	100	—	—	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

116	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI All Peru Capped ETF

Period Covered: July 1, 2009 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	3	0.24%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	8	0.64
Greater than 1.0% and Less than 1.5%	44	3.50
Greater than 0.5% and Less than 1.0%	200	15.90
Between 0.5% and –0.5%	593	47.13
Less than –0.5% and Greater than –1.0%	300	23.84
Less than –1.0% and Greater than –1.5%	83	6.60
Less than –1.5% and Greater than –2.0%	16	1.27
Less than –2.0% and Greater than –2.5%	7	0.56
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5%	1	0.08

	1,258	100.00%

iShares MSCI China ETF

Period Covered: July 1, 2011 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	4	0.49%
Greater than 3.0% and Less than 3.5%	3	0.37
Greater than 2.5% and Less than 3.0%	8	0.98
Greater than 2.0% and Less than 2.5%	15	1.84
Greater than 1.5% and Less than 2.0%	23	2.82
Greater than 1.0% and Less than 1.5%	59	7.23
Greater than 0.5% and Less than 1.0%	157	19.24
Between 0.5% and –0.5%	363	44.49
Less than –0.5% and Greater than –1.0%	92	11.27
Less than –1.0% and Greater than –1.5%	50	6.13
Less than –1.5% and Greater than –2.0%	25	3.06
Less than –2.0% and Greater than –2.5%	3	0.37
Less than –2.5% and Greater than –3.0%	5	0.61
Less than –3.0% and Greater than –3.5%	3	0.37
Less than –3.5% and Greater than –4.0%	4	0.49
Less than –4.0%	2	0.24

	816	100.00%

SUPPLEMENTAL INFORMATION	117

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Denmark Capped ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.18%
Greater than 2.5% and Less than 3.0%	1	0.18
Greater than 2.0% and Less than 2.5%	1	0.18
Greater than 1.5% and Less than 2.0%	6	1.06
Greater than 1.0% and Less than 1.5%	14	2.48
Greater than 0.5% and Less than 1.0%	102	18.09
Between 0.5% and –0.5%	393	69.68
Less than –0.5% and Greater than –1.0%	29	5.13
Less than –1.0% and Greater than –1.5%	11	1.95
Less than –1.5% and Greater than –2.0%	4	0.71
Less than –2.0% and Greater than –2.5%	1	0.18
Less than –2.5% and Greater than –3.0%	1	0.18

	564	100.00%

iShares MSCI Emerging Markets Latin America ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	3	0.53%
Greater than 2.0% and Less than 2.5%	7	1.24
Greater than 1.5% and Less than 2.0%	13	2.30
Greater than 1.0% and Less than 1.5%	37	6.56
Greater than 0.5% and Less than 1.0%	96	17.03
Between 0.5% and –0.5%	346	61.36
Less than –0.5% and Greater than –1.0%	54	9.57
Less than –1.0% and Greater than –1.5%	6	1.06
Less than –1.5% and Greater than –2.0%	2	0.35

	564	100.00%

118	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Finland Capped ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.18%
Greater than 2.0% and Less than 2.5%	1	0.18
Greater than 1.5% and Less than 2.0%	6	1.06
Greater than 1.0% and Less than 1.5%	19	3.38
Greater than 0.5% and Less than 1.0%	112	19.86
Between 0.5% and –0.5%	393	69.68
Less than –0.5% and Greater than –1.0%	21	3.72
Less than –1.0% and Greater than –1.5%	6	1.06
Less than –1.5% and Greater than –2.0%	3	0.53
Less than –2.0%	2	0.35

	564	100.00%

iShares MSCI Indonesia ETF

Period Covered: July 1, 2010 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.10%
Greater than 5.5% and Less than 6.0%	1	0.10
Greater than 5.0% and Less than 5.5%	2	0.20
Greater than 4.5% and Less than 5.0%	1	0.10
Greater than 4.0% and Less than 4.5%	3	0.30
Greater than 3.5% and Less than 4.0%	2	0.20
Greater than 3.0% and Less than 3.5%	4	0.40
Greater than 2.5% and Less than 3.0%	5	0.50
Greater than 2.0% and Less than 2.5%	22	2.19
Greater than 1.5% and Less than 2.0%	45	4.47
Greater than 1.0% and Less than 1.5%	70	6.96
Greater than 0.5% and Less than 1.0%	158	15.70
Between 0.5% and –0.5%	333	33.09
Less than –0.5% and Greater than –1.0%	139	13.82
Less than –1.0% and Greater than –1.5%	83	8.25
Less than –1.5% and Greater than –2.0%	45	4.47
Less than –2.0% and Greater than –2.5%	34	3.38
Less than –2.5% and Greater than –3.0%	20	1.99
Less than –3.0% and Greater than –3.5%	7	0.70
Less than –3.5% and Greater than –4.0%	10	0.99
Less than –4.0% and Greater than –4.5%	4	0.40
Less than –4.5% and Greater than –5.0%	2	0.20
Less than –5.0%	15	1.49

	1,006	100.00%

SUPPLEMENTAL INFORMATION	119

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Ireland Capped ETF

Period Covered: July 1, 2010 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	1	0.10%
Greater than 4.5% and Less than 5.0%	1	0.10
Greater than 4.0% and Less than 4.5%	1	0.10
Greater than 3.5% and Less than 4.0%	2	0.20
Greater than 3.0% and Less than 3.5%	7	0.70
Greater than 2.5% and Less than 3.0%	10	0.99
Greater than 2.0% and Less than 2.5%	46	4.57
Greater than 1.5% and Less than 2.0%	140	13.92
Greater than 1.0% and Less than 1.5%	260	25.84
Greater than 0.5% and Less than 1.0%	196	19.48
Between 0.5% and –0.5%	282	28.04
Less than –0.5% and Greater than –1.0%	43	4.27
Less than –1.0% and Greater than –1.5%	10	0.99
Less than –1.5% and Greater than –2.0%	5	0.50
Less than –2.0% and Greater than –2.5%	1	0.10
Less than –2.5% and Greater than –3.0%	1	0.10

	1,006	100.00%

iShares MSCI New Zealand Capped ETF

Period Covered: October 1, 2010 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.21%
Greater than 2.0% and Less than 2.5%	3	0.32
Greater than 1.5% and Less than 2.0%	8	0.85
Greater than 1.0% and Less than 1.5%	51	5.41
Greater than 0.5% and Less than 1.0%	175	18.58
Between 0.5% and –0.5%	557	59.14
Less than –0.5% and Greater than –1.0%	91	9.66
Less than –1.0% and Greater than –1.5%	31	3.29
Less than –1.5% and Greater than –2.0%	12	1.27
Less than –2.0% and Greater than –2.5%	7	0.74
Less than –2.5% and Greater than –3.0%	3	0.32
Less than –3.0%	2	0.21

	942	100.00%

120	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Norway Capped ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.18%
Greater than 2.0% and Less than 2.5%	1	0.18
Greater than 1.5% and Less than 2.0%	7	1.24
Greater than 1.0% and Less than 1.5%	15	2.66
Greater than 0.5% and Less than 1.0%	94	16.67
Between 0.5% and –0.5%	381	67.55
Less than –0.5% and Greater than –1.0%	47	8.33
Less than –1.0% and Greater than –1.5%	13	2.30
Less than –1.5% and Greater than –2.0%	4	0.71
Less than –2.0%	1	0.18

	564	100.00%

iShares MSCI Philippines ETF

Period Covered: October 1, 2010 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	1	0.11%
Greater than 4.5% and Less than 5.0%	1	0.11
Greater than 4.0% and Less than 4.5%	1	0.11
Greater than 3.5% and Less than 4.0%	1	0.11
Greater than 3.0% and Less than 3.5%	2	0.21
Greater than 2.5% and Less than 3.0%	4	0.42
Greater than 2.0% and Less than 2.5%	11	1.17
Greater than 1.5% and Less than 2.0%	26	2.76
Greater than 1.0% and Less than 1.5%	91	9.66
Greater than 0.5% and Less than 1.0%	189	20.06
Between 0.5% and –0.5%	348	36.93
Less than –0.5% and Greater than –1.0%	127	13.48
Less than –1.0% and Greater than –1.5%	70	7.43
Less than –1.5% and Greater than –2.0%	34	3.61
Less than –2.0% and Greater than –2.5%	16	1.70
Less than –2.5% and Greater than –3.0%	7	0.74
Less than –3.0% and Greater than –3.5%	5	0.53
Less than –3.5% and Greater than –4.0%	1	0.11
Less than –4.0% and Greater than –4.5%	1	0.11
Less than –4.5% and Greater than –5.0%	1	0.11
Less than –5.0% and Greater than –5.5%	2	0.21
Less than –5.5%	3	0.32

	942	100.00%

SUPPLEMENTAL INFORMATION	121

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Poland Capped ETF

Period Covered: July 1, 2010 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.20%
Greater than 3.0% and Less than 3.5%	1	0.10
Greater than 2.5% and Less than 3.0%	5	0.50
Greater than 2.0% and Less than 2.5%	8	0.80
Greater than 1.5% and Less than 2.0%	17	1.69
Greater than 1.0% and Less than 1.5%	63	6.26
Greater than 0.5% and Less than 1.0%	221	21.96
Between 0.5% and –0.5%	505	50.19
Less than –0.5% and Greater than –1.0%	100	9.94
Less than –1.0% and Greater than –1.5%	43	4.27
Less than –1.5% and Greater than –2.0%	20	1.99
Less than –2.0% and Greater than –2.5%	7	0.70
Less than –2.5% and Greater than –3.0%	5	0.50
Less than –3.0% and Greater than –3.5%	4	0.40
Less than –3.5% and Greater than –4.0%	2	0.20
Less than –4.0% and Greater than –4.5%	2	0.20
Less than –4.5% and Greater than –5.0%	1	0.10

	1,006	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares MSCI China ETF and iShares MSCI Philippines ETF (each a “Fund”, collectively the “Funds”) for marketing to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; and (b) staff who are senior management or who have the ability to materially affect the risk profile of the Funds.

122	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

The figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares MSCI China ETF in respect of BFA’s financial year ending December 31, 2013 was USD 180,183. This figure is comprised of fixed remuneration of USD 70,847 and variable remuneration of USD 109,336. There were a total of 436 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA to its senior management and members of its staff whose actions have a material impact on the risk profile of the iShares MSCI China ETF which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2013 was USD 28,948.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares MSCI Philippines ETF in respect of BFA’s financial year ending December 31, 2013 was USD 71,230. This figure is comprised of fixed remuneration of USD 28,007 and variable remuneration of USD 43,223. There were a total of 436 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA to its senior management and members of its staff whose actions have a material impact on the risk profile of the iShares MSCI Philippines ETF which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2013 was USD 11,444.

SUPPLEMENTAL INFORMATION	123

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 312 funds (as of August 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

124	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).
Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).
Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

TRUSTEE AND OFFICER INFORMATION	125

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).
Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

126	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	127

Notes:

128	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	129

Notes:

130	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-86-0814

AUGUST 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares MSCI Australia Small-Cap ETF | EWAS | BATS
➢	iShares MSCI Brazil Small-Cap ETF | EWZS | NYSE Arca
➢	iShares MSCI Canada Small-Cap ETF | EWCS | BATS
➢	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca
➢	iShares MSCI Germany Small-Cap ETF | EWGS | BATS
➢	iShares MSCI Hong Kong Small-Cap ETF | EWHS | NYSE Arca
➢	iShares MSCI Singapore Small-Cap ETF | EWSS | NYSE Arca
➢	iShares MSCI United Kingdom Small-Cap ETF | EWUS | BATS

Management’s Discussion of Fund Performance

iSHARES® TRUST

INTERNATIONAL MARKET OVERVIEW

International equities rose during the 12-month period ended August 31, 2014 (the “reporting period”), as modest economic growth and solid corporate profits offset concerns about global growth, the banking system and geopolitical events. Monetary policy continued to be a driving force for international equities, as several countries took steps to stimulate economic growth (as measured by gross domestic product, or “GDP”). The European Central Bank (“ECB”) cut interest rates several times, the Bank of Japan continued its bond purchasing efforts, and the U.S. Federal Reserve Bank (the “Fed”) reduced its unprecedented stimulus program.

Accommodative monetary policy and improving global growth led to a sustained rally in international equities from September to December 2013. However, events in early 2014 dampened the rally, as slow economic growth in the U.S. and China and the conflict in Ukraine raised concerns for international investors. In the final months of the reporting period, stagnant European growth, a Portuguese bank default and military escalation in Ukraine dampened international markets’ performance, particularly in Europe. Despite these challenges, most international markets finished with a solid return for the reporting period.

North American markets delivered strong gains during the reporting period. The U.S. economy strengthened in the latter half of the reporting period, as the combination of accommodative monetary policy, low inflation, steady job growth and rising corporate profits drove economic growth. Canada and Mexico also generated steady economic growth and rising stock prices during the reporting period.

Asian markets advanced during the reporting period, as investors generally embraced the region’s progress toward economic and political reform. Slow global growth presented new challenges for China and India after rapid economic growth in past decades. China, India and Japan, the three largest economies in the region, pursued dramatic changes to improve their competitive edge in the changing global economy.

China, Asia’s largest economy, continued to transition from an economy based on investment and manufacturing toward one based on consumption and services, which led to slowing economic growth. India underwent substantial political and economic change during the reporting period. The Bank of India made significant progress on curbing inflation, while the Indian government pursued growth-oriented political reform. By contrast, Japan attempted to reignite economic growth with monetary stimulus and political reform after twenty years of economic stagnation.

European equities posted solid gains while trailing developed markets in Asia and North America. Europe took steps toward an economic recovery during the reporting period after enduring a financial crisis and an economic recession. Europe’s uneven path to recovery included an improving credit environment and lower interest rates, as well as declining inflation and stagnant demand. France and Germany were mired in sluggish economic growth, while the United Kingdom expanded at a moderate pace during the reporting period. Spain and Italy experienced dramatically improving credit markets and lower interest rates, helping to revive investors’ interest in Spanish and Italian financial markets. European equity markets declined during the final months of the reporting period, as fear of economic stagnation and declining prices spurred the ECB to consider additional monetary support.

At the highest level, economic crosscurrents rippled across markets, while the ebb and flow of geopolitical risks drove market performance during the reporting period. International markets advanced through the uncertainty, as investors welcomed moderate global growth, low inflation and improving credit conditions.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.52%	13.81%	14.81%	14.52%	13.81%	14.81%
Since Inception	0.54%	0.36%	0.65%	1.42%	0.94%	1.70%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,088.30	$3.11	$1,000.00	$1,022.20	$3.01	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

The iShares MSCI Australia Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Australian equities, as represented by the MSCI Australia Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 14.52%, net of fees, while the total return for the Index was 14.81%.

The Index posted a solid return during the reporting period as investors set aside concerns about a slowdown in infrastructure spending in China, which is Australia’s largest trading partner. During the reporting period, Australian small-capitalization stocks generally lagged their large-capitalization counterparts, which frequently occurs when economic growth moderates.

Despite the cooling of the economy in China, Australia’s economy expanded in the second quarter of 2014, as the country reached its 23rd consecutive year of growth. GDP rose 3.1% versus the same period in 2013.

Although Australia’s economy advanced in the second quarter, it did so at a slower rate than earlier quarters due to a downturn in mining, falling commodity prices and a strengthening Australian dollar. The country’s currency continued to be relatively strong versus the U.S. dollar compared with the prior two decades, spurred by a boom in resource investments and near-zero interest rates in the United States. The country’s strengthening currency made the environment for exports more challenging, and was partly due to relatively high interest rates on savings.

Australia’s central bank left short-term interest rates at a record low 2.5% throughout the duration of the reporting period, reflecting concerns that the mining investment boom had cooled along with China’s economy. Meanwhile, the real estate market was quite buoyant during the reporting period. Home loans to investors rose at the fastest pace since 2008, while home prices recorded the biggest gains since 2007.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Consumer Discretionary	21.95%
Materials	19.42
Financials	18.28
Industrials	15.59
Health Care	6.70
Energy	5.87
Utilities	4.35
Information Technology	3.22
Consumer Staples	2.59
Telecommunication Services	2.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Challenger Ltd.	3.01%
DUET Group	2.18
BlueScope Steel Ltd.	2.10
Ansell Ltd.	2.08
Aristocrat Leisure Ltd.	2.00
Spark Infrastructure Group	1.84
Echo Entertainment Group Ltd.	1.69
carsales.com Ltd.	1.62
IOOF Holdings Ltd.	1.59
Perpetual Ltd.	1.50

TOTAL	19.61%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI BRAZIL SMALL-CAP ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.18%	9.07%	9.03%	8.18%	9.07%	9.03%
Since Inception	(2.47)%	(2.53)%	(1.92)%	(9.36)%	(9.59)%	(7.31)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,175.40	$3.40	$1,000.00	$1,022.10	$3.16	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 8.18%, net of fees, while the total return for the Index was 9.03%.

Brazilian small-capitalization equities, as represented by the Index, achieved positive results for the reporting period but lagged broad international indices. During the reporting period, Brazilian small-capitalization stocks generally lagged their large-capitalization counterparts, which frequently occurs when economic growth moderates

Brazil, Latin America’s largest economy, experienced sluggish economic activity during the reporting period. Economic growth, as measured by GDP, contracted in the third quarter of 2013 but expanded by 0.5% for the fourth quarter of 2013. In the first and second quarters of 2014, however, GDP contracted 0.2% and 0.6%, respectively. A key driver of Brazil’s tepid economy was slow growth in China and the European Union, which led to lower levels of foreign direct investment. Reduced demand from neighboring Argentina, which lowered its purchases of Brazilian cars and other durable goods as its own economy slowed, hurt export levels.

Within the Index, sector performance was mixed during the reporting period. Consumer discretionary stocks as a group were a strong performing sector and made the most significant contribution to Index returns. Utilities and consumer staples stocks also contributed meaningfully. The materials, industrials, and energy sectors all detracted from Index returns.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Consumer Discretionary	38.89%
Industrials	17.64
Financials	12.40
Utilities	12.11
Consumer Staples	11.00
Materials	3.02
Health Care	2.68
Information Technology	1.32
Energy	0.94

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Equatorial Energia SA	5.18%
Companhia Hering SA	5.15
MRV Engenharia e Participacoes SA	3.79
Sao Martinho SA	2.91
Marfrig Global Foods SA	2.73
Iguatemi Empresa de Shopping Centers SA	2.47
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2.44
Marcopolo SA (Preferred)	2.44
Mills Estruturas e Servicos de Engenharia SA	2.35
PDG Realty SA Empreendimentos e Participacoes	2.25

TOTAL	31.71%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® MSCI CANADA SMALL-CAP ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.17%	22.37%	23.47%	23.17%	22.37%	23.47%
Since Inception	4.25%	4.10%	4.47%	11.44%	11.02%	12.05%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,123.60	$3.16	$1,000.00	$1,022.20	$3.01	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

The iShares MSCI Canada Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Canadian equities, as represented by the MSCI Canada Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 23.17%, net of fees, while the total return for the Index was 23.47%.

The Index posted strong performance during the reporting period. Canadian stocks experienced modest positive returns during the first half of the reporting period, reflecting concerns about consumer credit and sluggish demand for natural resources. Canadian stocks rallied during the second half of the reporting period, as relatively improving global growth lifted Canada’s resources-based economy.

The energy sector, which represented approximately 30% of the Index on average, generated the strongest absolute return and largest contribution to the Index’s return among sectors during the reporting period. Oil prices rose for most of 2014 until the increasing U.S. dollar led to lower oil prices in the last two months of the reporting period. Nevertheless, Canadian energy stocks posted outsized results on improving demand. Index constituents from the financials sector also delivered a large contribution to returns during the reporting period. Canadian financial companies posted solid earnings despite concerns about the housing market and consumer lending. Similarly, consumer-based stocks generated solid returns, as Canadian consumer spending grew steadily during the reporting period. The industrials sector also posted solid gains.

The materials sector, which represented approximately 21% of the Index on average, posted modest returns during the reporting period, as gold and silver miners struggled with weak demand for precious metals. The only stock in the telecommunication services sector posted a negative return during the reporting period, detracting slightly from the Index’s total return.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Energy	30.07%
Materials	21.36
Financials	15.06
Industrials	12.15
Consumer Discretionary	9.69
Information Technology	4.31
Utilities	3.87
Consumer Staples	2.35
Health Care	0.86
Telecommunication Services	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Constellation Software Inc.	1.67%
Whitecap Resources Inc.	1.55
Gibson Energy Inc.	1.54
Veresen Inc.	1.40
Precision Drilling Corp.	1.39
West Fraser Timber Co. Ltd.	1.34
Element Financial Corp.	1.28
Home Capital Group Inc.	1.23
ShawCor Ltd.	1.21
Paramount Resources Ltd. Class A	1.19

TOTAL	13.80%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® MSCI CHINA SMALL-CAP ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.46%	17.54%	17.53%	18.46%	17.54%	17.53%
Since Inception	1.21%	0.91%	0.80%	4.82%	3.61%	3.16%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,036.70	$3.18	$1,000.00	$1,022.10	$3.16	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 18.46%, net of fees, while the total return for the Index was 17.53%.

Chinese small-capitalization equities, as represented by the Index, posted a double-digit return and performed in line with the broad international market during the reporting period.

In comparison to pre-recession years when growth was more than 10% per year, GDP grew 7.5% in the second quarter of 2014 compared to the same period in 2013. This was in line with GDP growth for all of 2013 and 2012, which was 7.7%. China’s economy, largely driven by exports, is the second largest in the world after the U.S.

China’s trade surplus — the amount by which exports exceed imports — hit a record high in August 2014 for the second month in a row. Exports were driven by strong demand from the U.S., Europe and Southeast Asia, while imports were impaired by a weakness in domestic consumption within China, particularly the weak property sector. The Chinese government has recently attempted to stimulate the domestic economy by boosting government spending on transportation, housing and energy programs. Meanwhile, the U.S. Congress has called for the Chinese government to allow the yuan to appreciate, rather than keep it at artificially low levels, which benefits exports.

In terms of sector performance, the information technology and industrials sectors were the largest positive contributors to Index performance by far during the reporting period. Health care and telecommunication services also produced robust absolute gains. Energy and financials stocks detracted from Index performance

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Consumer Discretionary	19.10%
Industrials	16.89
Information Technology	15.57
Financials	14.62
Materials	11.68
Health Care	7.57
Consumer Staples	6.19
Utilities	4.93
Energy	3.14
Telecommunication Services	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Semiconductor Manufacturing International Corp.	1.93%
China Medical System Holdings Ltd.	1.32
Minth Group Ltd.	1.24
Huabao International Holdings Ltd.	1.21
Shunfeng Photovoltaic International Ltd.	1.05
Shenzhen International Holdings Ltd.	1.03
Sinotrans Ltd. Class H	1.01
China Power International Development Ltd.	0.98
Sunac China Holdings Ltd.	0.97
Carnival Group International Holdings Ltd.	0.92

TOTAL	11.66%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® MSCI GERMANY SMALL-CAP ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.21%	13.48%	14.49%	14.21%	13.48%	14.49%
Since Inception	19.44%	19.25%	19.36%	58.72%	58.06%	58.41%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$909.60	$2.84	$1,000.00	$1,022.20	$3.01	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

The iShares MSCI Germany Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization German equities, as represented by the MSCI Germany Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 14.21%, net of fees, while the total return for the Index was 14.49%.

German small-capitalization equities, as represented by the Index, achieved positive results for the reporting period but underperformed broad international indices.

Germany experienced uneven economic expansion throughout the reporting period, as the eurozone struggled with economic recovery and an armed conflict in Ukraine posed a potential threat to German trade in the region. Economic growth as represented by GDP grew 0.7% in the first quarter of 2014 over the previous quarter, its fastest growth rate in three years and the strongest growth rate among eurozone countries, but contracted 0.2% in the second quarter of 2014. Industrial output levels were uneven throughout the reporting period. Factory orders shrank markedly in June 2014 as tensions surrounding the geopolitical crisis in Ukraine mounted, but rebounded in July 2014.

Within the Index, nearly every sector achieved positive results during the reporting period. The financials sector was the strongest performing sector and largest contributor to Index returns. The industrials sector, which represented the largest sector weighting within the Index at 30% on average during the period, also contributed significantly to Index gains. The consumer discretionary, health care, and information technology sectors were also notable contributors during the reporting period.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Industrials	29.86%
Financials	15.40
Information Technology	14.15
Health Care	12.83
Materials	10.53
Consumer Discretionary	10.11
Telecommunication Services	4.66
Consumer Staples	1.94
Energy	0.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Symrise AG	5.71%
MTU Aero Engines Holding AG	3.95
Wirecard AG	3.82
GAGFAH SA	3.67
LEG Immobilien AG	3.26
Bilfinger Berger SE	3.06
Freenet AG	2.98
Rhoen Klinikum AG	2.45
Stada Arzneimittel AG	2.11
TUI AG	2.09

TOTAL	33.10%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® MSCI HONG KONG SMALL-CAP ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.32%	7.01%	8.28%	7.32%	7.01%	8.28%
Since Inception	16.15%	15.79%	15.84%	48.50%	47.29%	47.41%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$981.80	$2.95	$1,000.00	$1,022.20	$3.01	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

The iShares MSCI Hong Kong Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Hong Kong equities, as represented by the MSCI Hong Kong Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 7.32%, net of fees, while the total return for the Index was 8.28%.

Hong Kong small-capitalization stocks, as represented by the Index, posted modestly positive returns during the reporting period, underperforming broad international indices. During the reporting period, Hong Kong small-capitalization stocks also lagged their large-capitalization counterparts, which frequently occurs when economic growth moderates.

During the second quarter of 2014, GDP grew just 1.8% compared to the same period in 2013 — and was down 0.1% from the first quarter of 2014. However, since many companies in the Index have significant operations in China, market performance is also closely linked to China’s overall economic environment. China reported growth of 7.5% in the second quarter of 2014 compared to the same period in 2013, which was also indicative of the overall growth rate throughout the reporting period. This rate is significantly lower than pre-recession years when growth sometimes exceeded 10%.

Hong Kong is a key financial center in Asia, with significant exposure to real estate investment, development and management companies. Hong Kong property firms continued to benefit from low interest rates and significant investment from China. Home prices in Hong Kong have reached their highest point ever, due to a combination of low interest rates, currency stability and strict government regulations on development that has crimped supply.

Sector performance was mixed within the Index during the reporting period. The financials sector was the largest contributor to positive Index return by far. The industrials sector also produced a notable positive contribution to Index return. The information technology and materials sectors detracted from Index performance.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Consumer Discretionary	39.20%
Financials	22.00
Industrials	16.60
Information Technology	11.40
Energy	4.16
Telecommunication Services	3.02
Health Care	2.14
Materials	1.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Esprit Holdings Ltd.	5.38%
Melco International Development Ltd.	4.11
Wing Hang Bank Ltd.	4.05
Hopewell Holdings Ltd.	3.70
VTech Holdings Ltd.	3.63
Television Broadcasts Ltd.	3.53
FIH Mobile Ltd.	2.68
Johnson Electric Holdings Ltd.	2.51
Global Brands Group Holding Ltd.	2.44
Stella International Holdings Ltd.	2.39

TOTAL	34.42%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.32%	10.40%	10.59%	10.32%	10.40%	10.59%
Since Inception	16.14%	15.84%	15.19%	48.48%	47.45%	45.24%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,116.50	$3.15	$1,000.00	$1,022.20	$3.01	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

The iShares MSCI Singapore Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Singaporean equities, as represented by the MSCI Singapore Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 10.32%, net of fees, while the total return for the Index was 10.59%.

The Index produced a modest return during the reporting period, underperforming broad international indices. Singaporean small-capitalization stocks also underperformed their large-capitalization counterparts, which frequently occurs when economic growth moderates.

During early 2014, the Index declined temporarily after the Fed announced plans to reduce stimulus measures. Such a move would likely cause interest rates to rise, and make investors more cautious about investing in emerging markets. However, as the reporting period progressed, rising expectations that the Fed would be slower to raise rates than originally had been anticipated helped to refuel investors’ appetite for risk, boosting returns for emerging markets equities in the second half of the reporting period. Singapore’s economy stalled during the second quarter of 2014, as GDP showed little growth versus the same period in 2013, primarily due to a decline in semiconductor production. Singapore is attempting to shift its economy away from low value-added manufacturing and toward higher profitability sectors such as biotechnology and pharmaceuticals. As it makes this transition, economic growth is slowing.

Another concern that weighed on the Singapore economy was the high ratio of household debt to GDP, which was 75% as of the end of the reporting period. The same figure was at 45% in 2005. Meanwhile, household income has only increased 25% during that time.

The Index had a significant weight in financial services companies, many of which are real estate firms. During the reporting period, the government continued to sustain strategies to cool the real estate market, which had risen by 60% since the global financial crisis. The moves have appeared to be effective, as price declines were reported in the second quarter of 2014, the third straight quarterly decline, across Singapore’s prime and suburban residential areas.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Financials	50.03%
Industrials	19.54
Energy	7.22
Consumer Discretionary	5.86
Information Technology	5.13
Consumer Staples	4.95
Health Care	3.54
Telecommunication Services	2.21
Utilities	0.92
Materials	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Suntec REIT	6.79%
Singapore Post Ltd.	4.02
Ezion Holdings Ltd.	3.60
Venture Corp. Ltd.	3.34
SATS Ltd.	3.19
Keppel REIT Management Ltd.	3.02
Mapletree Commercial Trust	2.87
Mapletree Greater China Commercial Trust	2.81
Mapletree Logistics Trust	2.71
Mapletree Industrial Trust	2.48

TOTAL	34.83%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.66%	16.53%	18.40%	17.66%	16.53%	18.40%
Since Inception	22.69%	22.46%	23.45%	70.16%	69.34%	72.90%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$921.40	$2.86	$1,000.00	$1,022.20	$3.01	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 17.66%, net of fees, while the total return for the Index was 18.40%.

The Index posted a solid return for the reporting period, slightly outpacing the broader international equity market. Small-capitalization stocks in the United Kingdom performed in line with large-capitalization stocks.

The United Kingdom experienced healthy economic growth during the period. The country’s GDP growth improved throughout the reporting period, expanding by 0.9% during the second quarter of 2014, and nominal GDP surpassed its pre-crisis peak from 2008 on the strength of its services and production sectors. On an annual basis, GDP growth for the second quarter of 2014 was 3.2% versus the second quarter of 2013. In addition, the unemployment rate continued to fall, finishing the reporting period at its lowest rate since late 2008.

Nearly every economic sector in the Index posted a positive return, as the United Kingdom experienced a broad-based rally during the reporting period. Approximately two-thirds of the Index was comprised of the consumer discretionary, industrials and financials sectors with each sector representing more than 20% of the Index on average during the reporting period. All three sectors posted strong performance, generating the vast majority of the Index’s return. The consumer discretionary sector was helped by brisk retail sales in the spring of 2014. In addition, the industrials sector rose on rising industrial production, while financials stocks benefited from improving credit conditions and declining interest rates and inflation.

Volatile oil and gas prices worked against the Index’s energy constituents during the reporting period. The negative impact of the energy sector was mitigated by its 5% weight on average within the Index. Meanwhile, sectors with larger allocations in the Index, such as information technology and materials, posted modest returns, further limiting the Index’s performance during the reporting period.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Financials	22.23%
Industrials	22.16
Consumer Discretionary	21.75
Information Technology	9.81
Materials	7.74
Energy	5.42
Health Care	3.86
Consumer Staples	2.89
Utilities	2.57
Telecommunication Services	1.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Ashtead Group PLC	1.92%
Mondi PLC	1.47
Taylor Wimpey PLC	1.45
St James’s Place PLC	1.44
Barratt Developments PLC	1.42
Informa PLC	1.21
Berkeley Group Holdings PLC (The)	1.20
DCC PLC	1.17
Provident Financial PLC	1.16
John Wood Group PLC	1.14

TOTAL	13.58%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2014 and held through August 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.02%

AIRLINES — 0.29%
Virgin Australia Holdings Ltd.[a,b]	25,080	$9,735

		9,735
AUTO COMPONENTS — 0.54%
ARB Corp. Ltd.	1,458	18,150

		18,150
BIOTECHNOLOGY — 1.35%
Mesoblast Ltd.[a,b]	3,798	17,868
Sirtex Medical Ltd.	1,332	27,159

		45,027
BUILDING PRODUCTS — 0.67%
GWA Group Ltd.	5,493	15,670
Hills Ltd.	4,512	6,836

		22,506
CAPITAL MARKETS — 5.03%
BT Investment Management Ltd.	1,647	10,121
IOOF Holdings Ltd.	5,850	51,596
Magellan Financial Group Ltd.	2,451	30,718
Perpetual Ltd.	1,050	48,642
Platinum Asset Management Ltd.	4,851	27,177

		168,254
CHEMICALS — 1.94%
DuluxGroup Ltd.	9,036	48,511
Nufarm Ltd.	4,077	16,435

		64,946
COMMERCIAL SERVICES & SUPPLIES — 6.09%
Cabcharge Australia Ltd.	2,724	13,758
Credit Corp. Group Ltd.	1,002	9,362
Downer EDI Ltd.	10,365	47,212
Mineral Resources Ltd.	3,528	35,076
Programmed Maintenance Services Ltd.	2,790	7,437
Recall Holdings Ltd.[a]	7,401	33,019
Tox Free Solutions Ltd.	3,225	8,416
Transfield Services Ltd.[a]	11,115	18,193
Transpacific Industries Group Ltd.	37,335	31,427

		203,900
CONSTRUCTION & ENGINEERING — 3.29%
Ausdrill Ltd.	5,952	7,265
Cardno Ltd.	3,435	21,140
Decmil Group Ltd.	2,955	5,583
MACA Ltd.	3,573	7,285
Monadelphous Group Ltd.[b]	1,983	29,045

Security	Shares	Value

NRW Holdings Ltd.	6,462	$6,316
RCR Tomlinson Ltd.	3,072	9,252
UGL Ltd.	3,984	24,220

		110,106
CONSTRUCTION MATERIALS — 2.23%
Adelaide Brighton Ltd.	10,668	35,421
CSR Ltd.	11,967	39,175

		74,596
CONSUMER FINANCE — 0.60%
FlexiGroup Ltd.	5,442	19,952

		19,952
CONTAINERS & PACKAGING — 1.77%
Orora Ltd.	28,581	44,107
Pact Group Holdings Ltd.[a]	4,203	15,056

		59,163
DISTRIBUTORS — 0.76%
Breville Group Ltd.	2,148	14,606
Pacific Brands Ltd.	21,723	10,768

		25,374
DIVERSIFIED CONSUMER SERVICES — 3.54%
G8 Education Ltd.	6,201	31,203
Invocare Ltd.	2,484	26,462
Navitas Ltd.	5,367	26,956
Slater & Gordon Ltd.	4,104	24,105
Vocation Ltd.[b]	3,315	9,705

		118,431
DIVERSIFIED FINANCIAL SERVICES — 3.50%
Bentham IMF Ltd.	3,448	6,418
Challenger Ltd.	13,359	98,083
OzForex Group Ltd.	5,403	12,532

		117,033
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.97%
Amcom Telecommunications Ltd.	5,394	9,914
iiNET Ltd.	3,270	23,611
M2 Group Ltd.	3,630	25,022
NEXTDC Ltd.[a]	4,275	7,437

		65,984
ELECTRIC UTILITIES — 1.94%
ERM Power Ltd.	2,820	5,064
Spark Infrastructure Group	32,475	59,837

		64,901
FOOD PRODUCTS — 2.52%
Australian Agricultural Co. Ltd.[a]	8,853	10,309

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

Goodman Fielder Ltd.	41,556	$24,875
GrainCorp Ltd. Class A	4,338	36,759
Tassal Group Ltd.	3,282	12,248

		84,191
HEALTH CARE EQUIPMENT & SUPPLIES — 2.02%
Ansell Ltd.	3,627	67,507

		67,507
HEALTH CARE PROVIDERS & SERVICES — 2.70%
Greencross Ltd.	861	8,053
Primary Health Care Ltd.	11,379	48,105
Sigma Pharmaceuticals Ltd.	26,226	20,237
Virtus Health Ltd.	1,893	13,810

		90,205
HOTELS, RESTAURANTS & LEISURE — 6.36%
Ainsworth Game Technology Ltd.	2,649	8,325
Ardent Leisure Group	10,149	29,711
Aristocrat Leisure Ltd.	12,600	65,170
Corporate Travel Management Ltd.	1,062	7,450
Domino’s Pizza Enterprises Ltd.	1,524	36,533
Echo Entertainment Group Ltd.	18,591	54,946
Retail Food Group Ltd.	2,385	10,573

		212,708
HOUSEHOLD DURABLES — 0.37%
G.U.D Holdings Ltd.	1,683	12,357

		12,357
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.17%
Energy World Corp. Ltd.[a]	16,170	5,596

		5,596
INSURANCE — 0.93%
Cover-More Group Ltd.	6,768	14,686
Steadfast Group Ltd.	11,319	16,568

		31,254
INTERNET & CATALOG RETAIL — 0.28%
Wotif.com Holdings Ltd.	3,006	9,278

		9,278
INTERNET SOFTWARE & SERVICES — 1.79%
carsales.com Ltd.	5,070	52,778
iProperty Group Ltd.[a]	2,154	6,971

		59,749
IT SERVICES — 1.28%
Iress Ltd.	3,207	30,805
SMS Management & Technology Ltd.	1,611	6,434
UXC Ltd.	6,864	5,521

		42,760

Security	Shares	Value

MACHINERY — 0.53%
Bradken Ltd.	4,026	$17,698

		17,698
MARINE — 0.56%
Mermaid Marine Australia Ltd.	8,682	18,758

		18,758
MEDIA — 4.34%
APN News & Media Ltd.[a]	17,121	11,850
Fairfax Media Ltd.	47,289	38,258
Nine Entertainment Co. Holdings Ltd.[a]	11,193	21,566
Seven West Media Ltd.	16,614	28,825
Southern Cross Media Group Ltd.	12,588	12,598
STW Communications Group Ltd.	8,187	9,954
Ten Network Holdings Ltd.[a]	37,569	8,960
Village Roadshow Ltd.	1,890	13,152

		145,163
METALS & MINING — 12.95%
Aquarius Platinum Ltd.[a]	34,554	14,866
Arrium Ltd.	32,565	23,910
Atlas Iron Ltd.	19,584	10,441
BC Iron Ltd.	2,514	6,560
Beadell Resources Ltd.[a]	17,796	8,489
BlueScope Steel Ltd.[a]	13,272	68,397
Cudeco Ltd.[a,b]	3,309	5,261
Evolution Mining Ltd.	11,151	7,874
Independence Group NL	5,553	24,255
Lynas Corp. Ltd.[a,b]	55,578	8,317
Medusa Mining Ltd.[a]	4,794	5,425
Metals X Ltd.[a]	21,252	4,472
Mount Gibson Iron Ltd.	15,567	10,046
Northern Star Resources Ltd.	12,195	20,018
OZ Minerals Ltd.	7,176	28,793
PanAust Ltd.	12,132	25,985
Papillon Resources Ltd.[a]	6,906	11,401
Regis Resources Ltd.	7,725	12,716
Resolute Mining Ltd.[a]	15,402	8,211
Sandfire Resources NLa	2,217	13,146
Sims Metal Management Ltd.[a]	4,113	46,317
Sirius Resources NLa	6,309	22,364
Sundance Resources Ltd.[a,b]	61,248	4,869
Syrah Resources Ltd.[a,b]	2,505	11,832
Tiger Resources Ltd.[a]	21,390	6,002
Western Areas NL	4,680	21,492
Western Desert Resources Ltd.[a]	10,104	1,796

		433,255

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

MULTI-UTILITIES — 2.12%
DUET Group	31,113	$71,004

		71,004
MULTILINE RETAIL — 1.12%
Myer Holdings Ltd.	13,848	31,344
Reject Shop Ltd. (The)[b]	681	6,153

		37,497
OIL, GAS & CONSUMABLE FUELS — 5.71%
AWE Ltd.[a,b]	12,378	20,144
Beach Energy Ltd.	30,594	46,499
Buru Energy Ltd.[a,b]	5,145	4,451
Drillsearch Energy Ltd.[a,b]	8,760	11,921
Energy Resources of Australia Ltd.[a]	4,278	5,362
Horizon Oil Ltd.[a]	23,268	7,399
Karoon Gas Australia Ltd.[a]	5,130	18,185
Paladin Energy Ltd.[a,b]	21,699	8,625
Roc Oil Co. Ltd.[a]	16,338	10,467
Senex Energy Ltd.[a,b]	21,783	11,919
Sundance Energy Australia Ltd.[a]	11,652	14,822
Whitehaven Coal Ltd.[a,b]	16,971	31,349

		191,143
PAPER & FOREST PRODUCTS — 0.00%
Gunns Ltd.[a,b,c]	15,059	—

		—
PHARMACEUTICALS — 0.46%
Acrux Ltd.[b]	3,681	7,024
Mayne Pharma Group Ltd.[a]	11,220	8,290

		15,314
PROFESSIONAL SERVICES — 1.88%
McMillan Shakespeare Ltd.	1,314	14,330
SAI Global Ltd.	4,968	21,792
Skilled Group Ltd.	4,740	12,059
Veda Group Ltd.[a]	6,972	14,737

		62,918
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.62%
Abacus Property Group	7,206	18,197
Astro Japan Property Trust	1,557	6,233
BWP Trust	12,120	29,927
Charter Hall Group	6,204	26,228
Charter Hall Retail REIT	7,449	27,659
Cromwell Group	30,708	28,865
GDI Property Group	12,144	9,995
Investa Office Fund	13,854	47,554

Security	Shares	Value

Shopping Centres Australasia Property Group	15,489	$26,801

		221,459
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.85%
Aveo Group	8,916	19,180
Cedar Woods Properties Ltd.	1,350	9,432

		28,612
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.06%
Silex Systems Ltd.[a]	2,682	2,182

		2,182
SPECIALTY RETAIL — 3.82%
Automotive Holdings Group	5,049	19,078
Cash Converters International Ltd.	6,936	7,558
Dick Smith Holdings Ltd.[a]	4,185	8,964
JB Hi-Fi Ltd.[b]	2,373	37,442
Premier Investments Ltd.	2,031	18,331
Super Retail Group Ltd.	3,255	28,769
Thorn Group Ltd.	3,327	7,624

		127,766
TEXTILES, APPAREL & LUXURY GOODS — 0.22%
Billabong International Ltd.[a]	14,085	7,443

		7,443
TRANSPORTATION INFRASTRUCTURE — 1.85%
Macquarie Atlas Roads Group	9,306	28,549
Qube Logistics Holdings Ltd.	14,694	33,259

		61,808

TOTAL COMMON STOCKS (Cost: $3,038,493)		3,245,683

PREFERRED STOCKS — 0.25%

PAPER & FOREST PRODUCTS — 0.00%
Gunns Ltd.[a,c]	22	—

		—

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.25%
Multiplex SITES Trust[a]	99	8,241

		8,241

TOTAL PREFERRED STOCKS (Cost: $8,702)		8,241

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.36%

MONEY MARKET FUNDS — 5.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	168,566	$168,566
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	10,611	10,611
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	293	293

		179,470

TOTAL SHORT-TERM INVESTMENTS (Cost: $179,470)		179,470

TOTAL INVESTMENTS IN SECURITIES — 102.63% (Cost: $3,226,665)		3,433,394
Other Assets, Less Liabilities — (2.63)%		(88,045)

NET ASSETS — 100.00%		$3,345,349

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI BRAZIL SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 87.12%

AUTO COMPONENTS — 1.98%
Autometal SA	42,900	$370,226
MAHLE Metal Leve SA	42,900	442,124

		812,350
BUILDING PRODUCTS — 0.41%
Portobello SA	74,100	167,239

		167,239
COMMERCIAL BANKS — 0.44%
Banco ABC Brasil SAa	1,292	8,315
Banco Pan SAa	110,040	172,126

		180,441
COMMERCIAL SERVICES & SUPPLIES — 3.24%
Contax Participacoes SA	46,800	332,351
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	58,510	993,667

		1,326,018
CONSTRUCTION MATERIALS — 1.65%
Eternit SA	85,800	322,102
Magnesita Refratarios SA	206,700	355,655

		677,757
DIVERSIFIED CONSUMER SERVICES — 3.61%
Abril Educacao SA Units	31,200	546,319
GAEC Educacao SA	31,200	417,757
Ser Educacional SA	42,900	513,063

		1,477,139
ELECTRIC UTILITIES — 9.24%
Alupar Investimento SA Units	93,600	773,046
Equatorial Energia SA	179,440	2,109,125
Light SA	81,900	900,422

		3,782,593
FOOD & STAPLES RETAILING — 0.76%
Brazil Pharma SAa	167,700	313,283

		313,283
FOOD PRODUCTS — 10.17%
BrasilAgro – Companhia Brasileira Propriedades Agricolas	35,100	152,005
Marfrig Global Foods SAa	327,600	1,112,717
Minerva SAa	101,400	604,081
Sao Martinho SA	58,500	1,186,707
SLC Agricola SA	54,600	422,393
Tereos Internacional SA	323,700	405,068

Security	Shares	Value

Vanguarda Agro SAa	257,451	$283,046

		4,166,017
HEALTH CARE PROVIDERS & SERVICES — 2.67%
Diagnosticos da America SA	70,200	436,093
Fleury SA	78,000	557,404
Profarma Distribuidora de Produtos Farmaceuticos SA	15,600	97,956

		1,091,453
HOTELS, RESTAURANTS & LEISURE — 2.98%
BHG SA — Brazil Hospitality Group[a]	50,700	399,926
CVC Brasil Operadora e Agencia Viagens SA	42,900	306,573
International Meal Co. Holdings SA	58,500	512,174

		1,218,673
HOUSEHOLD DURABLES — 15.31%
Brookfield Incorporacoes SAa	319,889	220,165
Direcional Engenharia SA	85,800	435,222
Even Construtora e Incorporadora SA	245,700	743,397
EZ TEC Empreendimentos e Participacoes SA	58,500	645,512
Gafisa SA	468,000	704,860
Helbor Empreendimentos SA	148,630	396,559
MRV Engenharia e Participacoes SA	378,300	1,541,908
PDG Realty SA Empreendimentos e Participacoes[a]	1,376,700	916,754
Rodobens Negocios Imobiliarios SA	31,200	161,748
Rossi Residencial SAa	339,374	215,374
Tecnisa SA	101,400	288,672

		6,270,171
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.57%
Eneva SAa	429,000	231,990

		231,990
INSURANCE — 0.68%
Brasil Insurance Participacoes e Administracao SA	78,000	278,528

		278,528
MACHINERY — 2.04%
Iochpe-Maxion SA	74,100	592,456
Kepler Weber SA	11,700	243,145

		835,601
MARINE — 0.56%
Log-in Logistica Intermodal SAa	85,800	230,456

		230,456

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

MEDIA — 3.81%
Multiplus SA	54,600	$800,375
Smiles SA	42,900	759,241

		1,559,616
METALS & MINING — 0.44%
Paranapanema SAa	179,400	180,398

		180,398
MULTILINE RETAIL — 1.99%
Magazine Luiza SA	74,100	298,049
Marisa Lojas SA	62,400	516,200

		814,249
OIL, GAS & CONSUMABLE FUELS — 0.94%
QGEP Participacoes SA	89,700	384,849

		384,849
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.81%
Aliansce Shopping Centers SA	89,700	836,246
Brasil Brokers Participacoes SA	159,900	258,693
Iguatemi Empresa de Shopping Centers SA	81,900	1,006,570
JHSF Participacoes SA	97,500	161,225
LPS Brasil – Consultoria de Imoveis SA	70,200	345,109
Sao Carlos Empreendimentos e Participacoes SA	19,500	324,194
Sonae Sierra Brasil SA	31,200	264,933

		3,196,970
ROAD & RAIL — 1.55%
Julio Simoes Logistica SA	74,100	394,087
Tegma Gestao Logistica SA	27,300	240,357

		634,444
SOFTWARE — 1.31%
Linx SA	23,400	536,802

		536,802
SPECIALTY RETAIL — 5.12%
Companhia Hering SA	167,700	2,097,796

		2,097,796
TEXTILES, APPAREL & LUXURY GOODS — 3.44%
Arezzo Industria e Comercio SA	50,700	728,024
Companhia Providencia Industria e Comercio SA	27,300	91,994
Restoque Comercio e Confeccoes de Roupas SAa	97,500	396,528
Technos SA	35,100	194,360

		1,410,906

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 2.34%
Mills Estruturas e Servicos de Engenharia SA	93,600	$957,941

		957,941
TRANSPORTATION INFRASTRUCTURE — 2.06%
Prumo Logistica SAa	601,699	285,044
Santos Brasil Participacoes SA Units	54,600	418,001
TPI – Triunfo Participacoes e Investimentos SA	50,700	139,804

		842,849

TOTAL COMMON STOCKS (Cost: $36,829,065)		35,676,529

PREFERRED STOCKS — 12.34%

AIRLINES — 1.59%
GOL Linhas Aereas Inteligentes SA	105,300	652,728

		652,728
COMMERCIAL BANKS — 3.40%
Banco ABC Brasil SA	57,852	387,826
Banco Daycoval SA	81,900	331,619
Banco Industrial e Comercial SA	74,145	251,838
Banco Pan SA	167,776	263,187
Banco Pine SA	43,435	158,595

		1,393,065
ELECTRIC UTILITIES — 2.24%
Centrais Eletricas Santa Catarina SA	23,400	159,901
Companhia Energetica do Ceara Class A	15,600	254,474
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	109,200	502,675

		917,050
MACHINERY — 3.76%
Marcopolo SA	510,900	993,236
Randon SA Implementos e Participacoes	168,550	546,881

		1,540,117
MEDIA — 0.44%
Saraiva Livreiros Editores SA	23,400	178,516

		178,516
METALS & MINING — 0.57%
Companhia de Ferro Ligas da Bahia – Ferbasa	50,710	232,298

		232,298

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.34%
Eucatex SA Industria e Comercio	70,200	$141,181

		141,181

TOTAL PREFERRED STOCKS (Cost: $5,412,292)		5,054,955

RIGHTS — 0.01%

COMMERCIAL BANKS — 0.00%
Banco Pan SAa	14,911	67

		67
DISTRIBUTORS — 0.01%
Kepler Weber SAa	80	2,038

		2,038

TOTAL RIGHTS (Cost: $0)		2,105

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	16,931	16,931

		16,931

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,931)		16,931

TOTAL INVESTMENTS IN SECURITIES — 99.51% (Cost: $42,258,288)		40,750,520
Other Assets, Less Liabilities — 0.49%		200,506

NET ASSETS — 100.00%		$40,951,026

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® MSCI CANADA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 1.02%
MacDonald Dettwiler & Associates Ltd.	531	$40,639

		40,639
AIRLINES — 0.11%
Air Canada Class Aa	585	4,557

		4,557
AUTO COMPONENTS — 1.43%
Linamar Corp.	720	41,657
Martinrea International Inc.	1,170	15,413

		57,070
BEVERAGES — 0.27%
Cott Corp.	1,419	10,648

		10,648
CAPITAL MARKETS — 2.36%
AGF Management Ltd. Class B	966	11,078
Alaris Royalty Corp.	459	13,985
Canaccord Genuity Group Inc.	1,401	15,576
Dundee Corp. Class Aa	636	11,081
Gluskin Sheff + Associates Inc.	423	12,904
GMP Capital Inc.	726	5,568
Sprott Inc.	2,238	6,148
Tricon Capital Group Inc.	1,293	9,226
Uranium Participation Corp.[a]	1,737	8,391

		93,957
CHEMICALS — 0.34%
Canexus Corp.	2,718	13,405

		13,405
COMMERCIAL BANKS — 1.59%
Canadian Western Bank	1,185	44,429
Laurentian Bank of Canada	417	19,132

		63,561
COMMERCIAL SERVICES & SUPPLIES — 3.30%
Black Diamond Group Ltd.	573	15,857
DirectCash Payments Inc.	198	3,010
Horizon North Logistics Inc.	1,491	8,398
Newalta Corp.	750	15,135
Progressive Waste Solutions Ltd.	1,698	44,002
Ritchie Bros. Auctioneers Inc.	1,341	31,932
Transcontinental Inc. Class A	951	13,247

		131,581
COMMUNICATIONS EQUIPMENT — 0.71%
EXFO Inc.[a]	441	1,931

Security	Shares	Value

Sandvine Corp.[a]	2,247	$6,815
Sierra Wireless Inc.[a]	457	12,825
Wi-Lan Inc.	1,731	6,718

		28,289
CONSTRUCTION & ENGINEERING — 1.45%
Aecon Group Inc.	846	12,915
Badger Daylighting Ltd.	537	14,619
Bird Construction Inc.	627	8,705
WSP Global Inc.	636	21,388

		57,627
CONTAINERS & PACKAGING — 1.50%
Cascades Inc.	990	5,759
CCL Industries Inc. Class B	402	42,003
Intertape Polymer Group Inc.	870	11,846

		59,608
DIVERSIFIED CONSUMER SERVICES — 0.28%
EnerCare Inc.	879	11,199

		11,199
DIVERSIFIED FINANCIAL SERVICES — 1.77%
Element Financial Corp.[a]	3,900	50,730
TMX Group Ltd.	396	19,939

		70,669
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.27%
Manitoba Telecom Services Inc.	384	10,931

		10,931
ELECTRICAL EQUIPMENT — 0.17%
Ballard Power Systems Inc.[a]	1,755	6,714

		6,714
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.90%
Avigilon Corp.[a,b]	558	9,542
Celestica Inc.[a]	2,388	26,329

		35,871
ENERGY EQUIPMENT & SERVICES — 10.63%
Calfrac Well Services Ltd.	1,023	19,343
Canadian Energy Services & Technology Corp.	2,556	25,495
CanElson Drilling Inc.	1,305	8,963
Canyon Services Group Inc.	897	13,611
Enerflex Ltd.	1,149	22,223
Ensign Energy Services Inc.	1,924	28,929
Essential Energy Services Ltd.[a]	1,806	4,545
Mullen Group Ltd.	1,347	36,036
Pason Systems Inc.	1,029	32,869

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

PHX Energy Services Corp.	414	$5,935
Poseidon Concepts Corp.[a]	789	—
Precision Drilling Corp.	4,320	55,197
Savanna Energy Services Corp.	1,335	9,686
Secure Energy Services Inc.	1,749	43,227
ShawCor Ltd.	888	48,241
Total Energy Services Inc.	447	9,210
Trican Well Service Ltd.	2,196	31,804
Trinidad Drilling Ltd.	2,022	18,640
Western Energy Services Corp.	961	9,479

		423,433
FOOD & STAPLES RETAILING — 1.09%
Jean Coutu Group PJC Inc. (The) Class A	1,128	23,460
Liquor Stores N.A. Ltd.	315	3,894
North West Co. Inc. (The)	705	16,014

		43,368
FOOD PRODUCTS — 0.99%
Alliance Grain Traders Inc.	258	6,246
Maple Leaf Foods Inc.	1,446	26,994
Premium Brands Holdings Corp.	270	6,083

		39,323
GAS UTILITIES — 0.85%
Superior Plus Corp.	1,860	25,446
Valener Inc.	558	8,282

		33,728
HEALTH CARE PROVIDERS & SERVICES — 0.63%
Extendicare Inc.	1,314	10,393
Leisureworld Senior Care Corp.	546	6,896
Medical Facilities Corp.	471	7,712

		25,001
HOTELS, RESTAURANTS & LEISURE — 1.14%
Amaya Gaming Group Inc.[a]	708	19,254
Great Canadian Gaming Corp.[a]	660	12,016
MTY Food Group Inc.	216	6,609
Whistler Blackcomb Holdings Inc.	459	7,710

		45,589
HOUSEHOLD DURABLES — 0.34%
Dorel Industries Inc. Class B	396	13,416

		13,416
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.76%
Algonquin Power & Utilities Corp.	2,484	20,724
Atlantic Power Corp.	1,833	7,249
Boralex Inc. Class A	297	3,724

Security	Shares	Value

Capital Power Corp.	1,203	$31,163
Capstone Infrastructure Corp.	1,392	5,813
Innergex Renewable Energy Inc.	1,443	14,220
Northland Power Inc.	1,386	23,127
TransAlta Renewables Inc.	363	3,912

		109,932
IT SERVICES — 0.90%
DH Corp.	1,191	35,705

		35,705
LEISURE EQUIPMENT & PRODUCTS — 0.60%
BRP Inc.[a]	561	13,694
Performance Sports Group Ltd.[a]	597	10,292

		23,986
MACHINERY — 1.13%
AG Growth International Inc.	192	8,317
ATS Automation Tooling Systems Inc.[a]	1,356	16,663
New Flyer Industries Inc.	669	8,449
Westport Innovations Inc.[a,b]	804	11,600

		45,029
MEDIA — 4.26%
Aimia Inc.	2,562	40,742
Cineplex Inc.	930	35,117
Cogeco Cable Inc.	249	14,392
Corus Entertainment Inc. Class B	1,203	27,115
DHX Media Ltd.	1,659	11,639
Quebecor Inc. Class B	1,245	31,838
Sirius XM Canada Holdings Inc.	300	2,143
Yellow Media Ltd.[a]	420	6,571

		169,557
METALS & MINING — 16.39%
Alacer Gold Corp.	3,438	7,828
Alamos Gold Inc.	1,860	17,147
Argonaut Gold Inc.[a]	2,337	9,587
Asanko Gold Inc.[a]	2,367	5,455
AuRico Gold Inc.	3,717	16,962
B2Gold Corp.[a]	9,438	24,362
Canam Group Inc.	540	5,675
Capstone Mining Corp.[a]	5,151	12,869
Centerra Gold Inc.	2,490	15,058
China Gold International Resources Corp. Ltd.[a]	2,343	6,653
Continental Gold Ltd.[a,b]	1,620	5,227
Detour Gold Corp.[a,b]	2,322	29,305
Dominion Diamond Corp.[a]	1,182	16,051

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

Dundee Precious Metals Inc.[a,b]	1,644	$8,472
Endeavour Mining Corp.[a,b]	6,207	5,207
Endeavour Silver Corp.[a]	1,494	8,346
First Majestic Silver Corp.[a]	1,764	18,116
Fortuna Silver Mines Inc.[a]	1,896	9,771
Gabriel Resources Ltd.[a]	3,657	3,338
Guyana Goldfields Inc.[a]	1,798	5,370
HudBay Minerals Inc.	3,423	34,711
IAMGOLD Corp.[a]	5,532	22,286
Imperial Metals Corp.[a]	675	5,600
Ivanhoe Mines Ltd.[a]	7,734	10,338
Labrador Iron Ore Royalty Corp.	945	26,126
Lundin Mining Corp.[a]	7,776	41,720
MAG Silver Corp.[a]	864	7,089
Major Drilling Group International Inc.	1,191	8,959
Nevsun Resources Ltd.	2,889	11,985
Novagold Resources Inc.[a]	3,579	14,154
OceanaGold Corp.[a]	4,518	12,412
Osisko Gold Royalties Ltd.[a]	654	9,068
Pan American Silver Corp.	2,241	32,228
Premier Gold Mines Ltd.[a]	2,208	5,699
Pretium Resources Inc.[a]	1,383	10,302
Primero Mining Corp.[a,b]	2,367	16,147
Romarco Minerals Inc.[a]	9,891	7,659
Rubicon Minerals Corp.[a]	5,187	7,412
Sandstorm Gold Ltd.[a]	1,761	10,487
Seabridge Gold Inc.[a]	501	5,861
SEMAFO Inc.[a]	4,134	18,445
Sherritt International Corp.	4,341	17,088
Silver Standard Resources Inc.[a]	1,215	11,436
Silvercorp Metals Inc.	2,665	4,914
Tahoe Resources Inc.[a]	1,296	33,262
Tanzanian Royalty Exploration Corp.[a]	1,461	3,596
Taseko Mines Ltd.[a]	2,826	6,200
Thompson Creek Metals Co. Inc.[a]	2,064	5,956
Timmins Gold Corp.[a]	2,316	4,035
Torex Gold Resources Inc.[a]	10,356	16,898

		652,872
MULTI-UTILITIES — 0.26%
Just Energy Group Inc.	1,728	10,291

		10,291
MULTILINE RETAIL — 0.43%
Hudson’s Bay Co.	822	12,443
Sears Canada Inc.	358	4,838

		17,281

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 19.36%
Advantage Oil & Gas Ltd.[a]	2,532	$15,686
Bankers Petroleum Ltd.[a]	3,786	23,035
Bellatrix Exploration Ltd.[a]	2,769	21,493
Birchcliff Energy Ltd.[a]	1,509	17,667
BlackPearl Resources Inc.[a]	4,476	9,202
Bonavista Energy Corp.	2,832	38,691
Bonterra Energy Corp.	426	25,856
Canacol Energy Ltd.[a]	1,518	9,544
Cardinal Energy Ltd.	685	13,021
Cequence Energy Ltd.[a]	2,304	4,949
Crew Energy Inc.[a]	1,617	16,621
DeeThree Exploration Ltd.[a]	1,266	13,071
Delphi Energy Corp.[a]	2,310	9,647
Denison Mines Corp.[a]	6,399	8,672
Enbridge Income Fund Holdings Inc.	663	19,754
Freehold Royalties Ltd.	822	19,702
Gibson Energy Inc.	1,818	61,089
Ithaca Energy Inc.[a,b]	4,911	11,182
Kelt Exploration Ltd.[a]	1,260	15,867
Legacy Oil & Gas Inc. Class Aa	2,238	16,154
Lightstream Resources Ltd.	2,916	16,882
Long Run Exploration Ltd.	2,459	11,946
NuVista Energy Ltd.[a]	1,986	21,329
Painted Pony Petroleum Ltd.[a]	1,332	17,866
Paramount Resources Ltd. Class Aa	852	47,362
Parex Resources Inc.[a]	1,392	18,004
Parkland Fuel Corp.	1,101	20,980
Raging River Exploration Inc.[a]	2,520	25,554
RMP Energy Inc.[a]	1,791	14,447
Sprott Resource Corp.	1,404	4,245
Spyglass Resources Corp.[b]	1,822	2,637
Surge Energy Inc.	3,171	25,374
TORC Oil & Gas Ltd.	1,020	13,729
TransGlobe Energy Corp.	1,113	7,562
Trilogy Energy Corp.	1,023	27,236
Twin Butte Energy Ltd.	4,659	8,161
Veresen Inc.	3,247	55,736
Whitecap Resources Inc.	3,615	61,353

		771,306
PAPER & FOREST PRODUCTS — 3.09%
Ainsworth Lumber Co. Ltd.[a]	1,560	3,897
Canfor Corp.[a]	1,239	28,806
Canfor Pulp Products Inc.	514	5,260
Interfor Corp.[a]	987	15,140

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

Norbord Inc.	402	$8,550
West Fraser Timber Co. Ltd.	1,050	53,286
Western Forest Products Inc.	3,531	8,008

		122,947
PHARMACEUTICALS — 0.23%
Concordia Healthcare Corp.	270	9,023

		9,023
PROFESSIONAL SERVICES — 1.45%
Morneau Shepell Inc.	687	10,798
Stantec Inc.	690	47,135

		57,933
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.02%
Allied Properties Real Estate Investment Trust	507	16,686
Artis Real Estate Investment Trust	996	14,618
Boardwalk Real Estate Investment Trust	345	21,901
Brookfield Office Properties Canada	195	5,148
Calloway Real Estate Investment Trust	849	20,874
Canadian Apartment Properties Real Estate Investment Trust	816	17,903
Canadian Real Estate Investment Trust	507	22,608
Chartwell Retirement Residences	1,281	13,238
Choice Properties REIT	648	6,499
Cominar Real Estate Investment Trust	936	16,662
Crombie Real Estate Investment Trust	570	6,983
CT Real Estate Investment Trust	474	5,130
Dream Global Real Estate Investment Trust	804	7,026
Dream Industrial Real Estate Investment Trust	384	3,459
Dream Office Real Estate Investment Trust	741	19,858
Granite Real Estate Investment Trust	342	12,791
InnVest Real Estate Investment Trust	646	3,412
InterRent Real Estate Investment Trust	372	1,955
Morguard North American Residential Real Estate Investment Trust	198	1,944
Morguard Real Estate Investment Trust	459	8,145
Northern Property REIT Real Estate Investment Trust	228	6,087
NorthWest Healthcare Properties Real Estate Investment Trust[b]	267	2,479
Pure Industrial Real Estate Trust	1,062	4,406

		239,812

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.40%
Altus Group Ltd.	426	$8,176
Dream Unlimited Corp. Class Aa	804	10,125
FirstService Corp.	483	26,604
Killam Properties Inc.	780	7,579
Mainstreet Equity Corp.[a]	84	3,269

		55,753
ROAD & RAIL — 1.02%
Student Transportation Inc.	1,050	6,814
TransForce Inc.	1,317	33,983

		40,797
SOFTWARE — 1.79%
Constellation Software Inc.	267	66,330
Redknee Solutions Inc.[a]	1,543	5,163

		71,493
SPECIALTY RETAIL — 1.18%
AutoCanada Inc.	312	19,486
Reitmans Canada Ltd. Class A	732	4,022
RONA Inc.	1,773	23,357

		46,865
THRIFTS & MORTGAGE FINANCE — 1.88%
First National Financial Corp.	180	3,705
Genworth MI Canada Inc.	627	22,254
Home Capital Group Inc.	978	48,884

		74,843
TRADING COMPANIES & DISTRIBUTORS — 1.69%
Russel Metals Inc.	900	30,267
Toromont Industries Ltd.	1,131	28,349
Wajax Corp.	252	8,561

		67,177
TRANSPORTATION INFRASTRUCTURE — 0.77%
Westshore Terminals Investment Corp.	927	30,910

		30,910

TOTAL COMMON STOCKS (Cost: $3,695,568)		3,973,696

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	67,215	67,215

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,231	$4,231
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,114	1,114

		72,560

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,560)		72,560

TOTAL INVESTMENTS IN SECURITIES — 101.57% (Cost: $3,768,128)		4,046,256
Other Assets, Less Liabilities — (1.57)%		(62,452)

NET ASSETS — 100.00%		$3,983,804

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI CHINA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.68%

AIR FREIGHT & LOGISTICS — 1.00%
Sinotrans Ltd. Class H	504,000	$339,462

		339,462
AUTO COMPONENTS — 2.78%
Chaowei Power Holdings Ltd.	154,000	80,874
Double Coin Holdings Ltd. Class B	51,800	37,555
Minth Group Ltd.[a]	196,000	417,282
Nexteer Automotive Group Ltd.[a]	210,000	180,461
Tianneng Power International Ltd.	196,000	71,823
Xinchen China Power Holdings Ltd.[a,b]	112,000	61,852
Xingda International Holdings Ltd.	238,000	88,749

		938,596
AUTOMOBILES — 0.21%
Qingling Motors Co. Ltd. Class H	224,000	71,679

		71,679
BEVERAGES — 0.67%
Anhui Gujing Distillery Co. Ltd. Class B	33,600	88,832
Dynasty Fine Wines Group Ltd.[b,c]	128,000	16,648
Tibet 5100 Water Resources Holdings Ltd.[a]	364,000	119,766

		225,246
BUILDING PRODUCTS — 0.67%
Bolina Holding Co. Ltd.[a]	84,000	32,949
China Fangda Group Co. Ltd. Class B	85,400	46,170
China Glass Holdings Ltd.	252,000	32,841
Far East Global Group Ltd.[a]	168,000	32,516
Nature Home Holding Co. Ltd.	98,000	16,691
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class B	43,400	27,017
Yuanda China Holdings Ltd.[a]	616,000	39,741

		227,925
CHEMICALS — 3.79%
Bloomage Biotechnology Corp. Ltd.[a]	35,000	64,308
Century Sunshine Group Holdings Ltd.	350,000	46,967
China Lumena New Materials Corp.[a,c]	868,000	125,998
China Sanjiang Fine Chemicals Co. Ltd.	154,000	65,176
Danhua Chemical Technology Co. Ltd. Class Bb	61,600	30,615
Dongyue Group Ltd.	336,000	140,467
Fufeng Group Ltd.	266,600	105,606
Huabao International Holdings Ltd.	560,000	406,805
Hubei Sanonda Co. Ltd. Class B	49,000	59,747

Security	Shares	Value

Lee & Man Chemical Co. Ltd.[a]	56,000	$34,683
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	99,400	47,712
Sinofert Holdings Ltd.[b]	588,000	91,802
Yip’s Chemical Holdings Ltd.	84,000	60,587

		1,280,473
COMMERCIAL BANKS — 0.22%
Bank of Chongqing Co. Ltd.	112,000	75,580

		75,580
COMMERCIAL SERVICES & SUPPLIES — 0.63%
Capital Environment Holdings Ltd.[a,b]	476,000	41,764
Dongjiang Environmental Co. Ltd. Class H	21,000	81,831
Shanghai Youngsun Investment Co. Ltd. Class B	28,000	31,220
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	84,000	57,227

		212,042
COMMUNICATIONS EQUIPMENT — 1.88%
BYD Electronic International Co. Ltd.	224,000	208,099
China All Access Holdings Ltd.[a]	112,000	44,655
China Fiber Optic Network System Group Ltd.[a]	252,000	82,589
Comba Telecom Systems Holdings Ltd.[a,b]	238,000	103,490
Eastern Communications Co. Ltd. Class B	79,800	47,321
Nanjing Panda Electronics Co. Ltd. Class H	56,000	47,762
Shanghai Potevio Co. Ltd. Class Bb	26,600	22,131
Synertone Communication Corp.[a]	560,000	40,464
Trigiant Group Ltd.[a]	140,000	38,115

		634,626
COMPUTERS & PERIPHERALS — 1.42%
Coolpad Group Ltd.	728,000	157,809
Goldpac Group Ltd.	70,000	71,353
TCL Communication Technology Holdings Ltd.	154,000	190,956
TPV Technology Ltd.	280,000	59,251

		479,369
CONSTRUCTION & ENGINEERING — 1.58%
Baoye Group Co. Ltd. Class H	84,000	51,158
China Singyes Solar Technologies Holdings Ltd.[a]	126,400	209,738

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

China WindPower Group Ltd.[b]	1,120,000	$102,604
EverChina International Holdings Co. Ltd.[b]	1,190,000	58,347
HKC (Holdings) Ltd.[a,b]	1,442,000	38,701
Wison Engineering Services Co. Ltd.[b,c]	360,000	73,578

		534,126
CONSTRUCTION MATERIALS — 1.72%
Asia Cement China Holdings Corp.	133,000	91,640
China National Materials Co. Ltd. Class H	308,000	73,521
China Shanshui Cement Group Ltd.	518,000	190,487
Dongpeng Holdings Co. Ltd.	70,000	27,458
TCC International Holdings Ltd.	280,000	124,281
West China Cement Ltd.	700,000	74,966

		582,353
CONSUMER FINANCE — 0.22%
Credit China Holdings Ltd.[a]	336,000	75,869

		75,869
CONTAINERS & PACKAGING — 1.10%
CPMC Holdings Ltd.	112,000	88,442
Greatview Aseptic Packaging Co. Ltd.	294,000	227,608
Overseas Chinese Town Asia Holdings Ltd.	84,000	29,264
Youyuan International Holdings Ltd.	112,200	25,480

		370,794
DISTRIBUTORS — 0.99%
China Merchants Land Ltd.	336,000	53,325
Dah Chong Hong Holdings Ltd.	238,000	147,711
Sparkle Roll Group Ltd.[a,b]	448,000	23,989
Xinhua Winshare Publishing and Media Co. Ltd. Class H	126,000	109,415

		334,440
DIVERSIFIED CONSUMER SERVICES — 0.27%
Fu Shou Yuan International Group Ltd.[a]	168,000	91,477

		91,477
DIVERSIFIED FINANCIAL SERVICES — 0.21%
China Assurance Finance Group Ltd.[b]	140,000	19,509
China Merchants China Direct Investments Ltd.	30,075	52,698

		72,207
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.30%
APT Satellite Holdings Ltd.	70,000	102,966

		102,966

Security	Shares	Value

ELECTRICAL EQUIPMENT — 3.19%
Boer Power Holdings Ltd.	70,000	$88,514
China Energine International Holdings Ltd.[b]	392,000	37,429
China High Speed Transmission Equipment Group Co. Ltd.[b]	280,000	243,144
FDG Electric Vehicles Ltd.[a,b]	2,240,000	158,965
Foshan Electrical and Lighting Co. Ltd. Class B	61,600	57,386
Guodian Technology & Environment Group Corp. Ltd.	210,000	42,812
Hangzhou Steam Turbine Co. Ltd. Class B	78,424	93,196
Harbin Electric Co. Ltd. Class H	196,000	116,586
Jiangnan Group Ltd.[a]	224,000	65,898
Tech Pro Technology Development Ltd.[a,b]	280,000	157,881
Trony Solar Holdings Co. Ltd.[b,c]	216,000	15,404

		1,077,215
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.54%
Anxin-China Holdings Ltd.	672,000	78,904
AVIC International Holdings Ltd.[b]	57,184	27,964
China Aerospace International Holdings Ltd.[a]	560,000	58,528
China Innovationpay Group Ltd.[a,b]	1,064,000	116,695
Digital China Holdings Ltd.	252,000	244,191
Dongxu Optoelectronic Technology Co. Ltd. Class Bb	79,800	56,322
INESA Electron Co. Ltd. Class Bb	84,000	42,168
Ju Teng International Holdings Ltd.	224,000	129,773
Kingboard Laminates Holdings Ltd.	245,000	108,746
PAX Global Technology Ltd.[b]	154,000	140,088
Shenzhen SEG Co. Ltd. Class Bb	58,800	23,140
Sunny Optical Technology Group Co Ltd.[a]	182,000	247,985
Technovator International Ltd.[b]	56,000	28,903
Tongda Group Holdings Ltd.	840,000	114,888
Wasion Group Holdings Ltd.	140,000	116,875

		1,535,170
ENERGY EQUIPMENT & SERVICES — 0.99%
Anton Oilfield Services Group[a]	308,000	132,338
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.[b]	98,000	33,636
Honghua Group Ltd.[a]	392,000	104,194

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

Petro-King Oilfield Services Ltd.	98,000	$28,957
Shandong Molong Petroleum Machinery Co. Ltd. Class Hb	67,200	36,764

		335,889
FOOD & STAPLES RETAILING — 0.59%
Lianhua Supermarket Holdings Co. Ltd. Class Hb	112,000	65,031
Wumart Stores Inc. Class H	140,000	133,675

		198,706
FOOD PRODUCTS — 3.99%
Asian Citrus Holdings Ltd.	238,000	50,670
Changshouhua Food Co. Ltd.[a]	84,000	76,411
China Foods Ltd.[b]	252,000	102,099
China Huiyuan Juice Group Ltd.[a,b]	140,000	60,515
China Modern Dairy Holdings Ltd.[a,b]	560,000	274,575
China Yurun Food Group Ltd.[a,b]	392,000	191,191
Honworld Group Ltd.[d]	42,000	39,561
Imperial Pacific International Holdings Ltd.[b]	560,000	132,952
Labixiaoxin Snacks Group Ltd.[a,b]	112,000	19,654
Shanghai Dajiang Group Stock Co. Ltd. Class Bb	84,000	32,256
Shenguan Holdings Group Ltd.	336,000	122,258
Tenwow International Holdings Ltd.[a]	140,000	54,915
Yashili International Holdings Ltd.	196,000	65,501
YuanShengTai Dairy Farm Ltd.[a,b]	728,000	127,750

		1,350,308
GAS UTILITIES — 2.09%
Binhai Investment Co. Ltd.	560,000	32,877
China Oil and Gas Group Ltd.[a]	1,120,000	196,538
China Tian Lun Gas Holdings Ltd.[a,b]	84,000	101,340
Tianjin Jinran Public Utilities Co. Ltd. Class Hb	140,000	30,167
Towngas China Co. Ltd.[a]	252,000	268,578
Zhongyu Gas Holdings Ltd.[a,b]	252,000	78,362

		707,862
HEALTH CARE EQUIPMENT & SUPPLIES — 0.79%
Golden Meditech Holdings Ltd.	196,000	34,647
Lifetech Scientific Corp.[a,b]	56,000	85,696
Microport Scientific Corp.[a,b]	126,000	72,835
PW Medtech Group Ltd.[b]	140,000	73,883

		267,061
HEALTH CARE PROVIDERS & SERVICES — 1.00%
China National Accord Medicines Corp. Ltd. Class B	15,400	74,535

Security	Shares	Value

China Pioneer Pharma Holdings Ltd.[a]	98,000	$75,996
Jintian Pharmaceutical Group Ltd.[b]	224,000	78,037
Phoenix Healthcare Group Co. Ltd.	70,000	110,191

		338,759
HOTELS, RESTAURANTS & LEISURE — 3.49%
Ajisen (China) Holdings Ltd.[a]	154,000	127,172
China LotSynergy Holdings Ltd.[a]	1,960,000	171,971
China Travel International Investment Hong Kong Ltd.	700,000	221,286
Huangshan Tourism Development Co. Ltd. Class B	40,600	53,917
MelcoLot Ltd.[b]	364,000	51,194
REXLot Holdings Ltd.[a]	2,450,000	281,349
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	364,000	121,644
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	44,800	76,070
Shanghai Jinjiang International Travel Co. Ltd. Class B	15,400	28,028
Xiao Nan Guo Restaurants Holdings Ltd.	168,000	21,894
Zhuhai Holdings Investment Group Ltd.	140,000	23,845

		1,178,370
HOUSEHOLD DURABLES — 2.01%
Hefei Meiling Co. Ltd. Class B	35,036	23,688
Hisense Kelon Electrical Holdings Co. Ltd. Class Hb	112,000	140,467
Konka Group Co. Ltd. Class B	86,800	33,823
Skyworth Digital Holdings Ltd.	532,000	285,558
TCL Multimedia Technology Holdings Ltd.[a,b]	140,000	53,651
Welling Holding Ltd.	281,600	72,670
Wuxi Little Swan Co. Ltd. Class B	21,000	31,947
Yuxing Infotech Investment Holdings Ltd.[a]	280,000	38,296

		680,100
HOUSEHOLD PRODUCTS — 0.62%
NVC Lighting Holdings Ltd.	350,000	79,934
Vinda International Holdings Ltd.	84,000	129,195

		209,129
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.74%
China Datang Corp. Renewable Power Co. Ltd. Class H	672,000	103,182

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

China Power International Development Ltd.	728,000	$331,586
China Power New Energy Development Co. Ltd.[b]	1,120,000	79,482
China Ruifeng Renewable Energy Ltd.[b]	224,000	39,886
Huadian Energy Co. Ltd. Class Bb	86,800	32,724

		586,860
INDUSTRIAL CONGLOMERATES — 0.41%
Chongqing Machinery & Electric Co. Ltd. Class H	308,000	46,100
Tianjin Development Holdings Ltd.[a]	112,000	93,933

		140,033
INTERNET SOFTWARE & SERVICES — 0.66%
HC International Inc.[a,b]	84,000	161,493
Pacific Online Ltd.	112,900	62,349

		223,842
IT SERVICES — 1.90%
Alcatel-Lucent[b]	504,000	81,939
Beijing Development HK Ltd.[a,b]	126,000	43,571
China ITS Holdings Co. Ltd.	126,000	20,810
Chinasoft International Ltd.[a,b]	308,000	112,070
Hi Sun Technology (China) Ltd.[b]	504,000	120,307
Travelsky Technology Ltd. Class H	266,500	262,025

		640,722
LEISURE EQUIPMENT & PRODUCTS — 0.46%
Goodbaby International Holdings Ltd.	224,000	111,275
Jinshan Development & Construction Co. Ltd. Class Bb	44,800	28,762
Zhonglu Co. Ltd. Class B	17,760	16,339

		156,376
MACHINERY — 3.95%
Changchai Co. Ltd. Class B	37,800	23,655
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	896,000	157,230
CIMC Enric Holdings Ltd.	168,000	185,989
Dalian Refrigeration Co. Ltd. Class B	22,400	21,504
EVA Precision Industrial Holdings Ltd.[a]	280,000	70,812
First Tractor Co. Ltd. Class H	112,000	76,881
Guangzhou Shipyard International Co. Ltd. Class Ha	60,800	107,693
Jingwei Textile Machinery Co. Ltd. Class H	56,000	51,519

Security	Shares	Value

Lonking Holdings Ltd.[a]	546,000	$95,812
Sany Heavy Equipment International Holdings Co. Ltd.[b]	266,000	58,004
Shang Gong Group Co. Ltd. Class Bb	70,000	43,260
Shanghai Automation Instrumentation Co. Ltd. Class Bb	32,200	21,155
Shanghai Diesel Engine Co. Ltd. Class B	88,245	62,477
Shanghai Highly Group Co. Ltd. Class B	65,800	37,374
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,600	130,161
Shanghai Shibei Hi-Tech Co. Ltd. Class B	74,200	47,636
Sinotruk (Hong Kong) Ltd.	196,000	102,930
Zhengzhou Coal Mining Machinery Group Co. Ltd.	61,600	40,457

		1,334,549
MARINE — 0.46%
Sinotrans Shipping Ltd.[b]	399,000	125,103
Tianjin Marine Shipping Co. Ltd. Class Bb	93,800	30,485

		155,588
MEDIA — 1.17%
Phoenix Satellite Television Holdings Ltd.	364,000	123,523
SinoMedia Holding Ltd.	84,000	59,503
SMI Corp. Ltd.	784,000	30,854
Viva China Holdings Ltd.[b]	677,600	78,687
Wisdom Holdings Group[a]	182,000	101,448

		394,015
METALS & MINING — 4.00%
Bengang Steel Plates Co. Ltd. Class B	109,200	42,411
CAA Resources Ltd.	16,000	2,993
China Metal Recycling Holdings Ltd.[a,b,c]	184,800	—
China Precious Metal Resources Holdings Co. Ltd.[a,b]	980,000	120,127
China Rare Earth Holdings Ltd.[b]	336,000	47,689
China Vanadium Titano-Magnetite Mining Co. Ltd.	308,000	34,575
Chinalco Mining Corp.[b]	672,000	86,708
Chongqing Iron & Steel Co. Ltd. Class Hb	168,000	37,501
CITIC Dameng Holdings Ltd.[b]	238,000	19,040

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

Honbridge Holdings Ltd.[b]	504,000	$100,798
Hunan Nonferrous Metal Corp. Ltd. Class Hb	420,000	149,571
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	114,800	89,831
MMG Ltd.	448,000	163,011
North Mining Shares Co. Ltd.[a,b]	2,380,000	107,482
Real Gold Mining Ltd.[a,b,c]	126,000	—
Shougang Concord International Enterprises Co. Ltd.[b]	1,288,000	59,829
Shougang Fushan Resources Group Ltd.[a]	588,000	161,602
Tiangong International Co. Ltd.[a]	336,000	76,303
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,b	224,000	52,025

		1,351,496
MULTILINE RETAIL — 1.09%
Century Ginwa Retail Holdings Ltd.	141,000	26,016
Maoye International Holdings Ltd.	294,000	49,695
New World Department Store China Ltd.	140,000	59,973
Parkson Retail Group Ltd.	322,000	106,362
Springland International Holdings[a]	322,000	126,720

		368,766
OIL, GAS & CONSUMABLE FUELS — 2.14%
China Suntien Green Energy Corp. Ltd. Class Ha	490,000	147,946
Cosco International Holdings Ltd.	140,000	68,283
Hidili Industry International Development Ltd.[a,b]	140,000	16,438
MIE Holdings Corp.	252,000	42,270
Shenzhen Chiwan Petroleum Supply Base Co. Class Bb	19,600	40,767
Sino Oil And Gas Holdings Ltd.[a,b]	3,220,000	99,714
Sinopec Kantons Holdings Ltd.[a]	280,000	234,473
Yanchang Petroleum International Ltd.[b]	1,400,000	74,063

		723,954
PAPER & FOREST PRODUCTS — 1.04%
China Forestry Holdings Co.[a,b,c]	306,000	—
Qunxing Paper Holdings Co. Ltd.[b,c]	148,000	1,719
Shandong Chenming Paper Holdings Ltd. Class B	123,223	59,464
Shandong Chenming Paper Holdings Ltd. Class H	98,000	44,257

Security	Shares	Value

Superb Summit International Group Ltd.[a,b]	1,190,000	$245,673

		351,113
PERSONAL PRODUCTS — 0.30%
China Child Care Corp. Ltd.[a]	144,000	39,205
Real Nutriceutical Group Ltd.	210,000	62,321

		101,526
PHARMACEUTICALS — 5.75%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a]	70,000	92,308
China Medical System Holdings Ltd.	308,300	445,535
China Shineway Pharmaceutical Group Ltd.[a]	98,000	169,948
China Traditional Chinese Medicine Co. Ltd.[b]	224,000	97,691
Consun Pharmaceutical Group Ltd.[b]	98,000	76,881
Dawnrays Pharmaceutical Holdings Ltd.	112,000	92,488
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	618,867	196,436
Lijun International Pharmaceutical (Holding) Co. Ltd.	560,000	285,414
Livzon Pharmaceutical Group Inc.	15,400	97,664
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	56,000	93,789
Shanghai Dingli Technology Development Group Co. Ltd. Class B	18,200	11,648
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.[b]	56,000	48,990
Tong Ren Tang Technologies Co. Ltd. Class H	168,000	235,846

		1,944,638
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.86%
New Century Real Estate Investment Trust[a]	84,000	36,851
Spring Real Estate Investment Trust	182,000	86,184
Yuexiu Real Estate Investment Trust	322,000	166,190

		289,225
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.06%
Beijing Capital Land Ltd. Class H	280,000	101,159
Beijing North Star Co. Ltd. Class H	196,000	55,132
Beijing Properties Holdings Ltd.[b]	532,000	51,483
C C Land Holdings Ltd.	364,000	76,556

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

Carnival Group International Holdings Ltd.[a,b]	2,198,000	$311,968
Central China Real Estate Ltd.	168,038	44,014
China Aoyuan Property Group Ltd.	350,000	58,709
China New Town Development Co. Ltd.[a,b]	980,000	54,373
China Overseas Grand Oceans Group Ltd.[a]	224,000	141,045
China Properties Group Ltd.[b]	126,000	27,313
China SCE Property Holdings Ltd.	329,800	62,554
China South City Holdings Ltd.[a]	532,000	265,652
CIFI Holdings Group Co. Ltd.	588,000	116,080
Fantasia Holdings Group Co. Ltd.[a]	462,000	55,439
Future Land Development Holdings Ltd.	588,000	50,833
Gemdale Properties and Investment Corp. Ltd.	840,000	52,567
Glorious Property Holdings Ltd.[b]	770,000	109,288
Goldin Properties Holdings Ltd.[a,b]	392,000	209,400
Greenland Hong Kong Holdings Ltd.	98,000	47,418
Guangdong Land Holdings Ltd.	168,000	36,417
Hopson Development Holdings Ltd.[b]	196,000	197,514
Hutchison Harbour Ring Ltd.	448,000	48,556
Jiangsu Future Land Co. Ltd. Class B	183,400	92,984
Kaisa Group Holdings Ltd.[a]	420,000	154,449
KWG Property Holdings Ltd.[a]	329,000	238,998
Lai Fung Holdings Ltd.	1,330,000	30,890
Logan Property Holdings Co. Ltd.	168,000	51,591
Mingfa Group International Co. Ltd.[b]	756,000	203,872
Minmetals Land Ltd.[a]	364,000	44,618
New City Development Group Ltd.[b]	280,000	11,380
Powerlong Real Estate Holdings Ltd.[a,b]	294,000	40,211
Redco Properties Group Ltd.[a,d]	112,000	49,135
Renhe Commercial Holdings Co. Ltd.[b]	3,304,000	151,342
Road King Infrastructure Ltd.	70,000	62,954
Shanghai Industrial Urban Development Group Ltd.[b]	420,000	80,205
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	77,000	81,543
Shenzhen Investment Ltd.	616,000	196,321
Sinolink Worldwide Holdings Ltd.[b]	588,000	51,591
Sunac China Holdings Ltd.	420,000	325,697

Security	Shares	Value

Times Property Holdings Ltd.	112,000	$45,522
Top Spring International Holdings Ltd.	98,000	32,118
Wanda Commercial Properties Group Co. Ltd.[b]	266,000	76,195
Wuzhou International Holdings Ltd.[a]	392,000	82,951
Yuzhou Properties Co. Ltd.	252,440	56,676
Zall Development Group Ltd.[b]	126,000	43,733
Zhong An Real Estate Ltd.[a]	224,000	36,706

		4,415,152
ROAD & RAIL — 0.34%
Dazhong Transportation Group Co. Ltd. Class B	121,800	79,292
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	39,200	35,672

		114,964
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.52%
Comtec Solar Systems Group Ltd.[b]	196,000	36,165
Landing International Development Ltd.[b]	1,540,000	94,385
Semiconductor Manufacturing International Corp.[a,b]	6,916,000	651,430
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	56,000	53,614
Shunfeng Photovoltaic International Ltd.[a,b]	280,000	354,058

		1,189,652
SOFTWARE — 1.61%
Boyaa Interactive International Ltd.[a]	70,000	77,676
Forgame Holdings Ltd.[a,b]	11,200	25,261
Kingdee International Software Group Co. Ltd.[b]	505,200	162,965
NetDragon Websoft Inc.	49,000	94,710
Shanghai Baosight Software Co. Ltd. Class B	32,290	66,098
Sinosoft Technology Group Ltd.	112,000	36,995
V1 Group Ltd.[b]	840,000	81,289

		544,994
SPECIALTY RETAIL — 1.57%
Boshiwa International Holding Ltd.[b,c]	153,000	16,366
China Harmony Auto Holding Ltd.[a]	112,000	72,979
China Yongda Automobiles Services Holdings Ltd.	98,000	85,733

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

China ZhengTong Auto Services Holdings Ltd.	252,000	$134,614
Goldlion Holdings Ltd.	98,000	42,234
Hengdeli Holdings Ltd.	672,000	121,391
Pou Sheng International Holdings Ltd.[b]	602,000	58,257

		531,574
TEXTILES, APPAREL & LUXURY GOODS — 5.00%
361 Degrees International Ltd.	182,000	53,542
Bosideng International Holdings Ltd.	784,000	124,426
CECEP COSTIN New Materials Group Ltd.	42,000	16,258
Chengde Nanjiang Co. Ltd. Class Bb	121,800	43,533
China Dongxiang Group Co.	952,000	205,137
China Lilang Ltd.	126,000	85,028
Citychamp Watch & Jewellery Group Ltd.[b]	532,000	69,330
Daphne International Holdings Ltd.[a]	280,000	144,513
Embry Holdings Ltd.	42,000	23,303
Fuguiniao Co. Ltd. Class H	28,000	33,021
Hosa International Ltd.	140,000	48,231
Lao Feng Xiang Co. Ltd. Class B	56,080	156,127
Le Saunda Holdings Ltd.	84,000	39,669
Li Ning Co. Ltd.[a,b]	273,000	152,173
Luthai Textile Co. Ltd. Class B	78,400	108,038
Peak Sport Products Co. Ltd.	168,000	50,724
Ports Design Ltd.	98,000	40,717
Shanghai Haixin Group Co. Ltd. Class Bb	116,200	57,751
Sijia Group Co. Ltd.[b,c]	96,000	11,031
Texhong Textile Group Ltd.[a]	77,000	55,936
Time Watch Investments Ltd.	140,000	23,122
Weiqiao Textile Co. Ltd. Class H	119,000	60,343
XTEP International Holdings Ltd.	189,000	88,523

		1,690,476
TRADING COMPANIES & DISTRIBUTORS — 0.41%
CITIC Resources Holdings Ltd.[b]	672,200	108,417
Jinchuan Group International Resources Co. Ltd.[b]	308,000	31,396

		139,813
TRANSPORTATION INFRASTRUCTURE — 4.19%
Anhui Expressway Co. Ltd. Class H	140,000	83,998
China Dredging Environment Protection Holdings Ltd.[a,b]	98,000	27,060
China Resources and Transportation Group Ltd.[a,b]	4,200,000	178,835

Security	Shares	Value

Freetech Road Recycling Technology Holdings Ltd.[a]	126,000	$28,776
Guangdong Provincial Expressway Development Co. Ltd. Class B	96,600	34,402
Hainan Meilan International Airport Co. Ltd. Class H	28,000	24,893
Henderson Investment Ltd.	308,000	26,229
Hopewell Highway Infrastructure Ltd.[a]	245,000	122,656
Jinzhou Port Co. Ltd. Class B	35,000	14,630
Shenzhen Chiwan Wharf Holdings Ltd. Class B	36,400	56,736
Shenzhen Expressway Co. Ltd. Class H	196,000	123,920
Shenzhen International Holdings Ltd.	259,000	346,886
Sichuan Expressway Co. Ltd. Class H	252,000	84,215
Tianjin Port Development Holdings Ltd.[a]	532,000	88,551
Xiamen International Port Co. Ltd. Class H	280,000	53,831
Yuexiu Transport Infrastructure Ltd.	196,000	119,368

		1,414,986
WATER UTILITIES — 1.09%
China Water Affairs Group Ltd.	224,000	80,639
CT Environmental Group Ltd.[a]	140,000	113,804
Sound Global Ltd.[a,b]	168,000	173,416

		367,859

TOTAL COMMON STOCKS (Cost: $32,426,462)		33,699,972

SHORT-TERM INVESTMENTS — 25.97%

MONEY MARKET FUNDS — 25.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	8,242,459	8,242,459
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	518,885	518,885
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	17,723	17,723

		8,779,067

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,779,067)		8,779,067

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

TOTAL INVESTMENTS IN SECURITIES — 125.65% (Cost: $41,205,529)		$42,479,039
Other Assets, Less Liabilities — (25.65)%		(8,671,287)

NET ASSETS — 100.00%		$33,807,752

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI GERMANY SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 95.72%

AEROSPACE & DEFENSE — 4.07%
MTU Aero Engines Holding AG	16,644	$1,455,719
OHB AG	1,767	49,355

		1,505,074
AUTO COMPONENTS — 3.64%
ElringKlinger AG	10,108	342,842
Grammer AG	3,591	157,984
LEONI AG	10,526	650,331
SAF-Holland SA	14,022	194,487

		1,345,644
BUILDING PRODUCTS — 0.16%
CENTROTEC Sustainable AG	2,679	57,343

		57,343
CAPITAL MARKETS — 1.19%
Aurelius AG	6,536	247,515
Deutsche Beteiligungs AG	2,888	82,548
MLP AG	18,449	109,598

		439,661
CHEMICALS — 7.40%
H&R AGa	4,047	37,315
Symrise AG	39,273	2,103,358
Wacker Chemie AG	5,016	597,214

		2,737,887
COMMERCIAL BANKS — 0.24%
Comdirect Bank AG	8,645	90,187

		90,187
COMMERCIAL SERVICES & SUPPLIES — 3.33%
Bilfinger Berger SE	14,801	1,128,422
Cewe Stiftung & Co. KGAA	1,520	101,929

		1,230,351
COMMUNICATIONS EQUIPMENT — 0.14%
ADVA Optical Networking SEa	12,578	51,145

		51,145
COMPUTERS & PERIPHERALS — 1.38%
Wincor Nixdorf AG	9,557	509,959

		509,959
CONSTRUCTION & ENGINEERING — 0.15%
Bauer AGa,b	2,888	55,920

		55,920
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.25%
QSC AG	29,450	93,565

		93,565

Security	Shares	Value

ELECTRICAL EQUIPMENT — 1.75%
Nordex SEa,b	20,767	$376,122
SGL Carbon SEa,b	9,177	269,259

		645,381
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.82%
Jenoptik AG	13,756	182,009
LPKF Laser & Electronics AGb	7,087	120,842

		302,851
ENERGY EQUIPMENT & SERVICES — 0.40%
C.A.T. oil AG	6,897	147,990

		147,990
FOOD PRODUCTS — 1.94%
KWS Saat AG	741	263,825
Suedzucker AG	26,239	452,762

		716,587
HEALTH CARE EQUIPMENT & SUPPLIES — 1.43%
Balda AGb	11,951	50,106
Carl Zeiss Meditec AG Bearer	10,450	319,342
Draegerwerk AG & Co. KGaA	969	80,641
STRATEC Biomedical AG	1,520	78,084

		528,173
HEALTH CARE PROVIDERS & SERVICES — 2.44%
Rhoen Klinikum AG	28,804	903,746

		903,746
HEALTH CARE TECHNOLOGY — 0.52%
CompuGroup Medical AG	7,638	191,809

		191,809
HOTELS, RESTAURANTS & LEISURE — 2.32%
Tipp24 SEb	1,957	89,203
TUI AG	52,725	769,152

		858,355
INDUSTRIAL CONGLOMERATES — 2.93%
Indus Holding AG	7,467	391,405
Rheinmetall AG	12,749	691,115

		1,082,520
INTERNET & CATALOG RETAIL — 0.69%
Takkt AG	10,355	188,977
zooplus AGa,b	950	65,445

		254,422
INTERNET SOFTWARE & SERVICES — 0.23%
XING AG	703	86,339

		86,339

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

IT SERVICES — 5.36%
Bechtle AG	4,750	$377,154
CANCOM SE	4,427	194,355
Wirecard AG	37,620	1,409,042

		1,980,551
LIFE SCIENCES TOOLS & SERVICES — 4.19%
Evotec AGa	33,060	160,382
Gerresheimer AG	10,070	729,531
MorphoSys AGa	7,144	660,682

		1,550,595
MACHINERY — 12.39%
DEUTZ AG	28,804	170,353
DMG MORI SEIKI AG	20,254	583,327
Duerr AG	8,341	644,154
Gesco AG	931	89,460
Heidelberger Druckmaschinen AGa,b	75,335	235,079
Homag Group AG	2,052	73,627
KION Group AG	6,251	256,607
Krones AG	4,541	416,844
KUKA AG	9,253	558,457
NORMA Group SE	10,241	493,107
Pfeiffer Vacuum Technology AG	3,173	286,712
R Stahl AG	969	52,305
Rational AG	1,083	339,157
Vossloh AG	2,983	194,319
Wacker Neuson SE	8,816	189,631

		4,583,139
MEDIA — 1.74%
Borussia Dortmund GmbH & Co. KGaA[b]	15,941	100,263
CTS Eventim AG & Co. KGaA	13,756	383,769
Stroer Out-Of-Home Media AG	7,030	157,882

		641,914
METALS & MINING — 2.71%
Aurubis AG	10,830	533,379
Salzgitter AG	12,483	467,299

		1,000,678
OIL, GAS & CONSUMABLE FUELS — 0.11%
CropEnergies AG	7,163	42,458

		42,458
PHARMACEUTICALS — 2.10%
Stada Arzneimittel AG	19,418	776,785

		776,785
PROFESSIONAL SERVICES — 0.81%
Amadeus Fire AG	1,482	108,439

Security	Shares	Value

Bertrandt AG	1,501	$191,068

		299,507
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.21%
Alstria Office REIT AG	23,237	311,434
Hamborner REIT AG	12,711	135,936

		447,370
REAL ESTATE MANAGEMENT & DEVELOPMENT — 10.84%
Deutsche EuroShop AG	13,927	660,958
DIC Asset AG	12,274	110,633
DO Deutsche Office AGa	22,534	93,497
GAGFAH SAa	68,932	1,352,879
LEG Immobilien AGa	16,131	1,203,048
PATRIZIA Immobilien AGa	11,269	145,439
TAG Immobilien AG	38,228	442,410

		4,008,864
ROAD & RAIL — 0.54%
Sixt SE	3,515	129,963
VTG AG	3,686	69,915

		199,878
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.75%
AIXTRON SEa,b	34,542	454,305
Dialog Semiconductor PLC[a]	22,116	653,558
Kontron AGa	15,048	90,028
Manz Automation AGa,b	855	81,718
SMA Solar Technology AGa,b	3,344	107,475

		1,387,084
SOFTWARE — 2.43%
Init Innovation in Traffic Systems AG	1,748	50,896
Nemetschek AG	1,558	160,523
PSI AGa	3,116	48,063
RIB Software AG	8,303	132,225
Software AG	19,570	506,272

		897,979
SPECIALTY RETAIL — 0.42%
Delticom AGb	1,729	45,014
Tom Tailor Holding AGa,b	5,776	111,497

		156,511
TEXTILES, APPAREL & LUXURY GOODS — 1.26%
Bijou Brigitte modische Accessoires AG	1,311	100,088
Gerry Weber International AG	8,132	367,618

		467,706

44	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.87%
Aareal Bank AG	15,428	$692,058

		692,058
TRADING COMPANIES & DISTRIBUTORS — 1.68%
BayWa AG Registered	4,370	206,301
Kloeckner & Co. SEa	30,286	415,283

		621,584
TRANSPORTATION INFRASTRUCTURE — 0.50%
Hamburger Hafen und Logistik AG	7,676	186,090

		186,090
WIRELESS TELECOMMUNICATION SERVICES — 4.39%
Drillisch AG	13,680	524,181
Freenet AG	41,002	1,098,520

		1,622,701

TOTAL COMMON STOCKS
(Cost: $35,823,238)		35,398,361

PREFERRED STOCKS — 3.95%

BIOTECHNOLOGY — 0.64%
Biotest AG	2,109	238,128

		238,128
BUILDING PRODUCTS — 0.17%
Villeroy & Boch AG	3,667	61,923

		61,923
CONSTRUCTION MATERIALS — 0.39%
STO SE & Co. KGaA	779	144,680

		144,680
HEALTH CARE EQUIPMENT & SUPPLIES — 1.46%
Draegerwerk AG & Co. KGaA	2,071	196,574
Sartorius AG	2,869	341,777

		538,351
MACHINERY — 0.84%
Jungheinrich AG	5,111	312,610

		312,610
ROAD & RAIL — 0.45%
Sixt SE	5,586	164,780

		164,780

TOTAL PREFERRED STOCKS
(Cost: $1,459,807)		1,460,472

Security	Shares	Value

RIGHTS — 0.00%

MEDIA — 0.00%
Borussia Dortmund KGAA[a,b]	17,829	$982

		982

TOTAL RIGHTS (Cost: $0)		982

SHORT-TERM INVESTMENTS — 5.95%

MONEY MARKET FUNDS —5.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,065,960	2,065,960
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	130,058	130,058
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,438	4,438

		2,200,456

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,200,456)		2,200,456

TOTAL INVESTMENTS IN SECURITIES — 105.62%
(Cost: $39,483,501)		39,060,271
Other Assets, Less Liabilities — (5.62)%		(2,077,578)

NET ASSETS — 100.00%		$36,982,693

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iSHARES® MSCI HONG KONG SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 103.27%

AIR FREIGHT & LOGISTICS — 1.81%
Kerry Logistics Network Ltd.	66,000	$109,004

		109,004
AUTO COMPONENTS — 2.26%
Xinyi Glass Holdings Co. Ltd.[a]	216,000	136,286

		136,286
BIOTECHNOLOGY — 0.56%
CK Life Sciences International (Holdings) Inc.	320,000	33,445

		33,445
BUILDING PRODUCTS — 0.73%
Summit Ascent Holdings Ltd.[a,b]	72,000	44,035

		44,035
CAPITAL MARKETS — 3.40%
China LNG Group Ltd.	380,000	50,012
Guotai Junan International Holdings Ltd.[a]	76,000	54,523
Haitong International Securities Group Ltd.[a]	57,000	32,287
Value Partners Group Ltd.	88,000	68,014

		204,836
COMMERCIAL BANKS — 7.33%
Dah Sing Banking Group Ltd.	48,000	86,213
Dah Sing Financial Holdings Ltd.	17,600	103,327
Wing Hang Bank Ltd.	16,000	251,453

		440,993
COMMUNICATIONS EQUIPMENT — 3.75%
VTech Holdings Ltd.	18,400	225,544

		225,544
CONSTRUCTION & ENGINEERING — 0.84%
Hsin Chong Construction Group Ltd.	168,000	22,327
SOCAM Development Ltd.[b]	31,000	28,480

		50,807
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.14%
Citic Telecom International Holdings Ltd.	148,000	59,390
Hutchison Telecommunications Hong Kong Holdings Ltd.	160,000	69,573

		128,963
ELECTRICAL EQUIPMENT — 2.75%
Johnson Electric Holdings Ltd.	40,000	156,126

Security	Shares	Value

Neo-Neon Holdings Ltd.[b]	54,000	$9,267

		165,393
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.56%
FIH Mobile Ltd.[a,b]	296,000	166,903
Truly International Holdings Ltd.	160,000	86,914
VST Holdings Ltd.	80,400	20,541

		274,358
ENERGY EQUIPMENT & SERVICES — 1.43%
Hilong Holding Ltd.[a]	76,000	41,187
SPT Energy Group Inc.	88,000	44,737

		85,924
HEALTH CARE PROVIDERS & SERVICES — 0.94%
Town Health International Medical Group Ltd.[a]	352,000	56,319

		56,319
HOTELS, RESTAURANTS & LEISURE — 10.32%
Cafe de Coral Holdings Ltd.	40,000	144,255
Century City International Holdings Ltd.	160,000	12,800
Dorsett Hospitality International Ltd.	68,000	13,775
Emperor Entertainment Hotel Ltd.	60,000	19,432
Macau Legend Development Ltd.[a,b]	180,500	100,146
Melco International Development Ltd.	96,000	255,789
Paradise Entertainment Ltd.	48,000	24,897
Regal Hotels International Holdings Ltd.	40,000	24,103
Tsui Wah Holdings Ltd.[a]	64,000	25,765

		620,962
HOUSEHOLD DURABLES — 1.20%
Man Wah Holdings Ltd.	36,800	59,069
Samson Holding Ltd.	100,000	13,161

		72,230
INDUSTRIAL CONGLOMERATES — 5.13%
Hopewell Holdings Ltd.	64,000	229,983
Shun Tak Holdings Ltd.[b]	152,000	78,842

		308,825
INTERNET SOFTWARE & SERVICES — 0.46%
SUNeVision Holdings Ltd.	80,000	27,561

		27,561
IT SERVICES — 0.53%
China Public Procurement Ltd.[a,b]	864,000	31,772

		31,772

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 1.10%
Lung Cheong International Holdings Ltd.[b]	304,000	$43,148
Playmates Toys Ltd.	64,000	23,287

		66,435
MACHINERY — 0.52%
Singamas Container Holdings Ltd.	160,000	31,586

		31,586
MARINE — 5.35%
Orient Overseas International Ltd.	24,000	142,604
Pacific Basin Shipping Ltd.	196,000	120,379
SITC International Holdings Co. Ltd.	132,000	59,101

		322,084
MEDIA — 3.94%
Hong Kong Television Network Ltd.[b]	48,000	17,589
Television Broadcasts Ltd.	34,800	219,348

		236,937
METALS & MINING — 1.53%
CST Mining Group Ltd.[b]	2,400,000	14,245
G-Resources Group Ltd.[b]	2,520,000	67,957
IRC Ltd.[b]	120,000	9,910

		92,112
OIL, GAS & CONSUMABLE FUELS — 2.87%
Brightoil Petroleum (Holdings) Ltd.[a,b]	292,000	108,886
Newocean Energy Holdings Ltd.[a]	112,000	64,019

		172,905
PHARMACEUTICALS — 0.71%
United Laboratories International Holdings Ltd. (The)[b]	56,000	43,065

		43,065
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.00%
Champion REIT	256,000	116,932
Prosperity REIT	128,000	42,776
Regal REIT	108,000	30,797
Sunlight REIT	120,000	50,321

		240,826
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.98%
CSI Properties Ltd.[a]	600,000	27,096
Emperor International Holdings Ltd.	120,000	28,954
Far East Consortium International Ltd.	104,000	41,599
Great Eagle Holdings Ltd.	28,000	102,966
K. Wah International Holdings Ltd.	124,000	81,119
Kowloon Development Co. Ltd.	40,000	48,360

Security	Shares	Value

Lai Sun Development Co. Ltd.[b]	1,124,000	$29,296
Langham Hospitality Investments Ltd.	100,000	46,967
Midland Holdings Ltd.[a,b]	72,000	35,581
Polytec Asset Holdings Ltd.	160,000	24,361
Soundwill Holdings Ltd.	8,000	13,853

		480,152
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.90%
United Photovoltaics Group Ltd.[a,b]	280,000	33,599
Xinyi Solar Holdings Ltd.	272,000	80,721

		114,320
SOFTWARE — 0.58%
IGG Inc.[a]	60,000	34,915

		34,915
SPECIALTY RETAIL — 13.67%
Bonjour Holdings Ltd.	161,000	25,344
Chow Sang Sang Holdings International Ltd.	34,000	85,371
Dickson Concepts International Ltd.	24,000	13,626
Emperor Watch & Jewellery Ltd.	400,000	24,000
Esprit Holdings Ltd.	206,050	334,459
Giordano International Ltd.	136,000	80,721
I.T Ltd.	56,000	19,003
Luk Fook Holdings International Ltd.[a]	36,000	112,875
Sa Sa International Holdings Ltd.[a]	104,000	81,186
Stelux Holdings International Ltd.	52,000	13,486
Trinity Ltd.[a]	104,000	32,608

		822,679
TEXTILES, APPAREL & LUXURY GOODS — 8.00%
Global Brands Group Holding Ltd.[b]	656,000	151,512
Pacific Textile Holdings Ltd.	56,000	67,054
Sitoy Group Holdings Ltd.	32,000	22,916
Stella International Holdings Ltd.	54,000	148,410
Texwinca Holdings Ltd.	80,000	73,186
YGM Trading Ltd.	8,040	18,258

		481,336
WIRELESS TELECOMMUNICATION SERVICES — 0.98%
SmarTone Telecommunications Holding Ltd.	40,000	59,044

		59,044

TOTAL COMMON STOCKS
(Cost: $6,083,821)		6,215,653

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

RIGHTS — 0.01%

CAPITAL MARKETS — 0.01%
Guotai Junan International Holdings Ltd.[b]	15,200	$510

		510

TOTAL RIGHTS
(Cost: $0)		510

SHORT-TERM INVESTMENTS — 16.40%

MONEY MARKET FUNDS — 16.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	928,088	928,088
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	58,426	58,426
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	393	393

		986,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $986,907)		986,907

TOTAL INVESTMENTS IN SECURITIES — 119.68%
(Cost: $7,070,728)		7,203,070
Other Assets, Less Liabilities — (19.68)%		(1,184,527)

NET ASSETS — 100.00%		$6,018,543

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.29%

AIR FREIGHT & LOGISTICS — 4.58%
CWT Ltd.	60,000	$86,061
Singapore Post Ltd.	420,000	580,552

		666,613
AIRLINES — 0.37%
Tiger Airways Holdings Ltd.[a,b]	160,800	54,118

		54,118
CAPITAL MARKETS — 1.28%
ARA Asset Management Ltd.	130,500	186,137

		186,137
COMMERCIAL SERVICES & SUPPLIES — 1.48%
Keppel Infrastructure Trust	90,000	75,724
United Envirotech Ltd.	125,000	139,229

		214,953
CONSTRUCTION & ENGINEERING — 3.93%
Charisma Energy Services Ltd.[a,b]	1,570,000	50,322
Chip Eng Seng Corp. Ltd.	105,000	74,883
Civmec Ltd.	60,000	37,021
Rotary Engineering Ltd.	65,000	35,939
United Engineers Ltd.	110,000	251,212
Yoma Strategic Holdings Ltd.[a]	215,000	122,321

		571,698
DISTRIBUTORS — 0.36%
GSH Corp. Ltd.[b]	840,000	52,502

		52,502
DIVERSIFIED CONSUMER SERVICES — 0.31%
Raffles Education Corp. Ltd.[b]	160,000	45,515

		45,515
DIVERSIFIED FINANCIAL SERVICES — 0.54%
k1 Ventures Ltd.	210,000	32,982
Rowsley Ltd.[a,b]	240,000	45,194

		78,176
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.32%
Venture Corp. Ltd.	75,000	482,591

		482,591
ENERGY EQUIPMENT & SERVICES — 6.39%
Boustead Singapore Ltd.	70,000	101,246
Dyna-Mac Holdings Ltd.	100,000	34,056
Ezion Holdings Ltd.[a]	295,000	520,053
Ezra Holdings Ltd.	195,000	175,007

Security	Shares	Value

Pacific Radiance Ltd.	50,000	$58,095
Swiber Holdings Ltd.	105,000	41,228

		929,685
FOOD & STAPLES RETAILING — 0.44%
Sheng Siong Group Ltd.	115,000	64,506

		64,506
FOOD PRODUCTS — 4.47%
Bumitama Agri Ltd.	100,000	89,747
First Resources Ltd.	155,000	250,891
GMG Global Ltd.	870,000	55,772
Indofood Agri Resources Ltd.	125,000	86,642
QAF Ltd.	45,000	32,273
Super Group Ltd.[a]	125,000	134,721

		650,046
HEALTH CARE EQUIPMENT & SUPPLIES — 1.19%
Biosensors International Group Ltd.[a]	295,000	173,745

		173,745
HEALTH CARE PROVIDERS & SERVICES — 2.32%
Raffles Medical Group Ltd.[a]	70,000	223,246
Religare Health Trust	155,000	113,646

		336,892
HOTELS, RESTAURANTS & LEISURE — 2.29%
GuocoLeisure Ltd.	135,000	111,423
OUE Ltd.[a]	85,000	156,657
Stamford Land Corp. Ltd.	135,000	64,365

		332,445
INDUSTRIAL CONGLOMERATES — 0.30%
Hong Leong Asia Ltd.	35,000	42,910

		42,910
MACHINERY — 1.98%
COSCO Corp. (Singapore) Ltd.	285,000	165,572
Vard Holdings Ltd.[b]	150,000	122,601

		288,173
MARINE — 1.41%
Neptune Orient Lines Ltd.[a,b]	255,000	205,357

		205,357
MEDIA — 1.90%
Asian Pay Television Trust	385,000	276,113

		276,113
METALS & MINING — 0.59%
Midas Holdings Ltd.[a]	275,000	85,941

		85,941

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 0.78%
KrisEnergy Ltd.[b]	70,000	$44,874
Rex International Holding Ltd.[a,b]	140,000	67,871

		112,745
REAL ESTATE INVESTMENT TRUSTS (REITS) — 41.53%
AIMS AMP Capital Industrial REIT	140,950	165,465
Ascendas Hospitality Trust	220,000	126,928
Ascott Residence Trust	260,400	257,698
Cache Logistics Trust	200,000	187,507
Cambridge Industrial Trust	310,000	175,127
CapitaRetail China Trust	150,240	194,429
CDL Hospitality Trusts	180,000	237,990
Far East Hospitality Trust[a]	250,000	170,279
First REIT	130,000	126,568
Frasers Centrepoint Trust	155,000	248,407
Frasers Commercial Trust	145,000	162,667
Keppel REIT Management Ltd.	435,000	435,715
Lippo Malls Indonesia Retail Trust	445,000	144,417
Mapletree Commercial Trust	355,000	413,899
Mapletree Greater China Commercial Trust	535,000	405,124
Mapletree Industrial Trust	310,000	357,707
Mapletree Logistics Trust	415,000	390,741
OUE Hospitality Trust	225,000	162,266
Parkway Life REIT	105,000	197,724
Sabana Shari’ah Compliant Industrial REIT[a]	165,000	132,878
Soilbuild Business Space REIT	170,000	107,616
Starhill Global REIT	395,000	257,963
Suntec REIT	670,000	979,807

		6,038,922
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.33%
Ascendas India Trust	205,000	132,237
Ho Bee Land Ltd.[a]	50,000	87,744
Hong Fok Corp. Ltd.	65,000	51,825
Perennial China Retail Trust	155,000	64,586
SingHaiyi Group Ltd.[a,b]	235,800	31,554
Tuan Sing Holdings Ltd.	150,000	48,079
Wheelock Properties (Singapore) Ltd.	85,000	132,818
Wing Tai Holdings Ltd.	110,800	166,029
Yanlord Land Group Ltd.	165,000	156,016
Ying Li International Real Estate Ltd.[b]	240,000	49,040

		919,928

Security	Shares	Value

ROAD & RAIL — 1.85%
SMRT Corp. Ltd.	215,000	$269,622

		269,622
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.52%
STATS ChipPAC Ltd.[b]	125,000	75,123

		75,123
SOFTWARE — 1.26%
Silverlake Axis Ltd.	190,000	183,461

		183,461
SPECIALTY RETAIL — 0.96%
OSIM International Ltd.[a]	65,000	140,110

		140,110
TRADING COMPANIES & DISTRIBUTORS — 0.32%
Tat Hong Holdings Ltd.	70,000	46,837

		46,837
TRANSPORTATION INFRASTRUCTURE — 3.17%
SATS Ltd.	190,000	461,317

		461,317
WATER UTILITIES — 0.92%
Hyflux Ltd.[a]	145,000	133,038

		133,038
WIRELESS TELECOMMUNICATION SERVICES — 2.20%
M1 Ltd.[a]	105,000	319,724

		319,724

TOTAL COMMON STOCKS
(Cost: $14,789,785)		14,438,943

SHORT-TERM INVESTMENTS — 15.55%

MONEY MARKET FUNDS — 15.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,122,939	2,122,939
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	133,645	133,645
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,096	5,096

		2,261,680

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,261,680)		2,261,680

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

August 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 114.84%
(Cost: $17,051,465)	$16,700,623
Other Assets, Less Liabilities — (14.84)%	(2,158,092)

NET ASSETS — 100.00%	$14,542,531

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.52%

AEROSPACE & DEFENSE — 1.67%
Chemring Group PLC	14,674	$55,868
QinetiQ Group PLC	50,336	181,068
Senior PLC	31,735	150,680
Ultra Electronics Holdings PLC	5,306	157,293

		544,909
AIR FREIGHT & LOGISTICS — 0.22%
DX Group PLC[a]	15,622	30,614
Stobart Group Ltd.	20,171	42,041

		72,655
AIRLINES — 0.17%
Dart Group PLC	7,271	26,384
Flybe Group PLC[a]	15,771	28,680

		55,064
BEVERAGES — 0.88%
Britvic PLC	18,816	214,366
Stock Spirits Group PLC[a]	15,134	74,672

		289,038
BIOTECHNOLOGY — 0.55%
Abcam PLC	12,944	91,146
Genus PLC	4,672	87,212

		178,358
CAPITAL MARKETS — 5.06%
Ashmore Group PLC	26,981	157,727
Brewin Dolphin Holdings PLC	20,851	102,153
Close Brothers Group PLC	11,363	255,326
Henderson Group PLC	81,327	313,483
Intermediate Capital Group PLC	30,675	207,849
Jupiter Fund Management PLC	27,850	173,676
Man Group PLC	127,875	251,656
SVG Capital PLC[a]	16,458	114,934
Tullett Prebon PLC	16,681	74,936

		1,651,740
CHEMICALS — 2.41%
Alent PLC	16,888	98,444
Carclo PLC	5,328	12,100
Elementis PLC	34,960	162,916
Essentra PLC	17,925	255,120
Synthomer PLC	20,834	81,137
Victrex PLC	6,158	177,743

		787,460

Security	Shares	Value

COMMERCIAL BANKS — 0.31%
Bank of Georgia Holdings PLC	2,448	$100,784

		100,784
COMMERCIAL SERVICES & SUPPLIES — 4.54%
Berendsen PLC	13,151	233,038
Cape PLC	9,168	47,352
De La Rue PLC	7,642	90,236
Homeserve PLC	22,722	121,773
Mears Group PLC	7,665	59,957
Mitie Group PLC	27,947	146,572
Regus PLC	50,528	145,004
Rentokil Initial PLC	138,544	291,750
RPS Group PLC	16,756	77,388
Serco Group PLC	41,848	215,725
Shanks Group PLC	30,118	52,895

		1,481,690
COMMUNICATIONS EQUIPMENT — 0.63%
Pace PLC	22,778	125,212
Spirent Communications PLC	46,336	79,338

		204,550
COMPUTERS & PERIPHERALS — 0.12%
Xaar PLC	5,785	40,351

		40,351
CONSTRUCTION & ENGINEERING — 2.82%
Balfour Beatty PLC	52,483	211,801
Carillion PLC	32,820	183,466
Costain Group PLC	5,761	27,435
Galliford Try PLC	6,287	135,213
Interserve PLC	10,930	120,166
Keller Group PLC	5,410	82,614
Kier Group PLC	4,205	119,068
Morgan Sindall Group PLC	2,976	41,516

		921,279
CONSUMER FINANCE — 1.64%
International Personal Finance PLC	18,288	156,870
Provident Financial PLC	10,643	378,076

		534,946
CONTAINERS & PACKAGING — 1.44%
DS Smith PLC	71,381	336,671
RPC Group PLC	14,161	133,346

		470,017
DISTRIBUTORS — 1.25%
Inchcape PLC	32,976	369,663
John Menzies PLC	3,729	38,365

		408,028

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.30%
Dignity PLC	4,057	$96,483

		96,483
DIVERSIFIED FINANCIAL SERVICES — 1.10%
Arrow Global Group PLC[a]	12,113	50,644
IG Group Holdings PLC	27,894	281,192
Plus500 Ltd.[b]	3,541	27,110

		358,946
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.57%
Avanti Communications Group PLC[a,b]	6,919	21,401
Cable & Wireless Communications PLC	192,780	158,607
COLT Group SAa	27,207	66,285
Kcom Group PLC	39,073	64,404
TalkTalk Telecom Group PLC	40,002	200,828

		511,525
ELECTRICAL EQUIPMENT — 0.11%
Dialight PLC	2,345	35,615

		35,615
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.61%
Domino Printing Sciences PLC	8,528	82,074
Electrocomponents PLC	33,552	136,127
Halma PLC	28,758	295,156
Laird PLC	20,331	98,390
Oxford Instruments PLC	4,163	81,512
Premier Farnell PLC	28,407	92,042
Renishaw PLC	2,505	69,101
Spectris PLC	9,039	292,274
TT electronics PLC	11,522	32,530

		1,179,206
ENERGY EQUIPMENT & SERVICES — 1.60%
Hunting PLC	10,148	149,826
John Wood Group PLC	28,559	372,083

		521,909
FOOD & STAPLES RETAILING — 1.08%
Booker Group PLC	112,746	250,718
Greggs PLC	7,676	69,731
Majestic Wine PLC[b]	4,971	33,435

		353,884
FOOD PRODUCTS — 0.91%
Dairy Crest Group PLC	10,384	71,240
Devro PLC	12,800	51,868
Greencore Group PLC	30,796	136,198
Premier Foods PLC[a]	53,631	38,299

		297,605

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.10%
Advanced Medical Solutions Group PLC	15,677	$32,870

		32,870
HEALTH CARE PROVIDERS & SERVICES — 0.84%
Al Noor Hospitals Group PLC	3,135	59,249
Synergy Health PLC	4,479	111,577
UDG Healthcare PLC	18,377	103,767

		274,593
HEALTH CARE TECHNOLOGY — 0.19%
Advanced Computer Software Group PLC	32,793	62,086

		62,086
HOTELS, RESTAURANTS & LEISURE — 5.11%
888 Holdings PLC	10,606	22,370
Betfair Group PLC	5,977	108,395
Bwin.Party Digital Entertainment PLC	56,016	84,005
Domino’s Pizza Group PLC	12,547	123,357
Enterprise Inns PLC[a]	38,621	80,175
Greene King PLC	16,651	228,000
JD Wetherspoon PLC	7,155	88,466
Ladbrokes PLC	69,954	154,630
Marston’s PLC	43,577	107,253
Millennium & Copthorne Hotels PLC	11,153	109,282
Mitchells & Butlers PLC[a]	15,728	107,145
Restaurant Group PLC (The)	15,296	163,594
Spirit Pub Co. PLC	50,208	62,746
Thomas Cook Group PLC[a]	111,184	230,442

		1,669,860
HOUSEHOLD DURABLES — 5.79%
Barratt Developments PLC	74,928	460,291
Bellway PLC	9,288	246,183
Berkeley Group Holdings PLC (The)	9,782	389,566
Bovis Homes Group PLC	10,211	143,125
Crest Nicholson Holdings PLC	17,297	103,069
Redrow PLC	17,054	77,632
Taylor Wimpey PLC	247,039	470,169

		1,890,035
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.07%
Drax Group PLC	30,815	321,129
Infinis Energy PLC	8,029	28,775

		349,904
INDUSTRIAL CONGLOMERATES — 1.16%
DCC PLC	6,391	379,551

		379,551

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

INSURANCE — 6.47%
Amlin PLC	38,291	$286,099
Beazley PLC	37,984	158,966
Catlin Group Ltd.	27,723	236,651
Chesnara PLC	8,779	48,405
esure Group PLC	22,240	97,878
Hiscox Ltd.[b]	24,144	260,230
Jardine Lloyd Thompson Group PLC	10,044	173,144
Just Retirement Group PLC[a]	13,309	32,049
Lancashire Holdings Ltd.	14,094	146,642
Partnership Assurance Group PLC	12,016	23,498
Phoenix Group Holdings	14,656	180,359
St James’s Place PLC	39,312	468,111

		2,112,032
INTERNET & CATALOG RETAIL — 1.58%
AO World PLC[a,b]	12,864	47,001
Home Retail Group PLC	62,024	188,707
N Brown Group PLC	11,923	87,719
Ocado Group PLC[a]	35,599	194,094

		517,521
INTERNET SOFTWARE & SERVICES — 0.97%
Blinkx PLC[a,b]	30,001	18,435
Moneysupermarket.com Group PLC	33,208	107,819
Telecity Group PLC	15,438	189,982

		316,236
IT SERVICES — 1.17%
Anite PLC	22,979	35,586
Computacenter PLC	6,327	65,357
Innovation Group PLC	92,320	46,763
Optimal Payments PLC[a]	12,321	98,729
Quindell PLC[b]	28,270	79,814
Xchanging PLC	18,465	56,502

		382,751
LIFE SCIENCES TOOLS & SERVICES — 0.08%
Clinigen Healthcare Ltd.[a]	3,792	27,599

		27,599
MACHINERY — 3.33%
Bodycote PLC	14,605	168,574
Fenner PLC	14,821	89,546
Morgan Advanced Materials PLC	21,776	115,039
Rotork PLC	6,624	303,182
Spirax-Sarco Engineering PLC	5,755	282,905
Vesuvius PLC	16,580	128,039

		1,087,285

Security	Shares	Value

MARINE — 0.13%
Clarkson PLC	1,087	$42,423

		42,423
MEDIA — 4.71%
Chime Communications PLC	6,432	34,396
Cineworld Group PLC	15,015	80,768
Daily Mail & General Trust PLC Class A NVS	21,552	310,679
Entertainment One Ltd.	15,274	89,923
Informa PLC	46,016	394,333
ITE Group PLC	18,992	63,870
Rightmove PLC	7,162	299,736
Trinity Mirror PLC[a]	19,560	66,918
UBM PLC	18,748	197,089

		1,537,712
METALS & MINING — 2.38%
African Barrick Gold PLC	12,692	49,239
African Minerals Ltd.[a,b]	18,723	9,561
Centamin PLC[a]	83,460	88,708
Evraz PLC	29,214	54,727
Ferrexpo PLC	11,202	24,576
Gem Diamonds Ltd.[a]	7,552	26,871
Highland Gold Mining Ltd.	13,305	15,467
Hochschild Mining PLC[a]	14,297	38,322
Kazakhmys PLC[a,b]	20,371	100,445
Lonmin PLC[a]	35,133	134,082
Pan African Resources PLC	115,697	28,822
Petra Diamonds Ltd.[a]	29,588	87,761
Vedanta Resources PLC	7,118	119,512

		778,093
MULTI-UTILITIES — 0.36%
Telecom plus PLC	4,881	118,106

		118,106
MULTILINE RETAIL — 0.38%
Debenhams PLC	88,902	98,110
Mothercare PLC[a,b]	5,907	24,623

		122,733
OIL, GAS & CONSUMABLE FUELS — 3.79%
Afren PLC[a]	79,352	128,489
Amerisur Resources PLC[a,b]	64,320	68,898
Anglo Pacific Group PLC	8,560	23,065
Cairn Energy PLC[a]	44,392	132,408
EnQuest PLC[a]	54,848	109,762
Faroe Petroleum PLC[a]	16,105	29,555

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

Gulf Keystone Petroleum Ltd.[a,b]	68,133	$89,390
Hargreaves Services PLC	2,401	31,561
IGAS Energy PLC[a,b]	9,466	16,192
Ophir Energy PLC[a]	40,649	158,373
Premier Oil PLC	40,164	232,124
Quadrise Fuels International PLC[a,b]	28,001	18,834
Rockhopper Exploration PLC[a,b]	22,688	35,701
Salamander Energy PLC[a]	19,596	34,334
SOCO International PLC[a]	15,083	105,958
Xcite Energy Ltd.[a,b]	21,872	23,611

		1,238,255
PAPER & FOREST PRODUCTS — 1.47%
Mondi PLC	27,943	479,377

		479,377
PHARMACEUTICALS — 2.08%
BTG PLC[a]	27,520	292,733
Hikma Pharmaceuticals PLC	11,297	324,011
Vectura Group PLC[a]	28,887	63,805

		680,549
PROFESSIONAL SERVICES — 1.78%
Hays PLC	107,071	237,387
Michael Page International PLC	22,028	166,709
W.S. Atkins PLC	7,648	176,930

		581,026
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.39%
Big Yellow Group PLC	10,305	90,191
Derwent London PLC	7,422	344,021
Great Portland Estates PLC	26,170	285,327
Hansteen Holdings PLC	52,041	88,847
LondonMetric Property PLC	45,185	105,433
NewRiver Retail Ltd.	7,625	39,129
Primary Health Properties PLC	7,984	46,275
Redefine International PLC	67,911	58,422
Safestore Holdings PLC	14,248	50,815
Shaftesbury PLC	21,145	240,548
Workspace Group PLC	8,272	85,311

		1,434,319
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.75%
Capital & Counties Properties PLC	57,214	317,741
Foxtons Group PLC	17,195	72,619
Grainger PLC	31,569	108,841
Helical Bar PLC	7,637	42,710
Quintain Estates and Development PLC[a]	35,840	52,676

Security	Shares	Value

Savills PLC	9,681	$103,460
St. Modwen Properties PLC	14,248	87,906
UNITE Group PLC (The)	15,269	111,068

		897,021
ROAD & RAIL — 2.25%
FirstGroup PLC[a]	91,852	193,882
Go-Ahead Group PLC (The)	3,129	114,479
National Express Group PLC	33,278	141,703
Northgate PLC	10,112	85,479
Stagecoach Group PLC	32,897	199,959

		735,502
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.81%
CSR PLC	12,729	166,158
Imagination Technologies Group PLC[a,b]	16,442	59,882
IQE PLC[a]	46,119	14,170
Nanoco Group PLC[a,b]	13,648	24,139

		264,349
SOFTWARE — 2.46%
AVEVA Group PLC	4,880	170,680
Fidessa Group PLC	2,907	110,460
Globo PLC[a,b]	24,643	19,645
Micro Focus International PLC	10,600	153,418
Monitise PLC[a,b]	126,534	102,969
Playtech Ltd.	14,496	173,334
SDL PLC[a]	6,184	33,917
Tungsten Corp. PLC[a]	6,608	37,861

		802,284
SPECIALTY RETAIL — 2.45%
Dunelm Group PLC	6,918	101,104
Halfords Group PLC	15,142	119,951
Howden Joinery Group PLC	49,108	288,219
Lookers PLC	25,179	59,065
SuperGroup PLC[a]	3,071	55,643
WH Smith PLC	9,195	176,375

		800,357
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Mulberry Group PLC[b]	2,058	25,719

		25,719
THRIFTS & MORTGAGE FINANCE — 0.41%
Paragon Group of Companies PLC (The)	23,441	134,268

		134,268

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 3.30%
Ashtead Group PLC	38,305	$623,109
Diploma PLC	8,183	93,363
Grafton Group PLC Units	16,784	179,787
SIG PLC	44,944	139,354
Speedy Hire PLC	39,873	42,215

		1,077,828
TRANSPORTATION INFRASTRUCTURE — 0.57%
BBA Aviation PLC	34,628	185,867

		185,867
WATER UTILITIES — 1.12%
Pennon Group PLC	27,074	365,775

		365,775

TOTAL COMMON STOCKS (Cost: $32,648,927)		32,499,928

SHORT-TERM INVESTMENTS — 2.87%

MONEY MARKET FUNDS — 2.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	874,258	874,258
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	55,037	55,037
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,023	7,023

		936,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $936,318)		936,318

TOTAL INVESTMENTS IN SECURITIES — 102.39%
(Cost: $33,585,245)		33,436,246
Other Assets, Less Liabilities — (2.39)%		(780,244)

NET ASSETS — 100.00%		$32,656,002

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

August 31, 2014

	iShares MSCI Australia Small-Cap ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI Canada Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,047,195	$42,241,357	$3,695,568
Affiliated (Note 2)	179,470	16,931	72,560

Total cost of investments	$3,226,665	$42,258,288	$3,768,128

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,253,924	$40,733,589	$3,973,696
Affiliated (Note 2)	179,470	16,931	72,560

Total fair value of investments	3,433,394	40,750,520	4,046,256
Foreign currency, at value[b]	52,686	66,689	3,755
Receivables:
Investment securities sold	39,093	—	39,177
Due from custodian (Note 4)	8,303	—	—
Dividends and interest	13,327	153,696	5,576

Total Assets	3,546,803	40,970,905	4,094,764

LIABILITIES
Payables:
Investment securities purchased	20,724	—	37,692
Collateral for securities on loan (Note 1)	179,177	—	71,446
Investment advisory fees (Note 2)	1,553	19,879	1,822

Total Liabilities	201,454	19,879	110,960

NET ASSETS	$3,345,349	$40,951,026	$3,983,804

Net assets consist of:
Paid-in capital	$3,388,752	$56,798,563	$3,851,841
Undistributed (distributions in excess of) net investment income	(3,780)	149,882	(2,132)
Accumulated net realized loss	(246,518)	(14,490,056)	(144,083)
Net unrealized appreciation (depreciation)	206,895	(1,507,363)	278,178

NET ASSETS	$3,345,349	$40,951,026	$3,983,804

Shares outstanding[c]	150,000	1,950,000	150,000

Net asset value per share	$22.30	$21.00	$26.56

[a]	Securities on loan with values of $165,449, $ — and $68,265, respectively. See Note 1.
[b]	Cost of foreign currency: $52,669, $66,084 and $3,729, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

August 31, 2014

	iShares MSCI China Small-Cap ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Hong Kong Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$32,426,462	$37,283,045	$6,083,821
Affiliated (Note 2)	8,779,067	2,200,456	986,907

Total cost of investments	$41,205,529	$39,483,501	$7,070,728

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$33,699,972	$36,859,815	$6,216,163
Affiliated (Note 2)	8,779,067	2,200,456	986,907

Total fair value of investments	42,479,039	39,060,271	7,203,070
Foreign currency, at value[b]	31,474	66,244	—
Receivables:
Investment securities sold	47,073	553,324	11,358
Dividends and interest	87,313	74,011	21,096

Total Assets	42,644,899	39,753,850	7,235,524

LIABILITIES
Payables:
Due to custodian	—	—	227,443
Investment securities purchased	58,336	543,973	—
Collateral for securities on loan (Note 1)	8,761,344	2,196,018	986,514
Securities related to in-kind transactions (Note 4)	—	10,914	—
Investment advisory fees (Note 2)	17,467	20,252	3,024

Total Liabilities	8,837,147	2,771,157	1,216,981

NET ASSETS	$33,807,752	$36,982,693	$6,018,543

Net assets consist of:
Paid-in capital	$36,008,478	$37,623,316	$5,999,271
Undistributed (distributions in excess of) net investment income	(14,079)	56,016	56,284
Accumulated net realized loss	(3,460,170)	(270,539)	(169,357)
Net unrealized appreciation (depreciation)	1,273,523	(426,100)	132,345

NET ASSETS	$33,807,752	$36,982,693	$6,018,543

Shares outstanding[c]	700,000	950,000	200,000

Net asset value per share	$48.30	$38.93	$30.09

[a]	Securities on loan with values of $7,827,596, $2,085,360 and $898,382, respectively. See Note 1.
[b]	Cost of foreign currency: $31,474, $66,434 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

August 31, 2014

	iShares MSCI Singapore Small-Cap ETF	iShares MSCI United Kingdom Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$14,789,785	$32,648,927
Affiliated (Note 2)	2,261,680	936,318

Total cost of investments	$17,051,465	$33,585,245

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$14,438,943	$32,499,928
Affiliated (Note 2)	2,261,680	936,318

Total fair value of investments	16,700,623	33,436,246
Foreign currency, at value[b]	83,470	36,294
Receivables:
Investment securities sold	73,947	73,195
Dividends and interest	55,842	133,788

Total Assets	16,913,882	33,679,523

LIABILITIES
Payables:
Investment securities purchased	107,534	57,379
Collateral for securities on loan (Note 1)	2,256,584	929,295
Securities related to in-kind transactions (Note 4)	—	17,456
Investment advisory fees (Note 2)	7,233	19,391

Total Liabilities	2,371,351	1,023,521

NET ASSETS	$14,542,531	$32,656,002

Net assets consist of:
Paid-in capital	$17,009,084	$32,820,135
Undistributed net investment income	221,200	178,414
Accumulated net realized loss	(2,336,904)	(192,837)
Net unrealized depreciation	(350,849)	(149,710)

NET ASSETS	$14,542,531	$32,656,002

Shares outstanding[c]	500,000	800,000

Net asset value per share	$29.09	$40.82

[a]	Securities on loan with values of $2,109,215 and $881,803, respectively. See Note 1.
[b]	Cost of foreign currency: $83,425 and $36,256, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations

iSHARES® TRUST

Year ended August 31, 2014

	iShares MSCI Australia Small-Cap ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI Canada Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$78,367	$1,035,225	$58,328
Interest — affiliated (Note 2)	—	4	—
Securities lending income — affiliated (Note 2)	2,204	—	2,169

Total investment income	80,571	1,035,229	60,497

EXPENSES
Investment advisory fees (Note 2)	12,962	215,178	14,699

Total expenses	12,962	215,178	14,699

Net investment income	67,609	820,051	45,798

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(139,903)	(4,788,938)	(57,601)
Foreign currency transactions	1,320	4,312	131

Net realized loss	(138,583)	(4,784,626)	(57,470)

Net change in unrealized appreciation/depreciation on:
Investments	382,935	6,719,366	576,619
Translation of assets and liabilities in foreign currencies	257	17,929	108

Net change in unrealized appreciation/depreciation	383,192	6,737,295	576,727

Net realized and unrealized gain	244,609	1,952,669	519,257

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$312,218	$2,772,720	$565,055

[a]	Net of foreign withholding tax of $3,139, $40,155 and $10,142, respectively.

See notes to financial statements.

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended August 31, 2014

	iShares MSCI China Small-Cap ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Hong Kong Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$786,581	$758,996	$245,997
Interest — affiliated (Note 2)	5	2	2
Securities lending income — affiliated (Note 2)	164,203	15,701	16,786

Total investment income	950,789	774,699	262,785

EXPENSES
Investment advisory fees (Note 2)	196,182	197,994	45,528

Total expenses	196,182	197,994	45,528

Net investment income	754,607	576,705	217,257

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(318,890)	(270,192)	(151,121)
In-kind redemptions — unaffiliated	723,552	1,971,070	563,589
Foreign currency transactions	229	(413)	17

Net realized gain	404,891	1,700,465	412,485

Net change in unrealized appreciation/depreciation on:
Investments	4,070,940	(1,100,571)	(276,678)
Translation of assets and liabilities in foreign currencies	(6)	(3,142)	—

Net change in unrealized appreciation/depreciation	4,070,934	(1,103,713)	(276,678)

Net realized and unrealized gain	4,475,825	596,752	135,807

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,230,432	$1,173,457	$353,064

[a]	Net of foreign withholding tax of $15,691, $96,257 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Continued)

iSHARES® TRUST

Year ended August 31, 2014

	iShares MSCI Singapore Small-Cap ETF	iShares MSCI United Kingdom Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$805,234	$875,539
Interest — affiliated (Note 2)	5	2
Securities lending income — affiliated (Note 2)	56,563	17,432

Total investment income	861,802	892,973

EXPENSES
Investment advisory fees (Note 2)	110,067	182,885

Total expenses	110,067	182,885

Net investment income	751,735	710,088

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,726,754)	(171,539)
In-kind redemptions — unaffiliated	1,149,326	2,444,005
Foreign currency transactions	1,284	3,139

Net realized gain (loss)	(576,144)	2,275,605

Net change in unrealized appreciation/depreciation on:
Investments	1,630,216	(873,151)
Translation of assets and liabilities in foreign currencies	(429)	(521)

Net change in unrealized appreciation/depreciation	1,629,787	(873,672)

Net realized and unrealized gain	1,053,643	1,401,933

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,805,378	$2,112,021

[a]	Net of foreign withholding tax of $29,700 and $6,443, respectively.

See notes to financial statements.

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Australia Small-Cap ETF		iShares MSCI Brazil Small-Cap ETF
	Year ended August 31, 2014	Year ended August 31, 2013	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$67,609	$50,112	$820,051	$648,241
Net realized loss	(138,583)	(49,463)	(4,784,626)	(3,298,780)
Net change in unrealized appreciation/depreciation	383,192	(73,596)	6,737,295	(8,430,769)

Net increase (decrease) in net assets resulting from operations	312,218	(72,947)	2,772,720	(11,081,308)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(74,356)	(76,139)	(653,355)	(814,830)
Return of capital	—	(8,732)	—	(327,205)

Total distributions to shareholders	(74,356)	(84,871)	(653,355)	(1,142,035)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,085,725	1,035,923	5,975,654	5,724,450
Cost of shares redeemed	—	—	(1,751,526)	(10,200,931)

Net increase (decrease) in net assets from capital share transactions	1,085,725	1,035,923	4,224,128	(4,476,481)

INCREASE (DECREASE) IN NET ASSETS	1,323,587	878,105	6,343,493	(16,699,824)

NET ASSETS
Beginning of year	2,021,762	1,143,657	34,607,533	51,307,357

End of year	$3,345,349	$2,021,762	$40,951,026	$34,607,533

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(3,780)	$(11,213)	$149,882	$(32,629)

SHARES ISSUED AND REDEEMED
Shares sold	50,000	50,000	300,000	200,000
Shares redeemed	—	—	(100,000)	(450,000)

Net increase (decrease) in shares outstanding	50,000	50,000	200,000	(250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Canada Small-Cap ETF		iShares MSCI China Small-Cap ETF
	Year ended August 31, 2014	Year ended August 31, 2013	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,798	$66,752	$754,607	$705,562
Net realized gain (loss)	(57,470)	(106,247)	404,891	(406,946)
Net change in unrealized appreciation/depreciation	576,727	25,704	4,070,934	4,624,579

Net increase (decrease) in net assets resulting from operations	565,055	(13,791)	5,230,432	4,923,195

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(43,042)	(104,482)	(926,379)	(698,873)
Return of capital	—	(4,126)	—	—

Total distributions to shareholders	(43,042)	(108,608)	(926,379)	(698,873)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,266,108	—	2,324,978	14,769,611
Cost of shares redeemed	—	(2,348,064)	(4,308,573)	(1,974,911)

Net increase (decrease) in net assets from capital share transactions	1,266,108	(2,348,064)	(1,983,595)	12,794,700

INCREASE (DECREASE) IN NET ASSETS	1,788,121	(2,470,463)	2,320,458	17,019,022

NET ASSETS
Beginning of year	2,195,683	4,666,146	31,487,294	14,468,272

End of year	$3,983,804	$2,195,683	$33,807,752	$31,487,294

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(2,132)	$(5,119)	$(14,079)	$106,786

SHARES ISSUED AND REDEEMED
Shares sold	50,000	—	50,000	350,000
Shares redeemed	—	(100,000)	(100,000)	(50,000)

Net increase (decrease) in shares outstanding	50,000	(100,000)	(50,000)	300,000

See notes to financial statements.

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Germany Small-Cap ETF		iShares MSCI Hong Kong Small-Cap ETF
	Year ended August 31, 2014	Year ended August 31, 2013	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$576,705	$167,103	$217,257	$117,473
Net realized gain	1,700,465	865,956	412,485	293,488
Net change in unrealized appreciation/depreciation	(1,103,713)	565,907	(276,678)	102,719

Net increase in net assets resulting from operations	1,173,457	1,598,966	353,064	513,680

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(531,877)	(187,996)	(205,229)	(245,928)

Total distributions to shareholders	(531,877)	(187,996)	(205,229)	(245,928)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	35,750,487	11,101,375	3,128,128	4,202,963
Cost of shares redeemed	(9,772,265)	(4,818,397)	(3,021,333)	(3,874,115)

Net increase in net assets from capital share transactions	25,978,222	6,282,978	106,795	328,848

INCREASE IN NET ASSETS	26,619,802	7,693,948	254,630	596,600

NET ASSETS
Beginning of year	10,362,891	2,668,943	5,763,913	5,167,313

End of year	$36,982,693	$10,362,891	$6,018,543	$5,763,913

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$56,016	$(866)	$56,284	$14,185

SHARES ISSUED AND REDEEMED
Shares sold	900,000	350,000	100,000	150,000
Shares redeemed	(250,000)	(150,000)	(100,000)	(150,000)

Net increase in shares outstanding	650,000	200,000	—	—

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Singapore Small-Cap ETF		iShares MSCI United Kingdom Small-Cap ETF
	Year ended August 31, 2014	Year ended August 31, 2013	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$751,735	$531,803	$710,088	$107,926
Net realized gain (loss)	(576,144)	(334,258)	2,275,605	326,156
Net change in unrealized appreciation/depreciation	1,629,787	(2,545,697)	(873,672)	481,373

Net increase (decrease) in net assets resulting from operations	1,805,378	(2,348,152)	2,112,021	915,455

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(981,178)	(779,759)	(565,467)	(119,441)

Total distributions to shareholders	(981,178)	(779,759)	(565,467)	(119,441)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	25,036,923	32,691,342	6,814,234
Cost of shares redeemed	(11,319,859)	—	(10,400,377)	(1,587,188)

Net increase (decrease) in net assets from capital share transactions	(11,319,859)	25,036,923	22,290,965	5,227,046

INCREASE (DECREASE) IN NET ASSETS	(10,495,659)	21,909,012	23,837,519	6,023,060

NET ASSETS
Beginning of year	25,038,190	3,129,178	8,818,483	2,795,423

End of year	$14,542,531	$25,038,190	$32,656,002	$8,818,483

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$221,200	$(35,785)	$178,414	$17,809

SHARES ISSUED AND REDEEMED
Shares sold	—	800,000	800,000	200,000
Shares redeemed	(400,000)	—	(250,000)	(50,000)

Net increase (decrease) in shares outstanding	(400,000)	800,000	550,000	150,000

See notes to financial statements.

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Australia Small-Cap ETF

	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$20.22	$22.87	$25.02

Income from investment operations:
Net investment income[b]	0.65	0.97	0.57
Net realized and unrealized gain (loss)[c]	2.17	(1.92)	(2.36)

Total from investment operations	2.82	(0.95)	(1.79)

Less distributions from:
Net investment income	(0.74)	(1.53)	(0.36)
Return of capital	—	(0.17)	—

Total distributions	(0.74)	(1.70)	(0.36)

Net asset value, end of period	$22.30	$20.22	$22.87

Total return	14.52%	(4.69)%	(7.08)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,345	$2,022	$1,144
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	3.08%	4.21%	3.90%
Portfolio turnover rate[f]	27%	21%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$19.78	$25.65	$26.81	$25.26

Income from investment operations:
Net investment income[b]	0.47	0.32	0.56	0.73
Net realized and unrealized gain (loss)[c]	1.13	(5.59)	(1.14)	1.33

Total from investment operations	1.60	(5.27)	(0.58)	2.06

Less distributions from:
Net investment income	(0.38)	(0.43)	(0.58)	(0.51)
Return of capital	—	(0.17)	—	—

Total distributions	(0.38)	(0.60)	(0.58)	(0.51)

Net asset value, end of period	$21.00	$19.78	$25.65	$26.81

Total return	8.18%	(21.00)%	(1.82)%	8.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$40,951	$34,608	$51,307	$53,625
Ratio of expenses to average net assets[e]	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	2.36%	1.25%	2.27%	2.78%
Portfolio turnover rate[f]	40%	51%	67%	77%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the years ended August 31, 2014, August 31, 2013, August 31, 2012 and the period ended August 31, 2011 were 35%, 39%, 43% and 71%, respectively. See Note 4.

See notes to financial statements.

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Canada Small-Cap ETF

	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$21.96	$23.33	$25.17

Income from investment operations:
Net investment income[b]	0.44	0.51	0.24
Net realized and unrealized gain (loss)[c]	4.59	(1.22)	(1.94)

Total from investment operations	5.03	(0.71)	(1.70)

Less distributions from:
Net investment income	(0.43)	(0.63)	(0.14)
Return of capital	—	(0.03)	—

Total distributions	(0.43)	(0.66)	(0.14)

Net asset value, end of period	$26.56	$21.96	$23.33

Total return	23.17%	(3.04)%	(6.69)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,984	$2,196	$4,666
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.84%	2.20%	1.72%
Portfolio turnover rate[f]	19%	24%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$41.98	$32.15	$41.04	$50.70

Income from investment operations:
Net investment income[b]	1.09	1.07	0.92	0.80
Net realized and unrealized gain (loss)[c]	6.55	9.87	(8.98)	(9.82)

Total from investment operations	7.64	10.94	(8.06)	(9.02)

Less distributions from:
Net investment income	(1.32)	(1.11)	(0.83)	(0.64)

Total distributions	(1.32)	(1.11)	(0.83)	(0.64)

Net asset value, end of period	$48.30	$41.98	$32.15	$41.04

Total return	18.46%	34.30%	(19.70)%	(17.95)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$33,808	$31,487	$14,468	$18,467
Ratio of expenses to average net assets[e]	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	2.38%	2.60%	2.60%	1.69%
Portfolio turnover rate[f]	33%	27%	33%	47%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the years ended August 31, 2014 and August 31, 2013 were 33% and 27%, respectively. See Note 4.

See notes to financial statements.

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Germany Small-Cap ETF

	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$34.54	$26.69	$25.84

Income from investment operations:
Net investment income[b]	0.70	0.67	0.57
Net realized and unrealized gain[c]	4.26	7.81	0.79

Total from investment operations	4.96	8.48	1.36

Less distributions from:
Net investment income	(0.57)	(0.63)	(0.51)

Total distributions	(0.57)	(0.63)	(0.51)

Net asset value, end of period	$38.93	$34.54	$26.69

Total return	14.21%	31.93%	5.34%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$36,983	$10,363	$2,669
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.72%	2.09%	3.54%
Portfolio turnover rate[f]	15%	19%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Hong Kong Small-Cap ETF

	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$28.82	$25.84	$24.43

Income from investment operations:
Net investment income[b]	0.86	0.96	0.55
Net realized and unrealized gain[c]	1.25	6.03	1.20

Total from investment operations	2.11	6.99	1.75

Less distributions from:
Net investment income	(0.84)	(4.01)	(0.34)

Total distributions	(0.84)	(4.01)	(0.34)

Net asset value, end of period	$30.09	$28.82	$25.84

Total return	7.32%	29.05%	7.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,019	$5,764	$5,167
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	2.82%	3.41%	3.25%
Portfolio turnover rate[f]	37%	33%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Singapore Small-Cap ETF

	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$27.82	$31.29	$25.44

Income from investment operations:
Net investment income[b]	1.14	1.38	1.21
Net realized and unrealized gain[c]	1.63	1.05	5.29

Total from investment operations	2.77	2.43	6.50

Less distributions from:
Net investment income	(1.50)	(5.90)	(0.65)

Total distributions	(1.50)	(5.90)	(0.65)

Net asset value, end of period	$29.09	$27.82	$31.29

Total return	10.32%	6.91%	25.89%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,543	$25,038	$3,129
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	4.03%	4.54%	6.53%
Portfolio turnover rate[f]	29%	26%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI United Kingdom Small-Cap ETF

	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$35.27	$27.95	$25.48

Income from investment operations:
Net investment income[b]	0.95	0.91	0.43
Net realized and unrealized gain[c]	5.26	7.41	2.36

Total from investment operations	6.21	8.32	2.79

Less distributions from:
Net investment income	(0.66)	(1.00)	(0.32)

Total distributions	(0.66)	(1.00)	(0.32)

Net asset value, end of period	$40.82	$35.27	$27.95

Total return	17.66%	30.27%	11.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,656	$8,818	$2,795
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	2.29%	2.82%	2.65%
Portfolio turnover rate[f]	13%	19%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Australia Small-Cap	Non-diversified
MSCI Brazil Small-Cap	Diversified
MSCI Canada Small-Cap	Non-diversified
MSCI China Small-Cap	Diversified

iShares ETF	Diversification Classification
MSCI Germany Small-Cap	Non-diversified
MSCI Hong Kong Small-Cap	Non-diversified
MSCI Singapore Small-Cap	Non-diversified
MSCI United Kingdom Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Australia Small-Cap
Assets:
Common Stocks	$3,232,396	$13,287	$0[a]	$3,245,683
Preferred Stocks	8,241	—	0[a]	8,241
Money Market Funds	179,470	—	—	179,470

	$3,420,107	$13,287	$0[a]	$3,433,394

MSCI Brazil Small-Cap
Assets:
Common Stocks	$35,676,529	$—	$—	$35,676,529
Preferred Stocks	5,054,955	—	—	5,054,955
Rights	2,038	67	—	2,105
Money Market Funds	16,931	—	—	16,931

	$40,750,453	$67	$—	$40,750,520

MSCI Canada Small-Cap
Assets:
Common Stocks	$3,973,696	$0[a]	$—	$3,973,696
Money Market Funds	72,560	—	—	72,560

	$4,046,256	$0[a]	$—	$4,046,256

MSCI China Small-Cap
Assets:
Common Stocks	$32,330,014	$1,109,214	$260,744	$33,699,972
Money Market Funds	8,779,067	—	—	8,779,067

	$41,109,081	$1,109,214	$260,744	$42,479,039

MSCI Germany Small-Cap
Assets:
Common Stocks	$35,398,361	$—	$—	$35,398,361
Preferred Stocks	1,460,472	—	—	1,460,472
Rights	—	982	—	982
Money Market Funds	2,200,456	—	—	2,200,456

	$39,059,289	$982	$—	$39,060,271

MSCI Hong Kong Small-Cap
Assets:
Common Stocks	$5,964,200	$251,453	$—	$6,215,653
Rights	—	510	—	510
Money Market Funds	986,907	—	—	986,907

	$6,951,107	$251,963	$—	$7,203,070

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Singapore Small-Cap
Assets:
Common Stocks	$14,438,943	$—	$—	$14,438,943
Money Market Funds	2,261,680	—	—	2,261,680

	$16,700,623	$—	$—	$16,700,623

MSCI United Kingdom Small-Cap
Assets:
Common Stocks	$32,499,928	$—	$—	$32,499,928
Money Market Funds	936,318	—	—	936,318

	$33,436,246	$—	$—	$33,436,246

[a]	Rounds to less than $1.

The iShares MSCI Hong Kong Small-Cap ETF had transfers from Level 1 to Level 2 during the year ended August 31, 2014 in the amount of $212,499 resulting from a temporary suspension of trading. The iShares MSCI China Small-Cap ETF had transfers from Level 1 to Level 2 during the year ended August 31, 2014 in the amount of $1,020,256 resulting from a temporary suspension of trading and transfers from Level 2 to Level 1 in the amount of $361,236 resulting from the lifting of a temporary trading suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of August 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of August 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Australia Small-Cap	$165,449	$165,449	$—
MSCI Canada Small-Cap	68,265	68,265	—
MSCI China Small-Cap	7,827,596	7,827,596	—
MSCI Germany Small-Cap	2,085,360	2,085,360	—
MSCI Hong Kong Small-Cap	898,382	898,382	—
MSCI Singapore Small-Cap	2,109,215	2,109,215	—
MSCI United Kingdom Small-Cap	881,803	881,803	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Brazil Small-Cap and iShares MSCI China Small-Cap ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Australia Small-Cap	0.59%
MSCI Canada Small-Cap	0.59
MSCI Germany Small-Cap	0.59
MSCI Hong Kong Small-Cap	0.59
MSCI Singapore Small-Cap	0.59
MSCI United Kingdom Small-Cap	0.59

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended August 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Australia Small-Cap	$893
MSCI Canada Small-Cap	925
MSCI China Small-Cap	67,568
MSCI Germany Small-Cap	5,842
MSCI Hong Kong Small-Cap	6,654
MSCI Singapore Small-Cap	25,245
MSCI United Kingdom Small-Cap	6,364

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended August 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI Australia Small-Cap	$583,304	$664,116
MSCI Brazil Small-Cap	18,373,457	13,779,232
MSCI Canada Small-Cap	472,765	463,331
MSCI China Small-Cap	10,535,770	10,911,724
MSCI Germany Small-Cap	4,793,724	4,739,525
MSCI Hong Kong Small-Cap	2,838,733	2,817,436
MSCI Singapore Small-Cap	5,414,333	5,714,859
MSCI United Kingdom Small-Cap	6,061,995	3,756,363

In-kind transactions (see Note 4) for the year ended August 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia Small-Cap	$1,079,617	$—
MSCI Canada Small-Cap	1,255,035	—
MSCI China Small-Cap	2,043,369	3,780,412
MSCI Germany Small-Cap	35,637,514	9,752,311
MSCI Hong Kong Small-Cap	3,097,602	2,775,247
MSCI Singapore Small-Cap	—	11,178,641
MSCI United Kingdom Small-Cap	30,334,419	10,329,294

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2014, attributable to passive foreign investment companies, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions In Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
MSCI Australia Small-Cap	$(917)	$14,180	$(13,263)
MSCI Brazil Small-Cap	—	15,815	(15,815)
MSCI Canada Small-Cap	(6)	231	(225)
MSCI China Small-Cap	539,415	50,907	(590,322)
MSCI Germany Small-Cap	1,933,478	12,054	(1,945,532)
MSCI Hong Kong Small-Cap	521,968	30,071	(552,039)
MSCI Singapore Small-Cap	748,471	486,428	(1,234,899)
MSCI United Kingdom Small-Cap	2,412,727	15,984	(2,428,711)

84	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 was as follows:

iShares ETF	2014	2013
MSCI Australia Small-Cap
Ordinary income	$74,356	$76,139
Return of capital	—	8,732

	$74,356	$84,871

MSCI Brazil Small-Cap
Ordinary income	$653,355	$814,830
Return of capital	—	327,205

	$653,355	$1,142,035

MSCI Canada Small-Cap
Ordinary income	$43,042	$104,482
Return of capital	—	4,126

	$43,042	$108,608

MSCI China Small-Cap
Ordinary income	$926,379	$698,873

MSCI Germany Small-Cap
Ordinary income	$531,877	$187,996

MSCI Hong Kong Small-Cap
Ordinary income	$205,229	$245,928

MSCI Singapore Small-Cap
Ordinary income	$981,178	$779,759

MSCI United Kingdom Small-Cap
Ordinary income	$565,467	$119,441

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of August 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
MSCI Australia Small-Cap	$54,643	$(90,750)	$129,204	$(136,500)	$(43,403)
MSCI Brazil Small-Cap	186,134	(6,596,246)	(5,167,180)	(4,270,245)	(15,847,537)
MSCI Canada Small-Cap	13,893	(80,666)	239,369	(40,633)	131,963
MSCI China Small-Cap	238,274	(1,831,775)	(79,231)	(527,994)	(2,200,726)
MSCI Germany Small-Cap	114,587	(15,328)	(663,525)	(76,357)	(640,623)
MSCI Hong Kong Small-Cap	101,862	—	60,860	(143,450)	19,272
MSCI Singapore Small-Cap	310,751	(299,688)	(517,091)	(1,960,525)	(2,466,553)
MSCI United Kingdom Small-Cap	182,663	—	(273,029)	(73,767)	(164,133)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of August 31, 2014, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Australia Small-Cap	$90,750
MSCI Brazil Small-Cap	6,596,246
MSCI Canada Small-Cap	80,666
MSCI China Small-Cap	1,831,775
MSCI Germany Small-Cap	15,328
MSCI Singapore Small-Cap	299,688

For the year ended August 31, 2014, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
MSCI China Small-Cap	$419,463
MSCI Germany Small-Cap	3,082
MSCI Hong Kong Small-Cap	22,580

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

86	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of August 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia Small-Cap	$3,304,356	$386,735	$(257,697)	$129,038
MSCI Brazil Small-Cap	45,918,105	4,654,684	(9,822,269)	(5,167,585)
MSCI Canada Small-Cap	3,806,937	620,595	(381,276)	239,319
MSCI China Small-Cap	42,558,283	5,909,840	(5,989,084)	(79,244)
MSCI Germany Small-Cap	39,720,926	2,347,163	(3,007,818)	(660,655)
MSCI Hong Kong Small-Cap	7,142,213	581,296	(520,439)	60,857
MSCI Singapore Small-Cap	17,217,707	785,432	(1,302,516)	(517,084)
MSCI United Kingdom Small-Cap	33,708,564	1,705,171	(1,977,489)	(272,318)

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	87

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares MSCI Australia Small-Cap ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Canada Small-Cap ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Germany Small-Cap ETF, iShares MSCI Hong Kong Small-Cap ETF, iShares MSCI Singapore Small-Cap ETF and iShares MSCI United Kingdom Small-Cap ETF (the “Funds”) at August 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 22, 2014

88	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended August 31, 2014, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI Australia Small-Cap	$81,506	$3,139
MSCI Brazil Small-Cap	1,075,380	40,155
MSCI Canada Small-Cap	68,470	10,141
MSCI China Small-Cap	802,272	15,691
MSCI Germany Small-Cap	855,253	96,257
MSCI Hong Kong Small-Cap	245,997	—
MSCI Singapore Small-Cap	834,934	29,700
MSCI United Kingdom Small-Cap	881,982	2,773

Under Section 854(b)(2) of the Code the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2014.

iShares ETF	Qualified Dividend Income
MSCI Australia Small-Cap	$67,014
MSCI Canada Small-Cap	53,183
MSCI China Small-Cap	180,370
MSCI Germany Small-Cap	628,134
MSCI United Kingdom Small-Cap	568,240

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	89

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares MSCI Australia Small-Cap ETF, iShares MSCI Germany Small-Cap ETF, iShares MSCI Singapore Small-Cap ETF and iShares MSCI United Kingdom Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were within range of the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares MSCI Singapore Small-Cap ETF. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

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connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares MSCI Brazil Small-Cap ETF and iShares MSCI China Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with

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differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for iShares MSCI Brazil Small-Cap ETF were at the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group and for iShares MSCI China Small-Cap ETF were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In

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addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other

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significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares MSCI Canada Small-Cap ETF and iShares MSCI Hong Kong Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the

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extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Contract (Continued)

iSHARES® TRUST

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding

98	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as iShares MSCI Hong Kong Small-Cap ETF, but do not manage Other Accounts with substantially similar investment objectives and strategies as iShares MSCI Canada Small-Cap ETF. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	99

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Australia Small-Cap	$0.499171	$—	$0.244393	$0.743564	67%	—%	33%	100%
MSCI Brazil Small-Cap	0.381332	—	—	0.381332	100	—	—	100
MSCI Canada Small-Cap	0.348200	—	0.082219	0.430419	81	—	19	100
MSCI China Small-Cap	1.323398	—	—	1.323398	100	—	—	100
MSCI Germany Small-Cap	0.566232	—	—	0.566232	100	—	—	100
MSCI United Kingdom Small-Cap	0.658248	—	0.006357	0.664605	99	—	1	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

100	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Australia Small-Cap ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.00%	1	0.18%
Greater than 2.0% and Less than 2.5%	6	1.06
Greater than 1.5% and Less than 2.0%	23	4.08
Greater than 1.0% and Less than 1.5%	85	15.07
Greater than 0.5% and Less than 1.0%	182	32.27
Between 0.5% and –0.5%	227	40.25
Less than –0.5% and Greater than –1.0%	25	4.43
Less than –1.0% and Greater than –1.5%	9	1.60
Less than –1.5% and Greater than –2.0%	4	0.71
Less than –2.0% and Greater than –2.5%	2	0.35

	564	100.00%

iShares MSCI Brazil Small-Cap ETF

Period Covered: October 1, 2010 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.11%
Greater than 3.5% and Less than 4.0%	1	0.11
Greater than 3.0% and Less than 3.5%	6	0.64
Greater than 2.5% and Less than 3.0%	42	4.46
Greater than 2.0% and Less than 2.5%	83	8.81
Greater than 1.5% and Less than 2.0%	48	5.10
Greater than 1.0% and Less than 1.5%	45	4.78
Greater than 0.5% and Less than 1.0%	93	9.87
Between 0.5% and –0.5%	419	44.47
Less than –0.5% and Greater than –1.0%	153	16.23
Less than –1.0% and Greater than –1.5%	38	4.03
Less than –1.5% and Greater than –2.0%	8	0.85
Less than –2.0% and Greater than –2.5%	3	0.32
Less than –2.5% and Greater than –3.0%	1	0.11
Less than –3.0%	1	0.11

	942	100.00%

SUPPLEMENTAL INFORMATION	101

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Canada Small-Cap ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.18%
Greater than 1.5% and Less than 2.0%	3	0.53
Greater than 1.0% and Less than 1.5%	9	1.60
Greater than 0.5% and Less than 1.0%	48	8.51
Between 0.5% and –0.5%	493	87.41
Less than –0.5% and Greater than –1.0%	10	1.77

	564	100.00%

iShares MSCI China Small-Cap ETF

Period Coverd: October 1, 2010 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	3	0.32%
Greater than 3.0% and Less than 3.5%	6	0.64
Greater than 2.5% and Less than 3.0%	8	0.85
Greater than 2.0% and Less than 2.5%	17	1.80
Greater than 1.5% and Less than 2.0%	24	2.55
Greater than 1.0% and Less than 1.5%	84	8.92
Greater than 0.5% and Less than 1.0%	151	16.03
Less than 0.5% and Greater than –0.5%	408	43.31
Less than –0.5% and Greater than –1.0%	132	14.01
Less than –1.0% and Greater than –1.5%	64	6.79
Less than –1.5% and Greater than –2.0%	20	2.12
Less than –2.0% and Greater than –2.5%	11	1.17
Less than –2.5% and Greater than –3.0%	6	0.64
Less than –3.0% and Greater than –3.5%	1	0.11
Less than –3.5% and Greater than –4.0%	5	0.53
Less than –4.0%	2	0.21

	942	100.00%

102	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Germany Small-Cap ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.18%
Greater than 1.5% and Less than 2.0%	4	0.71
Greater than 1.0% and Less than 1.5%	13	2.30
Greater than 0.5% and Less than 1.0%	93	16.49
Between 0.5% and –0.5%	424	75.17
Less than –0.5% and Greater than –1.0%	24	4.26
Less than –1.0% and Greater than –1.5%	4	0.71
Less than –1.5%	1	0.18

	564	100.00%

iShares MSCI Hong Kong Small-Cap ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.18%
Greater than 3.5% and Less than 4.0%	1	0.18
Greater than 3.0% and Less than 3.5%	4	0.71
Greater than 2.5% and Less than 3.0%	4	0.71
Greater than 2.0% and Less than 2.5%	14	2.48
Greater than 1.5% and Less than 2.0%	36	6.38
Greater than 1.0% and Less than 1.5%	49	8.69
Greater than 0.5% and Less than 1.0%	125	22.16
Between 0.5% and –0.5%	245	43.44
Less than –0.5% and Greater than –1.0%	56	9.93
Less than –1.0% and Greater than –1.5%	21	3.72
Less than –1.5% and Greater than –2.0%	5	0.89
Less than –2.0% and Greater than –2.5%	1	0.18
Less than –2.5%	2	0.35

	564	100.00%

SUPPLEMENTAL INFORMATION	103

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Singapore Small-Cap ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.18%
Greater than 3.0% and Less than 3.5%	2	0.35
Greater than 2.5% and Less than 3.0%	6	1.06
Greater than 2.0% and Less than 2.5%	7	1.24
Greater than 1.5% and Less than 2.0%	26	4.61
Greater than 1.0% and Less than 1.5%	64	11.35
Greater than 0.5% and Less than 1.0%	97	17.20
Between 0.5% and –0.5%	300	53.19
Less than –0.5% and Greater than –1.0%	44	7.80
Less than –1.0% and Greater than –1.5%	12	2.13
Less than –1.5% and Greater than –2.0%	4	0.71
Less than –2.0%	1	0.18

	564	100.00%

iShares MSCI United Kingdom Small-Cap ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.18%
Greater than 2.0% and Less than 2.5%	1	0.18
Greater than 1.5% and Less than 2.0%	11	1.95
Greater than 1.0% and Less than 1.5%	82	14.54
Greater than 0.5% and Less than 1.0%	215	38.12
Between 0.5% and –0.5%	247	43.79
Less than –0.5% and Greater than –1.0%	4	0.71
Less than –1.0% and Greater than –1.5%	2	0.35
Less than –1.5% and Greater than –2.0%	1	0.18

	564	100.00%

104	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 312 funds (as of August 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	105

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

106	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	107

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

108	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	109

Notes:

110	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-88-0814

AUGUST 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares MSCI India ETF | INDA | BATS
➢	iShares MSCI India Small-Cap ETF | SMIN | BATS

Management’s Discussion of Fund Performance

iSHARES® TRUST

EMERGING MARKETS OVERVIEW

Stocks of companies in emerging markets gained approximately 20% for the 12-month period ended August 31, 2014 (the “reporting period”). Emerging markets stocks experienced substantial volatility in the first six months of the reporting period, rising sharply during the first two months and then falling back over the ensuing three months. However, emerging markets stocks rallied steadily during the remainder of the reporting period.

Uncertainty regarding the pace of growth in many emerging economies helped contribute to the volatility in emerging markets stocks during the first half of the reporting period. Most notably, economic growth slowed in several bellwether emerging economies, including China, Brazil, and India. In contrast, many developed countries saw their economies strengthen as their central banks maintained or expanded accommodative monetary policies. Weaker economic activity contributed to the decline in emerging markets stocks in late 2013 and early 2014.

During the last six months of the reporting period, however, stocks in emerging markets benefited from greater investor demand. This was driven partly by improving economic growth in many emerging markets as central banks in developing countries began to implement economic stimulus efforts. Furthermore, better economic conditions in developed countries led to stronger demand for exports, and many emerging economies are major exporters to developed nations. These developments helped fuel a recovery in emerging markets stocks over the last half of the reporting period.

From a regional perspective, emerging equity markets in Latin America generated the best returns, gaining 24% for the reporting period. Brazil, the largest equity market in Latin America, led the region’s advance, gaining more than 30%. Much of those gains occurred in the last three months of the reporting period amid optimism about upcoming national elections. Peru, one of the worst-performing markets in 2013, rebounded strongly in the first eight months of 2014. Chile was the only market in the region to decline for the reporting period as economic growth slowed markedly.

Emerging markets in Asia also performed well, returning 22% for the reporting period. Although nearly every market in the region posted double-digit gains, India was the best performer, rising by more than 50% for the reporting period. A meaningful increase in economic activity and stronger corporate earnings growth propelled the Indian stock market to record highs by the end of the reporting period. Other top-performing markets in the region included the Philippines and Thailand. The laggards among emerging markets in Asia included South Korea and Malaysia.

In contrast to other regions, emerging markets stocks in Eastern Europe declined for the reporting period, falling by approximately 3%. Hungary was the weakest-performing market in the region, declining by more than 17% amid continued economic weakness and armed conflict between Russia and Ukraine, which shares a border with Hungary. Russia’s stock market, the largest in the region, also declined in response to these events. On the positive side, equity markets in Greece and the Czech Republic posted double-digit gains as the economies in both countries began to recover after an extended period of weakness.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® MSCI INDIA ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	51.61%	53.63%	52.42%	51.61%	53.63%	52.42%
Since Inception	8.13%	8.36%	8.73%	22.34%	23.01%	24.08%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,269.40	$3.83	$1,000.00	$1,021.80	$3.41	0.67%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI INDIA ETF

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 51.61%, net of fees, while the total return for the Index was 52.42%.

Indian stocks, as represented by the Index, posted strong performance for the reporting period. The rally in Indian stocks outpaced the broader emerging markets, as measured by the MSCI Emerging Markets Index.

India underwent substantial political and economic change during the reporting period. The Indian government pursued growth-oriented political reform, including reducing fuel subsidies and state ownership of companies, as well as inviting foreign investment in India’s food, airline, broadcasting and electricity industries. India, the largest democracy in the world, is home to a wide variety of political and cultural interests, which made reform less than a foregone conclusion, although investors generally expressed their expectation for successful reform.

Every economic sector in the Index posted returns greater than 20% during the reporting period. The Index’s financials stocks, which represented approximately 19% of the Index on average, delivered the largest contribution to Index returns. Short-term interest rate hikes by the Indian central bank led to a rapid decline in inflation, while policy makers made significant steps toward a regulatory overhaul of India’s financial system. Progress on these longstanding issues led to a sharp increase in financials stocks. Technology stocks also rallied, as high growth expectations and improving economic growth in the United States helped drive performance. Information technology was the second largest contributor to Index performance and the largest sector weighting, representing approximately 21% of the Index on average. The industrials, materials, consumer discretionary and energy sectors were all large contributors to Index performance for the reporting period, as these economically-sensitive sectors benefited from the performance of the overall market.

Sectors that are typically more defensive in nature and portray slower growth potential generally underperformed the more economically-sensitive sectors during the reporting period. As a result, the utilities, telecommunications services and consumer staples sectors lagged the relatively high return of the Index.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Information Technology	21.58%
Financials	19.01
Energy	12.46
Consumer Staples	11.22
Health Care	8.87
Materials	7.58
Consumer Discretionary	6.77
Industrials	5.73
Utilities	3.93
Telecommunication Services	2.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Infosys Ltd.	9.60%
Housing Development Finance Corp. Ltd.	9.24
Reliance Industries Ltd.	7.49
Tata Consultancy Services Ltd.	6.88
ITC Ltd.	4.59
Sun Pharmaceuticals Industries Ltd.	3.60
Hindustan Unilever Ltd.	3.26
Larsen & Toubro Ltd.	2.79
Mahindra & Mahindra Ltd.	2.77
HCL Technologies Ltd.	2.32

TOTAL	52.54%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI INDIA SMALL-CAP ETF

Performance as of August 31, 2014

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	104.53%	104.83%	103.94%	104.53%	104.83%	103.94%
Since Inception	10.05%	9.86%	10.66%	27.81%	27.25%	29.61%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,501.00	$4.66	$1,000.00	$1,021.50	$3.77	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

The iShares MSCI India Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended August 31, 2014, the total return for the Fund was 104.53%, net of fees, while the total return for the Index was 103.94%.

The Index posted exceptionally strong performance for the reporting period. The rally in Indian small-capitalization stocks outpaced the broader Indian stock market, as measured by the MSCI India Index.

India underwent substantial political and economic change during the reporting period. The Indian government pursued growth-oriented political reform, including reducing fuel subsidies and state ownership of companies, as well as inviting foreign investment in India’s food, airline, broadcasting and electricity industries. India, the largest democracy in the world, is home to a wide variety of political and cultural interests, which made reform less than a foregone conclusion, although investors generally expressed their expectation for successful reform.

Every economic sector in the Index delivered positive results during the reporting period. The Index’s financials stocks, which represented approximately 24% of the Index on average, delivered the largest contribution to Index returns. Short-term interest rate hikes by the Indian central bank led to a rapid decline in inflation, while policy makers made strides toward a regulatory overhaul of India’s financial system. Progress on these longstanding issues led to a sharp increase in financial stocks. The industrials and materials sectors were both large contributors to Index returns during the reporting period. Industrials and materials stocks appreciated on rising industrial and manufacturing production during the second half of the reporting period.

Small-capitalization health care stocks also delivered strong performance during the reporting period, as the Indian health care sector continued to grow rapidly due to rising incomes and a large aging population. Technology stocks rallied, as high growth expectations and improving economic growth in the United States helped drive performance. The consumer discretionary sector was also a substantial contributor to Index performance during the reporting period.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments*

Financials	24.65%
Consumer Discretionary	20.06
Industrials	17.40
Materials	10.77
Information Technology	8.91
Consumer Staples	6.20
Health Care	5.74
Utilities	5.69
Energy	0.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

Havells India Ltd.	2.81%
Bharat Forge Ltd.	2.81
Indiabulls Housing Finance Ltd.	2.55
MindTree Ltd.	2.26
MAX India Ltd.	1.89
Tata Global Beverages Ltd.	1.78
Ashok Leyland Ltd.	1.71
Bajaj Finance Ltd.	1.68
CESC Ltd.	1.64
Arvind Ltd.	1.56

TOTAL	20.69%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2014 and held through August 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® MSCI INDIA ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AUTOMOBILES — 6.76%
Bajaj Auto Ltd.	429,030	$15,969,843
Hero Motocorp Ltd.	205,065	8,802,790
Mahindra & Mahindra Ltd.	1,734,075	40,214,080
Tata Motors Ltd.	3,865,995	33,451,560

		98,438,273
BEVERAGES — 0.87%
United Breweries Ltd.	336,420	3,921,111
United Spirits Ltd.	223,020	8,813,664

		12,734,775
CHEMICALS — 1.04%
Asian Paints Ltd.	1,469,475	15,116,122

		15,116,122
COMMERCIAL BANKS — 6.47%
HDFC Bank Ltd.	1,937,320	26,931,877
ICICI Bank Ltd.	1,121,715	28,778,607
Kotak Mahindra Bank Ltd.	157,248	2,688,739
State Bank of India	762,615	30,925,622
Yes Bank Ltd.	527,310	4,971,122

		94,295,967
CONSTRUCTION & ENGINEERING — 2.79%
Larsen & Toubro Ltd.	1,614,060	40,604,196

		40,604,196
CONSTRUCTION MATERIALS — 1.53%
ACC Ltd.	113,400	2,789,308
Ambuja Cements Ltd.	3,477,600	11,823,152
Ultratech Cement Ltd.	181,440	7,624,935

		22,237,395
CONSUMER FINANCE — 1.22%
Mahindra & Mahindra Financial Services Ltd.	1,423,170	6,550,616
Shriram Transport Finance Co. Ltd.	753,165	11,222,382

		17,772,998
DIVERSIFIED FINANCIAL SERVICES — 1.14%
Power Finance Corp. Ltd.	1,349,460	5,561,964
Reliance Capital Ltd.	499,905	4,356,456
Rural Electrification Corp. Ltd.	1,511,055	6,682,459

		16,600,879
ELECTRIC UTILITIES — 1.56%
Power Grid Corp. of India Ltd.	3,982,230	8,478,973
Reliance Infrastructure Ltd.	536,760	6,185,832

Security	Shares	Value

Tata Power Co. Ltd.	5,658,660	$8,075,807

		22,740,612
ELECTRICAL EQUIPMENT — 0.82%
Bharat Heavy Electricals Ltd.	3,006,045	11,934,018

		11,934,018
FOOD PRODUCTS — 1.11%
GlaxoSmithKline Consumer Healthcare Ltd.	51,030	4,484,551
Nestle India Ltd.	118,125	11,735,703

		16,220,254
GAS UTILITIES — 0.81%
GAIL (India) Ltd.	1,618,785	11,828,762

		11,828,762
HEALTH CARE PROVIDERS & SERVICES — 0.52%
Apollo Hospitals Enterprise Ltd.	390,285	7,545,853

		7,545,853
HOUSEHOLD PRODUCTS — 3.25%
Hindustan Unilever Ltd.	3,874,500	47,406,436

		47,406,436
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.55%
NTPC Ltd.	8,437,905	19,106,265
Reliance Power Ltd.[a]	2,855,790	3,508,555

		22,614,820
INDUSTRIAL CONGLOMERATES — 0.94%
Aditya Birla Nuvo Ltd.	190,890	4,573,432
Jaiprakash Associates Ltd.	5,597,235	4,289,246
Siemens Ltd.	362,880	4,750,092

		13,612,770
IT SERVICES — 21.54%
HCL Technologies Ltd.	1,253,070	33,675,740
Infosys Ltd.	2,353,050	139,554,323
Tata Consultancy Services Ltd.	2,407,860	100,090,074
Tech Mahindra Ltd.	286,335	11,150,455
Wipro Ltd.	3,156,300	29,401,756

		313,872,348
LIFE SCIENCES TOOLS & SERVICES — 0.36%
Divi’s Laboratories Ltd.	202,230	5,214,888

		5,214,888
METALS & MINING — 5.00%
Hindalco Industries Ltd.	5,710,635	16,008,224
Jindal Steel & Power Ltd.	1,874,880	7,199,193
JSW Steel Ltd.	432,810	8,870,180

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI INDIA ETF

August 31, 2014

Security	Shares	Value

Sesa Sterlite Ltd.	6,077,295	$27,757,454
Tata Steel Ltd.	1,541,295	13,034,204

		72,869,255
OIL, GAS & CONSUMABLE FUELS — 12.44%
Bharat Petroleum Corp. Ltd.	887,355	10,153,108
Cairn India Ltd.	2,306,745	12,402,366
Coal India Ltd.	2,584,575	15,167,553
Oil & Natural Gas Corp. Ltd.	3,944,430	28,276,649
Oil India Ltd.	614,250	6,229,556
Reliance Industries Ltd.	6,622,560	108,997,209

		181,226,441
PERSONAL PRODUCTS — 1.37%
Dabur India Ltd.	2,641,275	10,124,597
Godrej Consumer Products Ltd.	607,635	9,873,068

		19,997,665
PHARMACEUTICALS — 7.98%
Aurobindo Pharma Ltd.	670,005	9,027,070
Cipla Ltd.	1,763,370	14,942,730
Dr. Reddy’s Laboratories Ltd.	600,075	29,152,292
Piramal Enterprises Ltd.	349,650	3,971,017
Ranbaxy Laboratories Ltd.[a]	649,215	6,854,846
Sun Pharmaceuticals Industries Ltd.	3,711,015	52,304,640

		116,252,595
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.44%
DLF Ltd.	2,184,840	6,383,852

		6,383,852
THRIFTS & MORTGAGE FINANCE — 9.71%
Housing Development Finance Corp. Ltd.	7,591,185	134,422,022
LIC Housing Finance Ltd.	1,410,885	7,036,986

		141,459,008
TOBACCO — 4.58%
ITC Ltd.	11,401,425	66,758,838

		66,758,838
TRADING COMPANIES & DISTRIBUTORS — 0.37%
Adani Enterprises Ltd.	674,730	5,325,119

		5,325,119
TRANSPORTATION INFRASTRUCTURE — 0.81%
Adani Ports & Special Economic Zone Ltd.	2,539,215	11,836,140

		11,836,140

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 2.84%
Bharti Airtel Ltd.	3,062,745	$18,665,179
Idea Cellular Ltd.	5,430,915	14,490,197
Reliance Communications Ltd.	4,296,915	8,214,274

		41,369,650

TOTAL COMMON STOCKS
(Cost: $1,238,196,721)		1,454,269,929

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,153,703	2,153,703

		2,153,703

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,153,703)		2,153,703

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $1,240,350,424)		1,456,423,632
Other Assets, Less Liabilities — 0.03%		470,472

NET ASSETS — 100.00%		$1,456,894,104

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® MSCI INDIA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.58%

AIRLINES — 0.17%
Jet Airways India Ltd.[a]	5,201	$19,045

		19,045
AUTO COMPONENTS — 6.40%
Amtek Auto Ltd.	19,768	76,557
Amtek India Ltd.	15,241	25,519
Apollo Tyres Ltd.	30,254	82,416
Bharat Forge Ltd.	23,569	307,508
MRF Ltd.	329	130,293
Tube Investments of India Ltd.	17,752	81,797

		704,090
AUTOMOBILES — 0.92%
TVS Motor Co. Ltd.	33,019	101,484

		101,484
BEVERAGES — 0.14%
Radico Khaitan Ltd.	12,250	15,797

		15,797
BIOTECHNOLOGY — 1.04%
Biocon Ltd.	14,931	114,185

		114,185
BUILDING PRODUCTS — 0.76%
Kajaria Ceramics Ltd.	7,723	83,403

		83,403
CAPITAL MARKETS — 1.27%
IIFL Holdings Ltd.	41,916	96,259
Religare Enterprises Ltd.[a]	8,155	43,543

		139,802
CHEMICALS — 7.48%
BASF India Ltd.	2,009	39,424
Bayer CropScience Ltd.	2,464	97,151
Berger Paints India Ltd.	20,958	119,106
Coromandel International Ltd.	15,883	67,885
EID Parry India Ltd.[a]	12,412	42,751
Godrej Industries Ltd.	20,111	106,918
Gujarat Fluorochemicals Ltd.	7,476	64,035
Gujarat State Fertilisers & Chemicals Ltd.	38,423	42,741
Linde India Ltd.	4,543	28,435
PI Industries Ltd.	12,250	91,491
Rallis India Ltd.	10,598	40,721
Supreme Industries Ltd.	8,456	82,226

		822,884

Security	Shares	Value

COMMERCIAL BANKS — 5.96%
Allahabad Bank	26,166	$49,137
Andhra Bank	40,999	48,546
DCB Bank Ltd.[a]	25,571	36,030
Indian Bank	16,163	36,332
Jammu & Kashmir Bank Ltd. (The)	5,621	137,876
Karnataka Bank Ltd. (The)	30,598	61,947
Karur Vysya Bank Ltd. (The)	11,348	87,906
Oriental Bank of Commerce	15,015	64,707
State Bank of Bikaner and Jaipur	3,052	29,894
Syndicate Bank	30,905	60,786
Vijaya Bank	57,604	42,861

		656,022
CONSTRUCTION & ENGINEERING — 4.76%
ALSTOM India Ltd.	3,570	28,661
Engineers India Ltd.	20,582	79,353
GMR Infrastructure Ltd.	349,443	145,985
IRB Infrastructure Developers Ltd.	30,821	127,718
Lanco Infratech Ltd.[a]	145,460	20,136
Voltas Ltd.	30,079	121,273

		523,126
CONSTRUCTION MATERIALS — 2.39%
Century Textiles & Industries Ltd.	9,562	93,516
India Cements Ltd.	50,267	93,401
Ramco Cements Ltd. (The)	13,853	76,274

		263,191
CONSUMER FINANCE — 4.42%
Bajaj Finance Ltd.	4,522	184,174
Kailash Auto Finance Ltd.[a]	34,300	18,653
Manappuram Finance Ltd.	69,295	29,634
SE Investments Ltd.	7,749	42,506
SKS Microfinance Ltd.[a]	23,184	113,284
Sundaram Finance Ltd.	6,363	97,993

		486,244
CONTAINERS & PACKAGING — 0.20%
Ess Dee Aluminium Ltd.	2,615	21,666

		21,666
DIVERSIFIED FINANCIAL SERVICES — 1.93%
Credit Analysis & Research Ltd.	2,436	50,559
Global Infratech & Finance Ltd.[a]	11,039	2,037
IFCI Ltd.	153,771	85,147
PMC Fincorp Ltd.	2,905	38,151
SREI Infrastructure Finance Ltd.	50,687	36,587

		212,481

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

ELECTRIC UTILITIES — 2.11%
CESC Ltd.	15,680	$179,720
Torrent Power Ltd.	23,464	51,835

		231,555
ELECTRICAL EQUIPMENT — 4.61%
Amara Raja Batteries Ltd.	10,382	94,470
Havells India Ltd.	65,863	308,475
Suzlon Energy Ltd.[a]	293,742	104,320

		507,265
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.95%
Redington India Ltd.	60,228	104,218

		104,218
FOOD PRODUCTS — 5.37%
Balrampur Chini Mills Ltd.	24,705	29,293
Britannia Industries Ltd.	7,497	153,560
Kaveri Seed Co. Ltd.	4,193	62,508
McLeod Russel India Ltd.	9,501	46,065
Rasoya Proteins Ltd.[a]	176,792	50,112
Shree Renuka Sugars Ltd.	102,405	32,740
Tata Global Beverages Ltd.	78,486	194,663
Zydus Wellness Ltd.	2,205	22,259

		591,200
GAS UTILITIES — 1.87%
Gujarat Gas Co. Ltd.	9,226	67,857
Gujarat State Petronet Ltd.	49,091	69,171
Indraprastha Gas Ltd.	11,034	68,644

		205,672
HEALTH CARE PROVIDERS & SERVICES — 0.35%
Fortis Healthcare Ltd.[a]	19,425	38,431

		38,431
HOTELS, RESTAURANTS & LEISURE — 2.45%
Cox & Kings Ltd.	13,496	66,168
EIH Ltd.	25,914	46,229
Indian Hotels Co. Ltd.[a]	99,050	157,602

		269,999
HOUSEHOLD DURABLES — 1.55%
Bajaj Electricals Ltd.	5,210	24,397
TTK Prestige Ltd.	583	44,970
Videocon Industries Ltd.	15,694	43,373
Whirlpool of India Ltd.[a]	7,413	57,601

		170,341

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.34%
Jyothy Laboratories Ltd.	10,073	$36,911

		36,911
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.00%
Jaiprakash Power Ventures Ltd.[a]	149,849	34,943
PTC India Ltd.	52,255	75,093

		110,036
INSURANCE — 1.88%
MAX India Ltd.	38,557	206,828

		206,828
INTERNET SOFTWARE & SERVICES — 1.38%
Just Dial Ltd.[a]	5,593	151,844

		151,844
IT SERVICES — 5.27%
eClerx Services Ltd.	3,507	78,615
Hexaware Technologies Ltd.	26,240	69,146
MindTree Ltd.	13,370	248,242
Mphasis Ltd.	18,886	138,688
Polaris Financial Technology Ltd.	12,733	45,168

		579,859
MACHINERY — 4.92%
Ashok Leyland Ltd.[a]	311,353	187,028
Greaves Cotton Ltd.	11,809	25,309
Jain Irrigation Systems Ltd.	72,284	106,079
Lakshmi Machine Works Ltd.	546	35,426
SKF India Ltd.	2,863	54,082
Thermax Ltd.	9,423	133,379

		541,303
MEDIA — 2.83%
DEN Networks Ltd.[a]	10,536	28,867
Dish TV India Ltd.[a]	77,882	68,923
Hathway Cable & Datacom Ltd.[a]	16,912	76,296
Jagran Prakashan Ltd.	24,395	47,640
PVR Ltd.	3,374	37,860
TV18 Broadcast Ltd.[a]	107,569	51,498

		311,084
METALS & MINING — 0.65%
Maharashtra Seamless Ltd.	6,069	35,626
MOIL Ltd.	7,434	36,178

		71,804

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

August 31, 2014

Security	Shares	Value

MULTILINE RETAIL — 0.62%
Shoppers Stop Ltd.	4,628	$34,558
Trent Ltd.	1,785	33,536

		68,094
OIL, GAS & CONSUMABLE FUELS — 0.57%
Gujarat Mineral Development Corp. Ltd.	26,355	63,173

		63,173
PERSONAL PRODUCTS — 0.32%
Bajaj Corp. Ltd.	7,977	35,396

		35,396
PHARMACEUTICALS — 4.33%
Alembic Pharmaceuticals Ltd.	11,676	71,416
AstraZeneca Pharma India Ltd.[a]	1,428	23,136
FDC Ltd.	10,584	27,759
Natco Pharma Ltd.	1,911	37,926
Sun Pharma Advanced Research Co. Ltd.[a]	17,537	56,689
Torrent Pharmaceuticals Ltd.	10,584	145,251
Unichem Laboratories Ltd.	8,254	30,272
Wockhardt Ltd.	7,343	83,607

		476,056
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.19%
Anant Raj Industries Ltd.[a]	20,552	18,662
Delta Corp. Ltd.	12,978	18,404
Godrej Properties Ltd.	10,766	39,778
Housing Development & Infrastructure Ltd.[a]	65,520	97,611
Indiabulls Real Estate Ltd.	50,729	57,517
Oberoi Realty Ltd.	11,627	45,374
Prestige Estates Projects Ltd.	21,154	77,706
Sobha Developers Ltd.	12,145	91,008
Unitech Ltd.[a]	347,886	124,409

		570,469
SOFTWARE — 1.28%
KPIT Technologies Ltd.	17,997	43,940
NIIT Technologies Ltd.	7,338	43,486
Vakrangee Ltd.	25,151	53,489

		140,915
TEXTILES, APPAREL & LUXURY GOODS — 5.20%
Arvind Ltd.	36,162	170,858
Bata India Ltd.	3,325	70,029
Bombay Dyeing & Manufacturing Co. Ltd.	27,678	31,313

Security	Shares	Value

Page Industries Ltd.	1,323	$155,283
Rajesh Exports Ltd.	22,512	52,793
Raymond Ltd.	8,715	65,298
Vardhman Textiles Ltd.	3,661	26,929

		572,503
THRIFTS & MORTGAGE FINANCE — 3.90%
Dewan Housing Finance Corp. Ltd.	13,286	78,089
Gruh Finance Ltd.	20,958	71,823
Indiabulls Housing Finance Ltd.	44,870	279,144

		429,056
TRANSPORTATION INFRASTRUCTURE — 2.11%
Gateway Distriparks Ltd.	12,866	55,934
Gujarat Pipavav Port Ltd.[a]	58,590	138,557
GVK Power & Infrastructure Ltd.[a]	168,686	37,946

		232,437
WATER UTILITIES — 0.69%
Tech Wabag Ltd.	3,276	76,177

		76,177

TOTAL COMMON STOCKS
(Cost: $8,623,157)		10,956,046

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	24,188	24,188

		24,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,188)		24,188

TOTAL INVESTMENTS IN SECURITIES — 99.80%
(Cost: $8,647,345)		10,980,234
Other Assets, Less Liabilities — 0.20%		22,273

NET ASSETS — 100.00%		$11,002,507

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Statements of Assets and Liabilities

iSHARES® TRUST

August 31, 2014

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,238,196,721	$8,623,157
Affiliated (Note 2)	2,153,703	24,188

Total cost of investments	$1,240,350,424	$8,647,345

Investments in securities, at fair value (Note 1):
Unaffiliated	$1,454,269,929	$10,956,046
Affiliated (Note 2)	2,153,703	24,188

Total fair value of investments	1,456,423,632	10,980,234
Foreign currency, at value[a]	539,603	5,158
Receivables:
Investment securities sold	9,119,138	91,590
Dividends and interest	816,807	8,281
Capital shares sold	15,331,158	—

Total Assets	1,482,230,338	11,085,263

LIABILITIES
Payables:
Investment securities purchased	24,573,792	75,983
Investment advisory fees (Note 2)	762,442	6,773

Total Liabilities	25,336,234	82,756

NET ASSETS	$1,456,894,104	$11,002,507

Net assets consist of:
Paid-in capital	$1,261,897,662	$8,868,377
Undistributed net investment income	4,244,466	35,249
Accumulated net realized loss	(25,270,245)	(233,876)
Net unrealized appreciation	216,022,221	2,332,757

NET ASSETS	$1,456,894,104	$11,002,507

Shares outstanding[b]	47,250,000	350,000

Net asset value per share	$30.83	$31.44

[a]	Cost of foreign currency: $539,603 and $5,158, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations

iSHARES® TRUST

Year ended August 31, 2014

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$15,424,089	$108,719
Interest — affiliated (Note 2)	69	1

Total investment income	15,424,158	108,720

EXPENSES
Investment advisory fees (Note 2)	4,667,909	44,744
Mauritius income taxes (Note 1)	194,774	—

Total expenses	4,862,683	44,744

Net investment income	10,561,475	63,976

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,420,499	(8,673)
Foreign currency transactions	(1,615,048)	(9,152)

Net realized loss	(194,549)	(17,825)

Net change in unrealized appreciation/depreciation on:
Investments	235,293,820	3,646,504
Translation of assets and liabilities in foreign currencies	(19,612)	(79)

Net change in unrealized appreciation/depreciation	235,274,208	3,646,425

Net realized and unrealized gain	235,079,659	3,628,600

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$245,641,134	$3,692,576

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	17

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF
	Year ended August 31, 2014	Year ended August 31, 2013	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,561,475	$2,056,668	$63,976	$38,970
Net realized loss	(194,549)	(27,064,226)	(17,825)	(186,188)
Net change in unrealized appreciation/depreciation	235,274,208	(16,868,772)	3,646,425	(526,503)

Net increase (decrease) in net assets resulting from operations	245,641,134	(41,876,330)	3,692,576	(673,721)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,414,788)	(833,574)	(40,422)	(62,040)

Total distributions to shareholders	(5,414,788)	(833,574)	(40,422)	(62,040)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,062,107,375	424,062,204	6,586,572	31
Cost of shares redeemed	(52,252,011)	(192,489,290)	(1,559,791)	(1,178,934)

Net increase (decrease) in net assets from capital share transactions	1,009,855,364	231,572,914	5,026,781	(1,178,903)

INCREASE (DECREASE) IN NET ASSETS	1,250,081,710	188,863,010	8,678,935	(1,914,664)

NET ASSETS
Beginning of year	206,812,394	17,949,384	2,323,572	4,238,236

End of year	$1,456,894,104	$206,812,394	$11,002,507	$2,323,572

Undistributed net investment income included in net assets at end of year	$4,244,466	$711,974	$35,249	$20,958

SHARES ISSUED AND REDEEMED
Shares sold	39,300,000	17,250,000	250,000	—
Shares redeemed	(2,150,000)	(7,950,000)	(50,000)	(50,000)

Net increase (decrease) in shares outstanding	37,150,000	9,300,000	200,000	(50,000)

See notes to consolidated financial statements.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI India ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 2, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$20.48	$22.44	$25.55

Income from investment operations:
Net investment income[b]	0.40	0.41	0.21
Net realized and unrealized gain (loss)[c]	10.12	(2.29)	(3.24)

Total from investment operations	10.52	(1.88)	(3.03)

Less distributions from:
Net investment income	(0.17)	(0.08)	(0.08)

Total distributions	(0.17)	(0.08)	(0.08)

Net asset value, end of period	$30.83	$20.48	$22.44

Total return	51.61%	(8.47)%	(11.84)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,456,894	$206,812	$17,949
Ratio of expenses to average net assets[e]	0.68%	0.67%	0.67%
Ratio of net investment income to average net assets[e]	1.47%	1.69%	1.61%
Portfolio turnover rate[f]	22%	176%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the years ended August 31, 2014, August 31, 2013, and the period ended August 31, 2012 were 14%, 22% and 4%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	19

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI India Small-Cap ETF

	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$15.49	$21.19	$25.10

Income from investment operations:
Net investment income[b]	0.26	0.21	0.21
Net realized and unrealized gain (loss)[c]	15.84	(5.59)	(4.12)

Total from investment operations	16.10	(5.38)	(3.91)

Less distributions from:
Net investment income	(0.15)	(0.32)	(0.00)[d]

Total distributions	(0.15)	(0.32)	(0.00)[d]

Net asset value, end of period	$31.44	$15.49	$21.19

Total return	104.53%[e]	(25.98)%	(15.57)%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,003	$2,324	$4,238
Ratio of expenses to average net assets[g]	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets[g]	1.06%	0.92%	1.62%
Portfolio turnover rate[h]	54%	26%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 104.39%.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 28%, 26% and 6%, respectively. See Note 4.

See notes to consolidated financial statements.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI India	Non-diversified
MSCI India Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of August 31, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2014, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, each Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Further, each Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to its Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiaries’ ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Funds may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Funds, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI India	0.65%
MSCI India Small-Cap	0.74

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI India	$1,170,422,199	$156,494,782
MSCI India Small-Cap	8,229,386	3,215,806

There were no in-kind transactions for the year ended August 31, 2014.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2014, attributable to passive foreign investment companies and foreign currency transactions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
MSCI India	$—	$(1,614,195)	$1,614,195
MSCI India Small-cap	—	(9,263)	9,263

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 was as follows:

iShares ETF	2014	2013
MSCI India
Ordinary income	$5,414,788	$833,574

MSCI India Small-cap
Ordinary income	$40,422	$62,040

As of August 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
MSCI India	$5,883,100	$(1,531,198)	$190,644,540	$194,996,442
MSCI India Small-Cap	47,990	(96,711)	2,182,851	2,134,130

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of August 31, 2014, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI India	$1,531,198
MSCI India Small-Cap	96,711

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	27

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of August 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI India	$1,265,728,105	$223,682,644	$(32,987,117)	$190,695,527
MSCI India Small-Cap	8,797,251	2,540,118	(357,135)	2,182,983

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of iShares MSCI India ETF and iShares MSCI India Small-Cap ETF and their subsidiaries (the “Funds”) at August 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and consolidated financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 22, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

Tax Information (Unaudited)

iSHARES® TRUST

For year ended August 31, 2014, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI India	$15,424,089	$194,774
MSCI India Small-Cap	108,719	—

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended August 31, 2014:

iShares ETF	Qualified Dividend Income
MSCI India	$5,609,562
MSCI India Small-Cap	40,422

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	31

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI India	$0.156992	$—	$0.015751	$0.172743	91%	—%	9%	100%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	35

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI India ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.35%
Greater than 2.5% and Less than 3.0%	4	0.71
Greater than 2.0% and Less than 2.5%	7	1.24
Greater than 1.5% and Less than 2.0%	11	1.95
Greater than 1.0% and Less than 1.5%	67	11.88
Greater than 0.5% and Less than 1.0%	103	18.26
Between 0.5% and –0.5%	250	44.33
Less than –0.5% and Greater than –1.0%	74	13.12
Less than –1.0% and Greater than –1.5%	30	5.32
Less than –1.5% and Greater than –2.0%	12	2.13
Less than –2.0% and Greater than –2.5%	3	0.53
Less than –2.5% and Greater than –3.0%	1	0.18

	564	100.00%

iShares MSCI India Small-Cap ETF

Period Covered: April 1, 2012 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	3	0.53%
Greater than 4.0% and Less than 4.5%	3	0.53
Greater than 3.5% and Less than 4.0%	7	1.24
Greater than 3.0% and Less than 3.5%	5	0.89
Greater than 2.5% and Less than 3.0%	10	1.77
Greater than 2.0% and Less than 2.5%	18	3.19
Greater than 1.5% and Less than 2.0%	31	5.50
Greater than 1.0% and Less than 1.5%	38	6.74
Greater than 0.5% and Less than 1.0%	102	18.09
Between 0.5% and –0.5%	228	40.42
Less than –0.5% and Greater than –1.0%	62	10.99
Less than –1.0% and Greater than –1.5%	37	6.56
Less than –1.5% and Greater than –2.0%	14	2.48
Less than –2.0% and Greater than –2.5%	5	0.89
Less than –2.5%	1	0.18

	564	100.00%

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 312 funds (as of August 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	37

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	39

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-89-0814

AUGUST 31, 2014

2014 ANNUAL REPORT

iShares Trust

➢	iShares Currency Hedged MSCI EMU ETF | HEZU | NYSE Arca
➢	iShares Currency Hedged MSCI Germany ETF | HEWG | NYSE Arca
➢	iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

INTERNATIONAL MARKET OVERVIEW

International equities rose during the 12-month period ended August 31, 2014, as modest economic growth and solid corporate profits offset concerns about global growth, the banking system and geopolitical events. Monetary policy continued to be a driving force for international equities, as several countries took steps to stimulate economic growth (as measured by gross domestic product, or “GDP”). The European Central Bank (“ECB”) cut interest rates several times, the Bank of Japan continued its bond purchasing efforts, and the U.S. Federal Reserve Bank (the “Fed”) reduced its unprecedented stimulus program.

Accommodative monetary policy and improving global growth led to a sustained rally in international equities from September to December 2013. However, events in early 2014 dampened the rally, as slow economic growth in the U.S. and China and the conflict in Ukraine raised concerns for international investors. In the final months of the reporting period, stagnant European growth, a Portuguese bank default and military escalation in Ukraine dampened international markets’ performance, particularly in Europe. Despite these challenges, most international markets finished with a solid return for the reporting period.

North American markets delivered strong gains during the reporting period. The U.S. economy strengthened in the latter half of the reporting period, as the combination of accommodative monetary policy, low inflation, steady job growth and rising corporate profits drove economic growth. Canada and Mexico also generated steady economic growth and rising stock prices during the reporting period.

Asian markets advanced during the reporting period, as investors generally embraced the region’s progress toward economic and political reform. Slow global growth presented new challenges for China and India after rapid economic growth in past decades. China, India and Japan, the three largest economies in the region, pursued dramatic changes to improve their competitive edge in the changing global economy.

China, Asia’s largest economy, continued to transition from an economy based on investment and manufacturing toward one based on consumption and services, which led to slowing economic growth. India underwent substantial political and economic change during the reporting period. The Bank of India made significant progress on curbing inflation, while the Indian government pursued growth-oriented political reform. By contrast, Japan attempted to reignite economic growth with monetary stimulus and political reform after twenty years of economic stagnation.

European equities posted solid gains while trailing developed markets in Asia and North America. Europe took steps toward an economic recovery during the reporting period after enduring a financial crisis and an economic recession. Europe’s uneven path to recovery included an improving credit environment and lower interest rates, as well as declining inflation and stagnant demand. France and Germany were mired in sluggish economic growth, while the United Kingdom expanded at a moderate pace during the reporting period. Spain and Italy experienced dramatically improving credit markets and lower interest rates, helping to revive investors’ interest in Spanish and Italian financial markets. European equity markets declined during the final months of the reporting period, as fear of economic stagnation and declining prices spurred the ECB to consider additional monetary support.

At the highest level, economic crosscurrents rippled across markets, while the ebb and flow of geopolitical risks drove market performance during the reporting period. International markets advanced through the uncertainty, as investors welcomed moderate global growth, low inflation and improving credit conditions.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CURRENCY HEDGED MSCI EMU ETF

Performance as of August 31, 2014

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(1.11)%	(1.03)%	(0.72)%

The inception date of the Fund was 7/9/14. The first day of secondary market trading was 7/10/14.

For the fiscal period ended 8/31/14, the Fund did not have six months of performance and therefore line graphs are not presented.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (7/9/14) [a]	Ending Account Value (8/31/14)	Expenses Paid During Period [b,c]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$988.90	$0.06	$1,000.00	$1,025.00	$0.20	0.04%

[a]	The beginning of the period (commencement of operations) is July 9, 2014.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (53 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

The iShares Currency Hedged MSCI EMU ETF (the “Fund”) seeks to track the investment results of an index composed of equities within the European Monetary Union while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EMU 100% Hedged to USD Index (the “Index”).

The Index applies a one-month forward rate to the total value of the non-U.S. dollar denominated securities included in the Index to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EMU ETF. For the period from July 9, 2014 (inception date of the Fund) through August 31, 2014 (the “reporting period”), the total return for the Fund was -1.11%, net of fees, while the total return for the Index was -0.72%. Measured in local currency, the MSCI EMU Index returned -0.82% for the reporting period.

Currency hedged European equities, as represented by the Index, declined modestly during the short reporting period, reflecting the slow pace of economic recovery in the region.

After achieving only modest levels of growth in previous quarters, economic growth in the eurozone stagnated in the second quarter of 2014. Equity markets in the eurozone generally declined in July 2014 on concerns that the region’s economic recovery was slowing, but recovered somewhat in August 2014 in apparent anticipation that the slowing economic environment might prompt further stimulus, including quantitative easing, by the European Central Bank.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CURRENCY HEDGED MSCI EMU ETF

Within the Index, country performance in local currency terms was mixed for the reporting period. France represented 32% of the Index on average during the reporting period. French equities as a group achieved nearly flat returns and contributed slightly to Index results. France’s economy, like that of the region, stagnated in the second quarter of 2014 amid weak consumer spending and business investment. The Netherlands, Finland, and Belgium also contributed slightly to Index results. Spain, at 12% of the Index on average, contributed negligible returns to Index performance.

Germany, which comprised an average of 30% of the Index, detracted from Index results. Although the German economy expanded 0.7% in the first quarter of 2014 over the previous quarter, its fastest growth rate in three years, it contracted 0.2% in the second quarter of 2014. Italy, Portugal, and Austria also detracted slightly from Index returns.

PORTFOLIO ALLOCATION1 As of 8/31/14

Sector	Percentage of Total Investments [2]

Financials	23.50%
Industrials	13.12
Consumer Discretionary	12.66
Consumer Staples	10.15
Health Care	8.36
Materials	8.06
Energy	6.86
Utilities	6.37
Telecommunication Services	5.55
Information Technology	5.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1 As of 8/31/14

Security	Percentage of Total Investments [2]

Total SA (France)	3.49%
Sanofi (France)	3.22
Banco Santander SA (Spain)	2.96
Bayer AG Registered (Germany)	2.74
Siemens AG Registered (Germany)	2.46
BASF SE (Germany)	2.34
Anheuser-Busch InBev NV (Belgium)	2.21
Daimler AG Registered (Germany)	1.95
Allianz SE Registered (Germany)	1.92
SAP SE (Germany)	1.77

TOTAL	25.06%

[1]	Reflects the portfolio allocation and ten largest holdings of the iShares MSCI EMU ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

Performance as of August 31, 2014

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.79%	1.92%	1.34%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$977.50	$0.30	$1,000.00	$1,024.90	$0.31	0.06%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (the “Index”).

The Index applies a one-month forward rate to the total value of the non-U.S. dollar denominated securities included in the Index to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF. For the period from January 31, 2014 (inception date of the Fund) through August 31, 2014 (the “reporting period”), the total return for the Fund was 1.79%, net of fees, while the total return for the Index was 1.34%. Measured in local currency, the MSCI Germany Index returned 1.16% for the reporting period.

Currency hedged German equities, as represented by the Index, achieved modestly positive results for the reporting period, but lagged the performance of broad international indices.

Germany experienced uneven economic expansion throughout the reporting period, as the eurozone struggled with economic recovery and a conflict in Ukraine posed a potential threat to German trade. Economic growth as represented by GDP grew 0.7% in the first quarter of 2014 over the previous quarter, its fastest growth rate in three years and the strongest growth rate among eurozone countries, but contracted 0.2% in the second quarter of 2014. Industrial output levels were also uneven throughout the reporting period. Factory orders shrank markedly in June 2014 as tensions surrounding the geopolitical crisis in Ukraine mounted, but rebounded in July 2014.

Within the Index, sector performance in local currency terms was mixed for the reporting period. The health care sector was the largest positive contributor to Index returns. The information technology and materials sectors also contributed to Index returns, as did the utilities sector. The financials, consumer discretionary, and consumer staples sectors were notable detractors from overall Index returns.

PORTFOLIO ALLOCATION1 As of 8/31/14

Sector	Percentage of Total Investments [2]

Consumer Discretionary	20.80%
Financials	16.94
Materials	14.29
Industrials	13.88
Health Care	13.85
Information Technology	7.62
Utilities	4.71
Telecommunication Services	4.14
Consumer Staples	3.77

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1 As of 8/31/14

Security	Percentage of Total Investments [2]

Bayer AG Registered	9.41%
Siemens AG Registered	8.43
BASF SE	8.02
Daimler AG Registered	6.69
Allianz SE Registered	6.61
SAP SE	6.08
Deutsche Bank AG Registered	4.01
Deutsche Telekom AG Registered	3.95
Bayerische Motoren Werke AG	3.27
Linde AG	3.12

TOTAL	59.59%

[1]	Reflects the portfolio allocation and ten largest holdings of the iShares MSCI Germany ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

Performance as of August 31, 2014

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	7.05%	7.05%	5.09%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,046.90	$0.05	$1,000.00	$1,025.20	$0.05	0.01%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (the “Index”).

The Index applies a one-month forward rate to the total value of the non-U.S. dollar denominated securities included in the Index to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF. For the period from January 31, 2014 (inception date of the Fund) through August 31, 2014 (the “reporting period”), the total return for the Fund was 7.05%, net of fees, while the total return for the Index was 5.09%. Measured in local currency, the MSCI Japan Index returned 4.96% for the reporting period.

Currency hedged Japanese equities, as represented by the Index, achieved positive results in an environment of considerable market volatility during the reporting period.

During the reporting period, conflicting economic data revealed uneven economic growth levels, and an increase in the consumption tax rate curbed consumer spending. Although these events created a volatile environment that persisted throughout the reporting period, equities finished the reporting period with solid gains overall.

Within the Index, sector performance in local currency terms was mixed for the reporting period. The industrials sector was the largest contributing sector to Index performance. Industrials stocks as a group achieved gains early in the reporting period as economic conditions strengthened, but lagged in the final months of the reporting period, as the higher consumption tax placed a crimp on consumer demand. The information technology and health care sectors were also meaningful contributors to Index results. Consumer discretionary and consumer staples stocks collectively contributed. Consumer spending spiked to a record high in the first quarter of 2014 in anticipation of the consumption tax increase in April 2014, and then dropped sharply in the second quarter of 2014. The financials and utilities sectors detracted modestly from Index returns for the reporting period.

PORTFOLIO ALLOCATION1 As of 8/31/14

Sector	Percentage of Total Investments [2]

Consumer Discretionary	20.60%
Industrials	20.28
Financials	19.45
Information Technology	11.13
Consumer Staples	6.86
Health Care	6.58
Materials	5.87
Telecommunication Services	5.66
Utilities	2.35
Energy	1.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1 As of 8/31/14

Security	Percentage of Total Investments [2]

Toyota Motor Corp.	5.72%
Mitsubishi UFJ Financial Group Inc.	2.68
SoftBank Corp.	2.51
Honda Motor Co. Ltd.	2.01
Sumitomo Mitsui Financial Group Inc.	1.88
Mizuho Financial Group Inc.	1.60
Japan Tobacco Inc.	1.41
Hitachi Ltd.	1.39
Canon Inc.	1.39
Takeda Pharmaceutical Co. Ltd.	1.29

TOTAL	21.88%

[1]	Reflects the portfolio allocation and ten largest holdings of the iShares MSCI Japan ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2014 (or commencement of operations, as applicable) and held through August 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CURRENCY HEDGED MSCI EMU ETF

August 31, 2014

Security	Shares	Value
INVESTMENT COMPANIES — 99.65%

EXCHANGE-TRADED FUNDS — 99.65%
iShares MSCI EMU ETF[a]	93,230	$3,717,080

		3,717,080

TOTAL INVESTMENT COMPANIES
(Cost: $3,814,663)		3,717,080

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	3,692	3,692

		3,692

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,692)		3,692

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $3,818,355)		3,720,772
Other Assets, Less Liabilities — 0.25%		9,155

NET ASSETS — 100.00%		$3,729,927

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of August 31, 2014 were as follows:

Currency to be Delivered	Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR 5,518,690	USD 7,324,696	09/03/14	CITI	$73,413
EUR 2,847,345	USD 3,752,488	10/03/14	CITI	10,593

				84,006

USD 7,271,751	EUR 5,518,690	09/03/14	CITI	(20,468)

	Net Unrealized Appreciation			$63,538

Counterparties:

CITI — Citibank N.A.

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

August 31, 2014

Security	Shares	Value
INVESTMENT COMPANIES — 99.66%

EXCHANGE-TRADED FUNDS — 99.66%
iShares MSCI Germany ETF[a]	1,791,847	$51,820,215

		51,820,215

TOTAL INVESTMENT COMPANIES
(Cost: $56,837,967)		51,820,215

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	34,659	34,659

		34,659

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,659)		34,659

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $56,872,626)		51,854,874
Other Assets, Less Liabilities — 0.27%		140,294

NET ASSETS — 100.00%		$51,995,168

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of August 31, 2014 were as follows:

Currency to be Delivered	Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR 76,880,000	USD 102,053,445	09/03/14	CITI	$1,036,973
EUR 39,756,000	USD 52,397,980	10/06/14	CITI	150,724

				1,187,697

USD 101,326,784	EUR 76,880,000	09/03/14	CITI	(310,312)

	Net Unrealized Appreciation			$877,385

Counterparties:

CITI — Citibank N.A.

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See notes to financial statements.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

August 31, 2014

Security	Shares	Value
INVESTMENT COMPANIES — 99.70%

EXCHANGE-TRADED FUNDS — 99.70%
iShares MSCI Japan ETF[a]	2,748,694	$32,434,589

		32,434,589

TOTAL INVESTMENT COMPANIES
(Cost: $32,617,777)		32,434,589

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	18,702	18,702

		18,702

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,702)		18,702

TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $32,636,479)		32,453,291
Other Assets, Less Liabilities — 0.24%		77,695

NET ASSETS — 100.00%		$32,530,986

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of August 31, 2014 were as follows:

Currency to be Delivered		Currency to be Received		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
JPY	6,910,828,000	USD	66,948,048	09/03/14	CITI	$526,519
JPY	3,384,342,000	USD	32,620,656	10/03/14	CITI	85,428

						611,947

USD	66,572,393	JPY	6,910,828,000	09/03/14	CITI	(150,864)

			Net Unrealized Appreciation			$461,083

Counterparties:

CITI – Citibank N.A.

Currency abbreviations:

JPY – Japanese Yen

USD – United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Statements of Assets and Liabilities

iSHARES® TRUST

August 31, 2014

	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$3,818,355	$56,872,626	$32,636,479

Total cost of investments	$3,818,355	$56,872,626	$32,636,479

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$3,720,772	$51,854,874	$32,453,291

Total fair value of investments	3,720,772	51,854,874	32,453,291
Receivables:
Unrealized appreciation on forward currency contracts (Note 1)	84,006	1,187,697	611,947
Capital shares sold	—	33,023	—

Total Assets	3,804,778	53,075,594	33,065,238

LIABILITIES
Payables:
Investment securities purchased	54,289	767,800	383,276
Unrealized depreciation on forward currency contracts (Note 1)	20,468	310,312	150,864
Investment advisory fees (Note 2)	94	2,314	112

Total Liabilities	74,851	1,080,426	534,252

NET ASSETS	$3,729,927	$51,995,168	$32,530,986

Net assets consist of:
Paid-in capital	$3,715,160	$55,242,241	$32,123,189
Accumulated net realized gain	48,812	893,294	129,902
Net unrealized appreciation (depreciation)	(34,045)	(4,140,367)	277,895

NET ASSETS	$3,729,927	$51,995,168	$32,530,986

Shares outstanding[a]	150,000	2,200,000	1,300,000

Net asset value per share	$24.87	$23.63	$25.02

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Period ended August 31, 2014

	iShares Currency Hedged MSCI EMU ETF[a]	iShares Currency Hedged MSCI Germany ETF[b]	iShares Currency Hedged MSCI Japan ETF[b]

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$—	$1,019,253	$59,683

Total investment income	—	1,019,253	59,683

EXPENSES
Investment advisory fees (Note 2)	2,538	72,806	33,337

Total expenses	2,538	72,806	33,337
Less investment advisory fees waived (Note 2)	(2,356)	(64,884)	(32,914)

Net expenses	182	7,922	423

Net investment income (loss)	(182)	1,011,331	59,260

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	—	(55,902)	(1,956)
Foreign currency transactions	48,994	953,900	132,096

Net realized gain	48,994	897,998	130,140

Net change in unrealized appreciation/depreciation on:
Investments	(97,583)	(5,017,752)	(183,188)
Forward currency contracts	63,538	877,385	461,083

Net change in unrealized appreciation/depreciation	(34,045)	(4,140,367)	277,895

Net realized and unrealized gain (loss)	14,949	(3,242,369)	408,035

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,767	$(2,231,038)	$467,295

[a]	For the period from July 9, 2014 (commencement of operations) to August 31, 2014.
[b]	For the period from January 31, 2014 (commencement of operations) to August 31, 2014.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF
	Period from July 9, 2014[a] to August 31, 2014	Period from January 31, 2014[a] to August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(182)	$1,011,331
Net realized gain	48,994	897,998
Net change in unrealized appreciation/depreciation	(34,045)	(4,140,367)

Net increase (decrease) in net assets resulting from operations	14,767	(2,231,038)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,011,331)
From net realized gain	—	(4,704)

Total distributions to shareholders	—	(1,016,035)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,715,160	55,242,241

Net increase in net assets from capital share transactions	3,715,160	55,242,241

INCREASE IN NET ASSETS	3,729,927	51,995,168

NET ASSETS
Beginning of period	—	—

End of period	$3,729,927	$51,995,168

SHARES ISSUED
Shares sold	150,000	2,200,000

Net increase in shares outstanding	150,000	2,200,000

[a]	Commencement of operations.

See notes to financial statements.

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares Currency Hedged MSCI Japan ETF
Period from January 31, 2014[a] to August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$59,260
Net realized gain	130,140
Net change in unrealized appreciation/depreciation	277,895

Net increase in net assets resulting from operations	467,295

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(59,260)
From net realized gain	(238)

Total distributions to shareholders	(59,498)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,123,189

Net increase in net assets from capital share transactions	32,123,189

INCREASE IN NET ASSETS	32,530,986

NET ASSETS
Beginning of period	—

End of period	$32,530,986

SHARES ISSUED
Shares sold	1,300,000

Net increase in shares outstanding	1,300,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Currency Hedged MSCI EMU ETF

Period from Jul. 9, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$25.14

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized loss[d]	(0.27)

Total from investment operations	(0.27)

Net asset value, end of period	$24.87

Total return	(1.11)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,730
Ratio of expenses to average net assets[f,g]	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%
Ratio of net investment loss to average net assets[f]	(0.04)%
Portfolio turnover rate[h,i]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying fund.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 67 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Currency Hedged MSCI Germany ETF

Period from Jan. 31, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$23.68

Income from investment operations:
Net investment income[b]	1.04
Net realized and unrealized loss[c]	(0.59)

Total from investment operations	0.45

Less distributions from:
Net investment income	(0.50)
Net realized gain	(0.00)[d]

Total distributions	(0.50)

Net asset value, end of period	$23.63

Total return	1.79%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$51,995
Ratio of expenses to average net assets[f,g]	0.06%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%
Ratio of net investment income to average net assets[f]	7.36%
Portfolio turnover rate[h,i]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying fund.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 68 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights (Continued)

iSHARES® TRUST
(For a share outstanding throughout the period)

iShares Currency Hedged MSCI Japan ETF

Period from Jan. 31, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$23.53

Income from investment operations:
Net investment income[b]	0.13
Net realized and unrealized gain[c]	1.53

Total from investment operations	1.66

Less distributions from:
Net investment income	(0.17)
Net realized gain	(0.00)[d]

Total distributions	(0.17)

Net asset value, end of period	$25.02

Total return	7.05%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,531
Ratio of expenses to average net assets[f,g]	0.01%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%
Ratio of net investment income to average net assets[f]	0.94%
Portfolio turnover rate[h,i]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying fund.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 69 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI EMU[a]	Non-diversified
Currency Hedged MSCI Germany[b]	Non-diversified
Currency Hedged MSCI Japan[b]	Non-diversified

[a]	The Fund commenced operations on July 9, 2014.
[b]	The Fund commenced operations on January 31, 2014.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares, Inc. (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying funds can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI EMU
Assets:
Exchange-Traded Funds	$3,717,080	$—	$—	$3,717,080
Money Market Funds	3,692	—	—	3,692
Forward Currency Contracts[a]	—	84,006	—	84,006

	$3,720,772	$84,006	$—	$3,804,778

Liabilities:
Forward Currency Contracts[a]	$—	$(20,468)	$—	$(20,468)

Currency Hedged MSCI Germany
Assets:
Exchange-Traded Funds	$51,820,215	$—	$—	$51,820,215
Money Market Funds	34,659	—	—	34,659
Forward Currency Contracts[a]	—	1,187,697	—	1,187,697

	$51,854,874	$1,187,697	$—	$53,042,571

Liabilities:
Forward Currency Contracts[a]	$—	$(310,312)	$—	$(310,312)

Currency Hedged MSCI Japan
Assets:
Exchange-Traded Funds	$32,434,589	$—	$—	$32,434,589
Money Market Funds	18,702	—	—	18,702
Forward Currency Contracts[a]	—	611,947	—	611,947

	$32,453,291	$611,947	$—	$33,065,238

Liabilities:
Forward Currency Contracts[a]	$—	$(150,864)	$—	$(150,864)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 30, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. Each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged MSCI EMU	0.62%
Currency Hedged MSCI Germany	0.53
Currency Hedged MSCI Japan	0.53

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Currency Hedged MSCI EMU ETF through December 31, 2015 in an amount equal to the investment advisory fees payable on those assets attributable to the Fund’s direct investments in its underlying fund (and those assets used by the Fund to hedge the Fund’s exposure to the securities in the underlying fund’s portfolio against the U.S. dollar) such that the investment advisory fee on such assets is equal to the investment advisory fee of its underlying fund plus 0.03%.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Currency Hedged MSCI Germany ETF through December 31, 2015 in an amount equal to the Fund’s pro rata share of the fees and expenses attributable to the Fund’s investments in other iShares funds (“acquired fund fees and expenses”).

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Currency Hedged MSCI Japan ETF through December 31, 2015 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, provided that the waiver is no greater than the Fund’s management fee of 0.53%. BFA has also contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2015 by an additional amount such that the Fund’s total annual operating expenses after fee waivers will be equal to the greater of the Fund’s acquired fund fees and expenses or 0.48%.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Each Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the period ended August 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI EMU
iShares MSCI EMU ETF	—	93,230	—	93,230	$3,717,080	$—	$—

Currency Hedged MSCI Germany
iShares MSCI Germany ETF	—	1,826,481	(34,634)	1,791,847	$51,820,215	$1,019,253	$(55,902)

Currency Hedged MSCI Japan
iShares MSCI Japan ETF	—	2,762,489	(13,795)	2,748,694	$32,434,589	$59,683	$(1,956)

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended August 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI EMU	$138,908	$—
Currency Hedged MSCI Germany	3,384,744	1,057,370
Currency Hedged MSCI Japan	748,643	160,300

In-kind transactions (see Note 4) for the period ended August 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI EMU	$3,675,755	$—
Currency Hedged MSCI Germany	54,566,495	—
Currency Hedged MSCI Japan	32,031,390	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the Funds as of August 31, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation	$84,006	$1,187,697	$611,947

Liabilities
	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/ Net assets consist of – net unrealized depreciation	$20,468	$310,312	$150,864

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the Funds during the period ended August 31, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF
Forward currency contracts:
Foreign currency transactions	$48,994	$953,900	$132,096

	Net Change in Unrealized Appreciation/Depreciation
	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF
Forward currency contracts:
Forward currency contracts	$63,538	$877,385	$461,083

The following table shows the average quarter-end balances of outstanding forward currency contracts for the period ended August 31, 2014:

	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF
Average number of contracts purchased	5	2	4
Average number of contracts sold	4	5	4
Average amounts purchased in U.S. dollars	$7,271,751	$50,823,930	$25,650,202
Average amounts sold in U.S. dollars	$6,791,145	$64,747,420	$30,627,335

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset on the statements of assets and liabilities as of August 31, 2014:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets

iShares Currency Hedged MSCI EMU ETF
Forward currency contracts	$84,006	$(20,468)	$63,538

iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$1,187,697	$(310,312)	$877,385

iShares Currency Hedged MSCI Japan ETF
Forward currency contracts	$611,947	$(150,864)	$461,083

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities

iShares Currency Hedged MSCI EMU ETF
Forward currency contracts	$20,468	$(20,468)	$—

iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$310,312	$(310,312)	$—

iShares Currency Hedged MSCI Japan ETF
Forward currency contracts	$150,864	$(150,864)	$—

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests indirectly a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Currency Hedged MSCI Germany ETF and iShares Currency Hedged MSCI Japan ETF each invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2014, attributable to net investment loss, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Currency Hedged MSCI EMU	$—	$182	$(182)

The tax character of distributions paid during the period ended August 31, 2014 was as follows:

iShares ETF	2014
Currency Hedged MSCI Germany
Ordinary income	$1,016,035

Currency Hedged MSCI Japan
Ordinary income	$59,498

As of August 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses) [a]	Total
Currency Hedged MSCI EMU	$44,831	$67,519	$(97,583)	$14,767
Currency Hedged MSCI Germany	730,505	1,098,771	(5,076,349)	(3,247,073)
Currency Hedged MSCI Japan	236,438	355,908	(184,549)	407,797

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts.

As of August 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI EMU	$3,818,355	$—	$(97,583)	$(97,583)
Currency Hedged MSCI Germany	56,931,223	—	(5,076,349)	(5,076,349)
Currency Hedged MSCI Japan	32,637,840	—	(184,549)	(184,549)

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2014 and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Currency Hedged MSCI EMU ETF, iShares Currency Hedged MSCI Germany ETF and iShares Currency Hedged MSCI Japan ETF (the “Funds”) at August 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 22, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	35

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal period ended August 31, 2014, the Funds intend to pass through to their shareholders foreign source income earned and foreign taxes paid by the underlying funds pursuant to Section 852(g)(1) of the Internal Revenue Code (the “Code”) as follows:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Currency Hedged MSCI Germany	$1,019,253	$162,599
Currency Hedged MSCI Japan	59,683	6,244

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal period ended August 31, 2014:

iShares ETF	Qualified Dividend Income
Currency Hedged MSCI Germany	$1,160,950
Currency Hedged MSCI Japan	62,244

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Currency Hedged MSCI EMU ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 18-19, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by an “at cost” service provider), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in identifying comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that although the proposed investment advisory fee rate and overall expenses for the Fund were two basis points higher than the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group, the Fund was in the 50th percentile for expenses in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year,

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to supporting iShares funds and their shareholders. The Board noted that BFA is an indirect wholly-owned subsidiary of BlackRock. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as risk management, investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information received at previous meetings regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive, services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and

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providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for investment companies, including the Fund, were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board considered the proposed investment advisory fee rate for the Fund in relation to that of iShares MSCI EMU ETF. The Board noted that the Fund’s proposed investment advisory fee rate is higher than that of iShares MSCI EMU ETF, which invests in similar underlying securities but, unlike the Fund, is not currency rate hedged, and concluded that the Fund’s higher relative fee is appropriate.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

II. iShares Currency Hedged MSCI Germany ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the

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extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine each iShares fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

Because the Fund has not commenced operations as of December 31, 2013, the Board did not review any performance information for the Fund.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services to be Provided by BFA — The Board noted that the Fund had not commenced operations as of December 31, 2013, and reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio

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management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — While the Board reviewed information about the profitability of the iShares complex to BlackRock based on fees payable to BFA and its affiliates (including fees under advisory contracts with iShares funds), and all other sources of revenue and expense to BFA and its affiliates from iShares funds’ operations for the last calendar year, the Board did not consider the profitability of the Fund to BFA and its affiliates since the Fund had not commenced operations as of December 31, 2013. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale with respect to the iShares funds that are in operation was focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board

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considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board considered the proposed investment advisory fee rate for the Fund in relation to that of iShares MSCI Germany ETF. The Board noted that the Fund’s proposed investment advisory fee rate is higher than that of iShares MSCI Germany ETF, which invests in similar underlying securities but, unlike the Fund, is not currency rate hedged, and concluded that the Fund’s higher relative fee rate is appropriate.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA, since the Fund has not commenced operations as of December 31, 2013. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Currency Hedged MSCI Japan ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the

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Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine each iShares fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

Because the Fund has not commenced operations as of December 31, 2013, the Board did not review any performance information for the Fund.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services to be Provided by BFA — The Board noted that the Fund had not commenced operations as of December 31, 2013, and reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting

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support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — While the Board reviewed information about the profitability of the iShares complex to BlackRock based on fees payable to BFA and its affiliates (including fees under advisory contracts with iShares funds), and all other sources of revenue and expense to BFA and its affiliates from iShares funds’ operations for the last calendar year, the Board did not consider the profitability of the Fund to BFA and its affiliates since the Fund had not commenced operations as of December 31, 2013. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale with respect to the iShares funds that are in operation was focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are

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Contract (Continued)

iSHARES® TRUST

fundamentally different investment vehicles from the Other Accounts. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board considered the proposed investment advisory fee rate for the Fund in relation to that of iShares MSCI Japan ETF. The Board noted that the Fund’s proposed investment advisory fee rate is higher than that of iShares MSCI Japan ETF, which invests in similar underlying securities but, unlike the Fund, is not currency rate hedged, and concluded that the Fund’s higher relative fee rate is appropriate.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA, since the Fund has not commenced operations as of December 31, 2013. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Supplemental Information (Unaudited)

iSHARES® TRUST

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report (except for the iShares Currency Hedged MSCI EMU ETF which commenced operations on July 9, 2014). The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Currency Hedged MSCI Germany ETF

Period Covered: April 1, 2014 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	63	100.00%

iShares Currency Hedged MSCI Japan ETF

Period Covered: April 1, 2014 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	63	100.00%

46	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 312 funds (as of August 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	47

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares U.S. ETF Trust (since 2012).
Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).
Charles A. Hurty (70)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (75)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	49

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMU ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.93%

AUSTRIA — 0.75%
Andritz AG	156,744	$8,407,183
Erste Group Bank AG	600,852	15,456,870
IMMOEAST AG Escrow[a,b]	105,078	2
IMMOFINANZ AGa	2,070,327	6,503,979
IMMOFINANZ AG Escrow[a,b]	68,575	1
OMV AG	315,636	12,223,221
Raiffeisen International Bank Holding AG	252,532	6,486,387
Telekom Austria AG	238,008	2,232,150
Vienna Insurance Group AG	82,175	3,992,467
Voestalpine AG	241,647	10,392,413

		65,694,673
BELGIUM — 4.07%
Ageas	476,763	16,042,065
Anheuser-Busch InBev NV	1,724,184	192,021,135
Belgacom SA	326,521	11,670,588
Colruyt SA	152,303	7,282,272
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	219,877	15,364,449
Groupe Bruxelles Lambert SA	172,349	16,985,498
KBC Groep NVa	537,719	30,721,801
Solvay SA	126,266	19,916,534
Telenet Group Holding NVa	113,204	6,631,026
UCB SA	269,948	26,205,920
Umicore SA	232,939	11,295,847

		354,137,135
FINLAND — 2.88%
Elisa OYJ	306,957	8,377,590
Fortum OYJ	953,497	23,988,578
Kone OYJ Class B	670,487	28,437,934
Metso OYJ	241,647	9,497,997
Neste Oil OYJ[c]	276,479	5,426,255
Nokia OYJ	8,030,808	67,647,477
Nokian Renkaat OYJ[c]	243,824	7,788,252
Orion OYJ Class B	213,346	8,388,429
Sampo OYJ Class A	957,851	47,224,742
Stora Enso OYJ Class R	1,184,288	10,334,632
UPM-Kymmene OYJ	1,138,571	17,141,869
Wartsila OYJ Abp	317,842	16,017,992

		250,271,747
FRANCE — 32.60%
Accor SA	367,913	17,921,066
Aeroports de Paris	63,133	8,411,513

Security	Shares	Value

Airbus Group NV	1,260,483	$77,710,741
Alcatel-Lucent[a,c]	6,008,520	20,830,764
ALSTOM[a]	463,672	16,450,521
ArcelorMittal	2,144,316	31,281,267
Arkema SA	121,912	9,170,868
Atos SA	169,806	12,986,194
AXA SA	3,892,476	96,647,162
BNP Paribas SA	2,268,405	153,520,546
Bollore	10,885	6,882,108
Bouygues SA	411,453	15,139,820
Bureau Veritas SA	474,586	11,302,256
Cap Gemini SA	309,105	22,031,059
Carrefour SA	1,336,678	46,455,347
Casino Guichard-Perrachon SA	121,912	14,585,710
Christian Dior SA	115,381	20,570,477
CNP Assurances SA	370,090	7,319,552
Compagnie de Saint-Gobain	953,526	48,518,689
Compagnie Generale des Etablissements Michelin Class B	398,391	44,158,616
Credit Agricole SA	2,146,464	31,906,339
Danone SA	1,238,713	86,704,983
Dassault Systemes SA	269,948	17,921,009
Edenred SA	437,577	13,008,819
Electricite de France SA	520,303	16,958,819
Essilor International SA	437,577	46,525,114
Eurazeo	80,549	6,135,715
Eutelsat Communications SA	330,904	11,064,480
Fonciere des Regions	60,956	6,182,427
GDF Suez	3,104,344	76,649,106
Gecina SA	60,956	8,631,310
Groupe Eurotunnel SA Registered	1,004,954	12,961,922
Icade	80,549	7,508,638
Iliad SA	56,304	12,400,161
Imerys SA	74,018	5,929,739
JCDecaux SA	143,682	5,083,469
Kering	161,098	34,216,980
Klepierre	215,523	10,290,902
L’Air Liquide SA	738,003	94,526,785
L’Oreal SA	537,719	89,243,735
Lafarge SA	400,568	30,760,728
Lagardere SCA	254,709	7,030,460
Legrand SA	570,374	31,607,056
LVMH Moet Hennessy Louis Vuitton SA	598,675	104,131,311

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI EMU ETF

August 31, 2014

Security	Shares	Value

Natixis	1,994,132	$14,052,691
Orange	3,975,115	60,318,980
Pernod Ricard SA	454,993	53,782,699
PSA Peugeot Citroen SAa	840,293	11,832,057
Publicis Groupe SA	389,683	29,103,574
Remy Cointreau SAc	52,248	4,162,987
Renault SA	411,424	32,288,058
Rexel SA	579,082	11,555,920
Safran SA	581,259	38,193,677
Sanofi	2,542,533	279,643,599
Schneider Electric SE	1,116,772	94,615,516
SCOR SE	330,904	10,155,697
SES SA Class A FDR	653,100	24,225,020
Societe BIC SA	60,956	8,302,116
Societe Generale	1,543,493	78,385,761
Sodexo	202,461	19,993,126
STMicroelectronics NV	1,369,275	11,496,206
Suez Environnement SA	603,000	11,143,633
Technip SA	219,877	20,418,354
Thales SA	200,284	11,210,782
Total SA	4,586,881	303,239,993
Unibail-Rodamco SE	208,992	56,268,115
Valeo SA	161,098	19,515,880
Vallourec SA	235,116	10,526,528
Veolia Environnement	899,101	16,550,538
Vinci SA	1,036,252	67,906,333
Vivendi SA	2,590,630	67,548,033
Wendel	67,487	8,166,682
Zodiac Aerospace	400,568	13,098,372

		2,836,975,210
GERMANY — 27.18%
Adidas AG	448,462	33,694,342
Allianz SE Registered	977,444	167,116,137
Axel Springer SE	84,903	5,042,607
BASF SE	1,967,979	202,945,096
Bayer AG Registered	1,772,049	238,199,335
Bayerische Motoren Werke AG	709,702	82,825,022
Beiersdorf AG	215,732	19,036,029
Brenntag AG	328,727	17,439,046
Celesio AG	108,856	3,706,506
Commerzbank AGa	2,076,829	31,514,109
Continental AG	237,293	50,791,390
Daimler AG Registered	2,063,767	169,192,870
Deutsche Bank AG Registered	2,956,214	101,397,829
Deutsche Boerse AG	413,601	29,478,876

Security	Shares	Value

Deutsche Lufthansa AG Registered	496,356	$8,613,818
Deutsche Post AG Registered	2,074,652	68,004,040
Deutsche Telekom AG Registered	6,678,920	100,115,268
Deutsche Wohnen AG Bearer	613,885	13,883,825
E.ON SE	4,290,809	78,165,151
Fraport AG	78,372	5,326,752
Fresenius Medical Care AG & Co. KGaA	463,672	32,778,892
Fresenius SE & Co. KGaA	809,844	39,607,564
GEA Group AG	391,860	17,771,323
Hannover Rueck SE Registered	130,620	10,875,451
HeidelbergCement AG	302,603	22,886,966
Henkel AG & Co. KGaA	250,355	23,871,882
Hochtief AG	44,484	3,525,035
Hugo Boss AG	67,244	9,446,397
Infineon Technologies AG	2,418,589	28,178,101
K+S AG Registered	370,090	11,533,839
Kabel Deutschland Holding AG	48,771	6,899,502
Lanxess AG	195,901	12,157,595
Linde AG	398,391	79,055,204
MAN SE	74,018	8,799,062
Merck KGaA	276,450	24,116,993
METRO AGa	348,320	12,263,916
Muenchener Rueckversicherungs-Gesellschaft AG Registered	369,916	74,354,877
Osram Licht AGa	191,576	8,029,585
ProSiebenSat.1 Media AG Registered	470,232	18,900,677
QIAGEN NVa	502,713	12,203,861
RTL Group SA	82,726	8,045,012
RWE AG	1,049,285	41,159,488
SAP SE	1,974,510	153,968,846
Siemens AG Registered	1,700,208	213,515,306
Sky Deutschland AGa	944,818	8,366,871
Telefonica Deutschland Holding AGd	603,029	4,596,672
ThyssenKrupp AGa	970,913	27,016,485
United Internet AG Registered	250,355	10,781,754
Volkswagen AG	63,133	14,178,576

		2,365,373,780
IRELAND — 0.99%
Bank of Ireland[a]	58,835,602	23,481,976
CRH PLC	1,580,502	36,598,706

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU ETF

August 31, 2014

Security	Shares	Value

Irish Bank Resolution Corp. Ltd.[a,b]	446,666	$6
Kerry Group PLC Class A	339,612	25,610,044
Ryanair Holdings PLC[a]	43,520	409,985
Ryanair Holdings PLC SP ADR[a]	416	22,839

		86,123,556
ITALY — 8.16%
Assicurazioni Generali SpA	2,503,492	51,310,661
Atlantia SpA	885,787	22,541,781
Banca Monte dei Paschi di Siena SpA[a]	9,342,702	14,004,466
Banco Popolare SCa	777,160	12,151,027
CNH Industrial NV	2,031,141	17,684,523
Enel Green Power SpA	3,759,563	10,399,405
Enel SpA	14,113,288	74,843,447
Eni SpA	5,453,298	136,334,964
Exor SpA	211,140	8,421,282
Fiat SpA[a,c]	1,880,899	18,432,754
Finmeccanica SpA[a]	870,800	8,166,768
Intesa Sanpaolo SpA	24,937,042	74,365,785
Intesa Sanpaolo SpA RNC	2,013,725	5,265,171
Luxottica Group SpA	359,205	19,233,341
Mediobanca SpA[a]	1,297,492	11,365,228
Pirelli & C. SpA	511,566	7,836,700
Prysmian SpA	437,548	8,910,191
Saipem SpA[a]	568,168	13,515,942
Snam SpA	4,353,884	25,382,832
Telecom Italia SpA[a]	21,597,495	24,906,422
Telecom Italia SpA RNC	12,950,654	11,941,023
Tenaris SA	1,014,482	22,436,073
Terna SpA	3,237,112	16,714,585
UniCredit SpA	9,463,245	73,418,784
Unione di Banche Italiane SpA	1,839,507	14,404,730
UnipolSai SpA	1,944,061	6,120,115

		710,108,000
NETHERLANDS — 8.77%
AEGON NV	3,888,064	30,810,095
Akzo Nobel NV	513,743	36,399,823
Altice SAa	187,222	11,985,191
ASML Holding NV	766,304	73,492,654
Corio NV	148,648	8,005,250
Delta Lloyd NV	433,223	10,462,711
Fugro NV CVA	158,921	5,778,576
Gemalto NVc	169,806	16,665,541
Heineken Holding NV	215,678	14,923,306
Heineken NVc	494,179	37,689,004

Security	Shares	Value

ING Groep NV CVA[a]	8,257,361	$113,823,599
Koninklijke Ahold NV	1,996,280	34,183,507
Koninklijke DSM NV	370,090	24,773,868
Koninklijke KPN NVa	6,874,821	22,865,178
Koninklijke Philips NV	2,081,183	63,571,554
Koninklijke Vopak NV	150,213	7,720,521
OCI NVa	180,662	6,053,907
Randstad Holding NV	267,771	13,030,798
Reed Elsevier NV	1,497,776	34,229,311
Royal Boskalis Westminster NV CVA	187,222	10,800,235
TNT Express NV	954,764	7,153,316
Unilever NV CVA	3,491,850	145,504,099
Wolters Kluwer NV	648,746	18,013,459
Ziggo NV	322,196	15,363,159

		763,298,662
PORTUGAL — 0.65%
Banco Comercial Portugues SA Registered[a]	75,713,084	10,321,982
Energias de Portugal SA	4,969,975	24,117,130
Galp Energia SGPS SA Class B	827,231	14,709,990
Jeronimo Martins SGPS SA	541,685	7,356,264

		56,505,366
SPAIN — 11.88%
Abertis Infraestructuras SA	868,623	18,317,849
Actividades de Construcciones y Servicios SA	380,726	16,075,338
Amadeus IT Holding SA Class A	816,346	30,430,740
Banco Bilbao Vizcaya Argentaria SA	12,619,518	153,092,603
Banco de Sabadell SA	7,318,900	23,098,535
Banco Popular Espanol SA	3,801,042	23,786,991
Banco Santander SA	25,755,948	257,496,378
Bankia SAa	9,892,056	19,179,893
CaixaBank SA	3,810,189	22,975,984
Distribuidora Internacional de Alimentacion SA	1,327,912	11,208,400
Enagas SA	424,953	14,200,812
Ferrovial SA	881,078	17,977,015
Gas Natural SDG SA	751,036	23,084,494
Grifols SA	320,019	14,934,776
Iberdrola SA	10,921,716	80,346,297
Inditex SA	2,338,069	67,907,498
International Consolidated Airlines Group SAa	2,185,708	13,116,793

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI EMU ETF

August 31, 2014

Security	Shares	Value

Mapfre SA	1,985,337	$7,460,842
Red Electrica Corporacion SA	236,372	19,954,374
Repsol SA	2,183,531	54,330,428
Telefonica SA	8,779,696	139,584,938
Zardoya Otis SA	356,970	5,191,019
Zardoya Otis SA New	17,669	256,941

		1,034,008,938

TOTAL COMMON STOCKS
(Cost: $8,432,507,407)		8,522,497,067

PREFERRED STOCKS — 1.91%

GERMANY — 1.91%
Bayerische Motoren Werke AG	117,558	11,269,796
Fuchs Petrolub SE	152,390	6,273,758
Henkel AG & Co. KGaA	383,152	40,274,096
Porsche Automobil Holding SE	328,727	29,985,201
Volkswagen AG	348,320	78,387,209

		166,190,060

TOTAL PREFERRED STOCKS
(Cost: $176,832,799)		166,190,060

SHORT-TERM INVESTMENTS — 1.19%

MONEY MARKET FUNDS — 1.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	96,863,357	96,863,357
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	6,097,814	6,097,814
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	955,702	955,702

		103,916,873

TOTAL SHORT-TERM INVESTMENTS
(Cost: $103,916,873)		103,916,873

Value

TOTAL INVESTMENTS IN SECURITIES — 101.03%
(Cost: $8,713,257,079)	$8,792,604,000
Other Assets, Less Liabilities — (1.03)%	(89,966,878)

NET ASSETS — 100.00%	$8,702,637,122

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI GERMANY ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 92.93%

AIR FREIGHT & LOGISTICS — 2.67%
Deutsche Post AG Registered	3,909,816	$128,158,015

		128,158,015
AIRLINES — 0.34%
Deutsche Lufthansa AG Registered	932,328	16,179,726

		16,179,726
AUTO COMPONENTS — 1.98%
Continental AG	444,360	95,113,055

		95,113,055
AUTOMOBILES — 10.46%
Bayerische Motoren Werke AG	1,337,496	156,091,058
Daimler AG Registered	3,890,496	318,952,761
Volkswagen AG	119,232	26,777,438

		501,821,257
CAPITAL MARKETS — 3.98%
Deutsche Bank AG Registered	5,572,992	191,153,040

		191,153,040
CHEMICALS — 12.01%
BASF SE	3,711,096	382,701,612
K+S AG Registered	696,072	21,693,055
Lanxess AG	369,840	22,952,230
Linde AG	749,616	148,750,965

		576,097,862
COMMERCIAL BANKS — 1.24%
Commerzbank AGa	3,909,816	59,328,123

		59,328,123
CONSTRUCTION & ENGINEERING — 0.14%
Hochtief AG	84,456	6,692,527

		6,692,527
CONSTRUCTION MATERIALS — 0.90%
HeidelbergCement AG	569,112	43,044,012

		43,044,012
DIVERSIFIED FINANCIAL SERVICES — 1.16%
Deutsche Boerse AG	779,976	55,591,780

		55,591,780
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.11%
Deutsche Telekom AG Registered	12,588,360	188,696,231
Telefonica Deutschland Holding AGb	1,126,632	8,587,908

		197,284,139

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.31%
Osram Licht AGa	359,904	$15,084,769

		15,084,769
FOOD & STAPLES RETAILING — 0.48%
METRO AGa	655,224	23,069,627

		23,069,627
HEALTH CARE PROVIDERS & SERVICES — 2.99%
Celesio AG	204,792	6,973,091
Fresenius Medical Care AG & Co. KGaA	874,368	61,812,692
Fresenius SE & Co. KGaA	1,525,728	74,619,765

		143,405,548
HOUSEHOLD PRODUCTS — 0.94%
Henkel AG & Co. KGaA	472,512	45,055,024

		45,055,024
INDUSTRIAL CONGLOMERATES — 8.39%
Siemens AG Registered	3,203,808	402,340,210

		402,340,210
INSURANCE — 9.92%
Allianz SE Registered	1,844,232	315,313,129
Hannover Rueck SE Registered	243,984	20,314,164
Muenchener Rueckversicherungs-Gesellschaft AG Registered	699,384	140,579,513

		476,206,806
INTERNET SOFTWARE & SERVICES — 0.42%
United Internet AG Registered	470,856	20,277,820

		20,277,820
LIFE SCIENCES TOOLS & SERVICES — 0.48%
QIAGEN NVa	944,472	22,928,003

		22,928,003
MACHINERY — 1.05%
GEA Group AG	739,128	33,520,345
MAN SE	142,416	16,930,033

		50,450,378
MEDIA — 1.85%
Axel Springer SE	159,528	9,474,776
Kabel Deutschland Holding AG	89,424	12,650,573
ProSiebenSat.1 Media AG Registered	884,304	35,544,039
RTL Group SA	156,768	15,245,515
Sky Deutschland AGa	1,773,576	15,705,968

		88,620,871

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY ETF

August 31, 2014

Security	Shares	Value

METALS & MINING — 1.06%
ThyssenKrupp AGa	1,828,776	$50,887,257

		50,887,257
MULTI-UTILITIES — 4.69%
E.ON SE	8,084,592	147,276,040
RWE AG	1,977,264	77,560,600

		224,836,640
PERSONAL PRODUCTS — 0.75%
Beiersdorf AG	407,376	35,946,551

		35,946,551
PHARMACEUTICALS — 10.31%
Bayer AG Registered	3,341,256	449,132,591
Merck KGaA	522,192	45,555,076

		494,687,667
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
Deutsche Wohnen AG Bearer	1,155,888	26,141,943

		26,141,943
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.11%
Infineon Technologies AG	4,555,656	53,076,291

		53,076,291
SOFTWARE — 6.05%
SAP SE	3,722,688	290,288,717

		290,288,717
TEXTILES, APPAREL & LUXURY GOODS — 1.70%
Adidas AG	845,112	63,495,887
Hugo Boss AG	128,064	17,990,355

		81,486,242
TRADING COMPANIES & DISTRIBUTORS — 0.69%
Brenntag AG	624,312	33,119,902

		33,119,902
TRANSPORTATION INFRASTRUCTURE — 0.21%
Fraport AG	149,040	10,129,881

		10,129,881

TOTAL COMMON STOCKS
(Cost: $4,433,161,375)		4,458,503,683

PREFERRED STOCKS — 6.52%

AUTOMOBILES — 4.70%
Bayerische Motoren Werke AG	219,696	21,061,340
Porsche Automobil Holding SE	618,240	56,393,453
Volkswagen AG	656,880	147,826,683

		225,281,476

Security	Shares	Value

CHEMICALS — 0.24%
Fuchs Petrolub SE	286,488	$11,794,452

		11,794,452
HOUSEHOLD PRODUCTS — 1.58%
Henkel AG & Co. KGaA	719,808	75,660,877

		75,660,877

TOTAL PREFERRED STOCKS
(Cost: $300,727,302)		312,736,805

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,424,248	1,424,248

		1,424,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,424,248)		1,424,248

TOTAL INVESTMENTS IN SECURITIES — 99.48%
(Cost: $4,735,312,925)		4,772,664,736
Other Assets, Less Liabilities — 0.52%		24,769,193

NET ASSETS — 100.00%		$4,797,433,929

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

Financial futures contracts purchased as of August 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
79	DAX Index (Sept. 2014)	Eurex	$24,559,182	$(1,190,173)

See notes to financial statements.

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI JAPAN ETF

August 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

AIR FREIGHT & LOGISTICS — 0.29%
Yamato Holdings Co. Ltd.	2,075,000	$42,934,134

		42,934,134
AIRLINES — 0.26%
ANA Holdings Inc.[a]	6,225,000	15,154,281
Japan Airlines Co. Ltd.	415,000	23,369,592

		38,523,873
AUTO COMPONENTS — 2.75%
Aisin Seiki Co. Ltd.	1,037,700	38,407,436
Bridgestone Corp.	3,527,500	121,188,309
Denso Corp.	2,697,500	117,185,518
Koito Manufacturing Co. Ltd.	622,500	17,029,841
NGK Spark Plug Co. Ltd.	349,200	10,201,877
NHK Spring Co. Ltd.	830,000	7,941,666
NOK Corp.	622,500	13,470,472
Stanley Electric Co. Ltd.	687,300	16,295,133
Sumitomo Rubber Industries Inc.	1,037,500	14,840,689
Toyoda Gosei Co. Ltd.	415,000	7,913,703
Toyota Industries Corp.	830,000	39,908,072

		404,382,716
AUTOMOBILES — 11.01%
Daihatsu Motor Co. Ltd.	830,000	14,261,443
Fuji Heavy Industries Ltd.	3,320,000	94,453,097
Honda Motor Co. Ltd.	8,715,000	294,708,524
Isuzu Motors Ltd.	6,225,000	43,077,947
Mazda Motor Corp.	2,905,000	68,622,708
Mitsubishi Motors Corp.	3,527,500	40,169,731
Nissan Motor Co. Ltd.	13,695,000	131,696,636
Suzuki Motor Corp.	2,075,000	67,532,127
Toyota Motor Corp.	14,732,500	840,682,100
Yamaha Motor Co. Ltd.	1,452,500	26,914,978

		1,622,119,291
BEVERAGES — 0.95%
Asahi Group Holdings Ltd.	1,867,500	58,981,253
Kirin Holdings Co. Ltd.	4,357,500	58,492,889
Suntory Beverage & Food Ltd.	622,500	22,860,254

		140,334,396
BUILDING PRODUCTS — 1.20%
Asahi Glass Co. Ltd.	6,225,000	33,760,071
Daikin Industries Ltd.	1,245,000	85,928,190
LIXIL Group Corp.	1,452,500	32,186,119
TOTO Ltd.	2,075,000	25,267,123

		177,141,503

Security	Shares	Value

CAPITAL MARKETS — 1.43%
Daiwa Securities Group Inc.	8,300,000	$67,600,038
Nomura Holdings Inc.	19,920,000	127,974,279
SBI Holdings Inc.	1,245,010	14,764,907

		210,339,224
CHEMICALS — 3.57%
Air Water Inc.	78,000	1,228,358
Asahi Kasei Corp.	6,225,000	49,998,941
Daicel Corp.	2,075,000	23,050,007
Hitachi Chemical Co. Ltd.	622,500	11,600,905
JSR Corp.	1,037,500	18,056,505
Kaneka Corp.	2,075,000	12,284,016
Kansai Paint Co. Ltd.	203,000	3,228,147
Kuraray Co. Ltd.	1,867,500	23,261,732
Mitsubishi Chemical Holdings Corp.	7,262,500	36,275,798
Mitsubishi Gas Chemical Co. Inc.	2,075,000	13,442,509
Mitsui Chemicals Inc.	4,150,000	12,264,042
Nippon Paint Co. Ltd.	800,000	19,821,918
Nitto Denko Corp.	830,000	43,543,341
Shin-Etsu Chemical Co. Ltd.	2,282,500	141,847,427
Sumitomo Chemical Co. Ltd.	8,300,000	29,801,222
Taiyo Nippon Sanso Corp.	2,075,000	18,695,673
Teijin Ltd.	4,150,000	10,186,745
Toray Industries Inc.	8,300,000	56,718,198

		525,305,484
COMMERCIAL BANKS — 9.25%
Aozora Bank Ltd.	6,225,000	21,272,320
Bank of Kyoto Ltd. (The)	2,075,000	18,276,219
Bank of Yokohama Ltd. (The)	6,291,000	34,741,750
Chiba Bank Ltd. (The)	4,150,000	29,281,898
Chugoku Bank Ltd. (The)	120,000	1,818,164
Fukuoka Financial Group Inc.	4,156,000	20,162,911
Gunma Bank Ltd. (The)	2,075,000	12,244,068
Hachijuni Bank Ltd. (The)	2,075,000	12,543,678
Hiroshima Bank Ltd. (The)	2,075,000	10,026,953
Hokuhoku Financial Group Inc.	6,225,000	12,403,860
Iyo Bank Ltd. (The)	2,075,000	21,072,580
Joyo Bank Ltd. (The)	4,150,000	21,571,931
Mitsubishi UFJ Financial Group Inc.	68,475,080	394,299,397
Mizuho Financial Group Inc.	123,462,580	235,195,116
Resona Holdings Inc.	11,620,000	63,108,283
Seven Bank Ltd.	3,320,000	13,486,451

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN ETF

August 31, 2014

Security	Shares	Value

Shinsei Bank Ltd.	8,300,000	$17,497,233
Shizuoka Bank Ltd. (The)	2,831,000	29,404,139
Sumitomo Mitsui Financial Group Inc.	6,847,500	276,872,732
Sumitomo Mitsui Trust Holdings Inc.	18,675,320	76,743,458
Suruga Bank Ltd.	2,075,000	39,468,643
Yamaguchi Financial Group Inc.	73,000	718,862

		1,362,210,646
COMMERCIAL SERVICES & SUPPLIES — 0.86%
Dai Nippon Printing Co. Ltd.	2,075,000	21,801,632
PARK24 Co. Ltd.	622,500	10,845,887
Secom Co. Ltd.	1,037,500	63,507,364
Toppan Printing Co. Ltd.	4,150,000	30,520,287

		126,675,170
COMPUTERS & PERIPHERALS — 2.60%
Brother Industries Ltd.	1,245,000	24,172,547
Canon Inc.	6,225,050	203,676,613
Konica Minolta Holdings Inc.	3,112,500	34,245,440
NEC Corp.	13,790,000	49,114,887
Ricoh Co. Ltd.	3,735,000	40,465,346
Seiko Epson Corp.	622,500	31,578,909

		383,253,742
CONSTRUCTION & ENGINEERING — 1.03%
Chiyoda Corp.	235,000	2,574,289
JGC Corp.	860,000	24,926,217
Kajima Corp.	4,150,000	21,252,346
Obayashi Corp.	4,150,000	31,718,727
Shimizu Corp.	4,150,000	34,355,297
Taisei Corp.	6,225,000	37,151,658

		151,978,534
CONSTRUCTION MATERIALS — 0.18%
Taiheiyo Cement Corp.	6,225,000	26,066,083

		26,066,083
CONSUMER FINANCE — 0.26%
Acom Co. Ltd.[b]	2,282,500	7,909,708
AEON Financial Service Co. Ltd.	622,570	14,466,805
Credit Saison Co. Ltd.	830,000	16,514,511

		38,891,024
CONTAINERS & PACKAGING — 0.06%
Toyo Seikan Group Holdings Ltd.	622,500	8,520,913

		8,520,913

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.10%
Benesse Holdings Inc.	415,000	$14,720,845

		14,720,845
DIVERSIFIED FINANCIAL SERVICES — 1.08%
Japan Exchange Group Inc.	1,452,500	34,507,099
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,320,000	17,736,921
ORIX Corp.	7,055,000	106,621,264

		158,865,284
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.95%
Nippon Telegraph and Telephone Corp.	2,075,500	139,452,183

		139,452,183
ELECTRIC UTILITIES — 1.35%
Chubu Electric Power Co. Inc.[b]	3,527,500	40,797,913
Chugoku Electric Power Co. Inc. (The)	1,660,000	21,923,473
Hokuriku Electric Power Co.	830,000	10,761,996
Kansai Electric Power Co. Inc. (The)[b]	3,942,500	36,117,604
Kyushu Electric Power Co. Inc.[b]	2,282,500	23,201,810
Shikoku Electric Power Co. Inc.[b]	830,000	10,202,724
Tohoku Electric Power Co. Inc.	2,490,000	27,540,165
Tokyo Electric Power Co. Inc.[b]	7,885,000	28,538,865

		199,084,550
ELECTRICAL EQUIPMENT — 1.93%
Fuji Electric Co. Ltd.	2,075,000	10,046,927
Mabuchi Motor Co. Ltd.	207,500	17,657,025
Mitsubishi Electric Corp.	10,375,000	130,030,803
Nidec Corp.	1,037,500	66,243,803
Sumitomo Electric Industries Ltd.	4,150,000	60,840,834

		284,819,392
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.66%
Citizen Holdings Co. Ltd.	1,452,500	10,332,555
FUJIFILM Holdings Corp.	2,490,000	75,154,209
Hamamatsu Photonics K.K.	415,000	19,754,296
Hirose Electric Co. Ltd.	207,500	26,825,095
Hitachi High-Technologies Corp.	415,000	11,608,894
Hitachi Ltd.	26,975,000	204,224,262
Hoya Corp.	2,282,500	73,878,869

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN ETF

August 31, 2014

Security	Shares	Value

IBIDEN Co. Ltd.	622,500	$12,242,071
Japan Display Inc.[b]	2,075,000	10,526,303
Keyence Corp.	216,926	92,974,252
Kyocera Corp.	1,660,000	77,730,856
Murata Manufacturing Co. Ltd.	1,037,500	99,210,906
Nippon Electric Glass Co. Ltd.	2,075,500	10,448,924
Omron Corp.	1,037,500	44,991,457
Shimadzu Corp.	236,000	2,069,558
TDK Corp.	622,500	31,039,611
Yaskawa Electric Corp.	1,452,500	18,693,676
Yokogawa Electric Corp.	1,037,500	12,014,367

		833,720,161
FOOD & STAPLES RETAILING — 1.70%
AEON Co. Ltd.	3,320,000	35,921,259
FamilyMart Co. Ltd.	415,000	17,417,336
Lawson Inc.	415,000	29,841,171
Seven & I Holdings Co. Ltd.	4,150,080	166,686,324

		249,866,090
FOOD PRODUCTS — 1.40%
Ajinomoto Co. Inc.	4,150,000	67,572,075
Calbee Inc.	207,800	7,181,037
Kikkoman Corp.	1,501,000	32,914,068
Meiji Holdings Co. Ltd.	415,028	34,237,762
NH Foods Ltd.	94,000	1,992,472
Nisshin Seifun Group Inc.	1,076,750	12,427,427
Nissin Foods Holdings Co. Ltd.	415,000	23,809,020
Toyo Suisan Kaisha Ltd.	103,000	3,227,271
Yakult Honsha Co. Ltd.	415,000	22,810,319

		206,171,451
GAS UTILITIES — 0.85%
Osaka Gas Co. Ltd.	10,375,000	42,744,381
Toho Gas Co. Ltd.	2,075,000	11,964,432
Tokyo Gas Co. Ltd.	12,450,000	70,815,854

		125,524,667
HEALTH CARE EQUIPMENT & SUPPLIES — 0.81%
Olympus Corp.[b]	1,245,300	44,532,796
Sysmex Corp.	830,000	32,158,155
Terumo Corp.	1,660,000	41,833,566

		118,524,517
HEALTH CARE PROVIDERS & SERVICES — 0.38%
Alfresa Holdings Corp.	207,500	12,343,938
Medipal Holdings Corp.	830,000	10,754,007
Miraca Holdings Inc.	415,000	19,334,841
Suzuken Co. Ltd.	415,000	13,841,989

		56,274,775

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.10%
M3 Inc.	830,000	$14,533,089

		14,533,089
HOTELS, RESTAURANTS & LEISURE — 0.35%
McDonald’s Holdings Co. (Japan) Ltd.[a]	415,000	10,246,667
Oriental Land Co. Ltd.	215,500	41,996,414

		52,243,081
HOUSEHOLD DURABLES — 2.84%
Casio Computer Co. Ltd.[a]	1,245,000	21,715,743
Iida Group Holdings Co. Ltd.	830,080	11,905,657
Nikon Corp.[a]	1,867,500	27,153,668
Panasonic Corp.	12,035,015	147,244,589
Rinnai Corp.	207,500	18,436,011
Sekisui Chemical Co. Ltd.	2,082,000	24,650,912
Sekisui House Ltd.	2,697,500	33,963,806
Sharp Corp.[a,b]	8,300,000	26,205,901
Sony Corp.	5,602,500	107,320,354

		418,596,641
HOUSEHOLD PRODUCTS — 0.28%
Unicharm Corp.	622,500	40,932,738

		40,932,738
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.14%
Electric Power Development Co. Ltd.	622,500	20,433,412

		20,433,412
INDUSTRIAL CONGLOMERATES — 0.71%
Seibu Holdings Inc.	622,500	13,404,558
Toshiba Corp.	20,750,000	91,600,808

		105,005,366
INSURANCE — 2.41%
Dai-ichi Life Insurance Co. Ltd. (The)	5,602,500	80,382,406
MS&AD Insurance Group Holdings Inc.	2,726,140	61,576,623
NKSJ Holdings Inc.	1,787,250	43,233,954
Sony Financial Holdings Inc.	1,037,500	16,638,350
T&D Holdings Inc.	3,112,500	38,664,689
Tokio Marine Holdings Inc.	3,735,000	114,025,629

		354,521,651
INTERNET & CATALOG RETAIL — 0.38%
Rakuten Inc.	4,357,500	56,458,536

		56,458,536

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN ETF

August 31, 2014

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.39%
Dena Co. Ltd.[a]	507,200	$6,327,489
Gree Inc.[a]	622,500	4,889,638
Kakaku.com Inc.	830,000	13,031,044
Yahoo! Japan Corp.	8,092,500	32,639,529

		56,887,700
IT SERVICES — 0.83%
Fujitsu Ltd.	10,375,000	71,277,254
ITOCHU Techno-Solutions Corp.	207,500	9,237,979
Nomura Research Institute Ltd.	622,500	19,684,387
NTT Data Corp.	622,500	22,350,917

		122,550,537
LEISURE EQUIPMENT & PRODUCTS — 0.80%
Bandai Namco Holdings Inc.	1,037,598	29,024,977
Sankyo Co. Ltd.	207,500	7,959,643
Sega Sammy Holdings Inc.	1,037,500	19,804,231
Shimano Inc.	415,000	49,575,492
Yamaha Corp.	830,000	11,920,489

		118,284,832
MACHINERY — 5.72%
Amada Co. Ltd.	2,075,000	19,574,530
FANUC Corp.	1,037,500	173,773,885
Hino Motors Ltd.	1,660,000	23,569,332
Hitachi Construction Machinery Co. Ltd.	622,500	12,248,063
IHI Corp.	6,225,000	29,361,794
JTEKT Corp.	1,245,000	19,822,207
Kawasaki Heavy Industries Ltd.	8,300,000	30,919,767
Komatsu Ltd.	5,187,500	117,596,982
Kubota Corp.	6,225,000	89,044,135
Kurita Water Industries Ltd.	622,500	13,991,794
Makita Corp.	622,500	34,814,699
Mitsubishi Heavy Industries Ltd.	16,600,000	102,314,867
Nabtesco Corp.	415,000	9,567,551
NGK Insulators Ltd.	2,075,000	52,331,906
NSK Ltd.	2,075,000	27,604,081
SMC Corp.	229,500	60,078,476
Sumitomo Heavy Industries Ltd.	2,075,000	10,706,069
THK Co. Ltd.	623,100	14,773,021

		842,093,159

Security	Shares	Value

MARINE — 0.32%
Mitsui O.S.K. Lines Ltd.	6,225,000	$22,830,293
Nippon Yusen K.K.	8,300,000	24,448,188

		47,278,481
MEDIA — 0.49%
Dentsu Inc.	1,037,500	42,195,095
Hakuhodo DY Holdings Inc.	1,452,500	15,044,424
Toho Co. Ltd.	622,500	14,435,217

		71,674,736
METALS & MINING — 1.94%
Daido Steel Co. Ltd.	2,075,000	9,128,123
Hitachi Metals Ltd.	242,000	4,127,872
JFE Holdings Inc.	2,697,550	54,633,924
Kobe Steel Ltd.	18,675,000	30,380,469
Maruichi Steel Tube Ltd.	207,500	5,520,816
Mitsubishi Materials Corp.	6,225,000	21,032,632
Nippon Steel & Sumitomo Metal Corp.	41,500,705	117,608,967
Sumitomo Metal Mining Co. Ltd.	2,363,000	35,905,044
Yamato Kogyo Co. Ltd.	207,500	6,871,059

		285,208,906
MULTILINE RETAIL — 0.51%
Don Quijote Holdings Co. Ltd.	207,500	11,005,679
Isetan Mitsukoshi Holdings Ltd.	1,867,560	22,471,483
J. Front Retailing Co. Ltd.	1,037,500	13,162,872
Marui Group Co. Ltd.	1,245,000	10,474,371
Takashimaya Co. Ltd.	2,075,000	17,756,895

		74,871,300
OIL, GAS & CONSUMABLE FUELS — 1.22%
Idemitsu Kosan Co. Ltd.	830,000	18,232,276
INPEX Corp.	4,772,500	68,450,931
JX Holdings Inc.	12,242,595	63,024,881
Showa Shell Sekiyu K.K.	1,037,500	11,145,498
TonenGeneral Sekiyu K.K.	2,075,000	18,955,335

		179,808,921
PAPER & FOREST PRODUCTS — 0.11%
Oji Holdings Corp.	4,150,000	16,898,012

		16,898,012
PERSONAL PRODUCTS — 1.11%
Kao Corp.	2,905,000	125,416,807
Shiseido Co. Ltd.	2,075,000	38,350,099

		163,766,906

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN ETF

August 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 5.28%
Astellas Pharma Inc.	11,827,550	$170,550,800
Chugai Pharmaceutical Co. Ltd.	1,245,000	39,488,617
Daiichi Sankyo Co. Ltd.	3,527,569	62,412,012
Eisai Co. Ltd.	1,452,500	60,757,941
Hisamitsu Pharmaceutical Co. Inc.	207,500	8,249,266
Kyowa Hakko Kirin Co. Ltd.	2,075,000	28,163,354
Mitsubishi Tanabe Pharma Corp.	1,037,500	15,899,312
Ono Pharmaceutical Co. Ltd.	415,000	37,071,762
Otsuka Holdings Co. Ltd.	2,075,000	75,541,705
Santen Pharmaceutical Co. Ltd.	415,000	23,968,812
Shionogi & Co. Ltd.	1,660,000	39,149,059
Sumitomo Dainippon Pharma Co. Ltd.	830,000	11,289,310
Taisho Pharmaceutical Holdings Co. Ltd.	207,500	15,759,494
Takeda Pharmaceutical Co. Ltd.	4,150,000	189,753,092

		778,054,536
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.04%
Japan Prime Realty Investment Corp.	4,150	15,280,117
Japan Real Estate Investment Corp.	6,225	34,275,401
Japan Retail Fund Investment Corp.	10,375	21,791,645
Nippon Building Fund Inc.	8,300	46,259,806
Nippon Prologis REIT Inc.	6,225	15,136,305
United Urban Investment Corp.	12,450	20,109,833

		152,853,107
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.94%
AEON Mall Co. Ltd.	622,500	13,584,324
Daito Trust Construction Co. Ltd.	415,000	51,393,127
Daiwa House Industry Co. Ltd.	2,917,800	55,260,832
Hulic Co. Ltd.	1,452,500	16,498,532
Mitsubishi Estate Co. Ltd.	6,531,000	150,976,527
Mitsui Fudosan Co. Ltd.	4,856,000	154,956,346
Nomura Real Estate Holdings Inc.	622,500	11,247,365

Security	Shares	Value

NTT Urban Development Corp.	622,500	$7,142,706
Sumitomo Realty & Development Co. Ltd.	2,075,000	80,475,285
Tokyo Tatemono Co. Ltd.	2,075,000	17,776,868
Tokyu Fudosan Holdings Corp.	2,697,500	20,721,038

		580,032,950
ROAD & RAIL — 3.77%
Central Japan Railway Co.	830,000	116,488,425
East Japan Railway Co.	1,867,500	145,304,928
Hankyu Hanshin Holdings Inc.	6,225,000	36,732,204
Keikyu Corp.	2,079,000	18,311,450
Keio Corp.	4,150,000	32,078,260
Keisei Electric Railway Co. Ltd.	270,000	2,796,554
Kintetsu Corp.	8,567,000	30,100,159
Nagoya Railroad Co. Ltd.	4,150,000	17,177,648
Nippon Express Co. Ltd.	4,150,000	19,015,257
Odakyu Electric Railway Co. Ltd.	2,240,000	22,122,924
Tobu Railway Co. Ltd.	6,225,000	32,657,506
Tokyu Corp.	6,225,000	43,263,705
West Japan Railway Co.	830,000	39,312,846

		555,361,866
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.74%
Advantest Corp.	1,037,500	12,064,302
Rohm Co. Ltd.	622,500	39,788,227
Tokyo Electron Ltd.	830,052	56,977,435

		108,829,964
SOFTWARE — 0.88%
GungHo Online Entertainment Inc.[a]	2,282,500	12,216,104
Konami Corp.	622,500	14,435,217
Nexon Co. Ltd.	622,500	5,440,920
Nintendo Co. Ltd.	622,500	69,090,100
Oracle Corp. Japan	207,500	8,468,980
Trend Micro Inc.	622,500	20,073,880

		129,725,201
SPECIALTY RETAIL — 1.20%
ABC-MART Inc.	207,500	10,646,147
Fast Retailing Co. Ltd.	257,200	80,587,766
Nitori Holdings Co. Ltd.	415,000	24,927,564
Sanrio Co. Ltd.[a]	207,500	5,934,278
Shimamura Co. Ltd.	207,500	18,735,621

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN ETF

August 31, 2014

Security	Shares	Value

USS Co. Ltd.	1,245,000	$20,553,256
Yamada Denki Co. Ltd.	4,772,500	15,344,034

		176,728,666
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
ASICS Corp.	830,000	17,025,846

		17,025,846
TOBACCO — 1.40%
Japan Tobacco Inc.	6,017,500	206,443,375

		206,443,375
TRADING COMPANIES & DISTRIBUTORS — 3.97%
ITOCHU Corp.	8,300,000	105,662,512
Marubeni Corp.	8,300,000	60,001,925
Mitsubishi Corp.	7,677,500	159,004,103
Mitsui & Co. Ltd.	9,337,500	152,441,642
Sumitomo Corp.	6,225,000	80,475,285
Toyota Tsusho Corp.	1,037,500	27,414,328

		584,999,795
TRANSPORTATION INFRASTRUCTURE — 0.16%
Kamigumi Co. Ltd.	2,075,000	19,334,841
Mitsubishi Logistics Corp.	242,000	3,631,689

		22,966,530
WIRELESS TELECOMMUNICATION SERVICES — 4.70%
KDDI Corp.	3,112,500	179,736,127
NTT DOCOMO Inc.	8,300,000	143,693,026
SoftBank Corp.	5,113,100	369,436,671

		692,865,824

TOTAL COMMON STOCKS
(Cost: $15,294,865,365)		14,693,636,312

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	65,133,106	65,133,106
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,100,307	4,100,307
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,483,549	1,483,549

		70,716,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,716,962)		70,716,962

Value

TOTAL INVESTMENTS IN SECURITIES — 100.24%
(Cost: $15,365,582,327)	$14,764,353,274
Other Assets, Less Liabilities — (0.24)%	(35,164,571)

NET ASSETS — 100.00%	$14,729,188,703

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of August 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
277	TOPIX Index (Sept. 2014)	Tokyo Stock	$34,023,391	$906,579

See notes to financial statements.

62	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2014

	iShares MSCI EMU ETF	iShares MSCI Germany ETF	iShares MSCI Japan ETF

ASSETS
Investments, at cost:
Unaffiliated	$8,609,340,206	$4,733,888,677	$15,294,865,365
Affiliated (Note 2)	103,916,873	1,424,248	70,716,962

Total cost of investments	$8,713,257,079	$4,735,312,925	$15,365,582,327

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,688,687,127	$4,771,240,488	$14,693,636,312
Affiliated (Note 2)	103,916,873	1,424,248	70,716,962

Total fair value of investments	8,792,604,000	4,772,664,736	14,764,353,274
Foreign currency, at value[b]	3,626,885	7,773,893	29,114,378
Foreign currency pledged to broker, at value[b]	—	3,128,185	—
Receivables:
Investment securities sold	22,558,626	6,151,067	14,479,048
Dividends and interest	12,510,237	16,970,845	10,962,972
Futures variation margin	—	—	906,579

Total Assets	8,831,299,748	4,806,688,726	14,819,816,251

LIABILITIES
Payables:
Investment securities purchased	21,964,754	6,210,170	13,401,207
Due to broker for foreign currency pledged for futures, at value[b]	—	—	167,310
Collateral for securities on loan (Note 1)	102,961,171	—	69,233,413
Capital shares redeemed	—	—	1,793,749
Futures variation margin	—	1,190,173	—
Securities related to in-kind transactions (Note 4)	109,341	—	—
Investment advisory fees (Note 2)	3,627,360	1,854,454	6,031,869

Total Liabilities	128,662,626	9,254,797	90,627,548

NET ASSETS	$8,702,637,122	$4,797,433,929	$14,729,188,703

Net assets consist of:
Paid-in capital	$8,977,029,980	$4,982,282,108	$16,376,094,943
Undistributed (distributions in excess of) net investment income	14,544,730	—	(28,649,511)
Accumulated net realized loss	(367,769,055)	(220,284,351)	(1,017,265,627)
Net unrealized appreciation (depreciation)	78,831,467	35,436,172	(600,991,102)

NET ASSETS	$8,702,637,122	$4,797,433,929	$14,729,188,703

Shares outstanding[c]	217,700,000	165,600,000	1,245,000,000

Net asset value per share	$39.98	$28.97	$11.83

[a]	Securities on loan with values of $97,713,104, $ — and $65,578,777, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $3,685,171, $10,951,325 and $29,459,603, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 382.2 million and 2.1246 billion, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations

iSHARES®, INC.

Year ended August 31, 2014

	iShares MSCI EMU ETF	iShares MSCI Germany ETF	iShares MSCI Japan ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$295,418,272	$135,802,760	$239,369,752
Interest — affiliated (Note 2)	646	248	1,123
Securities lending income — affiliated (Note 2)	2,246,562	345,427	3,275,077

Total investment income	297,665,480	136,148,435	242,645,952

EXPENSES
Investment advisory fees (Note 2)	42,364,200	26,930,838	64,952,270

Total expenses	42,364,200	26,930,838	64,952,270

Net investment income	255,301,280	109,217,597	177,693,682

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(157,461,866)	(62,909,047)	(155,435,828)
In-kind redemptions — unaffiliated	430,455,814	561,178,992	283,190,852
Futures contracts	—	5,245,994	13,313,282
Foreign currency transactions	(780,006)	13,873	(4,099,999)

Net realized gain	272,213,942	503,529,812	136,968,307

Net change in unrealized appreciation/depreciation on:
Investments	323,975,354	182,699,456	664,990,651
Futures contracts	—	(806,724)	1,007,675
Translation of assets and liabilities in foreign currencies	(521,910)	(651,553)	(403,909)

Net change in unrealized appreciation/depreciation	323,453,444	181,241,179	665,594,417

Net realized and unrealized gain	595,667,386	684,770,991	802,562,724

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$850,968,666	$793,988,588	$980,256,406

[a]	Net of foreign withholding tax of $37,822,549, $20,734,916 and $23,740,348, respectively.

See notes to financial statements.

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI EMU ETF		iShares MSCI Germany ETF
	Year ended August 31, 2014	Year ended August 31, 2013	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$255,301,280	$56,484,613	$109,217,597	$69,681,145
Net realized gain	272,213,942	59,795,938	503,529,812	181,952,897
Net change in unrealized appreciation/depreciation	323,453,444	153,686,966	181,241,179	397,729,283

Net increase in net assets resulting from operations	850,968,666	269,967,517	793,988,588	649,363,325

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(243,559,586)	(54,004,208)	(111,913,888)	(70,323,492)

Total distributions to shareholders	(243,559,586)	(54,004,208)	(111,913,888)	(70,323,492)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,832,263,291	3,656,727,115	1,689,588,472	2,897,813,848
Cost of shares redeemed	(2,277,014,968)	(1,126,936,712)	(2,230,103,855)	(1,618,008,137)

Net increase (decrease) in net assets from capital share transactions	4,555,248,323	2,529,790,403	(540,515,383)	1,279,805,711

INCREASE IN NET ASSETS	5,162,657,403	2,745,753,712	141,559,317	1,858,845,544

NET ASSETS
Beginning of year	3,539,979,719	794,226,007	4,655,874,612	2,797,029,068

End of year	$8,702,637,122	$3,539,979,719	$4,797,433,929	$4,655,874,612

Undistributed net investment income included in net assets at end of year	$14,544,730	$3,542,748	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	172,200,000	108,500,000	57,000,000	116,100,000
Shares redeemed	(56,700,000)	(33,600,000)	(73,200,000)	(65,400,000)

Net increase (decrease) in shares outstanding	115,500,000	74,900,000	(16,200,000)	50,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan ETF
	Year ended August 31, 2014	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$177,693,682	$88,231,088
Net realized gain	136,968,307	326,567,847
Net change in unrealized appreciation/depreciation	665,594,417	632,581,952

Net increase in net assets resulting from operations	980,256,406	1,047,380,887

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(199,951,249)	(94,344,922)

Total distributions to shareholders	(199,951,249)	(94,344,922)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,400,567,672	9,039,143,715
Cost of shares redeemed	(1,913,626,119)	(4,159,272,055)

Net increase in net assets from capital share transactions	3,486,941,553	4,879,871,660

INCREASE IN NET ASSETS	4,267,246,710	5,832,907,625

NET ASSETS
Beginning of year	10,461,941,993	4,629,034,368

End of year	$14,729,188,703	$10,461,941,993

Distributions in excess of net investment income included in net assets at end of year	$(28,649,511)	$(6,610,516)

SHARES ISSUED AND REDEEMED
Shares sold	457,800,000	831,000,000
Shares redeemed	(166,800,000)	(390,000,000)

Net increase in shares outstanding	291,000,000	441,000,000

See notes to financial statements.

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of year	$34.64	$29.09	$31.55	$30.75	$35.64

Income from investment operations:
Net investment income[a]	1.18	0.92	1.02	1.23	0.80
Net realized and unrealized gain (loss)[b]	5.10	5.55	(2.38)	0.71	(4.76)

Total from investment operations	6.28	6.47	(1.36)	1.94	(3.96)

Less distributions from:
Net investment income	(0.94)	(0.92)	(1.10)	(1.14)	(0.93)

Total distributions	(0.94)	(0.92)	(1.10)	(1.14)	(0.93)

Net asset value, end of year	$39.98	$34.64	$29.09	$31.55	$30.75

Total return	18.02%	22.43%	(3.99)%	5.78%	(11.19)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,702,637	$3,539,980	$794,226	$738,233	$823,972
Ratio of expenses to average net assets	0.48%	0.50%	0.53%	0.52%	0.54%
Ratio of net investment income to average net assets	2.89%	2.74%	3.55%	3.38%	2.29%
Portfolio turnover rate[c]	7%	5%	7%	8%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of year	$25.61	$21.34	$21.02	$19.45	$20.86

Income from investment operations:
Net investment income[a]	0.59	0.46	0.56	0.86	0.38
Net realized and unrealized gain (loss)[b]	3.40	4.24	0.34	1.38	(1.49)

Total from investment operations	3.99	4.70	0.90	2.24	(1.11)

Less distributions from:
Net investment income	(0.63)	(0.43)	(0.58)	(0.67)	(0.30)

Total distributions	(0.63)	(0.43)	(0.58)	(0.67)	(0.30)

Net asset value, end of year	$28.97	$25.61	$21.34	$21.02	$19.45

Total return	15.41%	22.11%	4.55%	10.84%	(5.35)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,797,434	$4,655,875	$2,797,029	$2,768,171	$1,487,881
Ratio of expenses to average net assets	0.48%	0.51%	0.53%	0.51%	0.53%
Ratio of net investment income to average net assets	1.95%	1.88%	2.72%	3.45%	1.80%
Portfolio turnover rate[c]	6%	4%	4%	13%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of year	$10.97	$9.02	$9.80	$9.43	$10.24

Income from investment operations:
Net investment income[a]	0.15	0.13	0.18	0.16	0.12
Net realized and unrealized gain (loss)[b]	0.88	1.97	(0.77)	0.37	(0.77)

Total from investment operations	1.03	2.10	(0.59)	0.53	(0.65)

Less distributions from:
Net investment income	(0.17)	(0.15)	(0.19)	(0.16)	(0.16)

Total distributions	(0.17)	(0.15)	(0.19)	(0.16)	(0.16)

Net asset value, end of year	$11.83	$10.97	$9.02	$9.80	$9.43

Total return	9.39%	23.46%	(5.96)%	5.54%	(6.41)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$14,729,189	$10,461,942	$4,629,034	$7,194,509	$3,942,769
Ratio of expenses to average net assets	0.48%	0.50%	0.53%	0.51%	0.54%
Ratio of net investment income to average net assets	1.31%	1.18%	1.95%	1.53%	1.20%
Portfolio turnover rate[c]	2%	4%	3%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EMU	Diversified
MSCI Germany	Non-diversified
MSCI Japan	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI EMU
Assets:
Common Stocks	$8,522,240,117	$256,941	$9	$8,522,497,067
Preferred Stocks	166,190,060	—	—	166,190,060
Money Market Funds	103,916,873	—	—	103,916,873

	$8,792,347,050	$256,941	$9	$8,792,604,000

MSCI Germany
Assets:
Common Stocks	$4,458,503,683	$—	$—	$4,458,503,683
Preferred Stocks	312,736,805	—	—	312,736,805
Money Market Funds	1,424,248	—	—	1,424,248

	$4,772,664,736	$—	$—	$4,772,664,736

Liabilities:
Futures Contracts[a]	$(1,190,173)	$—	$—	$(1,190,173)

MSCI Japan
Assets:
Common Stocks	$14,693,636,312	$—	$—	$14,693,636,312
Money Market Funds	70,716,962	—	—	70,716,962
Futures Contracts[a]	906,579	—	—	906,579

	$14,765,259,853	$—	$—	$14,765,259,853

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of August 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES®, INC.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of August 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI EMU	$97,713,104	$97,713,104	$—
MSCI Japan	65,578,777	65,578,777	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI EMU, iShares MSCI Germany and iShares MSCI Japan ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion[a]

[a]	Breakpoint level was added effective July 1, 2014.

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended August 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI EMU	$813,389
MSCI Germany	155,217
MSCI Japan	1,317,838

Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended August 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI EMU	$606,642,740	$579,892,004
MSCI Germany	347,536,959	385,373,160
MSCI Japan	333,832,396	288,411,799

In-kind transactions (see Note 4) for the year ended August 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EMU	$6,790,718,089	$2,259,100,617
MSCI Germany	1,679,504,170	2,178,661,881
MSCI Japan	5,277,535,787	1,859,445,968

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed,

76	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of August 31, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$—	$906,579

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

Liabilities
	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[b]	$1,190,173	$—

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the year ended August 31, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$5,245,994	$13,313,282

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$(806,724)	$1,007,675

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES®, INC.

The following table shows the average quarter-end balances of open futures contracts for the year ended August 31, 2014:

	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Average number of contracts purchased	89	590
Average value of contracts purchased	$27,994,964	$70,684,552

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares MSCI Germany ETF and iShares MSCI Japan ETF each invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2014, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
MSCI EMU	$397,763,659	$(739,712)	$(397,023,947)
MSCI Germany	518,307,370	2,696,291	(521,003,661)
MSCI Japan	182,351,676	218,572	(182,570,248)

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 was as follows:

iShares ETF	2014	2013
MSCI EMU
Ordinary income	$243,559,586	$54,004,208

MSCI Germany
Ordinary income	$111,913,888	$70,323,492

MSCI Japan
Ordinary income	$199,951,249	$94,344,922

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
MSCI EMU	$17,072,939	$(178,341,919)	$(97,919,028)	$(15,204,850)	$(274,392,858)
MSCI Germany	—	(117,984,210)	(61,540,149)	(5,323,820)	(184,848,179)
MSCI Japan	2,958,257	(788,481,761)	(802,216,526)	(59,166,210)	(1,646,906,240)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of August 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI EMU	$53,431,438	$—	$—	$26,644,200	$68,035,542	$30,230,739	$178,341,919
MSCI Germany	21,864,809	4,227,713	3,394,735	27,790,050	28,490,949	32,215,954	117,984,210
MSCI Japan	287,119,620	27,817,841	44,443,527	116,295,478	173,577,101	139,228,194	788,481,761

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of August 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EMU	$8,890,007,574	$392,054,030	$(489,457,604)	$(97,403,574)
MSCI Germany	4,833,479,419	317,979,110	(378,793,793)	(60,814,683)
MSCI Japan	15,566,807,751	898,607,379	(1,701,061,856)	(802,454,477)

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

80	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares MSCI EMU ETF, iShares MSCI Germany ETF and iShares MSCI Japan ETF (the “Funds”) at August 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 22, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	81

Notes:

82	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-814-0814

Item 2. Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended August 31, 2014, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-four series of the Registrant for which the fiscal year-end is August 31, 2014 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $327,400 for the fiscal year ended August 31, 2013 and $361,500 for the fiscal year ended August 31, 2014.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2013 and August 31, 2014 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $81,270 for the fiscal year ended August 31, 2013 and $88,248 for the fiscal year ended August 31, 2014.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended August 31, 2013 and August 31, 2014 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended August 31, 2014 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were, $3,942,161 for the fiscal year ended August 31, 2013 and $3,347,303 for the fiscal year ended August 31, 2014.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	October 27, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	October 27, 2014